UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08941

The Vantagepoint Funds
(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 962-4600

Date of fiscal year end:	12/31/09

Date of reporting period:	09/30/09

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

September 30, 2009

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Low Duration Bond	2
Inflation Protected Securities	7
Asset Allocation	9
Equity Income	16
Growth & Income	19
Growth	23
Select Value	26
Aggressive Opportunities	29
Discovery	33
International	39
Diversified Assets	45
Core Bond Index	51
500 Stock Index	62
Broad Market Index	69
Mid/Small Company Index	93
Overseas Equity Index	116
Model Portfolio Savings Oriented	127
Model Portfolio Conservative Growth	128
Model Portfolio Traditional Growth	129
Model Portfolio Long-Term Growth	130
Model Portfolio All-Equity Growth	131
Milestone Retirement Income	132
Milestone 2010	133
Milestone 2015	134
Milestone 2020	135
Milestone 2025	136
Milestone 2030	137
Milestone 2035	138
Milestone 2040	139

Notes to the Schedules of Investments	140

This complete schedule of portfolio holdings is part of The Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUND—100.0%
Short-Term Investments Trust Liquid Assets Portfolio (Cost $464,262,306)	464,262,306	$464,262,306

TOTAL INVESTMENTS—100.0%
(Cost $464,262,306)		464,262,306
Other assets less liabilities—(0.0%)		(97,912)
NET ASSETS—100.0%		$464,164,394

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—46.8%
Beverages—0.2%
Bottling Group LLC
6.950%	03/15/2014		$ 975,000	$ 1,137,421
Biotechnology—0.4%
Amgen, Inc.
4.000%	11/18/2009		1,800,000	1,809,839
Capital Markets—1.2%
Bank of New York Mellon Corp. (The)
4.300%	05/15/2014		1,170,000	1,240,268
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014		901,000	980,854
3.625%	08/01/2012		700,000	719,100
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	1,230,000	1,263,583
Morgan Stanley
6.000%	05/13/2014		700,000	745,974
Morgan Stanley, Series F MTN
2.550%	05/14/2010	#	700,000	707,799
				5,657,578
Chemicals—1.6%
Dow Chemical Co. (The)
7.600%	05/15/2014		4,385,000	4,855,655
4.850%	08/15/2012		2,700,000	2,809,491
				7,665,146
Commercial Banks—10.8%
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		5,940,000	6,387,561
2.700%	03/05/2012	ˆ	1,000,000	1,019,736
BB&T Corp. MTN
3.850%	07/27/2012		6,318,000	6,521,566
BB&T Corp., Series A MTN
3.375%	09/25/2013		700,000	703,450
Capital One Financial Corp.
7.375%	05/23/2014	†	4,130,000	4,613,702
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	1,404,000	1,430,496
ING Bank NV (Netherlands)
2.625%	02/09/2012	ˆ	1,700,000	1,729,779
M&T Bank Corp.
5.375%	05/24/2012	†	6,680,000	6,884,822
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ†	1,665,000	1,697,889
SunTrust Banks, Inc.
5.250%	11/05/2012	†	6,700,000	6,918,822
Swedbank AB (Sweden)
2.800%	02/10/2012	ˆ	900,000	916,208
Toronto-Dominion Bank (The) MTN (Canada)
1.588%	09/10/2010	#	EUR 750,000	1,096,574
US Bancorp
4.200%	05/15/2014	†	1,300,000	1,359,913
US Bancorp MTN
0.871%	05/06/2010	#	1,200,000	1,203,558
Wachovia Bank NA, Bank Note
7.800%	08/18/2010		1,750,000	1,845,482
Wachovia Corp.
0.511%	06/01/2010	#	3,280,000	3,270,914
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,309,936
5.250%	10/23/2012		2,000,000	2,135,378
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		$660,000	$657,438
				51,703,224
Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		1,250,000	1,317,995
Computers & Peripherals—1.0%
Dell, Inc.
3.375%	06/15/2012		1,610,000	1,669,346
Hewlett-Packard Co.
4.250%	02/24/2012		730,000	771,729
2.250%	05/27/2011		1,000,000	1,019,085
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,318,175
				4,778,335
Consumer Finance—2.3%
American Express Credit Corp.
5.125%	08/25/2014		1,000,000	1,035,531
American Express Credit Corp., Series C
7.300%	08/20/2013		1,450,000	1,609,406
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012	†	900,000	956,654
HSBC Finance Corp.
6.375%	10/15/2011		3,150,000	3,342,818
International Lease Finance Corp., Series Q MTN
5.250%	01/10/2013		1,169,000	942,842
International Lease Finance Corp., Series R MTN
5.300%	05/01/2012		2,095,000	1,761,836
John Deere Capital Corp., Series D MTN
1.210%	01/18/2011	#	1,170,000	1,175,795
				10,824,882
Containers & Packaging—0.1%
Ball Corp.
6.875%	12/15/2012		455,000	460,688
Diversified Financial Services—9.2%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	ˆ†	6,000,000	6,200,928
Bank of America Corp.
6.600%	05/15/2010		200,000	205,245
6.500%	08/01/2016		900,000	947,338
4.875%	09/15/2012		3,910,000	4,017,451
4.875%	01/15/2013		1,000,000	1,026,516
4.375%	12/01/2010		1,240,000	1,263,112
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		800,000	877,154
Citigroup, Inc.
6.375%	08/12/2014		1,000,000	1,034,963
2.140%	05/15/2018	#	7,186,000	6,353,509
CME Group, Inc.
5.750%	02/15/2014		6,350,000	6,956,489
General Electric Capital Corp.
5.900%	05/13/2014		680,000	729,894
General Electric Capital Corp., Series A MTN
5.250%	10/19/2012		4,206,000	4,449,885
Hutchison Whampoa International 03/33 Ltd. (Cayman Islands)
5.450%	11/24/2010	ˆ	1,500,000	1,566,329
JPMorgan Chase & Co.
6.750%	02/01/2011		1,240,000	1,317,480
4.750%	05/01/2013		6,900,000	7,311,033
				44,257,326

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Telecommunication Services—1.1%
AT&T, Inc.
4.850%	02/15/2014		$600,000	$638,845
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		1,250,000	1,310,018
Verizon Communications, Inc.
4.350%	02/15/2013		2,145,000	2,256,870
Verizon Global Funding Corp.
7.250%	12/01/2010		1,250,000	1,330,728
				5,536,461
Electric Utilities—1.0%
Duke Energy Carolinas LLC
6.250%	01/15/2012		1,165,000	1,270,303
FPL Group Capital, Inc.
5.625%	09/01/2011		910,000	975,165
MidAmerican Energy Holdings Co.
3.150%	07/15/2012	ˆ	1,000,000	1,013,011
Pacific Gas & Electric Co.
1.252%	06/10/2010	#	1,500,000	1,508,685
				4,767,164
Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,084,624
Food Products—1.2%
Campbell Soup Co.
6.750%	02/15/2011		800,000	858,762
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,086,300
Kraft Foods, Inc.
6.750%	02/19/2014		2,274,000	2,539,337
Unilever Capital Corp.
7.125%	11/01/2010		1,175,000	1,254,759
				5,739,158
Health Care Providers & Services—1.0%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,168,429
WellPoint, Inc.
6.800%	08/01/2012		3,290,000	3,587,551
				4,755,980
Household Products—1.1%
Procter & Gamble Co. (The)
3.500%	02/15/2015		400,000	410,135
3.150%	09/01/2015	†	4,750,000	4,799,728
				5,209,863
Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.500%	11/01/2011		1,000,000	1,066,815
Insurance—2.5%
Allstate Corp. (The)
6.200%	05/16/2014		800,000	883,417
American International Group, Inc.
4.700%	10/01/2010		1,000,000	965,816
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012	†	700,000	734,308
Metropolitan Life Global Funding I
5.125%	04/10/2013	ˆ	$ 5,480,000	$5,686,366
1.035%	06/25/2010	#ˆ	1,100,000	1,102,201
Prudential Financial, Inc.
6.200%	01/15/2015		1,423,000	1,507,175
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012	†	1,100,000	1,107,557
				11,986,840
Life Sciences Tools & Services—0.4%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,125,163
Roche Holdings, Inc.
4.500%	03/01/2012	ˆ	853,000	903,096
				2,028,259
Machinery—0.2%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.954%	08/13/2010	#	845,000	841,072
Media—1.1%
Comcast Corp.
5.450%	11/15/2010		2,250,000	2,339,516
CSC Holdings, Inc., Series B
7.625%	04/01/2011		595,000	620,288
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014	ˆ†	580,000	581,450
Time Warner, Inc.
0.684%	11/13/2009	#	1,000,000	1,000,142
Viacom, Inc.
4.375%	09/15/2014		700,000	715,597
				5,256,993
Metals & Mining—3.1%
Alcoa, Inc.
6.000%	07/15/2013		5,525,000	5,772,172
Nucor Corp.
5.000%	06/01/2013		1,328,000	1,413,667
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		6,974,000	7,520,350
				14,706,189
Multi-National—0.7%
European Investment Bank MTN (Supranational)
4.750%	04/15/2011		EUR 2,300,000	3,550,539
Oil, Gas & Consumable Fuels—1.0%
Chevron Corp.
3.450%	03/03/2012		1,800,000	1,875,008
ConocoPhillips
4.750%	02/01/2014		600,000	646,156
4.600%	01/15/2015		455,000	486,189
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		1,860,000	2,007,795
				5,015,148
Pharmaceuticals—1.3%
Abbott Laboratories
5.600%	05/15/2011		1,150,000	1,231,021
Merck & Co., Inc.
1.875%	06/30/2011		2,100,000	2,124,175
Novartis Capital Corp.
4.125%	02/10/2014		310,000	327,670

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pfizer, Inc.
4.450%	03/15/2012		$ 1,000,000	$ 1,062,839
3.625%	06/03/2013		EUR 200,000	301,913
Wyeth
6.950%	03/15/2011		1,000,000	1,074,792
				6,122,410
Road & Rail—0.1%
Union Pacific Corp.
6.125%	01/15/2012		545,000	587,396
Software—0.6%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,420,398
Oracle Corp.
5.000%	01/15/2011		1,547,000	1,618,479
				3,038,877
Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		325,000	337,187
Tobacco—2.5%
Altria Group, Inc.
8.500%	11/10/2013		6,319,000	7,335,480
Philip Morris International, Inc.
6.875%	03/17/2014		4,120,000	4,711,109
				12,046,589
Wireless Telecommunication Services—0.3%
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014	ˆ	400,000	432,689
3.750%	05/20/2011	ˆ	1,000,000	1,032,134
				1,464,823
TOTAL CORPORATE OBLIGATIONS
(Cost $215,409,191)				224,754,821

U.S. GOVERNMENT AGENCY OBLIGATIONS—6.2%
Government Backed Corporate (FDIC) Obligations—0.9%
General Electric Capital Corp.
1.800%	03/11/2011		3,300,000	3,342,174
JPMorgan Chase & Co.
2.200%	06/15/2012		1,200,000	1,221,330
				4,563,504
U.S. Government Agency Obligations—5.3%
Federal Home Loan Bank
5.375%	08/19/2011	†	7,390,000	7,988,959
1.625%	01/21/2011		3,100,000	3,141,410
1.375%	05/16/2011	†	3,000,000	3,029,514
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	†	7,000,000	7,041,587
Federal National Mortgage Association
1.375%	04/28/2011	†	4,000,000	4,036,440
				25,237,910
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $29,525,424)				29,801,414

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—7.0%
U.S. Government Agency Mortgage-Backed Securities—7.0%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		$1,255,038	$1,339,851
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		679,368	688,310
4.250%	06/15/2024		211,717	212,294
Federal National Mortgage Association
4.762%	10/01/2034	#	3,281,542	3,338,973
4.691%	10/01/2034	#	587,706	594,282
3.225%	09/01/2034	#	296,124	300,370
3.162%	09/01/2034	#	370,013	374,837
Government National Mortgage Association
6.500%	10/20/2037- 09/20/2038		11,657,109	12,396,339
6.000%	07/20/2038- 02/15/2039		8,179,918	8,665,438
4.500%	04/20/2024- 08/20/2035		5,474,482	5,732,101
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $32,748,004)				33,642,795

U.S. TREASURY OBLIGATIONS—6.3%
U.S. Treasury Bills—6.2%
U.S. Treasury Bill
0.394%	07/29/2010	†	10,000,000	9,977,010
0.386%	09/23/2010		10,000,000	9,962,810
0.200%	12/10/2009	†	10,000,000	9,998,930
				29,938,750
U.S. Treasury Notes—0.1%
U.S. Treasury Note
3.125%	11/30/2009	‡‡	500,000	502,578
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,426,003)				30,441,328

MUNICIPAL OBLIGATIONS—1.5%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	3,803,082
5.250%	04/01/2014		1,200,000	1,247,568
Citizens Property Insurance Corp. Revenue Bonds, Series 2007 A (Florida)
5.000%	03/01/2013		200,000	208,046
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	06/01/2012		1,700,000	1,765,807
TOTAL MUNICIPAL OBLIGATIONS
(Cost $6,703,820)				7,024,503

SOVEREIGN DEBT OBLIGATIONS—1.2%
Government Issued—1.2%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		1,200,000	1,243,019
Province of Ontario (Canada)
3.125%	09/08/2010		1,200,000	1,227,893
2.750%	02/22/2011	†	1,225,000	1,253,886

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
SOVEREIGN DEBT OBLIGATIONS—(Continued)
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011	†	$1,700,000	$1,811,867
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $5,383,740)				5,536,665

ASSET BACKED SECURITIES—20.8%
Automobile—10.4%
Ally Auto Receivables Trust
Series 2009-A, Class A2
1.320%	03/15/2012	ˆ	1,180,000	1,169,491
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%	09/20/2012	ˆ	1,325,000	1,372,147
Bank of America Auto Trust
Series 2008-1A, Class A4
5.730%	01/20/2013	ˆ	2,630,000	2,764,550
Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%	02/15/2012	ˆ	1,260,000	1,260,997
BMW Vehicle Lease Trust
Series 2009-1, Class A2
2.040%	04/15/2011		2,900,000	2,913,194
BMW Vehicle Lease Trust
Series 2009-1, Class A1
0.792%	06/15/2010		349,850	350,086
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A
4.680%	10/15/2012		1,725,000	1,794,395
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4B
1.593%	07/15/2014	#	4,000,000	4,022,735
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4B
0.283%	04/16/2012	#	1,000,000	986,787
Carmax Auto Owner Trust
Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	2,923,452
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%	04/15/2014		2,287,380	2,350,229
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A
3.700%	06/08/2012		1,600,000	1,630,783
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	2,087,917
Daimler Chrysler Auto Trust
Series 2006-C, Class A4
4.980%	11/08/2011		3,490,699	3,564,420
Ford Credit Auto Lease Trust
Series 2009-A, Class A1
1.237%	06/15/2010	ˆ	651,320	652,490
Ford Credit Auto Lease Trust
Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	1,350,000	1,365,840
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%	01/15/2012		900,000	902,232
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		6,400,000	6,754,680
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		$2,725,000	$2,858,656
Harley-Davidson Motorcycle Trust
Series 2006-3, Class A3
5.240%	01/15/2012		306,008	307,552
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.220%	08/15/2011		1,300,000	1,313,013
Nissan Auto Lease Trust
Series 2009-B, Class A2
1.220%	09/15/2011		1,130,000	1,131,331
Nissan Auto Lease Trust
Series 2009-A, Class A2
2.010%	04/15/2011		1,540,000	1,552,178
USAA Auto Owner Trust
Series 2007-2, Class A3
4.900%	02/15/2012		1,010,642	1,028,689
USAA Auto Owner Trust
Series 2008-2, Class A3
4.640%	10/15/2012		1,100,000	1,139,504
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		1,000,000	1,013,329
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%	04/20/2011		340,821	342,639
				49,553,316
Credit Card—10.4%
American Express Credit Account Master Trust
Series 2006-2, Class A
5.350%	01/15/2014		1,220,000	1,298,288
American Express Credit Account Master Trust
Series 2008-5, Class A
1.043%	03/15/2016	#	4,550,000	4,522,141
American Express Credit Account Master Trust
Series 2005-4, Class A
0.313%	01/15/2015	#	1,268,000	1,242,864
BA Credit Card Trust
Series 2008-A5, Class A5
1.443%	12/16/2013	#	1,000,000	1,006,773
BA Credit Card Trust
Series 2006-A15, Class A15
0.243%	04/15/2014	#	4,200,000	4,125,183
BA Credit Card Trust
Series 2008-A9, Class A9
4.070%	07/16/2012		1,650,000	1,671,161
Capital One Multi-Asset Execution Trust
Series 2007-A2, Class A2
0.323%	12/16/2019	#	2,500,000	2,305,677
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
0.323%	09/15/2015	#	2,015,000	1,970,663
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		2,550,000	2,684,925
Chase Issuance Trust
Series 2007-A9, Class A9
0.273%	06/16/2014	#	2,250,000	2,212,496
Chase Issuance Trust
Series 2007-A15, Class A
4.960%	09/17/2012		1,200,000	1,248,024
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.500%	06/22/2012		4,125,000	4,264,360

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date			Face	Value
ASSET BACKED SECURITIES—(Continued)
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%	10/15/2013			$ 6,755,000	$7,099,546
GE Capital Credit Card Master Note Trust
Series 2007-3, Class A2
5.400%	06/15/2013			5,915,000	6,079,354
GE Capital Credit Card Master Note Trust
Series 2007-4, Class A
0.293%	06/15/2015	#		500,000	477,567
Household Credit Card Master Note Trust I
Series 2007-2, Class A
0.793%	07/15/2013	#		6,400,000	6,306,444
Household Credit Card Master Note Trust I
Series 2007-1, Class A
0.293%	04/15/2013	#		1,500,000	1,485,787
					50,001,253
TOTAL ASSET BACKED SECURITIES
(Cost $96,942,168)					99,554,569

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—2.4%
Mortgage Backed—2.4%
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 1A1
5.460%	01/25/2035	#		919,264	846,388
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.117%	09/25/2035	#		3,231,606	2,992,372
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.312%	12/19/2035	#		4,221,563	3,257,760
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A2
3.722%	12/25/2034	#		2,343,607	2,217,077
Provident Funding Mortgage Loan Trust
Series 2004-1, Class 1A1
3.546%	04/25/2034	#		356,249	338,827
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 2A1
4.511%	10/19/2034	#		750,623	528,057
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.195%	03/25/2044	#		677,257	589,597
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class B1
3.295%	09/25/2034	#		2,015,023	653,115
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $14,408,179)					11,423,193

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.5%
Non-U.S. Government Agency Obligations—1.5%
Export Development Canada (Canada)
3.750%	07/15/2011			1,365,000	1,431,583
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011			1,150,000	1,204,937
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011			EUR 1,500,000	$2,314,143
Societe Financement de l’Economie Francaise (France)
2.125%	01/30/2012		ˆ	$ 2,300,000	2,332,363
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,063,277)					7,283,026

				Shares	Value
CASH EQUIVALENTS—14.6%
Institutional Money Market Funds—14.6%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class				27,760,617	27,760,617
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††		15,592,804	15,592,804
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††		10,000,000	10,000,000
Short-Term Investments Trust Liquid Assets Portfolio		††		8,700,000	8,700,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††		4,000,000	4,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††		4,000,000	4,000,000
TOTAL CASH EQUIVALENTS
(Cost $70,053,421)					70,053,421
TOTAL INVESTMENTS—108.3%
(Cost $508,663,227)					519,515,735
Other assets less liabilities—(8.3%)					(39,719,762)
NET ASSETS—100.0%					$479,795,973

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
REMICS	Real Estate Mortgage Investment Conduits
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 7.2% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—1.2%
Capital Markets—0.1%
Bear Stearns Cos. LLC (The), Series CPI MTN
0.370%	03/10/2014	#	$ 380,000	$362,376
Commercial Banks—0.6%
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.092%	09/29/2017	#	EUR 100,000	73,899
Wachovia Corp., Series E MTN
0.511%	03/01/2012	#	1,800,000	1,760,791
				1,834,690
Consumer Finance—0.2%
SLM Corp. MTN
0.000%	04/01/2014	#	465,000	308,239
SLM Corp., Series B MTN
0.000%	03/15/2010	#	325,000	306,894
				615,133
Diversified Financial Services—0.1%
Citigroup, Inc.
0.519%	05/18/2011	#	300,000	292,725
Insurance—0.1%
ASIF I, Series E MTN (Cayman Islands)
0.654%	07/26/2010	#	600,000	522,187
Multi-National—0.1%
International Bank for Reconstruction & Development, Series CPI (Supranational)
0.000%	12/10/2013	#	275,000	264,839
TOTAL CORPORATE OBLIGATIONS
(Cost $4,015,349)				3,891,950

U.S. GOVERNMENT AGENCY OBLIGATIONS—2.0%
Government Backed Corporate (FDIC) Obligations—1.5%
GMAC, Inc.
0.292%	12/19/2012	#	4,800,000	4,806,130
U.S. Government Agency Obligations—0.5%
Federal National Mortgage Association Discount Note
0.220%	03/17/2010		800,000	799,536
Tennessee Valley Authority
5.250%	09/15/2039		900,000	953,279
				1,752,815
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,489,122)				6,558,945

U.S. TREASURY OBLIGATIONS—86.8%
U.S. Treasury Inflation Protected Securities Bonds—32.2%
U.S. Treasury Bond
3.875%	04/15/2029	†	7,845,000	13,263,385
3.625%	04/15/2028	‡‡	3,540,000	5,838,685
3.375%	04/15/2032		510,000	766,293
2.500%	01/15/2029		8,135,000	8,789,476
2.375%	01/15/2025- 01/15/2027		33,270,000	39,363,023
2.000%	01/15/2026		18,780,000	20,376,676
1.750%	01/15/2028	†	16,943,000	16,725,328
				105,122,866
U.S. Treasury Inflation Protected Securities Notes—52.7%
U.S. Treasury Note
3.500%	01/15/2011	†	$1,610,000	$2,076,144
3.375%	01/15/2012		2,840,000	3,667,160
3.000%	07/15/2012		16,561,000	21,112,524
2.625%	07/15/2017		3,925,000	4,432,614
2.500%	07/15/2016		3,015,000	3,450,145
2.375%	04/15/2011- 01/15/2017		23,215,000	26,356,088
2.125%	01/15/2019	†	1,415,000	1,492,469
2.000%	01/15/2014- 07/15/2014		33,070,000	39,526,681
2.000%	04/15/2012- 01/15/2016	†	12,215,000	13,716,749
1.875%	07/15/2013- 07/15/2019	†	18,979,000	22,270,672
1.875%	07/15/2015		4,390,000	5,027,464
1.625%	01/15/2015- 01/15/2018	†	22,230,000	24,336,202
1.375%	07/15/2018	†	4,160,000	4,119,370
0.625%	04/15/2013	†	275,000	279,921
				171,864,203
U.S. Treasury Notes—1.9%
U.S. Treasury Note
4.000%	08/15/2018		1,180,000	1,246,099
3.625%	08/15/2019	†	4,750,000	4,876,915
				6,123,014
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $276,121,502)				283,110,083

SOVEREIGN DEBT OBLIGATIONS—0.1%
Government Issued—0.1%
Israel Government AID Bond (Israel)
5.500%	09/18/2023
(Cost $542,294)			500,000	544,116

ASSET BACKED SECURITIES—0.3%
Small Business Administration—0.3%
Small Business Administration Participation Certificates
Series 2009-20D, Class 1
4.310%	04/01/2029		700,000	725,767
Small Business Administration Participation Certificates
Series 2008-20D, Class 1
5.370%	04/01/2028		186,164	200,849
TOTAL ASSET BACKED SECURITIES
(Cost $886,164)				926,616

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Inflation Protected Securities Fund		Shares	Value
CASH EQUIVALENTS—28.6%
Institutional Money Market Funds—28.6%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		32,751,574	$32,751,574
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	35,232,304	35,232,304
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	2,000,000	2,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	11,400,000	11,400,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	6,000,000	6,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	6,000,000	6,000,000
TOTAL CASH EQUIVALENTS
(Cost $93,383,878)			93,383,878

TOTAL INVESTMENTS—119.0%
(Cost $381,438,309)			388,415,588
Other assets less liabilities—(19.0%)			(62,142,793)
NET ASSETS—100.0%			$326,272,795

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—68.8%
Aerospace & Defense—1.9%
Boeing Co. (The)		23,559	$1,275,720
General Dynamics Corp.		12,474	805,820
Goodrich Corp.		3,822	207,687
Honeywell International, Inc.		23,726	881,421
ITT Corp.		5,682	296,316
L-3 Communications Holdings, Inc.		3,698	297,023
Lockheed Martin Corp.		10,401	812,110
Northrop Grumman Corp.		10,257	530,800
Precision Castparts Corp.		4,510	459,434
Raytheon Co.		12,626	605,669
Rockwell Collins, Inc.		5,092	258,674
United Technologies Corp.		30,274	1,844,595
			8,275,269
Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	†	5,512	318,318
Expeditors International of Washington, Inc.		6,800	239,020
FedEx Corp.		10,149	763,408
United Parcel Service, Inc., Class B		32,051	1,809,920
			3,130,666
Airlines—0.1%
Southwest Airlines Co.		23,747	227,971
Auto Components—0.1%
Goodyear Tire & Rubber Co. (The)	*	7,858	133,822
Johnson Controls, Inc.		19,340	494,330
			628,152
Automobiles—0.2%
Ford Motor Co.	*	103,084	743,236
Harley-Davidson, Inc.	†	7,632	175,536
			918,772
Beverages—1.9%
Brown-Forman Corp., Class B		3,512	169,349
Coca-Cola Co. (The)		74,407	3,995,656
Coca-Cola Enterprises, Inc.		10,037	214,892
Constellation Brands, Inc., Class A	*	6,677	101,157
Dr. Pepper Snapple Group, Inc.	*	8,075	232,156
Molson Coors Brewing Co., Class B		4,954	241,161
Pepsi Bottling Group, Inc.		4,537	165,328
PepsiCo, Inc.		50,117	2,939,863
			8,059,562
Biotechnology—1.2%
Amgen, Inc.	*	32,607	1,963,919
Biogen Idec, Inc.	*	9,466	478,222
Celgene Corp.	*	14,811	827,935
Cephalon, Inc.	*†	2,175	126,672
Genzyme Corp.	*†	8,742	495,934
Gilead Sciences, Inc.	*	29,184	1,359,391
			5,252,073
Building Products—0.0%
Masco Corp.	†	11,404	147,340
Capital Markets—2.1%
Ameriprise Financial, Inc.		8,289	$301,139
Bank of New York Mellon Corp. (The)		38,482	1,115,593
Charles Schwab Corp. (The)		30,320	580,628
E*Trade Financial Corp.	*†	27,882	48,793
Federated Investors, Inc., Class B	†	3,180	83,857
Franklin Resources, Inc.	†	4,824	485,294
Goldman Sachs Group, Inc. (The)		16,305	3,005,827
Invesco Ltd.		12,193	277,513
Janus Capital Group, Inc.	†	4,389	62,236
Legg Mason, Inc.	†	5,031	156,112
Morgan Stanley		43,549	1,344,793
Northern Trust Corp.		7,650	444,924
State Street Corp.		15,731	827,451
T. Rowe Price Group, Inc.	†	8,450	386,165
			9,120,325
Chemicals—1.4%
Air Products & Chemicals, Inc.		6,921	536,931
Airgas, Inc.		2,636	127,503
CF Industries Holdings, Inc.		1,568	135,209
Dow Chemical Co. (The)		36,908	962,192
E.I. Du Pont de Nemours & Co.		29,457	946,748
Eastman Chemical Co.		2,318	124,106
Ecolab, Inc.		7,340	339,328
FMC Corp.	†	2,266	127,462
International Flavors & Fragrances, Inc.		2,313	87,732
Monsanto Co.		17,558	1,358,989
PPG Industries, Inc.		5,314	309,328
Praxair, Inc.		9,929	811,100
Sigma-Aldrich Corp.		4,047	218,457
			6,085,085
Commercial Banks—1.9%
BB&T Corp.	†	21,964	598,299
Comerica, Inc.	†	4,543	134,791
Fifth Third Bancorp		22,245	225,342
First Horizon National Corp.	*†	7,890	104,385
Huntington Bancshares, Inc./Ohio		10,470	49,314
KeyCorp		27,441	178,366
M&T Bank Corp.	†	2,349	146,390
Marshall & Ilsley Corp.		8,309	67,054
PNC Financial Services Group, Inc.		14,711	714,807
Regions Financial Corp.	†	35,200	218,592
SunTrust Banks, Inc.		14,965	337,461
U.S. Bancorp		61,812	1,351,210
Wells Fargo & Co.		150,110	4,230,100
Zions Bancorporation	†	3,726	66,956
			8,423,067
Commercial Services & Supplies—0.4%
Avery Dennison Corp.		3,155	113,612
Cintas Corp.	†	4,277	129,636
Iron Mountain, Inc.	*	5,885	156,894
Pitney Bowes, Inc.		7,132	177,230
R.R. Donnelley & Sons Co.	†	6,676	141,932
Republic Services, Inc.		10,414	276,700
Stericycle, Inc.	*†	2,779	134,642
Waste Management, Inc.		15,965	476,076
			1,606,722

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—1.9%
Ciena Corp.	*†	3,024	$49,231
Cisco Systems, Inc.	*	185,390	4,364,081
Harris Corp.		4,266	160,401
JDS Uniphase Corp.	*	7,343	52,209
Juniper Networks, Inc.	*†	16,683	450,775
Motorola, Inc.		73,552	631,812
QUALCOMM, Inc.		53,574	2,409,758
Tellabs, Inc.	*	12,798	88,562
			8,206,829
Computers & Peripherals—3.9%
Apple, Inc.	*	28,768	5,332,724
Dell, Inc.	*	55,450	846,167
EMC Corp.	*	65,669	1,119,000
Hewlett-Packard Co.		76,239	3,599,243
International Business Machines Corp.		42,156	5,042,279
Lexmark International, Inc., Class A	*†	2,156	46,440
NetApp, Inc.	*	10,968	292,626
QLogic Corp.	*	3,901	67,097
SanDisk Corp.	*†	7,566	164,182
Sun Microsystems, Inc.	*	22,788	207,143
Teradata Corp.	*	5,325	146,544
Western Digital Corp.	*	7,212	263,455
			17,126,900
Construction & Engineering—0.1%
Fluor Corp.		5,779	293,862
Jacobs Engineering Group, Inc.	*†	4,228	194,277
Quanta Services, Inc.	*	6,309	139,618
			627,757
Construction Materials—0.0%
Vulcan Materials Co.	†	3,587	193,949
Consumer Finance—0.5%
American Express Co.		37,651	1,276,369
Capital One Financial Corp.		14,615	522,194
Discover Financial Services		16,970	275,423
SLM Corp.	*	14,115	123,083
			2,197,069
Containers & Packaging—0.1%
Ball Corp.		2,900	142,680
Bemis Co., Inc.	†	2,831	73,351
Owens-Illinois, Inc.	*	5,444	200,883
Pactiv Corp.	*	3,914	101,960
Sealed Air Corp.		5,519	108,338
			627,212
Distributors—0.0%
Genuine Parts Co.		5,164	196,542
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*†	4,008	295,269
DeVry, Inc.	†	2,003	110,806
H&R Block, Inc.		11,074	203,540
			609,615
Diversified Financial Services—3.2%
Bank of America Corp.		278,421	4,710,883
Citigroup, Inc.		412,760	1,997,758
CME Group, Inc.		2,120	653,363
IntercontinentalExchange, Inc.	*	2,422	$235,394
JPMorgan Chase & Co.		126,228	5,531,311
Leucadia National Corp.	*	5,951	147,109
Moody’s Corp.	†	6,281	128,509
NASDAQ OMX Group, Inc. (The)	*†	4,408	92,789
NYSE Euronext		8,349	241,203
			13,738,319
Diversified Telecommunication Services—2.0%
AT&T, Inc.		189,577	5,120,475
CenturyTel, Inc.		9,392	315,571
Frontier Communications Corp.	†	11,339	85,496
Qwest Communications International, Inc.	†	44,492	169,515
Verizon Communications, Inc.		91,598	2,772,671
Windstream Corp.	†	15,187	153,844
			8,617,572
Electric Utilities—1.4%
Allegheny Energy, Inc.		5,333	141,431
American Electric Power Co., Inc.		15,267	473,124
Duke Energy Corp.		41,027	645,765
Edison International		10,605	356,116
Entergy Corp.		6,231	497,608
Exelon Corp.		21,458	1,064,746
FirstEnergy Corp.		9,936	454,274
FPL Group, Inc.		13,302	734,670
Northeast Utilities		4,930	117,038
Pepco Holdings, Inc.	†	6,626	98,595
Pinnacle West Capital Corp.		3,376	110,800
PPL Corp.	†	12,182	369,602
Progress Energy, Inc.	†	9,016	352,165
Southern Co.		24,979	791,085
			6,207,019
Electrical Equipment—0.3%
Emerson Electric Co.		24,477	981,038
Rockwell Automation, Inc.	†	4,512	192,211
			1,173,249
Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.	*	11,144	310,137
Amphenol Corp., Class A	†	5,663	213,382
Corning, Inc.		50,284	769,848
FLIR Systems, Inc.	*†	4,411	123,376
Jabil Circuit, Inc.	†	6,973	93,508
Molex, Inc.	†	4,875	101,790
			1,612,041
Energy Equipment & Services—1.3%
Baker Hughes, Inc.	†	10,023	427,581
BJ Services Co.		8,697	168,983
Cameron International Corp.	*	6,916	261,563
Diamond Offshore Drilling, Inc.	†	2,276	217,404
ENSCO International, Inc.	†	4,549	193,514
FMC Technologies, Inc.	*	4,107	214,550
Halliburton Co.		29,426	798,033
Nabors Industries Ltd. (Bermuda)	*†	8,487	177,378
National Oilwell Varco, Inc.	*	13,579	585,662
Rowan Cos., Inc.	†	3,699	85,336
Schlumberger Ltd.		38,511	2,295,256
Smith International, Inc.	†	6,959	199,723
			5,624,983

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—1.9%
Costco Wholesale Corp.		14,200	$801,732
CVS Caremark Corp.		46,444	1,659,909
Kroger Co. (The)		21,386	441,407
Safeway, Inc.		13,464	265,510
SUPERVALU, Inc.	†	6,440	96,986
Sysco Corp.		18,917	470,087
Walgreen Co.		31,801	1,191,584
Wal-Mart Stores, Inc.		69,664	3,419,806
Whole Foods Market, Inc.	*†	4,673	142,480
			8,489,501
Food Products—1.1%
Archer-Daniels-Midland Co.		20,993	613,416
Campbell Soup Co.	†	6,237	203,451
ConAgra Foods, Inc.		14,772	320,257
Dean Foods Co.	*	4,790	85,214
General Mills, Inc.		10,616	683,458
H.J. Heinz Co.		10,152	403,542
Hershey Co. (The)	†	5,275	204,987
Hormel Foods Corp.	†	2,265	80,453
J.M. Smucker Co. (The)		3,845	203,823
Kellogg Co.	†	8,119	399,698
Kraft Foods, Inc., Class A		47,707	1,253,263
McCormick & Co., Inc.	†	4,248	144,177
Sara Lee Corp.	†	21,924	244,233
Tyson Foods, Inc., Class A		10,847	136,998
			4,976,970
Gas Utilities—0.1%
EQT Corp.	†	4,252	181,135
Nicor, Inc.	†	1,517	55,507
Questar Corp.		5,270	197,941
			434,583
Health Care Equipment & Supplies—1.4%
Baxter International, Inc.		19,624	1,118,764
Becton Dickinson and Co.		7,704	537,354
Boston Scientific Corp.	*	48,825	517,057
C.R. Bard, Inc.	†	3,229	253,832
CareFusion Corp.	*	5,848	127,486
DENTSPLY International, Inc.	†	4,839	167,139
Hospira, Inc.	*	5,211	232,411
Intuitive Surgical, Inc.	*†	1,211	317,585
Medtronic, Inc.		35,629	1,311,147
St. Jude Medical, Inc.	*	11,077	432,114
Stryker Corp.		8,900	404,327
Varian Medical Systems, Inc.	*†	3,954	166,582
Zimmer Holdings, Inc.	*	7,109	379,976
			5,965,774
Health Care Providers & Services—1.4%
Aetna, Inc.		14,096	392,292
AmerisourceBergen Corp.		10,185	227,940
Cardinal Health, Inc.		11,698	313,506
CIGNA Corp.		8,796	247,080
Coventry Health Care, Inc.	*†	4,450	88,822
DaVita, Inc.	*	3,313	187,648
Express Scripts, Inc.	*	8,652	671,222
Humana, Inc.	*†	5,214	194,482
Laboratory Corp. of America Holdings	*	3,574	234,812
McKesson Corp.		8,598	512,011
Medco Health Solutions, Inc.	*	15,247	843,312
Patterson Cos., Inc.	*†	2,928	$79,788
Quest Diagnostics, Inc.	†	4,960	258,862
Tenet Healthcare Corp.	*	14,954	87,929
UnitedHealth Group, Inc.		37,497	938,925
WellPoint, Inc.	*	15,321	725,603
			6,004,234
Health Care Technology—0.0%
IMS Health, Inc.		5,304	81,416
Hotels, Restaurants & Leisure—1.0%
Carnival Corp.		14,226	473,441
Darden Restaurants, Inc.		4,195	143,175
International Game Technology		9,600	206,208
Marriott International, Inc., Class A	†	8,251	227,645
McDonald’s Corp.		35,106	2,003,499
Starbucks Corp.	*	23,638	488,125
Starwood Hotels & Resorts Worldwide, Inc.	†	5,698	188,205
Wyndham Worldwide Corp.		4,886	79,740
Wynn Resorts Ltd.	*†	1,750	124,058
Yum! Brands, Inc.		14,716	496,812
			4,430,908
Household Durables—0.3%
Black & Decker Corp.		2,138	98,968
D.R. Horton, Inc.	†	9,242	105,451
Fortune Brands, Inc.		4,779	205,402
Harman International Industries, Inc.		2,222	75,281
KB Home	†	2,659	44,166
Leggett & Platt, Inc.	†	4,788	92,887
Lennar Corp., Class A	†	4,513	64,310
Newell Rubbermaid, Inc.	†	9,260	145,290
Pulte Homes, Inc.	†	10,280	112,977
Whirlpool Corp.	†	2,176	152,233
			1,096,965
Household Products—1.8%
Clorox Co.		4,320	254,102
Colgate-Palmolive Co.		16,030	1,222,768
Kimberly-Clark Corp.		13,565	800,064
Procter & Gamble Co. (The)		93,927	5,440,252
			7,717,186
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	21,411	317,311
Constellation Energy Group, Inc.		5,876	190,206
Dynegy, Inc., Class A	*	15,523	39,584
			547,101
Industrial Conglomerates—1.7%
3M Co.		22,523	1,662,198
General Electric Co.		341,062	5,600,238
Textron, Inc.	†	7,685	145,861
			7,408,297
Insurance—1.8%
Aflac, Inc.		15,005	641,314
Allstate Corp. (The)		17,706	542,158
American International Group, Inc.	*†	4,347	191,746
AON Corp.		9,078	369,384
Assurant, Inc.		3,629	116,346

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Chubb Corp.		11,405	$574,926
Cincinnati Financial Corp.	†	5,179	134,602
Genworth Financial, Inc., Class A		14,999	179,238
Hartford Financial Services Group, Inc.	†	12,398	328,547
Lincoln National Corp.		8,984	232,775
Loews Corp.		11,779	403,431
Marsh & McLennan Cos., Inc.		16,653	411,829
MBIA, Inc.	*†	4,921	38,187
MetLife, Inc.		26,300	1,001,241
Principal Financial Group, Inc.		10,098	276,584
Progressive Corp. (The)	*	21,901	363,119
Prudential Financial, Inc.		14,817	739,516
Torchmark Corp.		2,654	115,263
Travelers Cos., Inc. (The)		18,301	900,958
Unum Group		11,138	238,799
XL Capital Ltd., Class A (Bermuda)		10,622	185,460
			7,985,423
Internet & Catalog Retail—0.3%
Amazon.com, Inc.	*	10,345	965,809
Expedia, Inc.	*†	7,208	172,632
			1,138,441
Internet Software & Services—1.3%
Akamai Technologies, Inc.	*†	5,452	107,296
eBay, Inc.	*	35,915	847,953
Google, Inc., Class A	*	7,731	3,833,416
VeriSign, Inc.	*†	6,101	144,533
Yahoo! Inc.	*	39,094	696,264
			5,629,462
IT Services—0.8%
Affiliated Computer Services, Inc., Class A	*	3,350	181,469
Automatic Data Processing, Inc.		16,067	631,433
Cognizant Technology Solutions Corp., Class A	*	9,244	357,373
Computer Sciences Corp.	*	4,779	251,901
Convergys Corp.	*	3,693	36,708
Fidelity National Information Services, Inc.		5,823	148,545
Fiserv, Inc.	*	4,994	240,711
Mastercard, Inc., Class A	†	2,996	605,641
Paychex, Inc.	†	10,435	303,137
Total System Services, Inc.		7,200	115,992
Western Union Co. (The)		22,779	430,979
			3,303,889
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	9,939	47,508
Hasbro, Inc.	†	4,195	116,411
Mattel, Inc.		11,449	211,349
			375,268
Life Sciences Tools & Services—0.3%
Life Technologies Corp.	*	5,672	264,031
Millipore Corp.	*	1,754	123,359
PerkinElmer, Inc.	†	3,487	67,090
Thermo Fisher Scientific, Inc.	*	13,170	575,134
Waters Corp.	*†	3,156	176,294
			1,205,908
Machinery—1.1%
Caterpillar, Inc.	†	19,889	$1,020,902
Cummins, Inc.		6,426	287,949
Danaher Corp.	†	8,299	558,689
Deere & Co.		13,621	584,613
Dover Corp.		6,091	236,087
Eaton Corp.		5,397	305,416
Flowserve Corp.		1,813	178,653
Illinois Tool Works, Inc.		12,390	529,177
PACCAR, Inc.	†	11,833	446,223
Pall Corp.		3,634	117,306
Parker Hannifin Corp.		5,189	268,998
Snap-On, Inc.	†	1,971	68,512
Stanley Works (The)		2,583	110,268
			4,712,793
Media—1.8%
CBS Corp., Class B		21,640	260,762
Comcast Corp., Class A		92,327	1,559,403
DIRECTV Group, Inc. (The)	*†	14,700	405,426
Gannett Co., Inc.	†	8,207	102,670
Interpublic Group of Cos., Inc.	*†	17,237	129,622
McGraw-Hill Cos., Inc. (The)		10,312	259,244
Meredith Corp.	†	1,538	46,048
New York Times Co. (The), Class A	†	3,149	25,570
News Corp., Class A		72,499	869,263
Omnicom Group, Inc.		9,847	363,748
Scripps Networks Interactive, Inc., Class A		2,876	106,268
Time Warner Cable, Inc.	†	11,494	495,276
Time Warner, Inc.		38,174	1,098,648
Viacom, Inc., Class B	*	19,550	548,182
Walt Disney Co. (The)		59,762	1,641,065
Washington Post Co. (The), Class B		205	95,956
			8,007,151
Metals & Mining—0.7%
AK Steel Holding Corp.	†	4,092	80,735
Alcoa, Inc.		30,958	406,169
Allegheny Technologies, Inc.	†	3,039	106,335
Freeport-McMoRan Copper & Gold, Inc.		13,249	909,014
Newmont Mining Corp.		15,816	696,220
Nucor Corp.		10,325	485,378
Titanium Metals Corp.	†	3,140	30,113
United States Steel Corp.	†	4,408	195,583
			2,909,547
Multiline Retail—0.6%
Big Lots, Inc.	*	2,972	74,359
Family Dollar Stores, Inc.		4,573	120,727
J.C. Penney Co., Inc.		6,973	235,339
Kohl’s Corp.	*	9,905	565,080
Macy’s, Inc.		12,110	221,492
Nordstrom, Inc.	†	4,699	143,508
Sears Holdings Corp.	*†	1,691	110,439
Target Corp.		24,181	1,128,769
			2,599,713
Multi-Utilities—0.9%
Ameren Corp.		6,565	165,963
Centerpoint Energy, Inc.		10,858	134,965
CMS Energy Corp.	†	7,676	102,858
Consolidated Edison, Inc.		8,881	363,588
Dominion Resources, Inc.		18,829	649,601

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
DTE Energy Co.	†	5,163	$181,428
Integrys Energy Group, Inc.	†	2,547	91,412
NiSource, Inc.		9,148	127,066
PG&E Corp.	†	11,978	484,989
Public Service Enterprise Group, Inc.		16,594	521,715
SCANA Corp.	†	3,855	134,540
Sempra Energy		8,036	400,273
TECO Energy, Inc.		6,991	98,433
Wisconsin Energy Corp.		3,821	172,595
Xcel Energy, Inc.		14,971	288,042
			3,917,468
Office Electronics—0.1%
Xerox Corp.		28,290	218,965
Oil, Gas & Consumable Fuels—6.8%
Anadarko Petroleum Corp.		15,780	989,879
Apache Corp.		10,909	1,001,774
Cabot Oil & Gas Corp.		3,476	124,267
Chesapeake Energy Corp.		20,348	577,883
Chevron Corp.		64,362	4,533,016
ConocoPhillips		47,738	2,155,848
Consol Energy, Inc.		5,860	264,345
Denbury Resources, Inc.	*	8,172	123,642
Devon Energy Corp.		14,407	970,023
El Paso Corp.		21,605	222,964
EOG Resources, Inc.		8,091	675,679
Exxon Mobil Corp.		154,543	10,603,195
Hess Corp.		9,184	490,977
Marathon Oil Corp.		22,997	733,604
Massey Energy Co.		2,862	79,821
Murphy Oil Corp.		6,192	356,473
Noble Energy, Inc.		5,435	358,493
Occidental Petroleum Corp.		26,070	2,043,888
Peabody Energy Corp.		8,859	329,732
Pioneer Natural Resources Co.	†	3,659	132,785
Range Resources Corp.	†	5,239	258,597
Southwestern Energy Co.	*	11,106	474,004
Spectra Energy Corp.		21,073	399,123
Sunoco, Inc.		3,786	107,712
Tesoro Corp.	†	4,843	72,548
Valero Energy Corp.		18,081	350,591
Williams Cos., Inc. (The)		18,643	333,150
XTO Energy, Inc.		18,872	779,791
			29,543,804
Paper & Forest Products—0.2%
International Paper Co.		13,840	307,663
MeadWestvaco Corp.		6,165	137,541
Weyerhaeuser Co.		6,876	252,006
			697,210
Personal Products—0.1%
Avon Products, Inc.		13,861	470,720
Estee Lauder Cos., Inc. (The), Class A		3,903	144,723
			615,443
Pharmaceuticals—4.8%
Abbott Laboratories		49,805	2,463,853
Allergan, Inc.		10,019	568,678
Bristol-Myers Squibb Co.		63,755	1,435,763
Eli Lilly & Co.		32,650	1,078,430
Forest Laboratories, Inc.	*	9,898	291,397
Johnson & Johnson		88,539	5,391,140
King Pharmaceuticals, Inc.	*†	7,745	$83,414
Merck & Co., Inc.		67,776	2,143,755
Mylan, Inc.	*†	9,929	158,963
Pfizer, Inc.		216,568	3,584,200
Schering-Plough Corp.		53,014	1,497,646
Watson Pharmaceuticals, Inc.	*†	3,222	118,054
Wyeth		43,128	2,095,158
			20,910,451
Professional Services—0.1%
Dun & Bradstreet Corp.		1,762	132,714
Equifax, Inc.		4,358	126,992
Monster Worldwide, Inc.	*†	4,271	74,657
Robert Half International, Inc.	†	4,685	117,219
			451,582
Real Estate Investment Trusts (REITs)—0.8%
Apartment Investment & Management Co., Class A REIT	†	3,050	44,987
AvalonBay Communities, Inc. REIT	†	2,418	175,861
Boston Properties, Inc. REIT	†	4,424	289,993
Equity Residential REIT	†	8,798	270,099
HCP, Inc. REIT		9,258	266,075
Health Care REIT, Inc. REIT		3,270	136,097
Host Hotels & Resorts, Inc. REIT		17,476	205,692
Kimco Realty Corp. REIT		11,813	154,042
Plum Creek Timber Co., Inc. REIT	†	5,357	164,138
ProLogis REIT	†	13,655	162,768
Public Storage REIT		4,023	302,691
Simon Property Group, Inc. REIT	†	8,932	620,149
Ventas, Inc. REIT		4,563	175,675
Vornado Realty Trust REIT	†	4,960	319,472
			3,287,739
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*†	5,619	65,967
Road & Rail—0.6%
Burlington Northern Santa Fe Corp.		8,480	676,959
CSX Corp.		12,857	538,194
Norfolk Southern Corp.		11,872	511,802
Ryder System, Inc.		1,670	65,230
Union Pacific Corp.		16,338	953,322
			2,745,507
Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc.	*†	17,908	101,359
Altera Corp.	†	9,820	201,408
Analog Devices, Inc.		9,382	258,756
Applied Materials, Inc.		43,863	587,764
Broadcom Corp., Class A	*	13,741	421,711
Intel Corp.		179,896	3,520,565
KLA-Tencor Corp.		5,315	190,596
Linear Technology Corp.	†	7,041	194,543
LSI Corp.	*	23,285	127,835
MEMC Electronic Materials, Inc.	*	7,858	130,678
Microchip Technology, Inc.	†	5,832	154,548
Micron Technology, Inc.	*†	23,579	193,348
National Semiconductor Corp.	†	6,873	98,078
Novellus Systems, Inc.	*	3,072	64,450

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nvidia Corp.	*	17,441	$262,138
Teradyne, Inc.	*†	6,687	61,855
Texas Instruments, Inc.	†	40,596	961,719
Xilinx, Inc.	†	8,797	206,026
			7,737,377
Software—2.8%
Adobe Systems, Inc.	*	16,727	552,660
Autodesk, Inc.	*	6,790	161,602
BMC Software, Inc.	*	6,073	227,920
CA, Inc.		12,715	279,603
Citrix Systems, Inc.	*	6,156	241,500
Compuware Corp.	*	9,375	68,719
Electronic Arts, Inc.	*	10,333	196,844
Intuit, Inc.	*	10,396	296,286
McAfee, Inc.	*	4,969	217,592
Microsoft Corp.		248,729	6,439,594
Novell, Inc.	*	13,604	61,354
Oracle Corp.		125,041	2,605,854
Red Hat, Inc.	*	6,127	169,350
Salesforce.com, Inc.	*†	3,721	211,836
Symantec Corp.	*	26,376	434,413
			12,165,127
Specialty Retail—1.3%
Abercrombie & Fitch Co., Class A	†	3,056	100,481
AutoNation, Inc.	*†	2,477	44,784
AutoZone, Inc.	*	1,056	154,408
Bed Bath & Beyond, Inc.	*†	8,425	316,275
Best Buy Co., Inc.	†	10,962	411,294
GameStop Corp., Class A	*†	5,612	148,550
Gap, Inc. (The)		14,818	317,105
Home Depot, Inc.		54,558	1,453,425
Limited Brands, Inc.	†	8,605	146,199
Lowe’s Cos., Inc.		47,799	1,000,911
Office Depot, Inc.	*	10,333	68,405
O’Reilly Automotive, Inc.	*†	4,430	160,100
RadioShack Corp.	†	4,148	68,732
Sherwin-Williams Co. (The)	†	3,163	190,286
Staples, Inc.		23,093	536,220
Tiffany & Co.	†	3,746	144,334
TJX Cos., Inc.		13,649	507,060
			5,768,569
Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc.		10,177	335,027
NIKE, Inc., Class B		12,471	806,873
Polo Ralph Lauren Corp.	†	1,674	128,262
V.F. Corp.		2,951	213,741
			1,483,903
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	†	15,341	201,734
People’s United Financial, Inc.	†	11,287	175,626
			377,360
Tobacco—1.1%
Altria Group, Inc.		67,201	1,196,850
Lorillard, Inc.		5,428	403,300
Philip Morris International, Inc.		62,254	3,034,260
Reynolds American, Inc.		5,319	236,802
			4,871,212
Trading Companies & Distributors—0.1%
Fastenal Co.	†	4,077	$157,780
W.W. Grainger, Inc.	†	2,007	179,345
			337,125
Wireless Telecommunication Services—0.2%
American Tower Corp., Class A	*	12,813	466,393
MetroPCS Communications, Inc.	*†	8,186	76,621
Sprint Nextel Corp.	*	92,750	366,363
			909,377
TOTAL COMMON STOCKS
(Cost $312,629,273)			299,758,776

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—11.3%
U.S. Treasury Bills—3.3%
U.S. Treasury Bill
0.867%	12/17/2009	‡‡	$6,270,000	6,269,034
0.120%	12/31/2009		8,000,000	7,997,776
				14,266,810
U.S. Treasury Bonds—8.0%
U.S. Treasury Bond
8.750%	08/15/2020	†	1,266,000	1,856,075
8.500%	02/15/2020	†	871,000	1,250,702
8.125%	08/15/2019	†	1,474,000	2,054,387
8.000%	11/15/2021		2,001,000	2,832,980
7.875%	02/15/2021	†	921,000	1,284,219
7.625%	02/15/2025	†	807,000	1,150,353
7.250%	08/15/2022		798,000	1,076,677
7.125%	02/15/2023	†	1,102,000	1,478,058
6.875%	08/15/2025		810,000	1,089,197
6.625%	02/15/2027		663,000	879,304
6.500%	11/15/2026	†	758,000	992,033
6.250%	05/15/2030		1,014,000	1,327,390
6.250%	08/15/2023	†	1,534,000	1,923,254
6.125%	08/15/2029	†	617,000	792,749
6.125%	11/15/2027		1,366,000	1,735,248
6.000%	02/15/2026		1,021,000	1,267,157
5.500%	08/15/2028	†	772,000	921,214
5.375%	02/15/2031		1,014,000	1,205,076
5.250%	02/15/2029		760,000	882,431
5.250%	11/15/2028	†	746,000	866,293
5.000%	05/15/2037		965,000	1,118,646
4.750%	02/15/2037		961,000	1,072,566
4.500%	02/15/2036		1,651,000	1,773,795
4.500%	05/15/2038	†	1,379,000	1,484,365
4.375%	02/15/2038		1,033,000	1,088,525
3.500%	02/15/2039		1,664,000	1,508,002
				34,910,696
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $48,422,048)				49,177,506

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—17.6%
Capital Markets—6.0%
BNP Paribas Finance, Inc.
0.414%	12/23/2009		$16,000,000	$15,989,920
ING US Funding LLC
0.461%	12/11/2009		10,000,000	9,995,000
				25,984,920
Commercial Banks—8.9%
Bank of Nova Scotia (Canada)
0.360%	11/30/2009		14,000,000	13,994,260
Royal Bank of Canada (Canada)
0.420%	01/25/2010		14,000,000	13,986,980
UBS Finance Delaware LLC
0.210%	12/28/2009		11,000,000	10,991,640
				38,972,880
Diversified Financial Services—2.7%
CBA Delaware Finance, Inc.
0.300%	03/22/2010		1,600,000	1,597,392
0.270%	12/15/2009		2,400,000	2,398,776
Societe Generale North America, Inc.
0.300%	11/12/2009		8,000,000	7,997,237
				11,993,405
TOTAL COMMERCIAL PAPER
(Cost $76,957,003)				76,951,205

			Shares	Value
CASH EQUIVALENTS—10.6%
Institutional Money Market Funds—10.6%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			10,002,920	10,002,920
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	11,624,916	11,624,916
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	10,000,000	10,000,000
Short-Term Investments Trust Liquid Assets Portfolio		††	7,400,000	7,400,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	3,500,000	3,500,000
TOTAL CASH EQUIVALENTS
(Cost $46,027,836)				46,027,836
TOTAL INVESTMENTS—108.3%
(Cost $484,036,160)				471,915,323
Other assets less liabilities—(8.3%)				(36,216,814)
NET ASSETS—100.0%				$435,698,509

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
COMMON STOCKS—93.1%
Aerospace & Defense—2.2%
Boeing Co. (The)		88,600	$4,797,690
Honeywell International, Inc.		361,900	13,444,585
L-3 Communications Holdings, Inc.		60,200	4,835,264
Lockheed Martin Corp.		27,600	2,155,008
Raytheon Co.		128,300	6,154,551
			31,387,098
Air Freight & Logistics—1.2%
FedEx Corp.		168,600	12,682,092
United Parcel Service, Inc., Class B		81,800	4,619,246
			17,301,338
Airlines—0.2%
Southwest Airlines Co.		277,700	2,665,920
Automobiles—0.2%
Harley-Davidson, Inc.	†	96,000	2,208,000
Beverages—0.1%
Anheuser-Busch InBev NV (Belgium)		44,000	2,018,190
Biotechnology—0.2%
Amgen, Inc.	*	51,400	3,095,822
Building Products—0.3%
Masco Corp.	†	233,500	3,016,820
USG Corp.	*†	77,900	1,338,322
			4,355,142
Capital Markets—1.0%
Bank of New York Mellon Corp. (The)		190,900	5,534,191
Goldman Sachs Group, Inc. (The)		22,800	4,203,180
Legg Mason, Inc.	†	53,100	1,647,693
UBS AG (Switzerland)	*†	131,105	2,400,533
			13,785,597
Chemicals—1.1%
E.I. Du Pont de Nemours & Co.		391,646	12,587,502
International Flavors & Fragrances, Inc.		95,500	3,622,315
			16,209,817
Commercial Banks—3.1%
Allied Irish Banks plc ADR (Ireland)	*†	124,800	1,175,616
KeyCorp		262,800	1,708,200
Marshall & Ilsley Corp.	†	106,900	862,683
PNC Financial Services Group, Inc.		106,400	5,169,976
SunTrust Banks, Inc.	†	611,500	13,789,325
U.S. Bancorp		313,600	6,855,296
Wells Fargo & Co.		519,400	14,636,692
			44,197,788
Commercial Services & Supplies—0.6%
Avery Dennison Corp.		92,300	3,323,723
Pitney Bowes, Inc.		202,600	5,034,610
			8,358,333
Communications Equipment—0.6%
Cisco Systems, Inc.	*	96,500	$2,271,610
Nokia Oyj ADR (Finland)	†	445,400	6,511,748
			8,783,358
Computers & Peripherals—4.3%
Dell, Inc.	*	2,785,700	42,509,782
Hewlett-Packard Co.		161,500	7,624,415
International Business Machines Corp.		84,400	10,095,084
			60,229,281
Construction Materials—2.2%
Cemex SAB de CV ADR (Mexico)	*†	2,139,922	27,647,792
Vulcan Materials Co.	†	73,100	3,952,517
			31,600,309
Consumer Finance—2.8%
American Express Co.		605,900	20,540,010
Capital One Financial Corp.	†	296,700	10,601,091
SLM Corp.	*†	914,400	7,973,568
			39,114,669
Distributors—0.1%
Genuine Parts Co.		53,552	2,038,189
Diversified Consumer Services—0.1%
H&R Block, Inc.		38,300	703,954
Diversified Financial Services—3.5%
Bank of America Corp.		1,084,906	18,356,610
JPMorgan Chase & Co.		686,800	30,095,576
NYSE Euronext		55,100	1,591,839
			50,044,025
Diversified Telecommunication Services—3.4%
AT&T, Inc.		699,642	18,897,331
Level 3 Communications, Inc.	*†	7,327,000	10,184,530
Qwest Communications International, Inc.	†	699,300	2,664,333
Verizon Communications, Inc.		532,441	16,116,989
			47,863,183
Electric Utilities—1.7%
Duke Energy Corp.		199,400	3,138,556
Entergy Corp.		158,100	12,625,866
FirstEnergy Corp.		45,000	2,057,400
Pinnacle West Capital Corp.		68,000	2,231,760
Progress Energy, Inc.		91,000	3,554,460
			23,608,042
Electrical Equipment—0.8%
Cooper Industries plc, Class A		71,400	2,682,498
Emerson Electric Co.		219,000	8,777,520
			11,460,018
Energy Equipment & Services—0.5%
BJ Services Co.		75,700	1,470,851
Schlumberger Ltd.		90,600	5,399,760
			6,870,611
Food Products—0.9%
Hershey Co. (The)	†	179,100	6,959,826
Kraft Foods, Inc., Class A		133,200	3,499,164
McCormick & Co., Inc.		53,500	1,815,790
			12,274,780

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—0.5%
Baxter International, Inc.		116,400	$6,635,964
Health Care Providers & Services—1.3%
UnitedHealth Group, Inc.		312,500	7,825,000
WellPoint, Inc.	*	223,700	10,594,432
			18,419,432
Hotels, Restaurants & Leisure—4.5%
Carnival Corp.		291,200	9,691,136
Marriott International, Inc., Class A	†	829,043	22,873,296
MGM MIRAGE	*†	125,500	1,511,020
Yum! Brands, Inc.		889,000	30,012,640
			64,088,092
Household Durables—1.1%
Black & Decker Corp.		34,100	1,578,489
D.R. Horton, Inc.		80,300	916,223
Fortune Brands, Inc.		136,300	5,858,174
Harman International Industries, Inc.		51,000	1,727,880
Whirlpool Corp.	†	70,800	4,953,168
			15,033,934
Household Products—0.2%
Kimberly-Clark Corp.		57,559	3,394,830
Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.		63,500	2,055,495
NRG Energy, Inc.	*	40,500	1,141,695
			3,197,190
Industrial Conglomerates—3.8%
3M Co.		196,400	14,494,320
General Electric Co.		1,012,000	16,617,040
Koninklijke Philips Electronics NV NYRS (Netherlands)	†	942,000	22,947,120
			54,058,480
Insurance—6.8%
Allstate Corp. (The)		236,700	7,247,754
AON Corp.		297,000	12,084,930
Berkshire Hathaway, Inc., Class A	*	204	20,604,000
Chubb Corp.		43,600	2,197,876
Fairfax Financial Holdings Ltd. (Canada)	†	93,600	34,700,328
Lincoln National Corp.		145,590	3,772,237
Marsh & McLennan Cos., Inc.		223,200	5,519,736
Progressive Corp. (The)	*	120,500	1,997,890
Travelers Cos., Inc. (The)		180,306	8,876,464
			97,001,215
Internet & Catalog Retail—1.4%
Liberty Media Corp. - Interactive, Series A	*	1,835,500	20,135,435
Internet Software & Services—0.2%
eBay, Inc.	*	130,400	3,078,744
IT Services—0.4%
Accenture plc, Class A (Ireland)		31,100	1,159,097
Computer Sciences Corp.	*	84,200	4,438,182
			5,597,279
Leisure Equipment & Products—0.2%
Mattel, Inc.		173,600	$3,204,656
Machinery—2.5%
Deere & Co.		95,400	4,094,568
Eaton Corp.		26,800	1,516,612
Illinois Tool Works, Inc.		401,900	17,165,149
Pall Corp.		26,000	839,280
Stanley Works (The)		278,500	11,889,165
			35,504,774
Media—8.8%
Cablevision Systems Corp., Class A		137,200	3,258,500
CBS Corp., Class B		50,100	603,705
DIRECTV Group, Inc. (The)	*†	1,603,000	44,210,740
Liberty Media Corp.— Entertainment, Series A	*†	834,200	25,951,962
McGraw-Hill Cos., Inc. (The)		156,800	3,941,952
New York Times Co. (The), Class A	†	190,700	1,548,484
Time Warner, Inc.		219,133	6,306,648
Walt Disney Co. (The)		1,381,200	37,927,752
WPP plc (United Kingdom)		142,900	1,229,061
			124,978,804
Metals & Mining—0.5%
Alcoa, Inc.		133,900	1,756,768
Nucor Corp.		102,400	4,813,824
			6,570,592
Multiline Retail—0.6%
J.C. Penney Co., Inc.		200,300	6,760,125
Macy’s, Inc.		93,700	1,713,773
			8,473,898
Multi-Utilities—1.6%
Centerpoint Energy, Inc.		54,600	678,678
Dominion Resources, Inc.		222,100	7,662,450
NiSource, Inc.		265,700	3,690,573
PG&E Corp.		68,700	2,781,663
Sempra Energy		77,800	3,875,218
TECO Energy, Inc.		65,900	927,872
Xcel Energy, Inc.		172,600	3,320,824
			22,937,278
Oil, Gas & Consumable Fuels—13.0%
Anadarko Petroleum Corp.		55,000	3,450,150
BP plc ADR (United Kingdom)	†	102,298	5,445,323
Chesapeake Energy Corp.	†	1,895,900	53,843,560
Chevron Corp.		167,658	11,808,153
ConocoPhillips		284,600	12,852,536
Consol Energy, Inc.		38,100	1,718,691
EnCana Corp. (Canada)		102,300	5,893,503
Exxon Mobil Corp.		167,560	11,496,292
Marathon Oil Corp.		364,600	11,630,740
Murphy Oil Corp.		95,300	5,486,421
Occidental Petroleum Corp.		261,400	20,493,760
Pioneer Natural Resources Co.		527,000	19,124,830
Royal Dutch Shell plc, Class A ADR (Netherlands)		156,781	8,966,305
Spectra Energy Corp.		454,912	8,616,033
Sunoco, Inc.		79,400	2,258,930
Williams Cos., Inc. (The)		41,400	739,818
			183,825,045

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Equity
Income Fund

			Shares	Value
COMMON STOCKS—(Continued)
Paper & Forest Products—0.7%
International Paper Co.			259,600	$5,770,908
MeadWestvaco Corp.			119,800	2,672,738
Weyerhaeuser Co.		†	42,700	1,564,955
				10,008,601
Pharmaceuticals—4.4%
Bristol-Myers Squibb Co.			688,700	15,509,524
Eli Lilly & Co.			112,100	3,702,663
Johnson & Johnson			207,700	12,646,853
Merck & Co., Inc.			152,600	4,826,738
Pfizer, Inc.			595,300	9,852,215
Wyeth			314,200	15,263,836
				61,801,829
Road & Rail—0.7%
Burlington Northern Santa Fe Corp.			128,400	10,250,172
Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.		†	148,600	4,098,388
Applied Materials, Inc.			764,200	10,240,280
Intel Corp.			637,100	12,468,047
Texas Instruments, Inc.		†	25,000	592,250
				27,398,965
Software—3.0%
Electronic Arts, Inc.		*	62,000	1,181,100
Microsoft Corp.			701,000	18,148,890
Symantec Corp.		*	1,387,000	22,843,890
				42,173,880
Specialty Retail—1.7%
Bed Bath & Beyond, Inc.		*†	154,200	5,788,668
Home Depot, Inc.			580,000	15,451,200
Tiffany & Co.			74,300	2,862,779
				24,102,647
Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association		*†	119,720	181,974
Tobacco—1.8%
Altria Group, Inc.		†	243,300	4,333,173
Imperial Tobacco Group plc ADR (United Kingdom)			189,700	11,190,403
Philip Morris International, Inc.			197,300	9,616,402
				25,139,978
Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.		*	294,200	1,162,090
Vodafone Group plc (United Kingdom)			845,200	1,898,693
				3,060,783
TOTAL COMMON STOCKS
(Cost $1,311,478,669)				1,320,427,935
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.2%
Automobiles—0.2%
Ford Motor Co.
4.250%			12/15/2036
(Cost $588,199)			$2,112,000	$2,151,600

			Shares	Value
CASH EQUIVALENTS—17.7%
Institutional Money Market Funds—17.7%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			87,307,682	87,307,682
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	56,158,735	56,158,735
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	23,000,000	23,000,000
Short-Term Investments Trust Liquid Assets Portfolio		††	39,400,000	39,400,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	22,500,000	22,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	22,500,000	22,500,000
TOTAL CASH EQUIVALENTS
(Cost $250,866,417)				250,866,417
TOTAL INVESTMENTS—111.0%
(Cost $1,562,933,285)				1,573,445,952
Other assets less liabilities—(11.0%)				(155,336,985)
NET ASSETS—100.0%				$1,418,108,967

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—0.7%
Goodrich Corp.		12,300	$668,382
Lockheed Martin Corp.		26,600	2,076,928
Precision Castparts Corp.	†	26,000	2,648,620
United Technologies Corp.		21,800	1,328,274
			6,722,204
Air Freight & Logistics—1.4%
Expeditors International of Washington, Inc.		21,500	755,725
United Parcel Service, Inc., Class B		228,000	12,875,160
			13,630,885
Airlines—0.3%
Delta Air Lines, Inc.	*†	261,400	2,342,144
Automobiles—0.3%
Ford Motor Co.	*†	443,700	3,199,077
Beverages—2.1%
Coca-Cola Co. (The)		30,800	1,653,960
Diageo plc ADR (United Kingdom)		212,500	13,066,625
PepsiCo, Inc.		97,400	5,713,484
			20,434,069
Biotechnology—1.3%
Amgen, Inc.	*	31,100	1,873,153
Celgene Corp.	*	77,600	4,337,840
Gilead Sciences, Inc.	*	126,700	5,901,686
			12,112,679
Capital Markets—7.0%
Ameriprise Financial, Inc.		153,900	5,591,187
Bank of New York Mellon Corp. (The)		695,243	20,155,095
BlackRock, Inc.		3,300	715,506
Charles Schwab Corp. (The)		116,200	2,225,230
Credit Suisse Group AG (Registered) (Switzerland)		4,025	223,942
Franklin Resources, Inc.		62,400	6,277,440
Goldman Sachs Group, Inc. (The)		84,000	15,485,400
Invesco Ltd.		22,900	521,204
Morgan Stanley		49,400	1,525,472
Northern Trust Corp.		71,100	4,135,176
State Street Corp.		128,600	6,764,360
UBS AG (Switzerland)	*†	200,400	3,669,324
			67,289,336
Chemicals—1.7%
Dow Chemical Co. (The)	†	132,900	3,464,703
E.I. Du Pont de Nemours & Co.		89,700	2,882,958
Monsanto Co.		25,500	1,973,700
Mosaic Co. (The)		76,100	3,658,127
Praxair, Inc.		49,300	4,027,317
			16,006,805
Commercial Banks—2.5%
PNC Financial Services Group, Inc.		135,900	$6,603,381
U.S. Bancorp		65,500	1,431,830
Wells Fargo & Co.		573,800	16,169,684
			24,204,895
Commercial Services & Supplies—1.9%
Cintas Corp.	†	467,000	14,154,770
Republic Services, Inc.		159,600	4,240,572
			18,395,342
Communications Equipment—2.2%
Cisco Systems, Inc.	*	384,900	9,060,546
Juniper Networks, Inc.	*†	183,700	4,963,574
QUALCOMM, Inc.		144,800	6,513,104
Research In Motion Ltd. (Canada)	*	5,900	398,545
			20,935,769
Computers & Peripherals—2.7%
Apple, Inc.	*	96,800	17,943,816
EMC Corp.	*	27,200	463,488
Hewlett-Packard Co.		118,700	5,603,827
International Business Machines Corp.		18,900	2,260,629
			26,271,760
Construction & Engineering—0.2%
Fluor Corp.		31,000	1,576,350
Consumer Finance—1.1%
American Express Co.		320,700	10,871,730
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*†	26,300	1,937,521
Diversified Financial Services—3.1%
Bank of America Corp.		485,800	8,219,736
CME Group, Inc.		1,500	462,285
IntercontinentalExchange, Inc.	*	21,600	2,099,304
JPMorgan Chase & Co.		419,908	18,400,369
			29,181,694
Diversified Telecommunication Services—1.1%
AT&T, Inc.		272,006	7,346,882
Verizon Communications, Inc.		92,100	2,787,867
			10,134,749
Electric Utilities—1.3%
Edison International		93,700	3,146,446
Entergy Corp.		59,400	4,743,684
Exelon Corp.		90,600	4,495,572
			12,385,702
Electrical Equipment—1.1%
First Solar, Inc.	*†	6,700	1,024,162
Rockwell Automation, Inc.	†	220,100	9,376,260
			10,400,422
Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.		9,300	142,383
Tyco Electronics Ltd. (Switzerland)	†	561,000	12,499,080
			12,641,463

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Energy Equipment & Services—2.7%
Baker Hughes, Inc.	†	124,300	$5,302,638
Cameron International Corp.	*	43,700	1,652,734
FMC Technologies, Inc.	*	41,000	2,141,840
Schlumberger Ltd.		232,400	13,851,040
Smith International, Inc.		113,400	3,254,580
			26,202,832
Food & Staples Retailing—4.7%
Costco Wholesale Corp.		2,200	124,212
CVS Caremark Corp.		193,986	6,933,059
Kroger Co. (The)		165,200	3,409,728
Sysco Corp.		608,900	15,131,165
Wal-Mart Stores, Inc.		399,975	19,634,773
			45,232,937
Food Products—1.8%
General Mills, Inc.		75,800	4,880,004
Kellogg Co.		1,200	59,076
Nestle SA ADR (Switzerland)		281,650	12,023,638
			16,962,718
Health Care Equipment & Supplies—4.5%
Alcon, Inc. (Switzerland)		2,100	291,207
Baxter International, Inc.		46,500	2,650,965
C.R. Bard, Inc.	†	8,600	676,046
CareFusion Corp.	*	237,000	5,166,600
Covidien plc (Ireland)		329,600	14,258,496
DENTSPLY International, Inc.	†	245,000	8,462,300
Intuitive Surgical, Inc.	*†	8,300	2,176,675
Medtronic, Inc.		12,200	448,960
St. Jude Medical, Inc.	*	85,600	3,339,256
Stryker Corp.		21,600	981,288
Zimmer Holdings, Inc.	*	90,800	4,853,260
			43,305,053
Health Care Providers & Services—3.3%
Cardinal Health, Inc.		416,200	11,154,160
Express Scripts, Inc.	*	68,600	5,321,988
McKesson Corp.		70,400	4,192,320
Medco Health Solutions, Inc.	*	140,200	7,754,462
UnitedHealth Group, Inc.		114,600	2,869,584
WellPoint, Inc.	*	11,800	558,848
			31,851,362
Health Care Technology—0.1%
Cerner Corp.	*†	13,300	994,840
Hotels, Restaurants & Leisure—1.4%
Carnival Corp.		32,900	1,094,912
Marriott International, Inc., Class A	†	84,983	2,344,681
McDonald’s Corp.		90,500	5,164,835
Starbucks Corp.	*	99,300	2,050,545
Wynn Macau Ltd. (Macau)	*	321,600	418,285
Wynn Resorts Ltd.	*†	600	42,534
Yum! Brands, Inc.		75,700	2,555,632
			13,671,424
Household Durables—0.2%
Whirlpool Corp.	†	31,700	2,217,732
Household Products—1.3%
Kimberly-Clark Corp.		199,000	$11,737,020
Procter & Gamble Co. (The)		4,975	288,152
			12,025,172
Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc.	*	73,200	2,063,508
Industrial Conglomerates—4.5%
3M Co.		208,500	15,387,300
General Electric Co.		623,300	10,234,586
McDermott International, Inc.	*	29,400	742,938
Textron, Inc.	†	204,700	3,885,206
Tyco International Ltd. (Switzerland)		376,000	12,964,480
			43,214,510
Insurance—3.2%
ACE Ltd. (Switzerland)	*	114,300	6,110,478
AON Corp.		76,100	3,096,509
Berkshire Hathaway, Inc., Class B	*	4,225	14,039,675
Principal Financial Group, Inc.		161,400	4,420,746
Unum Group	†	145,700	3,123,808
			30,791,216
Internet & Catalog Retail—1.7%
Amazon.com, Inc.	*	125,600	11,726,016
Expedia, Inc.	*	76,600	1,834,570
priceline.com, Inc.	*†	14,700	2,437,554
			15,998,140
Internet Software & Services—1.8%
eBay, Inc.	*	300	7,083
Google, Inc., Class A	*	26,200	12,991,270
Tencent Holdings Ltd. (China)	†	212,000	3,440,725
VeriSign, Inc.	*†	21,600	511,704
			16,950,782
IT Services—4.2%
Accenture plc, Class A (Ireland)		421,500	15,709,305
Automatic Data Processing, Inc.		311,200	12,230,160
Fiserv, Inc.	*	62,400	3,007,680
Mastercard, Inc., Class A		17,200	3,476,980
Visa, Inc., Class A	†	51,200	3,538,432
Western Union Co. (The)		108,700	2,056,604
			40,019,161
Leisure Equipment & Products—0.4%
Mattel, Inc.		226,000	4,171,960
Life Sciences Tools & Services—0.0%
Life Technologies Corp.	*	1,200	55,860
Machinery—2.5%
Cummins, Inc.		66,100	2,961,941
Danaher Corp.		122,400	8,239,968
Ingersoll-Rand plc (Ireland)	†	182,800	5,606,476
PACCAR, Inc.	†	93,300	3,518,343
Stanley Works (The)		90,100	3,846,369
			24,173,097

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Media—3.7%
Comcast Corp., Class A		331,400	$5,597,346
Discovery Communications, Inc., Series A	*	80,650	2,329,979
Discovery Communications, Inc., Series C	*	77,450	2,016,023
McGraw-Hill Cos., Inc. (The)		411,700	10,350,138
Time Warner, Inc.		502,108	14,450,668
Walt Disney Co. (The)		28,700	788,102
			35,532,256
Metals & Mining—0.5%
Cliffs Natural Resources, Inc.	†	136,100	4,404,196
Freeport-McMoRan Copper & Gold, Inc.		10,100	692,961
			5,097,157
Multiline Retail—1.0%
Dollar Tree, Inc.	*	6,200	301,816
Kohl’s Corp.	*	78,000	4,449,900
Target Corp.		100,100	4,672,668
			9,424,384
Office Electronics—1.2%
Canon, Inc. ADR (Japan)	†	284,500	11,377,155
Oil, Gas & Consumable Fuels—4.3%
BP plc ADR (United Kingdom)	†	341,000	18,151,430
EOG Resources, Inc.		70,700	5,904,157
Exxon Mobil Corp.		6,200	425,382
Hess Corp.		72,600	3,881,196
Marathon Oil Corp.		88,700	2,829,530
Occidental Petroleum Corp.		65,000	5,096,000
Petroleo Brasileiro SA ADR (Brazil)	†	19,900	782,269
Southwestern Energy Co.	*	50,300	2,146,804
Suncor Energy, Inc. (Canada)		43,500	1,503,360
			40,720,128
Pharmaceuticals—4.3%
Abbott Laboratories		94,000	4,650,180
Allergan, Inc.		74,400	4,222,944
Johnson & Johnson		79,700	4,852,933
Merck & Co., Inc.	†	244,500	7,733,535
Novo Nordisk A/S, Class B (Denmark)		5,302	333,464
Pfizer, Inc.		621,700	10,289,135
Roche Holding AG (Genusschein) (Switzerland)		348	56,268
Schering-Plough Corp.		113,300	3,200,725
Shire plc ADR (Ireland)		3,100	162,099
Teva Pharmaceutical Industries Ltd. ADR (Israel)		107,400	5,430,144
			40,931,427
Road & Rail—0.1%
Union Pacific Corp.		9,300	542,655
Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.		69,800	1,431,598
Broadcom Corp., Class A	*	95,100	2,918,619
Intel Corp.		365,500	7,152,835
Marvell Technology Group Ltd. (Bermuda)	*	274,600	$4,445,774
Texas Instruments, Inc.	†	154,800	3,667,212
Xilinx, Inc.		144,500	3,384,190
			23,000,228
Software—2.5%
Adobe Systems, Inc.	*	15,500	512,120
Autodesk, Inc.	*	30,900	735,420
Electronic Arts, Inc.	*	69,900	1,331,595
McAfee, Inc.	*	80,600	3,529,474
Microsoft Corp.		671,700	17,390,313
			23,498,922
Specialty Retail—2.3%
Bed Bath & Beyond, Inc.	*	74,100	2,781,714
Best Buy Co., Inc.		252,500	9,473,800
Gap, Inc. (The)		21,700	464,380
Home Depot, Inc.		121,700	3,242,088
Lowe’s Cos., Inc.		73,300	1,534,902
O’Reilly Automotive, Inc.	*†	21,600	780,624
Staples, Inc.		147,100	3,415,662
			21,693,170
Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc., Class B		6,200	401,140
V.F. Corp.	†	43,500	3,150,705
			3,551,845
Tobacco—0.7%
Lorillard, Inc.		40,200	2,986,860
Philip Morris International, Inc.		83,800	4,084,412
			7,071,272
Trading Companies & Distributors—0.9%
Fastenal Co.	†	4,900	189,630
W.W. Grainger, Inc.	†	98,800	8,828,768
			9,018,398
Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	136,100	4,954,040
TOTAL COMMON STOCKS
(Cost $817,020,052)			926,989,937

CASH EQUIVALENTS—12.9%
Institutional Money Market Funds—12.9%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		36,885,235	36,885,235
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	43,881,118	43,881,118
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	10,000,000	10,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	16,000,000	16,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	8,500,000	8,500,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
CASH EQUIVALENTS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	8,500,000	$8,500,000
TOTAL CASH EQUIVALENTS
(Cost $123,766,353)			123,766,353
TOTAL INVESTMENTS—109.7%
(Cost $940,786,405)			1,050,756,290
Other assets less liabilities—(9.7%)			(92,633,117)
NET ASSETS—100.0%			$958,123,173

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—96.3%
Aerospace & Defense—2.1%
Goodrich Corp.		314,718	$17,101,776
ITT Corp.		181,500	9,465,225
United Technologies Corp.		158,100	9,633,033
			36,200,034
Air Freight & Logistics—1.0%
Expeditors International of Washington, Inc.	†	237,200	8,337,580
United Parcel Service, Inc., Class B		157,900	8,916,613
			17,254,193
Automobiles—0.3%
Ford Motor Co.	*	717,812	5,175,425
Beverages—5.2%
Coca-Cola Co. (The)	†	638,500	34,287,450
Hansen Natural Corp.	*†	93,953	3,451,833
PepsiCo, Inc.		869,900	51,028,334
			88,767,617
Biotechnology—2.4%
Amgen, Inc.	*	200,100	12,052,023
Biogen Idec, Inc.	*	71,300	3,602,076
Celgene Corp.	*	255,350	14,274,065
Gilead Sciences, Inc.	*	189,650	8,833,897
Myriad Genetics, Inc.	*	110,895	3,038,523
			41,800,584
Capital Markets—2.4%
Goldman Sachs Group, Inc. (The)		157,190	28,977,976
Morgan Stanley		279,000	8,615,520
UBS AG (Switzerland)	*†	151,200	2,768,472
			40,361,968
Chemicals—2.5%
Monsanto Co.		125,230	9,692,802
Mosaic Co. (The)		227,110	10,917,178
Potash Corp. of Saskatchewan, Inc. (Canada)		20,200	1,824,868
Praxair, Inc.		149,800	12,237,162
Syngenta AG ADR (Switzerland)		190,900	8,771,855
			43,443,865
Commercial Banks—2.5%
Banco Bradesco SA ADR (Brazil)	†	379,200	7,542,288
Fifth Third Bancorp		153,500	1,554,955
KeyCorp		54,000	351,000
SunTrust Banks, Inc.		105,086	2,369,689
Synovus Financial Corp.		153,000	573,750
Wells Fargo & Co.		1,067,400	30,079,332
			42,471,014
Communications Equipment—6.2%
Cisco Systems, Inc.	*	1,641,775	38,647,384
Juniper Networks, Inc.	*†	130,200	3,518,004
Motorola, Inc.		583,100	5,008,829
Nokia Oyj ADR (Finland)	†	1,093,200	15,982,584
QUALCOMM, Inc.		777,007	34,949,775
Research In Motion Ltd. (Canada)	*	127,866	$8,637,348
			106,743,924
Computers & Peripherals—8.0%
Apple, Inc.	*	258,930	47,997,854
Dell, Inc.	*	122,100	1,863,246
EMC Corp.	*†	1,694,700	28,877,688
Hewlett-Packard Co.		327,450	15,458,914
International Business Machines Corp.		351,970	42,099,132
Netezza Corp.	*†	47,400	532,776
			136,829,610
Construction & Engineering—0.9%
Foster Wheeler AG	*	181,700	5,798,047
Quanta Services, Inc.	*	460,100	10,182,013
			15,980,060
Consumer Finance—1.5%
American Express Co.		596,400	20,217,960
Capital One Financial Corp.		164,857	5,890,341
			26,108,301
Diversified Consumer Services—0.3%
Apollo Group, Inc., Class A	*†	58,500	4,309,695
Diversified Financial Services—1.8%
Bank of America Corp.		422,922	7,155,840
Citigroup, Inc.		415,600	2,011,504
CME Group, Inc.		27,780	8,561,518
JPMorgan Chase & Co.		278,000	12,181,960
			29,910,822
Electrical Equipment—1.0%
ABB Ltd. ADR (Switzerland)	*	190,300	3,813,612
Emerson Electric Co.		225,650	9,044,052
First Solar, Inc.	*†	22,500	3,439,350
			16,297,014
Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp., Class A		94,810	3,572,441
Corning, Inc.		377,500	5,779,525
			9,351,966
Energy Equipment & Services—4.8%
Halliburton Co.		1,029,350	27,915,972
National Oilwell Varco, Inc.	*	289,800	12,499,074
Schlumberger Ltd.		216,700	12,915,320
Transocean Ltd. (Switzerland)	*	241,100	20,621,283
Weatherford International Ltd. (Switzerland)	*	346,150	7,175,690
			81,127,339
Food & Staples Retailing—3.7%
Costco Wholesale Corp.		151,900	8,576,274
CVS Caremark Corp.		610,250	21,810,335
Kroger Co. (The)		85,100	1,756,464
Wal-Mart Stores, Inc.		536,950	26,358,875
Whole Foods Market, Inc.	*†	126,600	3,860,034
			62,361,982
Food Products—0.2%
Bunge Ltd.	†	45,900	2,873,799

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—3.1%
Boston Scientific Corp.	*	747,100	$7,911,789
Covidien plc (Ireland)		244,750	10,587,885
Intuitive Surgical, Inc.	*†	23,400	6,136,650
Medtronic, Inc.		370,600	13,638,080
Stryker Corp.	†	334,800	15,209,964
			53,484,368
Health Care Providers & Services—1.2%
Aetna, Inc.		479,100	13,333,353
McKesson Corp.		50,800	3,025,140
WellPoint, Inc.	*	77,400	3,665,664
			20,024,157
Hotels, Restaurants & Leisure—1.5%
International Game Technology	†	143,800	3,088,824
Las Vegas Sands Corp.	*†	433,100	7,293,404
Starbucks Corp.	*†	203,400	4,200,210
Wynn Resorts Ltd.	*†	23,370	1,656,699
Yum! Brands, Inc.	†	292,300	9,868,048
			26,107,185
Household Products—2.6%
Colgate-Palmolive Co.		118,700	9,054,436
Procter & Gamble Co. (The)		622,700	36,066,784
			45,121,220
Industrial Conglomerates—1.4%
3M Co.		194,400	14,346,720
General Electric Co.		629,500	10,336,390
			24,683,110
Insurance—2.1%
ACE Ltd. (Switzerland)	*	67,600	3,613,896
Aflac, Inc.		328,100	14,022,994
Berkshire Hathaway, Inc., Class B	*	5,007	16,638,261
Protective Life Corp.	†	53,200	1,139,544
			35,414,695
Internet & Catalog Retail—1.8%
Amazon.com, Inc.	*	278,000	25,954,080
priceline.com, Inc.	*†	32,800	5,438,896
			31,392,976
Internet Software & Services—4.4%
eBay, Inc.	*	199,400	4,707,834
Google, Inc., Class A	*	79,570	39,454,785
Rackspace Hosting, Inc.	*†	630,154	10,750,427
Sohu.com, Inc. (China)	*†	13,800	949,164
Yahoo! Inc.	*	1,034,800	18,429,788
			74,291,998
IT Services—4.2%
Accenture plc, Class A (Ireland)		240,800	8,974,616
Automatic Data Processing, Inc.	†	604,000	23,737,200
Cognizant Technology Solutions Corp., Class A	*	161,650	6,249,389
Global Payments, Inc.	†	121,500	5,674,050
Mastercard, Inc., Class A		38,700	7,823,205
Paychex, Inc.	†	331,500	9,630,075
Satyam Computer Services Ltd. ADR (India)	†	161,400	1,062,012
Visa, Inc., Class A	†	118,600	$8,196,446
			71,346,993
Life Sciences Tools & Services—1.4%
Illumina, Inc.	*†	175,800	7,471,500
Thermo Fisher Scientific, Inc.	*	385,300	16,826,051
			24,297,551
Machinery—0.5%
Danaher Corp.		129,600	8,724,672
Media—1.6%
DIRECTV Group, Inc. (The)	*†	75,200	2,074,016
Viacom, Inc., Class B	*	255,750	7,171,230
Walt Disney Co. (The)		663,800	18,227,948
			27,473,194
Metals & Mining—1.9%
BHP Billiton Ltd. ADR (Australia)	†	21,500	1,419,215
Cliffs Natural Resources, Inc.	†	100,100	3,239,236
Freeport-McMoRan Copper & Gold, Inc.		148,700	10,202,307
Newmont Mining Corp.		184,100	8,104,082
Nucor Corp.		40,000	1,880,400
Sterlite Industries India Ltd. ADR (India)		61,600	983,752
United States Steel Corp.	†	58,100	2,577,897
Xstrata plc ADR (Switzerland)	*	1,212,100	3,624,179
			32,031,068
Multiline Retail—2.0%
Dollar Tree, Inc.	*	57,300	2,789,364
Kohl’s Corp.	*	299,400	17,080,770
Target Corp.		308,200	14,386,776
			34,256,910
Oil, Gas & Consumable Fuels—4.3%
Anadarko Petroleum Corp.		106,400	6,674,472
Chesapeake Energy Corp.		451,950	12,835,380
ConocoPhillips		103,500	4,674,060
Massey Energy Co.		77,600	2,164,264
Noble Energy, Inc.		35,400	2,334,984
Occidental Petroleum Corp.		63,650	4,990,160
Peabody Energy Corp.		217,250	8,086,045
Suncor Energy, Inc. (Canada)		408,650	14,122,944
XTO Energy, Inc.		413,400	17,081,688
			72,963,997
Personal Products—1.0%
Avon Products, Inc.		306,600	10,412,136
Estee Lauder Cos., Inc. (The), Class A		106,003	3,930,591
Mead Johnson Nutrition Co., Class A	†	57,800	2,607,358
			16,950,085
Pharmaceuticals—3.9%
Allergan, Inc.		281,000	15,949,560
Elan Corp. plc ADR (Ireland)	*	881,900	6,270,309
Johnson & Johnson		386,300	23,521,807
Merck & Co., Inc.		164,100	5,190,483
Mylan, Inc.	*†	342,300	5,480,223
Pfizer, Inc.		235,400	3,895,870
Teva Pharmaceutical Industries Ltd. ADR (Israel)		123,650	6,251,744
			66,559,996

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—0.1%
Annaly Capital Management, Inc. REIT		120,900	$2,193,126
Road & Rail—0.8%
Norfolk Southern Corp.		243,900	10,514,529
Union Pacific Corp.		58,400	3,407,640
			13,922,169
Semiconductors & Semiconductor Equipment—1.2%
Broadcom Corp., Class A	*	293,400	9,004,446
Marvell Technology Group Ltd. (Bermuda)	*	374,400	6,061,536
MEMC Electronic Materials, Inc.	*	81,300	1,352,019
Nvidia Corp.	*	233,217	3,505,252
			19,923,253
Software—5.2%
Autodesk, Inc.	*	449,500	10,698,100
Check Point Software Technologies (Israel)	*	230,250	6,527,587
Microsoft Corp.		2,302,550	59,613,020
Oracle Corp.		570,500	11,889,220
			88,727,927
Specialty Retail—2.2%
Abercrombie & Fitch Co., Class A		57,000	1,874,160
Bed Bath & Beyond, Inc.	*	130,900	4,913,986
Best Buy Co., Inc.		144,200	5,410,384
Gap, Inc. (The)		91,300	1,953,820
Home Depot, Inc.		199,000	5,301,360
Lowe’s Cos., Inc.		829,800	17,376,012
			36,829,722
Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc., Class B		170,300	11,018,410
TOTAL COMMON STOCKS
(Cost $1,495,241,609)			1,645,107,994

CASH EQUIVALENTS—11.0%
Institutional Money Market Funds—11.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		67,279,182	$67,279,182
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	38,082,180	38,082,180
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	27,000,000	27,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	26,300,000	26,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	15,000,000	15,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	15,000,000	15,000,000

TOTAL CASH EQUIVALENTS
(Cost $188,661,362)			188,661,362

TOTAL INVESTMENTS—107.3%
(Cost $1,683,902,971)			1,833,769,356
Other assets less liabilities—(7.3%)			(125,177,240)
NET ASSETS—100.0%			$1,708,592,116

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—96.3%
Aerospace & Defense—2.7%
Esterline Technologies Corp.	*	11,800	$462,678
ITT Corp.		12,750	664,913
L-3 Communications Holdings, Inc.		19,700	1,582,304
Rockwell Collins, Inc.		50,500	2,565,400
TransDigm Group, Inc.	*	41,819	2,083,004
			7,358,299
Auto Components—1.4%
Autoliv, Inc. (Sweden)	†	37,350	1,254,960
BorgWarner, Inc.	†	89,700	2,714,322
			3,969,282
Beverages—1.1%
Dr. Pepper Snapple Group, Inc.	*	65,850	1,893,187
Molson Coors Brewing Co., Class B		22,000	1,070,960
			2,964,147
Capital Markets—1.6%
Invesco Ltd.		96,870	2,204,761
State Street Corp.		13,450	707,470
Stifel Financial Corp.	*†	27,300	1,498,770
			4,411,001
Chemicals—0.7%
Airgas, Inc.		9,300	449,841
Celanese Corp., Class A		24,550	613,750
PPG Industries, Inc.		15,500	902,255
			1,965,846
Commercial Banks—1.8%
Bank of Hawaii Corp.	†	64,800	2,691,792
MB Financial, Inc.		46,900	983,493
Prosperity Bancshares, Inc.	†	38,800	1,349,852
			5,025,137
Commercial Services & Supplies—3.0%
Cintas Corp.		67,400	2,042,894
R.R. Donnelley & Sons Co.		205,435	4,367,548
Steelcase, Inc., Class A	†	284,100	1,764,261
			8,174,703
Communications Equipment—0.9%
Comtech Telecommunications Corp.	*†	50,000	1,661,000
Tellabs, Inc.	*	120,900	836,628
			2,497,628
Computers & Peripherals—1.2%
Seagate Technology (Cayman Islands)		75,300	1,145,313
Teradata Corp.	*	35,000	963,200
Western Digital Corp.	*	33,000	1,205,490
			3,314,003
Construction & Engineering—0.4%
Fluor Corp.		22,800	1,159,380
Consumer Finance—0.8%
Discover Financial Services		112,950	1,833,179
Student Loan Corp. (The)	†	6,203	287,819
			2,120,998
Containers & Packaging—2.8%
AptarGroup, Inc.		43,600	$1,628,896
Crown Holdings, Inc.	*	28,600	777,920
Sonoco Products Co.		136,500	3,759,210
Temple-Inland, Inc.		91,700	1,505,714
			7,671,740
Diversified Consumer Services—0.4%
H&R Block, Inc.		66,400	1,220,432
Diversified Telecommunication Services—0.3%
Qwest Communications International, Inc.	†	181,100	689,991
Electric Utilities—2.7%
American Electric Power Co., Inc.		29,000	898,710
Northeast Utilities		57,700	1,369,798
NV Energy, Inc.		88,800	1,029,192
Pinnacle West Capital Corp.		84,100	2,760,162
PPL Corp.		46,500	1,410,810
			7,468,672
Electrical Equipment—2.5%
Acuity Brands, Inc.	†	48,700	1,568,627
Cooper Industries plc, Class A		39,100	1,468,987
General Cable Corp.	*†	27,900	1,092,285
Hubbell, Inc., Class B		42,700	1,793,400
Thomas & Betts Corp.	*	27,700	833,216
			6,756,515
Electronic Equipment, Instruments & Components—2.9%
Arrow Electronics, Inc.	*	65,300	1,838,195
Avnet, Inc.	*	78,100	2,028,257
Ingram Micro, Inc., Class A	*	129,900	2,188,815
Tyco Electronics Ltd. (Switzerland)		79,500	1,771,260
			7,826,527
Energy Equipment & Services—3.5%
Baker Hughes, Inc.	†	19,700	840,402
Nabors Industries Ltd. (Bermuda)	*	113,200	2,365,880
Noble Corp.		137,500	5,219,500
Pride International, Inc.	*†	41,300	1,257,172
Seahawk Drilling, Inc.	*†	637	19,804
			9,702,758
Food & Staples Retailing—1.9%
Kroger Co. (The)		98,500	2,033,040
Ruddick Corp.	†	70,171	1,867,952
Sysco Corp.		57,600	1,431,360
			5,332,352
Food Products—2.7%
Campbell Soup Co.	†	44,300	1,445,066
Dean Foods Co.	*	33,900	603,081
H.J. Heinz Co.		36,200	1,438,950
J.M. Smucker Co. (The)		16,700	885,267
Sara Lee Corp.		284,400	3,168,216
			7,540,580
Gas Utilities—1.2%
Energen Corp.		41,100	1,771,410
Questar Corp.		39,000	1,464,840
			3,236,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—1.6%
Beckman Coulter, Inc.		27,689	$1,908,880
CareFusion Corp.	*	19,000	414,200
Stryker Corp.		46,400	2,107,952
			4,431,032
Health Care Providers & Services—3.1%
Cardinal Health, Inc.		38,000	1,018,400
CIGNA Corp.		181,798	5,106,706
Health Management Associates, Inc., Class A	*	275,900	2,066,491
Healthsouth Corp.	*	13,800	215,832
			8,407,429
Health Care Technology—0.6%
IMS Health, Inc.		114,800	1,762,180
Hotels, Restaurants & Leisure—2.1%
Burger King Holdings, Inc.		86,500	1,521,535
Carnival Corp.		24,200	805,376
Darden Restaurants, Inc.		50,400	1,720,152
Wyndham Worldwide Corp.		102,100	1,666,272
			5,713,335
Household Durables—1.4%
Fortune Brands, Inc.		13,800	593,124
Jarden Corp.		13,000	364,910
Mohawk Industries, Inc.	*†	27,500	1,311,475
Newell Rubbermaid, Inc.		94,400	1,481,136
			3,750,645
Independent Power Producers & Energy Traders—1.0%
AES Corp. (The)	*	132,800	1,968,096
NRG Energy, Inc.	*	28,400	800,596
			2,768,692
Insurance—11.2%
Alleghany Corp.	*	9,596	2,485,844
Allied World Assurance Co. Holdings Ltd. (Bermuda)		34,000	1,629,620
Allstate Corp. (The)		123,062	3,768,158
Arch Capital Group Ltd. (Bermuda)	*	48,050	3,245,297
Brown & Brown, Inc.	†	69,000	1,322,040
Endurance Specialty Holdings Ltd. (Bermuda)		53,600	1,954,792
Fidelity National Financial, Inc., Class A		131,900	1,989,052
HCC Insurance Holdings, Inc.	†	101,400	2,773,290
Lincoln National Corp.		150,560	3,901,010
Progressive Corp. (The)	*	92,700	1,536,966
Protective Life Corp.	†	72,150	1,545,453
Prudential Financial, Inc.		47,550	2,373,220
Unum Group		84,600	1,813,824
W.R. Berkley Corp.		15,100	381,728
			30,720,294
IT Services—2.7%
Computer Sciences Corp.	*	80,800	4,258,968
Hewitt Associates, Inc., Class A	*	50,700	1,847,001
SAIC, Inc.	*	67,900	1,190,966
			7,296,935
Leisure Equipment & Products—0.6%
Mattel, Inc.		83,600	$1,543,256
Life Sciences Tools & Services—0.8%
Covance, Inc.	*†	24,200	1,310,430
Life Technologies Corp.	*	18,075	841,391
			2,151,821
Machinery—2.8%
Dover Corp.		120,800	4,682,208
Harsco Corp.		19,325	684,298
Ingersoll-Rand plc (Ireland)		21,100	647,137
Snap-On, Inc.		18,200	632,632
SPX Corp.		15,250	934,368
			7,580,643
Marine—0.6%
Alexander & Baldwin, Inc.	†	23,000	738,070
Kirby Corp.	*†	28,450	1,047,529
			1,785,599
Media—2.5%
Gannett Co., Inc.	†	99,200	1,240,992
Marvel Entertainment, Inc.	*	31,000	1,538,220
McGraw-Hill Cos., Inc. (The)		34,850	876,129
Omnicom Group, Inc.		52,700	1,946,738
Shaw Communications, Inc., Class B (Canada)		75,100	1,352,551
			6,954,630
Metals & Mining—1.2%
Cliffs Natural Resources, Inc.		27,150	878,574
Thompson Creek Metals Co., Inc. (Canada)	*†	128,650	1,552,806
Walter Energy, Inc.	†	13,650	819,819
			3,251,199
Multiline Retail—0.9%
Family Dollar Stores, Inc.		35,500	937,200
Kohl’s Corp.	*	25,500	1,454,775
			2,391,975
Multi-Utilities—3.4%
CMS Energy Corp.		140,000	1,876,000
PG&E Corp.	†	67,300	2,724,977
SCANA Corp.		119,962	4,186,674
Xcel Energy, Inc.		29,550	568,542
			9,356,193
Oil, Gas & Consumable Fuels—3.8%
Cimarex Energy Co.	†	55,400	2,399,928
El Paso Corp.		129,700	1,338,504
EOG Resources, Inc.		18,700	1,561,637
Newfield Exploration Co.	*	28,400	1,208,704
Spectra Energy Corp.		66,000	1,250,040
Valero Energy Corp.		48,900	948,171
Whiting Petroleum Corp.	*†	30,750	1,770,585
			10,477,569
Professional Services—2.1%
Dun & Bradstreet Corp.		18,600	1,400,952
Equifax, Inc.		63,300	1,844,562
Manpower, Inc.		22,300	1,264,633
Robert Half International, Inc.	†	48,200	1,205,964
			5,716,111

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—5.3%
Annaly Capital Management, Inc. REIT		78,800	$1,429,432
Boston Properties, Inc. REIT	†	7,750	508,013
Digital Realty Trust, Inc. REIT	†	25,600	1,170,176
Duke Realty Corp. REIT	†	390,630	4,691,466
Health Care REIT, Inc. REIT		40,200	1,673,124
Simon Property Group, Inc. REIT	†	74,779	5,191,906
			14,664,117
Road & Rail—1.5%
Ryder System, Inc.		37,100	1,449,126
Werner Enterprises, Inc.		149,200	2,779,596
			4,228,722
Semiconductors & Semiconductor Equipment—3.7%
Analog Devices, Inc.		86,500	2,385,670
Lam Research Corp.	*	35,600	1,216,096
Marvell Technology Group Ltd. (Bermuda)	*	84,200	1,363,198
Microchip Technology, Inc.	†	103,000	2,729,500
National Semiconductor Corp.	†	114,300	1,631,061
Semtech Corp.	*	22,800	387,828
Skyworks Solutions, Inc.	*†	28,500	377,340
			10,090,693
Software—1.0%
Autodesk, Inc.	*	27,500	654,500
Informatica Corp.	*†	51,950	1,173,031
Sybase, Inc.	*	26,700	1,038,630
			2,866,161
Specialty Retail—0.1%
AutoZone, Inc.	*	2,500	365,550
Textiles, Apparel & Luxury Goods—2.0%
Phillips-Van Heusen Corp.		42,450	1,816,435
V.F. Corp.		38,600	2,795,798
Warnaco Group, Inc. (The)	*	20,500	899,130
			5,511,363
Thrifts & Mortgage Finance—1.4%
First Niagara Financial Group, Inc.		149,400	1,842,102
Hudson City Bancorp, Inc.	†	143,500	1,887,025
			3,729,127
Tobacco—0.3%
Lorillard, Inc.		10,200	$757,860
Trading Companies & Distributors—1.4%
GATX Corp.	†	40,000	1,118,000
United Rentals, Inc.	*	258,266	2,660,140
			3,778,140
Wireless Telecommunication Services—0.7%
NTELOS Holdings Corp.		109,300	1,930,238
TOTAL COMMON STOCKS
(Cost $238,546,834)			264,387,750

CASH EQUIVALENTS—19.9%
Institutional Money Market Funds—19.9%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		10,580,434	10,580,433
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	17,588,167	17,588,167
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	12,000,000	12,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	7,500,000	7,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	3,500,000	3,500,000
TOTAL CASH EQUIVALENTS
(Cost $54,668,600)			54,668,600
TOTAL INVESTMENTS—116.2%
(Cost $293,215,434)			319,056,350
Other assets less liabilities—(16.2%)			(44,501,231)
NET ASSETS—100.0%			$274,555,119

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—94.6%
Aerospace & Defense—1.1%
ITT Corp.		40,000	$2,086,000
L-3 Communications Holdings, Inc.		48,600	3,903,552
Rockwell Collins, Inc.		90,700	4,607,560
			10,597,112
Air Freight & Logistics—1.3%
C.H. Robinson Worldwide, Inc.		51,800	2,991,450
Expeditors International of Washington, Inc.		80,200	2,819,030
FedEx Corp.		58,100	4,370,282
HUB Group, Inc., Class A	*	89,100	2,035,935
			12,216,697
Airlines—1.2%
Continental Airlines, Inc., Class B	*†	478,400	7,864,896
Delta Air Lines, Inc.	*	353,300	3,165,568
			11,030,464
Auto Components—0.3%
Magna International, Inc., Class A (Canada)		65,300	2,776,556
Automobiles—0.3%
Harley-Davidson, Inc.	†	131,400	3,022,200
Biotechnology—2.9%
Alexion Pharmaceuticals, Inc.	*	48,100	2,142,374
Alkermes, Inc.	*	390,649	3,590,064
Biogen Idec, Inc.	*	61,800	3,122,136
Cephalon, Inc.	*†	51,700	3,011,008
deCODE genetics, Inc. (Iceland)	*†	232,900	114,121
Exelixis, Inc.	*†	311,700	1,988,646
Human Genome Sciences, Inc.	*†	205,700	3,871,274
Incyte Corp. Ltd.	*†	404,300	2,729,025
Myriad Genetics, Inc.	*	14,600	400,040
Pharmasset, Inc.	*	24,600	520,044
Regeneron Pharmaceuticals, Inc.	*†	95,200	1,837,360
Seattle Genetics, Inc.	*†	47,100	660,813
United Therapeutics Corp.	*†	58,600	2,870,814
			26,857,719
Capital Markets—2.2%
Fortress Investment Group LLC, Class A	*†	879,900	4,575,480
Greenhill & Co., Inc.	†	17,600	1,576,608
Invesco Ltd.		194,300	4,422,268
Liberty Acquisition Holdings Corp.	*	64,700	634,060
Penson Worldwide, Inc.	*†	214,800	2,092,152
Riskmetrics Group, Inc.	*	88,200	1,289,484
SEI Investments Co.		306,900	6,039,792
			20,629,844
Chemicals—1.7%
Airgas, Inc.		46,600	2,254,042
Ecolab, Inc.		122,800	5,677,044
Intrepid Potash, Inc.	*†	69,900	1,648,941
Nalco Holding Co.		284,800	5,835,552
Senomyx, Inc.	*	178,823	720,657
			16,136,236
Commercial Banks—1.3%
KeyCorp		217,600	$1,414,400
Signature Bank/New York	*	72,100	2,090,900
SunTrust Banks, Inc.		195,000	4,397,250
SVB Financial Group	*†	60,100	2,600,527
Western Alliance Bancorp	*†	286,700	1,809,077
			12,312,154
Commercial Services & Supplies—2.1%
Copart, Inc.	*†	163,600	5,433,156
EnerNOC, Inc.	*†	60,712	2,013,210
Iron Mountain, Inc.	*	62,000	1,652,920
Mobile Mini, Inc.	*†	153,600	2,666,496
Stericycle, Inc.	*	71,200	3,449,640
Waste Connections, Inc.	*	154,250	4,451,655
			19,667,077
Communications Equipment—1.1%
Blue Coat Systems, Inc.	*†	165,100	3,729,609
Juniper Networks, Inc.	*†	87,000	2,350,740
Palm, Inc.	*†	232,100	4,045,503
			10,125,852
Computers & Peripherals—2.0%
Dell, Inc.	*	1,043,000	15,916,180
NetApp, Inc.	*	109,500	2,921,460
			18,837,640
Construction & Engineering—0.7%
Quanta Services, Inc.	*	136,600	3,022,958
URS Corp.	*	75,500	3,295,575
			6,318,533
Construction Materials—1.2%
Cemex SAB de CV ADR (Mexico)	*†	721,261	9,318,692
Martin Marietta Materials, Inc.	†	21,400	1,970,298
			11,288,990
Consumer Finance—0.4%
Capital One Financial Corp.		97,500	3,483,675
Distributors—0.3%
LKQ Corp.	*	169,500	3,142,530
Diversified Consumer Services—2.1%
American Public Education, Inc.	*†	60,300	2,094,822
Apollo Group, Inc., Class A	*†	68,000	5,009,560
Bridgepoint Education, Inc.	*	74,900	1,142,974
Capella Education Co.	*†	81,300	5,474,742
K12, Inc.	*†	148,434	2,446,192
Strayer Education, Inc.	†	17,900	3,896,472
			20,064,762
Diversified Financial Services—0.9%
KKR Financial Holdings LLC	*	999,200	4,616,304
Moody’s Corp.	†	14,100	288,486
MSCI, Inc., Class A	*	127,800	3,785,436
			8,690,226
Electrical Equipment—1.0%
A123 Systems, Inc.	*†	31,100	663,052
Roper Industries, Inc.		118,500	6,041,130
Trina Solar Ltd. ADR (China)	*	97,900	3,149,443
			9,853,625

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp., Class A		81,000	$3,052,080
Dolby Laboratories, Inc., Class A	*	43,300	1,653,627
National Instruments Corp.		43,100	1,190,853
			5,896,560
Energy Equipment & Services—2.3%
Cameron International Corp.	*	107,600	4,069,432
Complete Production Services, Inc.	*†	178,200	2,013,660
Exterran Holdings, Inc.	*†	196,800	4,672,032
FMC Technologies, Inc.	*†	129,300	6,754,632
Smith International, Inc.		25,256	724,847
Weatherford International Ltd. (Switzerland)	*	148,000	3,068,040
			21,302,643
Food & Staples Retailing—0.1%
Pantry, Inc. (The)	*	44,800	702,464
Food Products—0.4%
Marine Harvest (Norway)	*†	4,698,300	3,415,140
Health Care Equipment & Supplies—2.8%
Arthrocare Corp.	*	42,400	864,536
Conceptus, Inc.	*	124,000	2,298,960
Idexx Laboratories, Inc.	*†	27,800	1,390,000
Mindray Medical International Ltd. ADR (China)	†	114,100	3,724,224
ResMed, Inc.	*†	145,900	6,594,680
St. Jude Medical, Inc.	*	67,600	2,637,076
Stryker Corp.		108,300	4,920,069
Zimmer Holdings, Inc.	*	72,500	3,875,125
			26,304,670
Health Care Providers & Services—4.8%
AMERIGROUP Corp.	*†	161,000	3,569,370
Catalyst Health Solutions, Inc.	*	68,900	2,008,435
Centene Corp.	*	83,600	1,583,384
Coventry Health Care, Inc.	*†	94,450	1,885,222
DaVita, Inc.	*	235,500	13,338,720
Express Scripts, Inc.	*	81,000	6,283,980
Healthways, Inc.	*	89,485	1,370,910
Henry Schein, Inc.	*†	93,800	5,150,558
Humana, Inc.	*	57,400	2,141,020
Laboratory Corp. of America Holdings	*†	37,800	2,483,460
PSS World Medical, Inc.	*†	37,300	814,259
WellPoint, Inc.	*	92,300	4,371,328
			45,000,646
Health Care Technology—0.4%
Eclipsys Corp.	*	90,200	1,740,860
MedAssets, Inc.	*†	99,800	2,252,486
			3,993,346
Hotels, Restaurants & Leisure—3.6%
Chipotle Mexican Grill, Inc., Class B	*	24,300	2,022,246
International Game Technology		277,200	5,954,256
Marriott International, Inc., Class A	†	262,954	7,254,901
P.F. Chang’s China Bistro, Inc.	*†	93,800	3,186,386
Panera Bread Co., Class A	*†	85,400	$4,697,000
Yum! Brands, Inc.		330,000	11,140,800
			34,255,589
Household Durables—0.7%
Lennar Corp., Class A		475,200	6,771,600
Household Products—0.3%
Church & Dwight Co., Inc.		53,500	3,035,590
Independent Power Producers & Energy Traders—0.5%
Calpine Corp.	*	435,800	5,020,416
Industrial Conglomerates—0.8%
Koninklijke Philips Electronics NV NYRS (Netherlands)	†	323,000	7,868,280
Insurance—9.6%
Aflac, Inc.		136,900	5,851,106
Allied World Assurance Co. Holdings Ltd. (Bermuda)		79,300	3,800,849
AON Corp.		233,000	9,480,770
Assured Guaranty Ltd. (Bermuda)	†	586,600	11,391,772
Berkshire Hathaway, Inc., Class A	*	71	7,171,000
eHealth, Inc.	*†	28,200	409,464
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	17,424,310
Genworth Financial, Inc., Class A		389,700	4,656,915
Markel Corp.	*†	6,300	2,077,866
Nipponkoa Insurance Co. Ltd. (Japan)		1,260,000	7,860,445
Principal Financial Group, Inc.		32,300	884,697
Prudential Financial, Inc.		117,300	5,854,443
RenaissanceRe Holdings Ltd. (Bermuda)		116,400	6,374,064
Syncora Holdings Ltd. (Bermuda)	*†	626,661	300,797
Validus Holdings Ltd. (Bermuda)		115,946	2,991,403
XL Capital Ltd., Class A (Bermuda)		236,600	4,131,036
			90,660,937
Internet & Catalog Retail—1.2%
Expedia, Inc.	*	176,200	4,219,990
Liberty Media Corp.— Interactive, Series A	*	671,275	7,363,887
			11,583,877
Internet Software & Services—2.5%
DealerTrack Holdings, Inc.	*†	185,700	3,511,587
Digital River, Inc.	*	80,300	3,237,696
eBay, Inc.	*	296,600	7,002,726
Omniture, Inc.	*	59,000	1,264,960
OpenTable, Inc.	*†	8,000	220,480
Rackspace Hosting, Inc.	*†	236,400	4,032,984
SkillSoft plc ADR	*	154,600	1,484,160
VeriSign, Inc.	*†	104,800	2,482,712
			23,237,305
IT Services—5.6%
Alliance Data Systems Corp.	*†	81,100	4,953,588
Amdocs Ltd. (Guernsey, Channel Islands)	*	322,900	8,679,552
Cognizant Technology Solutions Corp., Class A	*	31,800	1,229,388

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Euronet Worldwide, Inc.	*†	156,450	$3,759,493
Global Payments, Inc.		254,300	11,875,810
NeuStar, Inc., Class A	*	395,600	8,940,560
Paychex, Inc.	†	234,400	6,809,320
RightNow Technologies, Inc.	*	283,000	4,086,520
Western Union Co. (The)		134,900	2,552,308
			52,886,539
Leisure Equipment & Products—0.4%
Hasbro, Inc.		55,100	1,529,025
Pool Corp.	†	112,500	2,499,750
			4,028,775
Life Sciences Tools & Services—0.4%
Illumina, Inc.	*†	90,200	3,833,500
Machinery—1.9%
Actuant Corp., Class A	†	276,500	4,440,590
Colfax Corp.	*	79,700	847,211
Kennametal, Inc.		225,200	5,542,172
PACCAR, Inc.	†	51,800	1,953,378
Parker Hannifin Corp.		49,500	2,566,080
Snap-On, Inc.		69,200	2,405,392
			17,754,823
Media—6.4%
DIRECTV Group, Inc. (The)	*†	587,000	16,189,460
Discovery Communications, Inc., Series C	*	264,200	6,877,126
Lamar Advertising Co., Class A	*†	104,300	2,861,992
Liberty Media Corp.— Entertainment, Series A	*	311,820	9,700,720
National CineMedia, Inc.		144,100	2,445,377
Virgin Media, Inc.		459,100	6,390,672
Walt Disney Co. (The)		568,000	15,597,280
			60,062,627
Metals & Mining—0.4%
United States Steel Corp.	†	78,000	3,460,860
Multiline Retail—0.4%
J.C. Penney Co., Inc.		117,500	3,965,625
Oil, Gas & Consumable Fuels—4.6%
Bill Barrett Corp.	*	88,900	2,915,031
Chesapeake Energy Corp.		732,600	20,805,840
Cimarex Energy Co.	†	98,000	4,245,360
Concho Resources, Inc.	*	48,400	1,757,888
Denbury Resources, Inc.	*	230,100	3,481,413
Encore Acquisition Co.	*	68,599	2,565,603
Range Resources Corp.	†	75,100	3,706,936
Ultra Petroleum Corp.	*	77,700	3,804,192
			43,282,263
Personal Products—0.4%
Herbalife Ltd. (Cayman Islands)		118,800	3,889,512
Pharmaceuticals—0.8%
Perrigo Co.		65,300	2,219,547
Shire plc ADR (Ireland)		79,700	4,167,513
XenoPort, Inc.	*	54,069	1,147,885
			7,534,945
Professional Services—1.6%
Administaff, Inc.		34,670	$910,781
Advisory Board Co. (The)	*†	66,800	1,679,352
Dun & Bradstreet Corp.		41,800	3,148,376
Huron Consulting Group, Inc.	*	64,700	1,671,201
Korn/Ferry International	*	294,400	4,295,296
Resources Connection, Inc.	*	161,500	2,755,190
School Specialty, Inc.	*†	29,609	702,325
			15,162,521
Real Estate Investment Trusts (REITs)—0.9%
Hatteras Financial Corp. REIT	†	156,400	4,688,872
Pennymac Mortgage Investment Trust REIT	*	186,100	3,705,251
			8,394,123
Real Estate Management & Development—0.2%
St. Joe Co. (The)	*†	63,400	1,846,208
Road & Rail—0.5%
Norfolk Southern Corp.		106,900	4,608,459
Semiconductors & Semiconductor Equipment—4.7%
Altera Corp.		117,600	2,411,976
Analog Devices, Inc.		183,800	5,069,204
ASML Holding NV NYRS (Netherlands)	†	193,100	5,709,967
Broadcom Corp., Class A	*	139,900	4,293,531
FEI Co.	*	148,500	3,660,525
Intersil Corp., Class A	†	113,500	1,737,685
KLA-Tencor Corp.		102,100	3,661,306
Micron Technology, Inc.	*†	722,100	5,921,220
National Semiconductor Corp.		295,400	4,215,358
PMC - Sierra, Inc.	*	222,600	2,128,056
Semtech Corp.	*	116,900	1,988,469
Silicon Laboratories, Inc.	*†	82,800	3,838,608
			44,635,905
Software—4.9%
Adobe Systems, Inc.	*	123,200	4,070,528
Ariba, Inc.	*†	100,300	1,163,480
Blackboard, Inc.	*†	65,400	2,470,812
Bottomline Technologies, Inc.	*	13,500	174,150
CA, Inc.		147,800	3,250,122
Concur Technologies, Inc.	*†	36,000	1,431,360
EPIQ Systems, Inc.	*	155,700	2,257,650
Factset Research Systems, Inc.	†	119,515	7,916,674
Micros Systems, Inc.	*†	79,200	2,391,048
Red Hat, Inc.	*	273,100	7,548,484
Rovi Corp.	*	107,200	3,601,920
Take-Two Interactive Software, Inc.	*†	435,700	4,884,197
Taleo Corp., Class A	*	175,400	3,971,056
Ultimate Software Group, Inc.	*†	42,300	1,214,856
			46,346,337
Specialty Retail—1.7%
A.C. Moore Arts & Crafts, Inc.	*	95,200	342,720
AnnTaylor Stores Corp.	*†	194,100	3,084,249
Christopher & Banks Corp.	†	93,264	631,397
J. Crew Group, Inc.	*†	47,800	1,712,196
O’Reilly Automotive, Inc.	*†	131,100	4,737,954
Tiffany & Co.		88,800	3,421,464
Zumiez, Inc.	*†	149,500	2,453,295
			16,383,275

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Thrifts & Mortgage Finance—0.5%
Radian Group, Inc.	†	401,900	$4,252,102
Trading Companies & Distributors—0.5%
Fastenal Co.	†	64,500	2,496,150
Interline Brands, Inc.	*	132,800	2,237,680
			4,733,830
Wireless Telecommunication Services—3.1%
American Tower Corp., Class A	*	279,400	10,170,160
Iridium Communications, Inc.	*	59,700	895,500
NII Holdings, Inc.	*	272,345	8,164,903
SBA Communications Corp., Class A	*†	294,900	7,971,147
Sprint Nextel Corp.	*	586,400	2,316,280
			29,517,990
TOTAL COMMON STOCKS
(Cost $765,703,523)			892,681,174

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Capital Markets—0.0%
Downey Financial Corp.
6.500%	07/01/2014	Δ
(Cost $3,130,390)			$4,409,000	352,720

		Shares	Value
CASH EQUIVALENTS—28.4%
Institutional Money Market Funds—28.4%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		51,249,980	51,249,980
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	74,851,268	74,851,268
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	57,872,888	57,872,888
Short-Term Investments Trust Liquid Assets Portfolio	††	39,500,000	39,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	22,500,000	22,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	22,500,000	22,500,000
TOTAL CASH EQUIVALENTS
(Cost $268,474,136)			268,474,136
TOTAL INVESTMENTS—123.0%
(Cost $1,037,308,049)			1,161,508,030
Other assets less liabilities—(23.0%)			(217,331,989)
NET ASSETS—100.0%			$944,176,041

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
Δ	Security in default.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—47.4%
Aerospace & Defense—0.8%
Cubic Corp.		14,500	$572,315
GeoEye, Inc.	*†	25,500	683,400
			1,255,715
Biotechnology—1.5%
Acadia Pharmaceuticals, Inc.	*	128,500	219,735
Arena Pharmaceuticals, Inc.	*†	176,158	787,426
Incyte Corp. Ltd.	*†	74,900	505,575
Rigel Pharmaceuticals, Inc.	*	126,400	1,036,480
			2,549,216
Building Products—0.4%
Ameron International Corp.		10,100	706,798
Capital Markets—2.1%
Artio Global Investors, Inc.	*†	30,500	797,575
Duff & Phelps Corp., Class A		37,100	710,836
Gluskin Sheff + Associates, Inc. (Canada)		31,200	582,824
Prospect Capital Corp.	†	73,600	788,256
Uranium Participation Corp. (Canada)	*	103,100	624,965
			3,504,456
Commercial Banks—0.9%
First Busey Corp.		67,497	317,236
MB Financial, Inc.		19,200	402,624
Old National Bancorp/ Indiana		65,300	731,360
			1,451,220
Commercial Services & Supplies—0.0%
Allen-Vanguard Corp. (Canada)	*‡δ	309,200	—
Communications Equipment—2.3%
Arris Group, Inc.	*†	45,500	591,955
Brocade Communications Systems, Inc.	*	67,900	533,694
Emulex Corp.	*	73,800	759,402
NETGEAR, Inc.	*†	46,500	853,275
Parkervision, Inc.	*†	111,713	456,906
SeaChange International, Inc.	*	84,400	633,000
			3,828,232
Computers & Peripherals—0.9%
Imation Corp.		95,900	888,993
Novatel Wireless, Inc.	*†	59,400	674,784
			1,563,777
Construction & Engineering—1.0%
EMCOR Group, Inc.	*	31,000	784,920
Great Lakes Dredge & Dock Corp.		119,500	834,110
			1,619,030
Consumer Finance—0.5%
Dollar Financial Corp.	*†	30,100	482,202
World Acceptance Corp.	*†	16,950	427,309
			909,511
Containers & Packaging—0.5%
AptarGroup, Inc.	†	20,500	$765,880
Diversified Consumer Services—0.8%
Lincoln Educational Services Corp.	*	23,900	546,832
Regis Corp.	†	50,100	776,550
			1,323,382
Diversified Telecommunication Services—0.4%
Neutral Tandem, Inc.	*†	31,000	705,560
Electric Utilities—1.4%
Portland General Electric Co.		38,100	751,332
Unisource Energy Corp.		27,500	845,625
Westar Energy, Inc.		39,000	760,890
			2,357,847
Electronic Equipment, Instruments & Components—1.7%
OSI Systems, Inc.	*	44,000	804,760
Park Electrochemical Corp.		27,500	677,875
Trimble Navigation Ltd.	*	29,500	705,345
TTM Technologies, Inc.	*	52,300	599,881
			2,787,861
Energy Equipment & Services—0.4%
Cal Dive International, Inc.	*	68,500	677,465
Food Products—2.3%
Cosan SA Industria e Comercio (Brazil)	*	76,300	846,294
Flowers Foods, Inc.	†	34,500	907,005
Genting Plantations Berhad (Malaysia)		330,500	572,151
Lance, Inc.		31,100	803,002
Viterra, Inc. (Canada)	*	69,500	693,280
			3,821,732
Health Care Equipment & Supplies—0.5%
Quidel Corp.	*†	54,500	884,535
Health Care Providers & Services—2.9%
Amsurg Corp.	*	41,200	874,676
Centene Corp.	*	42,500	804,950
LHC Group, Inc.	*†	25,000	748,250
Mednax, Inc.	*	14,000	768,880
Odyssey HealthCare, Inc.	*	66,700	833,750
Res-Care, Inc.	*	55,500	788,655
			4,819,161
Hotels, Restaurants & Leisure—0.1%
Thunderbird Resorts, Inc. (Panama)	*	115,700	145,782
Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		20,000	678,200
Insurance—0.5%
Platinum Underwriters Holdings Ltd. (Bermuda)		23,500	842,240
Internet & Catalog Retail—0.4%
Shutterfly, Inc.	*†	38,900	646,907

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Internet Software & Services—1.0%
Akamai Technologies, Inc.	*†	37,500	$738,000
Knot, Inc. (The)	*	88,100	962,052
			1,700,052
IT Services—1.6%
Integral Systems, Inc.	*	77,000	531,300
Mantech International Corp., Class A	*	15,900	749,844
MAXIMUS, Inc.		14,000	652,400
SRA International, Inc., Class A	*	34,800	751,332
			2,684,876
Machinery—1.5%
CIRCOR International, Inc.		18,543	524,025
Crane Co.		22,000	567,820
Force Protection, Inc.	*	105,400	575,484
Terex Corp.	*	43,500	901,755
			2,569,084
Marine—0.5%
Kirby Corp.	*†	21,000	773,220
Metals & Mining—3.0%
Allied Nevada Gold Corp.	*†	64,400	630,476
AMCOL International Corp.	†	24,500	560,805
Carpenter Technology Corp.		30,900	722,751
Jaguar Mining, Inc.	*†	77,000	686,840
New Gold, Inc. (Canada)	*	214,600	813,334
Silvercorp Metals, Inc. (Canada)		192,000	914,585
Universal Stainless & Alloy Products, Inc.	*	36,000	657,000
			4,985,791
Multiline Retail—0.5%
Retail Ventures, Inc.	*	143,685	757,220
Office Electronics—0.3%
Zebra Technologies Corp., Class A	*	21,500	557,495
Oil, Gas & Consumable Fuels—3.3%
BPZ Resources, Inc.	*†	138,800	1,043,776
Cimarex Energy Co.		11,500	498,180
Infinity Bio-Energy Ltd. (United Kingdom)	*‡δ	146,765	—
Oilsands Quest, Inc. (Canada)	*†	597,500	675,175
Rentech, Inc.	*†	513,100	831,222
Rosetta Resources, Inc.	*	58,000	852,020
Swift Energy Co.	*	29,500	698,560
W&T Offshore, Inc.	†	73,000	854,830
			5,453,763
Personal Products—0.4%
NBTY, Inc.	*	18,900	748,062
Pharmaceuticals—1.3%
Inspire Pharmaceuticals, Inc.	*	85,900	448,398
King Pharmaceuticals, Inc.	*†	73,500	791,595
Medicines Co. (The)	*†	85,800	944,658
			2,184,651
Professional Services—0.5%
CRA International, Inc.	*†	31,500	$859,635
Real Estate Investment Trusts (REITs)—2.5%
Anworth Mortgage Asset Corp. REIT		108,200	852,616
Capstead Mortgage Corp. REIT		61,400	854,074
Cogdell Spencer, Inc. REIT		140,200	672,960
CreXus Investment Corp. REIT	*	18,600	265,980
Hatteras Financial Corp. REIT	†	5,000	149,900
Investors Real Estate Trust REIT		67,200	607,488
MFA Financial, Inc. REIT		96,700	769,732
			4,172,750
Real Estate Management & Development—1.2%
Brasil Brokers Participacoes SA (Brazil)		254,800	865,825
General Shopping Brasil SA (Brazil)	*	85,000	332,016
Grubb & Ellis Co.	*†	486,500	822,185
			2,020,026
Semiconductors & Semiconductor Equipment—0.4%
DSP Group, Inc.	*	86,800	706,552
Software—0.9%
Ariba, Inc.	*†	56,600	656,560
JDA Software Group, Inc.	*	35,800	785,452
			1,442,012
Specialty Retail—1.5%
Cato Corp. (The), Class A		35,300	716,237
DSW, Inc., Class A	*†	55,900	892,723
OfficeMax, Inc.	*†	65,110	819,084
			2,428,044
Textiles, Apparel & Luxury Goods—0.3%
Gildan Activewear, Inc., Class A (Canada)	*	27,700	546,244
Thrifts & Mortgage Finance—0.7%
First Financial Holdings, Inc.		20,409	325,932
Flushing Financial Corp.		66,400	756,960
			1,082,892
Trading Companies & Distributors—2.3%
Applied Industrial Technologies, Inc.		38,000	804,080
H&E Equipment Services, Inc.	*	59,500	674,135
RSC Holdings, Inc.	*†	84,500	614,315
TAL International Group, Inc.	†	63,953	909,412
Textainer Group Holdings Ltd. (Bermuda)		48,200	771,682
			3,773,624
Water Utilities—0.5%
Companhia de Saneamento de Minas Gerais-Copasa MG (Brazil)		48,500	818,280

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.	*†	41,500	$811,325
TOTAL COMMON STOCKS
(Cost $66,649,574)			78,920,105

CONVERTIBLE PREFERRED STOCKS—0.4%
Leisure Equipment & Products—0.4%
Callaway Golf Co., Perpetual, Series B	ˆ
(Cost $566,930)		5,700	716,775

WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Oilsands Quest, Inc., Expires 05/12/2011, Strike $1.10	*
(Cost $—)		163,100	60,347

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—16.3%
Beverages—0.2%
Bottling Group LLC
6.950%	03/15/2014		$250,000	291,647
Biotechnology—0.4%
Amgen, Inc.
4.000%	11/18/2009		690,000	693,654
Capital Markets—1.0%
Bank of New York Mellon Corp. (The)
4.300%	05/15/2014		430,000	455,825
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014		301,000	327,677
3.625%	08/01/2012		200,000	205,457
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	300,000	308,191
Morgan Stanley
6.000%	05/13/2014		200,000	213,136
Morgan Stanley, Series F MTN
2.550%	05/14/2010	#	200,000	202,228
				1,712,514
Chemicals—0.6%
Dow Chemical Co. (The)
4.850%	08/15/2012		900,000	936,497
Commercial Banks—1.5%
BB&T Corp., Series A MTN
3.375%	09/25/2013		200,000	200,986
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	300,000	305,662
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ†	300,000	305,926
US Bancorp
4.200%	05/15/2014		500,000	523,043
US Bancorp MTN
0.871%	05/06/2010	#	400,000	401,186
Wells Fargo & Co.
5.300%	08/26/2011		430,000	454,252
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		$ 240,000	$ 239,068
				2,430,123
Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	421,758
Computers & Peripherals—0.5%
Hewlett-Packard Co.
4.250%	02/24/2012		150,000	158,574
2.250%	05/27/2011		300,000	305,726
International Business Machines Corp.
4.950%	03/22/2011		400,000	421,816
				886,116
Consumer Finance—0.6%
American Express Credit Corp.
5.125%	08/25/2014		300,000	310,659
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012	†	275,000	292,311
John Deere Capital Corp., Series D MTN
1.210%	01/18/2011	#	430,000	432,130
				1,035,100
Diversified Financial Services—1.1%
Bank of America Corp.
4.375%	12/01/2010		430,000	438,015
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		250,000	274,111
3.625%	05/08/2014		400,000	412,557
General Electric Capital Corp.
5.900%	05/13/2014		260,000	279,077
JPMorgan Chase & Co.
6.750%	02/01/2011		430,000	456,868
				1,860,628
Diversified Telecommunication Services—0.9%
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	419,206
Telstra Corp. Ltd. MTN (Australia)
6.375%	06/29/2011		EUR 420,000	656,878
Verizon Global Funding Corp.
7.250%	12/01/2010		400,000	425,833
				1,501,917
Electric Utilities—1.3%
Alabama Power Co., Series HH
5.100%	02/01/2011		265,000	277,134
American Electric Power Co., Inc., Series C
5.375%	03/15/2010		400,000	407,968
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	436,156
FPL Group Capital, Inc.
5.625%	09/01/2011		280,000	300,051
MidAmerican Energy Holdings Co.
3.150%	07/15/2012	ˆ	300,000	303,903
Pacific Gas & Electric Co.
1.252%	06/10/2010	#	400,000	402,316
				2,127,528
Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		350,000	379,618

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food Products—0.8%
Campbell Soup Co.
6.750%	02/15/2011		$485,000	$520,624
Kellogg Co., Series B
6.600%	04/01/2011		400,000	428,846
Unilever Capital Corp.
7.125%	11/01/2010		410,000	437,831
				1,387,301
Health Care Providers & Services—0.4%
Express Scripts, Inc.
5.250%	06/15/2012		350,000	371,773
UnitedHealth Group, Inc.
5.250%	03/15/2011		300,000	311,906
				683,679
Hotels, Restaurants & Leisure—0.3%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		400,000	435,489
Household Products—0.1%
Procter & Gamble Co. (The)
3.500%	02/15/2015		100,000	102,534
Industrial Conglomerates—0.3%
3M Co., Series E MTN
4.500%	11/01/2011		450,000	480,067
Insurance—0.9%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	331,281
Berkshire Hathaway Finance Corp.
4.200%	12/15/2010		400,000	413,622
4.000%	04/15/2012	†	150,000	157,352
Metropolitan Life Global Funding I
1.035%	06/25/2010	#ˆ	250,000	250,500
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	357,439
				1,510,194
Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	409,150
Machinery—0.2%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.954%	08/13/2010	#	300,000	298,605
Media—0.8%
Comcast Corp.
5.450%	11/15/2010		720,000	748,645
Time Warner, Inc.
0.684%	11/13/2009	#	300,000	300,084
Viacom, Inc.
4.375%	09/15/2014		200,000	204,456
				1,253,185
Multiline Retail—0.2%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	325,824
Oil, Gas & Consumable Fuels—1.1%
Chevron Corp.
3.450%	03/03/2012		$600,000	$625,003
ConocoPhillips
8.750%	05/25/2010		400,000	422,330
4.750%	02/01/2014		200,000	215,385
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		600,000	647,676
				1,910,394
Pharmaceuticals—1.2%
Abbott Laboratories
5.600%	05/15/2011		400,000	428,181
Eli Lilly & Co.
3.550%	03/06/2012		100,000	104,782
Merck & Co., Inc.
1.875%	06/30/2011		600,000	606,907
Novartis Capital Corp.
4.125%	02/10/2014		100,000	105,700
Wyeth
6.950%	03/15/2011		700,000	752,355
				1,997,925
Software—0.6%
Microsoft Corp.
2.950%	06/01/2014		500,000	507,285
Oracle Corp.
5.000%	01/15/2011		510,000	533,565
				1,040,850
Wireless Telecommunication Services—0.6%
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014	ˆ	100,000	108,172
3.750%	05/20/2011	ˆ	300,000	309,640
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010		500,000	512,548
				930,360
TOTAL CORPORATE OBLIGATIONS
(Cost $26,170,148)				27,042,657

U.S. GOVERNMENT AGENCY OBLIGATIONS—11.1%
Government Backed Corporate (FDIC) Obligations—1.5%
Bank of America NA
1.700%	12/23/2010		600,000	607,310
General Electric Capital Corp.
2.200%	06/08/2012		563,000	572,074
Wells Fargo & Co.
3.000%	12/09/2011	†	1,250,000	1,295,204
				2,474,588
U.S. Government Agency Obligations—9.6%
Federal Home Loan Bank
5.375%	08/19/2011	‡‡	3,000,000	3,243,150
2.250%	04/13/2012		1,500,000	1,533,822
1.625%	09/26/2012	†	1,500,000	1,497,285
Federal Home Loan Mortgage Corp.
2.875%	06/28/2010	†	210,000	213,922
Federal Home Loan Mortgage Corp. Discount Note
0.462%	06/01/2010		1,000,000	998,751

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
Federal National Mortgage Association
1.875%	04/20/2012		$1,000,000	$1,014,146
1.500%	09/16/2010		4,500,000	4,542,259
1.375%	04/28/2011	†	3,000,000	3,027,330
				16,070,665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,309,941)				18,545,253

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—6.0%
U.S. Government Agency Mortgage-Backed Securities—6.0%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	440,364	470,123
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		260,829	264,262
Federal National Mortgage Association REMICS
4.125%	12/25/2025		66,511	66,501
Government National Mortgage Association
6.500%	10/20/2037 - 07/20/2038	‡‡	1,965,612	2,090,565
6.500%	12/20/2038		1,435,718	1,526,547
6.000%	07/20/2038	‡‡	2,580,946	2,736,489
6.000%	02/15/2039		829,622	877,714
4.500%	04/20/2024 - 08/20/2035		1,891,764	1,980,622
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $9,776,871)				10,012,823

U.S. TREASURY OBLIGATIONS—9.6%
U.S. Treasury Bills—7.5%
U.S. Treasury Bill
0.396%	07/29/2010	†	2,500,000	2,494,253
0.386%	09/23/2010		5,000,000	4,981,405
0.200%	12/10/2009	†	5,000,000	4,999,465
				12,475,123
U.S. Treasury Notes—2.1%
U.S. Treasury Note
1.125%	06/30/2011	†	2,500,000	2,515,235
1.000%	07/31/2011	†	1,000,000	1,003,165

				3,518,400
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,972,535)				15,993,523

MUNICIPAL OBLIGATIONS—0.5%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007 A (Florida)
5.000%	03/01/2013		150,000	156,035
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	06/01/2012		$600,000	$623,226
TOTAL MUNICIPAL OBLIGATIONS
(Cost $761,122)				779,261

SOVEREIGN DEBT OBLIGATIONS—0.3%
Government Issued—0.3%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		400,000
(Cost $404,525)				414,340

ASSET BACKED SECURITIES—3.5%
Automobile—3.5%
Ally Auto Receivables Trust Series 2009-A, Class A2
1.320%	03/15/2012	ˆ	440,000	436,081
Bank of America Auto Trust Series 2009-2A, Class A2
1.160%	02/15/2012	ˆ	470,000	470,372
BMW Vehicle Lease Trust Series 2009-1, Class A1
0.792%	06/15/2010		118,074	118,154
BMW Vehicle Lease Trust Series 2009-1, Class A2
2.040%	04/15/2011		1,000,000	1,004,550
Ford Credit Auto Lease Trust Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	450,000	455,280
Ford Credit Auto Lease Trust Series 2009-A, Class A1
1.237%	06/15/2010	ˆ	217,107	217,497
Ford Credit Auto Owner Trust Series 2009-D, Class A2
1.210%	01/15/2012		330,000	330,818
Ford Credit Auto Owner Trust Series 2009-D, Class A1
0.357%	09/15/2010	ˆ	980,000	980,330
Honda Auto Receivables Owner Trust Series 2009-2, Class A2
2.220%	08/15/2011		500,000	505,005
Nissan Auto Lease Trust Series 2009-B, Class A2
1.220%	09/15/2011		410,000	410,483
Nissan Auto Lease Trust Series 2009-A, Class A2
2.010%	04/15/2011		510,000	514,033
Volkswagen Auto Lease Trust Series 2009-A, Class A2
2.870%	07/15/2011		370,000	374,932
TOTAL ASSET BACKED SECURITIES
(Cost $5,794,914)				5,817,535

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—1.4%
Mortgage Backed—1.4%
Harborview Mortgage Loan Trust Series 2005-14, Class 3A1A
5.312%	12/19/2035	#	1,234,375	952,561
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A
3.195%	03/25/2044	#	1,308,337	1,138,993

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
WaMu Mortgage Pass Through Certificates Series 2006-AR12, Class 1A1
6.038%	10/25/2036	#	$396,371	$315,383
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $2,860,300)				2,406,937

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—0.6%
Non-U.S. Government Agency Obligations—0.6%
Export Development Canada (Canada)
3.750%	07/15/2011		475,000	498,170
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		400,000	419,108
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $873,331)				917,278

		Shares	Value
CASH EQUIVALENTS—22.2%
Institutional Money Market Funds—22.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		5,628,405	5,628,405
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	19,913,076	19,913,076
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	3,000,000	3,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	3,900,000	3,900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	2,250,000	2,250,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	2,250,000	2,250,000
TOTAL CASH EQUIVALENTS
(Cost $36,941,481)			36,941,481
TOTAL INVESTMENTS—119.3%
(Cost $185,081,672)			198,568,315
Other assets less liabilities—(19.3%)			(32,168,234)
NET ASSETS—100.0%			$166,400,081

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
δ	Security has no market value at September 30, 2009.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 2.6% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—96.3%
Australia—2.8%
BHP Billiton Ltd.		51,100	$1,685,305
Coca-Cola Amatil Ltd.		108,271	936,599
Commonwealth Bank of Australia		17,500	794,963
Iluka Resources Ltd.	*	215,000	753,518
IOOF Holdings Ltd.		389,600	1,741,759
JB Hi-Fi Ltd.		164,200	2,868,722
Kagara Ltd.	*	865,200	739,897
Kingsgate Consolidated Ltd.		346,872	2,488,890
Minara Resources Ltd.	*†	956,800	811,648
National Australia Bank Ltd.		21,180	573,141
Newcrest Mining Ltd.		54,422	1,531,611
Origin Energy Ltd.		40,000	574,620
Qantas Airways Ltd.		582,809	1,464,025
Tatts Group Ltd.		269,500	604,431
Telstra Corp. Ltd.		972,965	2,802,094
Wesfarmers Ltd.		23,000	535,999
Woodside Petroleum Ltd.		90,378	4,146,127
Woolworths Ltd.		67,598	1,742,338
			26,795,687
Austria—0.2%
Andritz AG		16,000	801,456
Telekom Austria AG		25,500	461,026
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A		24,200	1,227,250
			2,489,732
Belgium—1.1%
Anheuser-Busch InBev NV		69,756	3,199,565
Belgacom SA		13,500	526,697
Colruyt SA	†	12,200	2,868,433
Delhaize Group SA		8,400	584,029
Groupe Bruxelles Lambert SA		7,100	657,950
Nationale A Portefeuille		13,700	747,261
Nyrstar	*	66,200	804,360
Sofina SA	†	7,400	705,491
Umicore		7,040	211,545
			10,305,331
Bermuda—0.5%
Catlin Group Ltd.		467,200	2,626,842
Seadrill Ltd.	*	119,200	2,495,500
			5,122,342
Brazil—1.0%
Petroleo Brasileiro SA ADR		182,679	7,181,112
Vale SA ADR		101,900	2,089,969
			9,271,081
Canada—5.2%
Barrick Gold Corp.		81,800	3,100,220
BCE, Inc.		25,400	626,074
Cameco Corp.		100,600	2,791,600
Canadian Natural Resources Ltd.		27,600	1,863,802
Canadian Pacific Railway Ltd.		141,673	6,623,213
Enbridge, Inc.		14,800	574,638
First Quantum Minerals Ltd.		10,400	679,961
George Weston Ltd.		57,600	2,998,762
Inmet Mining Corp.		18,800	1,052,863
Kinross Gold Corp.		59,600	1,298,714
Laurentian Bank of Canada		19,200	688,090
Loblaw Cos. Ltd.		19,500	$575,538
Lundin Mining Corp.	*	726,800	2,450,612
Methanex Corp.		23,500	409,354
Metro, Inc., Class A		60,600	1,980,474
Onex Corp.		21,800	534,285
Potash Corp of Saskatchewan, Inc.		28,000	2,539,915
Quadra Mining Ltd.	*	84,300	1,145,626
Research In Motion Ltd.	*	90,000	6,084,341
Royal Bank of Canada		88,900	4,778,588
Shaw Communications, Inc., Class B		15,600	282,378
Shoppers Drug Mart Corp.		13,200	541,734
Suncor Energy, Inc.		127,000	4,436,370
Teck Resources Ltd., Class B	*	30,500	840,377
Uni-Select, Inc.		39,800	985,103
			49,882,632
China—1.8%
Anhui Conch Cement Co. Ltd., Class H		64,000	424,405
Bank of China Ltd., Class H		4,241,000	2,224,812
China Construction Bank Corp., Class H		4,720,317	3,754,750
China Life Insurance Co. Ltd., Class H		1,147,500	5,006,138
China Merchants Bank Co. Ltd., Class H		217,100	481,867
China Shenhua Energy Co. Ltd., Class H		234,500	1,016,419
Industrial & Commercial Bank of China, Class H		5,296,000	3,971,896
Suntech Power Holdings Co. Ltd. ADR	*	15,000	228,000
			17,108,287
Denmark—0.8%
Danske Bank A/S	*	89,437	2,363,573
Novo Nordisk A/S, Class B		83,000	5,220,203
			7,583,776
Finland—0.3%
Huhtamaki Oyj		101,431	1,294,682
Rautaruukki Oyj		15,500	372,987
Stora Enso Oyj, Class R	*	101,628	709,581
UPM-Kymmene Oyj		75,784	911,421
			3,288,671
France—10.8%
Accor SA		99,856	5,573,444
Air Liquide SA		12,924	1,472,647
AXA SA		11,660	316,510
BNP Paribas		162,126	13,010,956
Bouygues SA		107,954	5,516,086
Cie de Saint-Gobain		30,390	1,588,020
Cie Generale d’Optique Essilor International SA		56,000	3,197,723
Compagnie Generale des Etablissements Michelin, Class B		6,244	491,686
Credit Agricole SA		60,840	1,277,324
Danone SA		75,779	4,583,877
Eutelsat Communications	†	25,900	789,523
Faiveley SA	†	7,900	679,834
France Telecom SA		96,204	2,565,464
GDF Suez		45,701	2,034,727
Gemalto NV	*	19,900	930,770
Lafarge SA		29,000	2,600,379

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
L’Oreal SA		85,400	$8,505,555
LVMH Moet Hennessy Louis Vuitton SA		39,103	3,943,911
Natixis	*	335,118	2,030,593
Pernod-Ricard SA		145,253	11,577,819
Peugeot SA	*	25,100	768,996
PPR		5,600	720,478
Renault SA	*	627	29,457
Sanofi-Aventis SA		13,100	966,065
Societe BIC SA		9,300	662,331
Societe Generale		60,094	4,860,813
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT		6,800	879,172
Technip SA		73,300	4,697,271
Total SA		18,940	1,125,787
Unibail-Rodamco SE (Paris Exchange) REIT		12,347	2,571,308
Vallourec SA		8,183	1,392,821
Veolia Environnement		126,721	4,872,845
Vinci SA		80,642	4,579,638
Vivendi SA		120,724	3,751,881
			104,565,711
Germany—8.8%
Adidas AG	†	63,500	3,355,566
Allianz SE (Registered)		47,046	5,869,180
Bayer AG		155,751	10,780,718
Bayerische Motoren Werke AG		11,300	543,974
Daimler AG (Registered)		166,830	8,369,521
Deutsche Bank AG (Registered)	†	119,832	9,153,728
Deutsche Boerse AG		5,878	479,510
Deutsche Post AG (Registered)		201,384	3,751,794
E.ON AG		15,900	672,970
Fraport AG Frankfurt Airport Services Worldwide		17,583	931,905
Fresenius Medical Care AG & Co. KGaA	†	30,624	1,523,193
Hannover Rueckversicherung AG (Registered)	*†	99,100	4,541,677
HeidelbergCement AG		22,300	1,441,361
Infineon Technologies AG	*†	136,500	767,191
K+S AG		6,400	348,486
Linde AG		80,457	8,712,979
Metro AG		6,300	355,777
Muenchener Rueckversicherungs AG (Registered)		74,362	11,852,002
SAP AG		120,400	5,838,238
Siemens AG (Registered)		55,500	5,110,460
			84,400,230
Greece—0.3%
Hellenic Petroleum SA		166,700	1,895,516
Public Power Corp. SA	*	30,800	687,159
			2,582,675
Hong Kong—4.6%
Bank of East Asia Ltd.		805,376	2,895,762
BOC Hong Kong Holdings Ltd.		398,500	870,276
China Merchants Holdings International Co. Ltd.		647,800	2,136,009
China Mobile Ltd.		244,000	2,389,795
China Overseas Land & Investment Ltd.		339,000	729,649
CLP Holdings Ltd.		480,000	$3,254,516
CNOOC Ltd.		2,750,000	3,707,512
Esprit Holdings Ltd.		315,100	2,111,351
Genting Singapore plc	*	1,546,300	1,225,253
Hang Lung Properties Ltd.		123,000	450,328
Hong Kong & China Gas Co. Ltd.		1,837,000	4,629,767
Hong Kong Exchanges and Clearing Ltd.		108,000	1,948,481
Hutchison Whampoa Ltd.		348,000	2,502,692
Jardine Matheson Holdings Ltd.		26,400	801,345
Kerry Properties Ltd.		146,500	779,849
Li & Fung Ltd.		636,400	2,549,751
New World Development Ltd.		240,000	514,097
NWS Holdings Ltd.		805,196	1,553,408
Sun Hung Kai Properties Ltd.		60,000	881,306
Wharf Holdings Ltd.		274,000	1,448,740
Wheelock & Co. Ltd.		2,087,000	6,819,746
			44,199,633
India—0.4%
ICICI Bank Ltd. ADR		110,678	4,267,744
Ireland—1.4%
Accenture plc, Class A		7,835	292,010
Covidien plc		81,534	3,527,161
CRH plc (Dublin Exchange)		175,044	4,860,360
Experian plc		115,144	972,309
Governor & Co. of the Bank of Ireland (The)	*	161,409	805,218
Julius Baer Holding AG (Registered)		14,500	727,251
Shire plc ADR		7,000	366,030
Shire plc		99,000	1,718,621
			13,268,960
Italy—1.7%
Assicurazioni Generali SpA		104,696	2,874,442
Banca Monte dei Paschi di Siena SpA		774,611	1,661,793
Enel SpA		474,700	3,019,377
ENI SpA		21,000	524,765
Intesa Sanpaolo SpA	*	1,066,571	4,732,262
Saipem SpA		55,800	1,685,308
Snam Rete Gas SpA		126,000	613,562
Terna Rete Elettrica Nazionale SpA		170,500	665,526
UniCredit SpA	*	180,470	708,321
			16,485,356
Japan—17.7%
Advantest Corp.		21,100	582,453
Aeon Mall Co. Ltd.	†	116,500	2,414,323
Benesse Holdings, Inc.		10,500	513,939
Canon, Inc.		102,350	4,100,800
Chugai Pharmaceutical Co. Ltd.	†	119,000	2,457,001
Daihatsu Motor Co. Ltd.	†	63,000	641,829
Daikin Industries Ltd.	†	68,000	2,436,085
Daito Trust Construction Co. Ltd.		71,000	3,095,313
Denso Corp.		209,902	6,155,821
East Japan Railway Co.		8,900	641,682
Electric Power Development Co. Ltd.		12,100	383,077
Fanuc Ltd.		49,800	4,447,687
FCC Co. Ltd.		42,600	740,686

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fujitsu Frontech Ltd.		112,300	$1,112,646
Fujitsu Ltd.	†	608,000	3,965,665
Heiwa Corp.		94,000	1,035,372
Hirose Electric Co. Ltd.	†	28,700	3,228,426
Hitachi Capital Corp.		76,000	928,598
Honda Motor Co. Ltd.		77,900	2,365,804
HOYA Corp.		100,000	2,356,016
Imasen Electric Industrial		66,000	732,732
INPEX Corp.		343	2,909,926
ITOCHU Corp.		832,000	5,485,997
Japan Tobacco, Inc.		516	1,764,165
JGC Corp.		57,000	1,159,697
Kawasaki Kisen Kaisha Ltd.	*	125,000	461,591
KDDI Corp.		77	433,204
Keihin Corp.		60,300	996,478
Keiyo Co. Ltd.	†	92,000	464,167
Keyence Corp.		28,880	6,152,952
Kurita Water Industries Ltd.		35,500	1,270,843
Kyoei Steel Ltd.	†	21,900	523,646
Lawson, Inc.		12,500	580,277
Marubeni Corp.		705,000	3,540,873
MID Reit, Inc. REIT		788	1,764,250
Miraca Holdings, Inc.		149,700	4,883,195
Mitsubishi Corp.		261,500	5,259,373
Mitsubishi Estate Co. Ltd.		139,000	2,174,490
Mitsubishi UFJ Financial Group, Inc.		143,000	764,213
Mitsui & Co. Ltd.		595,200	7,743,371
Mitsui Fudosan Co. Ltd.		42,800	720,685
Mitsui OSK Lines Ltd.		230,000	1,356,320
Mitsui Sumitomo Insurance Group Holdings, Inc.		19,400	531,441
Mizuho Financial Group, Inc.		807,400	1,590,190
Murata Manufacturing Co. Ltd.		49,200	2,323,001
Nintendo Co. Ltd.		22,700	5,788,736
Nippon Mining Holdings, Inc.		122,000	597,853
Nippon Oil Corp.		72,000	402,883
Nippon Residential Investment Corp. REIT		584	1,498,697
Nippon Sheet Glass Co. Ltd.		116,000	385,919
Nippon Soda Co. Ltd.		140,000	588,918
Nippon Telegraph & Telephone Corp.		8,065	372,214
Nissan Motor Co. Ltd.	*	110,000	741,273
Nitto Denko Corp.		22,000	672,230
Nomura Holdings, Inc.	†	105,200	644,862
NTT DoCoMo, Inc.		1,367	2,177,327
Okabe Co. Ltd.		148,400	561,078
Okinawa Electric Power Co., Inc. (The)		17,800	1,062,244
Oracle Corp. Japan		10,800	480,604
Panasonic Corp.		35,000	512,192
SBI Holdings, Inc.	†	2,790	549,595
Seven & I Holdings Co. Ltd.		22,400	534,625
Shimamura Co. Ltd.		27,000	2,646,800
Shin-Etsu Chemical Co. Ltd.		56,000	3,435,501
Shinsei Bank Ltd.	*	285,000	435,128
Shiseido Co. Ltd.		28,000	487,561
SMC Corp.	†	29,000	3,552,627
Softbank Corp.		377,100	8,265,518
Sumitomo Chemical Co. Ltd.		167,000	693,403
Sumitomo Corp.		605,100	6,208,152
Sumitomo Metal Mining Co. Ltd.		101,000	1,649,741
Sumitomo Mitsui Financial Group, Inc.		91,600	3,175,067
Suzuki Motor Corp.	†	262,585	$6,107,195
Terumo Corp.		18,200	998,171
THK Co. Ltd.		35,900	701,530
TOA Corp.		77,000	526,813
Toagosei Co. Ltd.		227,000	769,318
Tokio Marine Holdings, Inc.		136,500	3,932,959
Tokyo Electron Ltd.		24,800	1,577,010
Topy Industries Ltd.		170,000	374,229
Toyota Motor Corp.		74,400	2,958,926
Trend Micro, Inc.		107,500	3,988,628
Unipres Corp.		100,900	1,429,624
			170,675,451
Korea, Republic of—0.6%
Hyundai Mobis		7,800	1,093,726
LG Chem Ltd. GDR	ˆ	10,450	971,164
LG Electronics, Inc. GDR	ˆ	8,000	426,055
Samsung Electronics Co. Ltd., Reg S GDR	ˆ	8,435	2,880,382
Shinhan Financial Group Co. Ltd. ADR	*	7,850	629,335
			6,000,662
Luxembourg—0.1%
SES SA, Class A FDR		20,400	463,208
SES SA (Luxembourg Exchange), Class A FDR		18,400	417,129
			880,337
Macau—0.0%
Wynn Macau Ltd.	*	4,900	6,373
Mexico—1.0%
America Movil SAB de CV, Series L ADR		82,800	3,629,124
Grupo Televisa SA ADR		132,531	2,463,751
Telefonos de Mexico SAB de CV, Series L ADR		123,500	2,153,840
Telmex Internacional SAB de CV ADR		76,700	1,069,965
Wal-Mart de Mexico SAB de CV		120,700	418,520
			9,735,200
Netherlands—4.2%
Akzo Nobel NV		37,633	2,338,963
ASML Holding NV		348,377	10,281,084
Heineken Holding NV		50,275	2,065,124
Heineken NV		59,268	2,747,939
ING Groep NV CVA	*	219,407	3,940,083
Koninklijke Ahold NV		150,500	1,816,551
Koninklijke KPN NV		505,400	8,395,653
Royal Dutch Shell plc, Class A		149,258	4,274,576
Royal Dutch Shell plc, Class B		32,839	912,233
Unilever NV CVA		85,300	2,468,199
Wolters Kluwer NV		41,300	884,784
			40,125,189
Norway—0.2%
Tandberg ASA		80,900	1,942,934
Papua New Guinea—0.1%
Oil Search Ltd.		120,000	680,774
Portugal—0.1%
Jeronimo Martins SGPS SA		71,000	621,772

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Russia—0.8%
Gazprom OAO ADR		315,117	$7,448,959
Singapore—1.5%
DBS Group Holdings Ltd.		462,000	4,336,480
Jardine Cycle & Carriage Ltd.		42,000	720,569
Oversea-Chinese Banking Corp. Ltd.		447,900	2,484,234
Singapore Exchange Ltd.		112,000	665,828
Singapore Telecommunications Ltd.		201,392	462,784
Wilmar International Ltd.		1,276,100	5,684,489
Yanlord Land Group Ltd.		317,000	509,579
			14,863,963
South Africa—0.1%
Harmony Gold Mining Co. Ltd.		4,800	52,024
Sasol Ltd.		30,300	1,147,944
			1,199,968
Spain—3.2%
Banco Bilbao Vizcaya Argentaria SA		294,125	5,239,674
Banco Santander SA		55,512	896,763
Construcciones y Auxiliar de Ferrocarriles SA		2,600	1,327,656
Corporacion Financiera Alba, SA		12,000	685,460
Inditex SA	†	126,295	7,262,419
Mapfre SA	†	1,095,900	4,915,406
Telefonica SA		363,102	10,045,942
Viscofan SA		27,100	660,724
			31,034,044
Sweden—2.0%
AarhusKarlshamn AB		29,600	569,737
Assa Abloy AB, Class B		37,600	611,286
Atlas Copco AB, Class A		149,304	1,924,813
Betsson AB	*	24,500	384,681
Electrolux AB, Series B	*	197,800	4,527,785
Hennes & Mauritz AB, Class B	†	73,815	4,149,023
Investor AB, Class B		39,300	719,497
Sandvik AB		98,372	1,085,951
Skandinaviska Enskilda Banken AB, Class A	*	226,378	1,533,386
Skanska AB, Class B	†	47,100	691,885
SKF AB, Class B		97,247	1,529,533
Svenska Cellulosa AB, Class B		81,000	1,100,355
Svenska Handelsbanken AB, Class A		27,000	691,184
			19,519,116
Switzerland—8.5%
ABB Ltd. (Registered)	*	51,081	1,027,155
Actelion Ltd. (Registered)	*†	87,500	5,439,678
Alcon, Inc.		13,000	1,802,710
Compagnie Financiere Richemont SA (A Bearer Shares)		17,600	498,239
Credit Suisse Group AG (Registered)		179,667	9,996,287
Givaudan SA (Registered)		1,026	769,842
Holcim Ltd. (Registered)	*	138,991	9,556,968
Nestle SA (Registered)		277,572	11,849,732
Nobel Biocare Holding AG (Registered)	†	72,000	$2,384,110
Novartis AG (Registered)		149,979	7,533,562
Roche Holding AG (Genusschein)		107,049	17,308,613
Roche Holding AG (Registered)		7,972	1,334,976
SGS SA (Registered)		2,500	3,369,676
Swiss Reinsurance Co. Ltd. (Registered)		29,035	1,316,517
Swisscom AG (Registered)		7,388	2,645,937
Syngenta AG (Registered)		5,700	1,309,891
UBS AG (Registered)	*	101,217	1,855,805
Valora Holding AG		3,200	761,438
Xstrata plc	*	56,100	827,339
			81,588,475
Taiwan—0.7%
Acer, Inc. GDR		6,050	77,158
Acer, Inc. (London Exchange) GDR		87,420	1,114,911
Delta Electronics, Inc. GDR		93,403	1,332,861
HTC Corp., Reg S GDR		10,815	476,509
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		357,302	3,916,030
			6,917,469
United Kingdom—13.0%
Antofagasta plc		96,600	1,175,030
ARM Holdings plc		354,600	816,734
AstraZeneca plc (London Exchange)		104,100	4,668,546
Autonomy Corp. plc	*	27,400	715,417
Aviva plc		117,000	841,104
BAE Systems plc		359,983	2,013,857
Barclays plc	*	470,200	2,786,558
BG Group plc		477,700	8,325,821
BHP Billiton plc		120,600	3,302,793
BP plc		475,400	4,211,424
British Airways plc	*	282,300	998,540
British American Tobacco plc		56,500	1,774,845
Cadbury plc		180,380	2,315,382
Cairn Energy plc	*	36,000	1,609,037
Centrica plc		753,500	3,034,838
Debenhams plc		2,999,400	3,652,319
Eurasian Natural Resources Corp. plc		64,000	899,552
Game Group plc		291,500	745,898
GlaxoSmithKline plc		73,200	1,443,276
Hampson Industries plc		192,232	223,782
HSBC Holdings plc (Hong Kong Exchange)		148,000	1,694,514
HSBC Holdings plc (London Exchange)		1,144,000	13,099,359
Imperial Tobacco Group plc		270,171	7,826,898
Kazakhmys plc		258,400	4,428,267
Kingfisher plc		823,270	2,807,753
Lavendon Group plc		77,001	224,384
Legal & General Group plc		2,518,200	3,551,531
Micro Focus International plc		183,700	1,046,231
National Grid plc		382,962	3,706,212
Old Mutual plc		344,600	552,281
Petrofac Ltd.		65,300	1,033,430
Prudential plc		48,900	471,290
Reckitt Benckiser Group plc		64,000	3,133,283
Reed Elsevier plc		130,400	980,026
Rio Tinto plc		18,500	786,383
SABMiller plc		155,100	3,747,675

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Serco Group plc		84,900	$686,631
Smith & Nephew plc		677,817	6,087,153
Standard Chartered plc (Hong Kong Exchange)		8,750	214,103
Standard Chartered plc (London Exchange)		76,966	1,901,163
Tesco plc		1,701,544	10,892,692
Tullett Prebon plc		121,000	756,732
Vedanta Resources plc		23,400	712,179
Vodafone Group plc		1,982,501	4,453,575
Wm Morrison Supermarkets plc		984,080	4,374,464
Wolseley plc	*	18,816	454,994
			125,177,956
United States—0.8%
Activision Blizzard, Inc.	*	118,689	1,470,557
Philip Morris International, Inc.		69,656	3,395,034
Schlumberger Ltd.		23,479	1,399,348
Synthes, Inc.		9,016	1,087,194
			7,352,133
TOTAL COMMON STOCKS
(Cost $849,414,676)			927,388,623

PREFERRED STOCKS—0.5%
Germany—0.5%
Biotest AG	†	10,412	627,014
Fresenius SE		75,900	4,432,372
TOTAL PREFERRED STOCKS
(Cost $4,357,726)			5,059,386

Coupon Rate	Maturity Date	Face	Value

CONVERTIBLE DEBT OBLIGATIONS—0.0%
Bermuda—0.0%
Seadrill Ltd.
3.625%	11/08/2012
(Cost $47,900)		$100,000	92,580

		Shares	Value
RIGHTS—0.1%
France—0.1%
BNP Paribas, Expires 10/13/2009, Strike EUR 40.00	*
(Cost $—)		162,126	351,126

CASH EQUIVALENTS—5.2%
Institutional Money Market Funds—5.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		20,295,556	$20,295,556
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	1,450,029	1,450,029
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	8,000,000	8,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	10,000,000	10,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	5,000,000	5,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	5,000,000	5,000,000
TOTAL CASH EQUIVALENTS
(Cost $49,745,585)			49,745,585
TOTAL INVESTMENTS—102.1%
(Cost $903,565,887)			982,637,300
Other assets less liabilities—(2.1%)			(19,835,580)
NET ASSETS—100.0%			$962,801,720

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
EUR	European Monetary Unit
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 0.4% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint
International Fund

Percentage of Portfolio by Industry:
COMMON STOCKS
Commercial Banks	10.2%
Oil, Gas & Consumable Fuels	6.5%
Pharmaceuticals	5.6%
Insurance	5.1%
Metals & Mining	3.8%
Diversified Telecommunication Services	3.3%
Food & Staples Retailing	3.3%
Trading Companies & Distributors	3.0%
Food Products	2.9%
Capital Markets	2.6%
Chemicals	2.6%
Beverages	2.5%
Health Care Equipment & Supplies	2.5%
Specialty Retail	2.5%
Automobiles	2.3%
Wireless Telecommunication Services	2.2%
Semiconductors & Semiconductor Equipment	2.2%
Real Estate Management & Development	2.1%
Construction Materials	2.0%
Software	2.0%
Machinery	2.0%
Electronic Equipment, Instruments & Components	1.6%
Tobacco	1.5%
Multi-Utilities	1.4%
Construction & Engineering	1.2%
Auto Components	1.2%
Energy Equipment & Services	1.2%
Diversified Financial Services	1.2%
Electric Utilities	1.1%
Media	1.1%
Industrial Conglomerates	1.0%
Personal Products	0.9%
Communications Equipment	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Hotels, Restaurants & Leisure	0.8%
Computers & Peripherals	0.8%
Road & Rail	0.8%
Real Estate Investment Trusts (REITs)	0.7%
Household Durables	0.6%
Biotechnology	0.6%
Gas Utilities	0.6%
Building Products	0.5%
Multiline Retail	0.5%
Professional Services	0.5%
Distributors	0.5%
Office Electronics	0.4%
Air Freight & Logistics	0.4%
Household Products	0.3%
Transportation Infrastructure	0.3%
Paper & Forest Products	0.3%
Airlines	0.3%
Aerospace & Defense	0.2%
Marine	0.2%
Health Care Providers & Services	0.2%
Commercial Services & Supplies	0.1%
Containers & Packaging	0.1%
Electrical Equipment	0.1%
Leisure Equipment & Products	0.1%
Consumer Finance	0.1%
Diversified Consumer Services	0.1%
Independent Power Producers & Energy Traders	0.0%
IT Services	0.0%
96.3%
PREFERRED STOCKS
Health Care Equipment & Supplies	0.4%
Biotechnology	0.1%
0.5%

CONVERTIBLE DEBT OBLIGATIONS
Energy Equipment & Services	0.0%

RIGHTS
Commercial Banks	0.1%

TOTAL COMMON STOCKS/PREFERRED STOCKS/CONVERTIBLE DEBT OBLIGATIONS/RIGHTS	96.9%

CASH EQUIVALENTS
Institutional Money Market Funds	5.2%

TOTAL INVESTMENTS	102.1%
Other assets less liabilities	(2.1)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—29.5%
Aerospace & Defense—0.3%
Bombardier, Inc. (Canada)
6.750%	05/01/2012	ˆ	$300,000	$303,000
General Dynamics Corp.
4.500%	08/15/2010	§	900,000	928,766
				1,231,766
Airlines—0.1%
Continental Airlines, Inc., Series 2001-1, Class A-2
6.503%	06/15/2011		420,000	401,100
Auto Components—0.1%
Goodyear Tire & Rubber Co. (The)
5.010%	12/01/2009	#	625,000	625,000
Beverages—0.5%
Coca-Cola Enterprises, Inc.
1.071%	05/06/2011	#§	2,100,000	2,115,252
Capital Markets—2.4%
Bank of New York Mellon Corp. (The)
4.300%	05/15/2014		740,000	784,443
Bank of New York Mellon Corp. (The), Series G MTN
0.389%	03/23/2012	#§	1,530,000	1,506,721
Goldman Sachs Group, Inc. (The)
0.583%	06/28/2010	#§	2,000,000	2,003,428
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014		600,000	653,177
3.625%	08/01/2012		400,000	410,914
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ§	1,050,000	1,078,668
Macquarie Group Ltd. (Australia)
7.300%	08/01/2014	ˆ	300,000	320,672
Morgan Stanley
6.000%	05/13/2014		400,000	426,271
Morgan Stanley, Series F MTN
2.550%	05/14/2010	#§	1,700,000	1,718,942
Nationwide Building Society (United Kingdom)
0.620%	05/17/2012	#ˆ	1,200,000	1,197,392
				10,100,628
Chemicals—1.1%
Dow Chemical Co. (The)
4.850%	08/15/2012		1,700,000	1,768,938
2.718%	08/08/2011	#§	1,700,000	1,727,974
E.I. du Pont de Nemours & Co.
4.125%	04/30/2010	§	1,000,000	1,022,026
				4,518,938
Commercial Banks—1.6%
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	401,971
BNP Paribas MTN (France)
1.299%	06/11/2012	#§	1,400,000	1,416,723
US Bancorp
4.200%	05/15/2014		800,000	836,870
US Bancorp, Series P MTN
0.879%	02/04/2010	#§	1,500,000	1,502,598
US Bancorp, Series R MTN
2.125%	02/15/2013		550,000	547,936
Wachovia Bank NA, Bank Note
1.350%	05/14/2010	#§	1,500,000	1,508,257
Wells Fargo & Co., Series E MTN
3.980%	10/29/2010		$255,000	$259,880
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		420,000	418,370
				6,892,605
Communications Equipment—0.2%
Cisco Systems, Inc.
5.250%	02/22/2011	§	750,000	790,797
Computers & Peripherals—0.7%
Hewlett-Packard Co.
4.250%	02/24/2012		729,000	770,672
2.250%	05/27/2011	§	2,250,000	2,292,941
				3,063,613
Consumer Finance—1.1%
American Honda Finance Corp.
2.633%	06/29/2011	#ˆ	700,000	698,571
Ford Motor Credit Co. LLC
7.375%	10/28/2009		1,000,000	1,000,055
John Deere Capital Corp. MTN
1.052%	06/10/2011	#	650,000	654,353
0.931%	08/19/2010	#§	700,000	702,431
0.837%	02/26/2010	#§	1,300,000	1,302,354
LeasePlan Corp. NV (Netherlands)
3.000%	05/07/2012	ˆ	300,000	307,071
				4,664,835
Containers & Packaging—0.2%
Ball Corp.
6.875%	12/15/2012	§	445,000	450,563
Bemis Co., Inc.
5.650%	08/01/2014		290,000	308,227
				758,790
Diversified Consumer Services—0.1%
Stanford University
3.625%	05/01/2014		500,000	518,124
Diversified Financial Services—3.3%
Bank of America Corp.
6.500%	08/01/2016		600,000	631,559
BP Capital Markets plc (United Kingdom)
4.875%	03/15/2010	§	900,000	920,669
3.625%	05/08/2014		1,700,000	1,753,368
3.125%	03/10/2012		500,000	516,840
0.503%	03/17/2010	#§	1,200,000	1,201,570
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,095,510
Deutsche Bank AG (Germany)
3.875%	08/18/2014		700,000	709,418
Dexia Credit Local (France)
0.939%	09/23/2011	#ˆ	1,200,000	1,212,205
General Electric Capital Corp.
5.900%	05/13/2014		430,000	461,551
General Electric Capital Corp., Series A MTN
0.580%	01/20/2010	#§	3,500,000	3,500,056
JPMorgan Chase & Co., Series F MTN
1.050%	06/13/2011	#§	500,000	503,366
0.781%	11/19/2009	#	1,500,000	1,501,192
				14,007,304
Diversified Telecommunication Services—1.5%
AT&T, Inc.
4.850%	02/15/2014		600,000	638,845

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Bellsouth Capital Funding Corp.
7.750%	02/15/2010		$1,640,000	$1,683,299
Deutsche Telekom International Finance BV (Netherlands)
8.500%	06/15/2010	§	2,900,000	3,040,285
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	ˆ	650,000	711,146
Qwest Capital Funding, Inc.
7.250%	02/15/2011		325,000	326,625
				6,400,200
Electric Utilities—2.7%
Columbus Southern Power Co., Series C
5.500%	03/01/2013		750,000	791,690
Consolidated Edison Co. of New York, Inc., Series 1999 B
7.150%	12/01/2009		2,000,000	2,020,818
Dominion Resources, Inc., Series D
5.125%	12/15/2009		1,500,000	1,511,536
Duke Energy Carolinas LLC
6.250%	01/15/2012		625,000	681,493
Duke Energy Carolinas LLC, Series D
7.375%	03/01/2010		1,850,000	1,898,180
Mirant Americas Generation LLC
8.300%	05/01/2011		320,000	327,200
Pacific Gas & Electric Co.
1.252%	06/10/2010	#§	2,565,000	2,579,851
Southern Co., Series 2008-A
1.125%	08/20/2010	#§	1,650,000	1,660,067
				11,470,835
Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		700,000	759,237
Food Products—0.3%
General Mills, Inc.
6.000%	02/15/2012		500,000	543,551
Kraft Foods, Inc.
4.125%	11/12/2009	§	940,000	943,531
				1,487,082
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp.
6.000%	06/15/2011	§	525,000	542,063
Health Care Providers & Services—0.6%
Express Scripts, Inc.
5.250%	06/15/2012		600,000	637,325
UnitedHealth Group, Inc.
0.472%	06/21/2010	#§	2,000,000	1,992,340
				2,629,665
Hotels, Restaurants & Leisure—0.3%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		750,000	816,542
Mohegan Tribal Gaming Authority
8.000%	04/01/2012		500,000	426,250
				1,242,792
Household Durables—0.8%
Clorox Co.
6.125%	02/01/2011	§	$1,000,000	$1,053,019
Kimberly-Clark Corp.
0.587%	07/30/2010	#§	2,200,000	2,203,544
				3,256,563
Household Products—0.6%
Procter & Gamble International Funding SCA (Luxembourg)
1.350%	08/26/2011	§	2,420,000	2,429,513
Independent Power Producers & Energy Traders—0.2%
Orion Power Holdings, Inc.
12.000%	05/01/2010		650,000	676,000
Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	803,760
Insurance—1.4%
Allstate Corp. (The)
7.200%	12/01/2009		2,000,000	2,015,088
6.200%	05/16/2014		510,000	563,178
Berkshire Hathaway Finance Corp.
4.125%	01/15/2010	§	1,000,000	1,012,347
4.000%	04/15/2012	ˆ	750,000	786,759
Metropolitan Life Global Funding I
1.035%	06/25/2010	#ˆ	650,000	651,301
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		710,000	714,878
				5,743,551
Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	716,013
Machinery—0.4%
Honeywell International, Inc.
7.500%	03/01/2010	§	850,000	876,197
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.954%	08/13/2010	#§	805,000	801,258
				1,677,455
Media—1.5%
COX Communications, Inc.
5.450%	12/15/2014		500,000	537,722
4.625%	01/15/2010	§	900,000	908,270
CSC Holdings, Inc., Series B
7.625%	04/01/2011		300,000	312,750
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014	ˆ	365,000	365,913
DISH DBS Corp.
6.375%	10/01/2011		325,000	332,313
Time Warner, Inc.
0.684%	11/13/2009	#	3,100,000	3,100,440
Viacom, Inc.
4.375%	09/15/2014		500,000	511,141
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		375,000	412,000
				6,480,549
Metals & Mining—0.1%
Steel Dynamics, Inc.
7.375%	11/01/2012		325,000	329,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Multi-National—0.9%
International Bank for Reconstruction & Development (Supranational)
1.650%	05/18/2011	§	$3,760,000	$3,787,757
Oil, Gas & Consumable Fuels—1.7%
Chevron Corp.
3.950%	03/03/2014		1,000,000	1,053,979
ConocoPhillips
8.750%	05/25/2010	§	1,800,000	1,900,485
4.750%	02/01/2014		750,000	807,695
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011		550,000	593,299
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		900,000	983,512
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	ˆ	1,400,000	1,389,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
4.500%	09/30/2012	ˆ	650,000	676,473
				7,404,943
Paper & Forest Products—0.1%
Georgia-Pacific LLC
8.125%	05/15/2011		300,000	312,750
Pharmaceuticals—1.2%
GlaxoSmithKline Capital, Inc.
1.079%	05/13/2010	#§	1,500,000	1,506,196
Novartis Capital Corp.
4.125%	02/10/2014		600,000	634,200
Pfizer, Inc.
4.450%	03/15/2012		750,000	797,129
2.249%	03/15/2011	#§	1,750,000	1,799,961
Wyeth
6.950%	03/15/2011		500,000	537,396
				5,274,882
Road & Rail—0.1%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011	§	500,000	548,448
Software—0.7%
Microsoft Corp.
2.950%	06/01/2014		900,000	913,113
Oracle Corp.
0.510%	05/14/2010	#§	2,200,000	2,194,881
				3,107,994
Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012	§	550,000	570,625
Wireless Telecommunication Services—1.9%
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014	ˆ	500,000	540,862
3.750%	05/20/2011	ˆ	600,000	619,280
3.025%	05/20/2011	#ˆ	500,000	517,510
Millicom International Cellular SA (Luxembourg)
10.000%	12/01/2013		1,500,000	1,563,750
New Cingular Wireless Services, Inc.
8.125%	05/01/2012	§	455,000	519,466
Sprint Capital Corp.
8.375%	03/15/2012	§	905,000	938,938
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010	§	$2,000,000	$2,050,190
4.150%	06/10/2014		1,090,000	1,120,536
				7,870,532
TOTAL CORPORATE OBLIGATIONS
(Cost $123,543,762)				125,211,836

U.S. GOVERNMENT AGENCY OBLIGATIONS—22.9%
Government Backed Corporate (FDIC) Obligations—2.1%
Bank of America NA
1.700%	12/23/2010		2,400,000	2,429,242
Citigroup Funding, Inc.
0.591%	07/30/2010	#	2,000,000	2,003,714
General Electric Capital Corp.
1.800%	03/11/2011	§	2,000,000	2,025,560
JPMorgan Chase & Co.
1.650%	02/23/2011	§	1,175,000	1,188,249
State Street Bank and Trust Co.
0.499%	09/15/2011	#§	1,500,000	1,507,275
				9,154,040
U.S. Government Agency Obligations—20.8%
Federal Farm Credit Bank
4.750%	05/07/2010	§	12,500,000	12,832,025
0.852%	01/24/2011	#§	3,000,000	3,016,764
0.334%	05/18/2011	#	5,000,000	5,005,210
Federal Home Loan Bank
3.375%	12/18/2009		6,600,000	6,642,979
1.000%	02/28/2011		3,000,000	3,013,320
Federal Home Loan Bank Discount Notes
1.010%	02/12/2010		1,700,000	1,699,398
0.999%	02/04/2010		1,000,000	999,668
0.857%	12/10/2009		4,500,000	4,499,779
0.857%	01/11/2010		10,000,000	9,997,880
0.806%	12/08/2009		2,000,000	1,999,906
0.705%	01/13/2010		3,500,000	3,499,241
Federal Home Loan Mortgage Corp.
1.625%	04/26/2011	§	7,905,000	8,007,417
Federal Home Loan Mortgage Corp. Discount Note
0.948%	02/08/2010		3,500,000	3,498,800
Federal National Mortgage Association
2.150%	05/04/2012		3,350,000	3,373,986
1.500%	09/16/2010	§	10,400,000	10,497,667
1.375%	04/28/2011		1,500,000	1,513,665
0.400%	07/13/2010	#	5,000,000	4,999,805
Federal National Mortgage Association Discount Notes
0.806%	11/16/2009		1,000,000	999,929
0.050%	10/05/2009		2,000,000	1,999,986
				88,097,425
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $96,750,791)				97,251,465

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—4.0%
U.S. Government Agency Mortgage-Backed Securities—4.0%
Federal Home Loan Mortgage Corp. REMICS
5.500%	07/15/2027	§	2,984,277	3,083,565
4.500%	12/15/2022		1,661,245	1,714,286
3.000%	03/15/2030	§	3,583,727	3,604,678
Federal National Mortgage Association
5.000%	01/01/2018		3,318,038	3,527,748

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association REMICS
5.000%	06/25/2019		$1,810,232	$1,900,842
Government National Mortgage Association
6.500%	01/15/2039		1,444,199	1,535,861
4.500%	04/20/2024		1,754,225	1,832,133
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $17,011,336)				17,199,113

U.S. TREASURY OBLIGATIONS—15.7%
U.S. Treasury Bills—12.9%
U.S. Treasury Bill
0.400%	09/23/2010		9,000,000	8,966,529
0.391%	07/29/2010		10,000,000	9,977,010
0.361%	08/26/2010		3,000,000	2,991,171
0.309%	05/06/2010	‡‡	6,150,000	6,143,622
0.245%	12/10/2009		8,500,000	8,499,091
0.173%	11/19/2009		5,000,000	4,999,750
0.166%	10/22/2009		5,700,000	5,699,606
0.137%	12/17/2009	‡‡	4,700,000	4,699,276
0.100%	12/24/2009		1,000,000	999,778
0.069%	12/03/2009		2,000,000	1,999,836
				54,975,669
U.S. Treasury Inflation Protected Securities Notes—1.3%
U.S. Treasury Note
2.000%	01/15/2016	§	2,903,000	3,271,868
0.875%	04/15/2010		1,850,000	2,106,273
				5,378,141
U.S. Treasury Notes—1.5%
U.S. Treasury Note
1.375%	04/15/2012	‡‡	6,300,000	6,329,534
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $66,562,362)				66,683,344

MUNICIPAL OBLIGATIONS—1.8%
California General Obligation Bonds (California)
5.250%	04/01/2014		700,000	727,748
Citizens Property Insurance Corp. Revenue Bonds, Series 2007 A (Florida)
5.000%	03/01/2013		290,000	301,667
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	06/01/2012		1,100,000	1,142,581
Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2 (Florida)
4.500%	06/01/2010	§	3,500,000	3,541,685
New Jersey Economic Development Authority Revenue Bonds, Series 2004 (New Jersey)
5.000%	06/15/2011		400,000	409,504
New York State Urban Development Corp. Revenue Bonds, Series A (New York)
5.500%	01/01/2017	#§	1,300,000	1,367,678
TOTAL MUNICIPAL OBLIGATIONS
(Cost $7,391,339)				7,490,863

SOVEREIGN DEBT OBLIGATIONS—1.6%
Government Issued—1.6%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		$1,010,000	$1,251,895
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		1,070,000	1,262,065
Indonesia Government International Bond MTN Reg S (Indonesia)
10.375%	05/04/2014		500,000	606,722
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,060,000	1,167,590
Panama Government International Bond (Panama)
9.375%	07/23/2012		450,000	530,775
Republic of Chile (Chile)
5.500%	01/15/2013		650,000	728,715
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,060,000	1,168,650
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $6,495,108)				6,716,412

ASSET BACKED SECURITIES—9.7%
Automobile—4.9%
Bank of America Auto Trust Series 2008-1A, Class A2B
1.546%	06/20/2011	#ˆ	993,358	995,103
Bank of America Auto Trust Series 2009-1A, Class A2
1.700%	12/15/2011	ˆ	1,540,000	1,544,787
BMW Vehicle Lease Trust Series 2009-1, Class A2
2.040%	04/15/2011	§	3,600,000	3,616,379
BMW Vehicle Lease Trust Series 2009-1, Class A1
0.792%	06/15/2010	§	826,521	827,078
Capital Auto Receivables Asset Trust Series 2007-SN1, Class A3B
0.303%	07/15/2010	#§	202,546	202,426
Carmax Auto Owner Trust Series 2009-1, Class A1
1.664%	05/07/2010	§	198,162	198,336
Ford Credit Auto Lease Trust Series 2009-A, Class A1
1.237%	06/15/2010	ˆ	394,739	395,448
Ford Credit Auto Lease Trust Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	830,000	839,739
Ford Credit Auto Owner Trust Series 2009-D, Class A2
1.210%	01/15/2012		800,000	801,984
Honda Auto Receivables Owner Trust Series 2009-2, Class A1
1.318%	05/17/2010	§	446,008	446,652
Huntington Auto Trust Series 2008-1A, Class A2B
1.243%	11/15/2010	#ˆ	318,071	318,617
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A1
0.267%	10/15/2010		2,790,000	2,790,000
Nissan Auto Lease Trust Series 2009-A, Class A2
2.010%	04/15/2011		940,000	947,433
Nissan Auto Lease Trust Series 2009-A, Class A1
1.043%	06/15/2010	§	707,528	708,709

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value

ASSET BACKED SECURITIES—(Continued)
Nissan Auto Lease Trust Series 2009-B, Class A1
0.410%	09/15/2010		$2,600,000	$2,601,346
Volkswagen Auto Lease Trust Series 2009-A, Class A2
2.870%	07/15/2011		1,300,000	1,317,328
Volkswagen Auto Lease Trust Series 2009-A, Class A1
1.452%	05/17/2010	§	506,704	507,566
Wachovia Auto Loan Owner Trust Series 2007-1, Class A3A
5.290%	04/20/2012		1,479,385	1,511,458
World Omni Auto Receivables Trust Series 2009-A, Class A1
1.622%	04/15/2010	§	324,195	324,611
				20,895,000
Credit Card—0.9%
Citibank Credit Card Issuance Trust Series 2006-C4, Class C4
0.474%	01/09/2012	#	2,180,000	2,158,384
GE Capital Credit Card Master Note Trust Series 2005-3, Class B
0.543%	06/15/2013	#	1,500,000	1,465,662
				3,624,046
Equipment Leasing—0.0%
CNH Equipment Trust Series 2009-B, Class A1
1.352%	06/04/2010	§	191,152	191,224
Home Equity—3.9%
Aegis Asset Backed Securities Trust Series 2005-3, Class A2
0.486%	08/25/2035	#	105,883	104,572
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.321%	10/25/2033	#	1,066,104	921,506
Ameriquest Mortgage Securities, Inc. Series 2005-R7, Class A2C
0.506%	09/25/2035	#	289,151	279,781
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.446%	10/25/2035	#	1,375,785	1,064,896
Argent Securities, Inc. Series 2006-W3, Class A2B
0.366%	04/25/2036	#	253,023	245,596
Bear Stearns Asset Backed Securities Trust Series 2006-HE6, Class 1A1
0.276%	07/25/2036	#	29,984	29,819
Countrywide Asset-Backed Certificates Series 2005-11, Class 3AV2
0.536%	02/25/2036	#	925,660	844,738
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#	936,692	904,085
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
0.766%	02/25/2035	#	826,042	793,564
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF6, Class A2B
0.466%	05/25/2036	#	135,017	133,359
Lehman XS Trust Series 2005-8, Class 2A1A
0.446%	12/25/2035	#	832,629	790,849
Long Beach Mortgage Loan Trust Series 2005-WL2, Class 3A1
0.426%	08/25/2035	#	$133,638	$131,488
Mastr Asset Backed Securities Trust Series 2006-WMC1, Class A2
0.356%	02/25/2036	#	75,250	74,524
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.506%	11/25/2035	#	1,392,022	1,136,968
Option One Mortgage Loan Trust Series 2006-1, Class 2A2
0.376%	01/25/2036	#	164,246	160,732
Park Place Securities, Inc. Series 2004-WHQ2, Class A3E
0.666%	02/25/2035	#	1,219,473	1,156,482
Residential Asset Mortgage Products, Inc. Series 2005-RS2, Class AII3
0.596%	02/25/2035	#	631,638	575,016
Residential Asset Securities Corp. Series 2005-KS5, Class M1
0.656%	06/25/2035	#	532,265	518,429
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.496%	11/25/2037	#	1,268,591	1,185,718
Soundview Home Equity Loan Trust Series 2005-OPT4, Class 2A3
0.506%	12/25/2035	#	2,643,413	2,002,514
Soundview Home Equity Loan Trust Series 2006-OPT5, Class 2A2
0.336%	07/25/2036	#	12,954	12,838
Soundview Home Equity Loan Trust Series 2006-OPT4, Class 2A2
0.336%	06/25/2036	#	641,120	611,114
Specialty Underwriting & Residential Finance Series 2006-BC1, Class A2B
0.396%	12/25/2036	#	59,429	58,940
Specialty Underwriting & Residential Finance Series 2005-BC3, Class A2C
0.616%	06/25/2036	#	804,392	768,776
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.926%	01/25/2033	#	2,619,459	1,725,306
Structured Asset Investment Loan Trust Series 2006-BNC3, Class A2
0.286%	09/25/2036	#	291,651	287,787
				16,519,397
TOTAL ASSET BACKED SECURITIES
(Cost $42,865,705)				41,229,667

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—0.7%
Mortgage Backed—0.7%
HSI Asset Securitization Corp. Trust Series 2005-NC2, Class 2A3
0.506%	08/25/2035	#	60,212	59,214
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A
3.195%	03/25/2044	#§	1,153,799	1,004,458
Wells Fargo Mortgage Backed Securities Trust Series 2004-6, Class A13
0.696%	06/25/2034	#§	1,834,542	1,760,517
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $2,860,207)				2,824,189

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Diversified
Assets Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—0.6%
Non-U.S. Government Agency Obligations—0.6%
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		$500,000	$527,797
Japan Finance Corp. (Japan)
2.000%	06/24/2011		500,000	506,605
Kreditanstalt fuer Wiederaufbau (Germany)
1.875%	03/15/2011	§	1,400,000	1,420,251
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,424,970)				2,454,653

	Contracts	Value
PURCHASED OPTIONS—0.5%
Call—Euro Bund, Expires 11/30/2009, Strike EUR 113.00	106	1,377,422
Put—U.S. 10 Year Note Futures, Expires 11/20/2009, Strike $137.00	36	672,188
TOTAL PURCHASED OPTIONS
(Cost $1,943,193)		2,049,610

	Shares	Value
CASH EQUIVALENTS—14.0%
Institutional Money Market Fund—13.3%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	56,271,361	56,271,361

Coupon Rate	Maturity Date	Face	Value
Certificates of Deposit—0.7%
Barclays Bank plc (United Kingdom)
1.550%	07/23/2010	$3,100,000	3,120,212
TOTAL CASH EQUIVALENTS
(Cost $59,371,361)			59,391,573
TOTAL INVESTMENTS—101.0%
(Cost $427,220,134)			428,502,725
Other assets less liabilities—(1.0%)			(4,234,937)
NET ASSETS—100.0%			$424,267,788

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
Reg S	Security sold outside Unites States without registration under the Securities Act of 1933
REMICS	Real Estate Mortgage Investment Conduits
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 3.6% of Total Investments.

§
Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—19.6%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$111,764
5.125%	02/15/2013		250,000	269,063
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	287,172
Northrop Grumman Systems Corp.
7.750%	02/15/2031		250,000	330,645
United Technologies Corp.
6.700%	08/01/2028		150,000	180,407
6.100%	05/15/2012		50,000	55,523
4.875%	05/01/2015		500,000	547,526
				1,782,100
Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	259,312
Automobiles—0.1%
Daimler Finance North America LLC
7.300%	01/15/2012	†	1,000,000	1,079,366
Beverages—0.4%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031		350,000	384,475
Bottling Group LLC
5.500%	04/01/2016	†	500,000	547,096
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		100,000	117,500
Coca-Cola Enterprises, Inc.
8.500%	02/01/2022		500,000	674,169
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	812,782
Dr. Pepper Snapple Group, Inc.
6.820%	05/01/2018		500,000	569,332
PepsiCo, Inc.
3.750%	03/01/2014		1,000,000	1,042,262
				4,147,616
Biotechnology—0.2%
Amgen, Inc.
6.150%	06/01/2018		1,000,000	1,132,850
5.850%	06/01/2017		250,000	275,394
Genentech, Inc.
5.250%	07/15/2035		100,000	99,641
4.750%	07/15/2015		200,000	216,055
				1,723,940
Capital Markets—1.7%
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		250,000	285,966
6.400%	10/02/2017		1,000,000	1,089,583
5.700%	11/15/2014		50,000	53,614
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		500,000	556,956
Credit Suisse USA, Inc.
6.500%	01/15/2012		350,000	379,449
6.125%	11/15/2011		1,000,000	1,080,024
5.500%	08/15/2013	†	150,000	162,169
5.125%	01/15/2014		500,000	528,315
5.125%	08/15/2015		500,000	528,525
Goldman Sachs Group, Inc. (The)
6.875%	01/15/2011		$250,000	$265,543
6.600%	01/15/2012		650,000	706,192
6.250%	09/01/2017	†	1,000,000	1,059,245
6.150%	04/01/2018		500,000	526,827
6.125%	02/15/2033		700,000	750,841
5.700%	09/01/2012		250,000	269,925
5.450%	11/01/2012		500,000	535,867
5.150%	01/15/2014		500,000	525,472
5.125%	01/15/2015		500,000	523,117
5.000%	10/01/2014		1,053,000	1,109,639
Jefferies Group, Inc.
6.250%	01/15/2036		350,000	280,725
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	Δ	500,000	50
6.500%	07/19/2017	Δ†	500,000	50
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	264,285
6.220%	09/15/2026		1,000,000	950,307
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		750,000	790,049
Morgan Stanley
7.250%	04/01/2032		100,000	116,347
6.750%	04/15/2011		1,500,000	1,599,996
Morgan Stanley MTN
5.450%	01/09/2017		1,000,000	1,002,883
Morgan Stanley, Series F MTN
6.000%	04/28/2015		1,000,000	1,060,222
5.950%	12/28/2017		500,000	509,895
Washington Mutual Bank FA
5.650%	08/15/2014	Δ	250,000	937
				17,513,015
Chemicals—0.2%
Dow Chemical Co. (The)
7.375%	11/01/2029		250,000	260,697
6.000%	10/01/2012		150,000	159,867
E.I. du Pont de Nemours & Co.
4.750%	11/15/2012		500,000	537,842
Monsanto Co.
5.500%	08/15/2025	†	500,000	524,154
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013		500,000	528,212
Praxair, Inc.
3.950%	06/01/2013		150,000	156,744
				2,167,516
Commercial Banks—1.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
7.400%	06/15/2011		250,000	274,018
Bank One Corp.
5.900%	11/15/2011		750,000	802,299
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		1,000,000	1,075,347
BB&T Corp.
5.250%	11/01/2019		500,000	498,493
Capital One Financial Corp.
6.150%	09/01/2016		500,000	491,678
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	1,000,000	690,000
First Union Institutional Capital I
8.040%	12/01/2026		1,000,000	969,701
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	150,463
HSBC Holdings plc (United Kingdom)
5.250%	12/12/2012		150,000	159,317

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		$500,000	$526,709
National City Corp.
6.875%	05/15/2019		500,000	543,806
Regions Bank
6.450%	06/26/2037		500,000	362,045
Royal Bank of Canada (Canada)
5.650%	07/20/2011		500,000	537,504
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	679,057
Suntrust Banks, Inc.
5.200%	01/17/2017		250,000	233,637
Swiss Bank Corp. of New York
7.375%	06/15/2017		100,000	99,998
7.000%	10/15/2015		100,000	109,335
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	264,443
UBS AG (Switzerland)
5.875%	07/15/2016		1,000,000	999,650
Wachovia Bank NA, Bank Note
4.875%	02/01/2015		1,500,000	1,540,213
Wells Fargo & Co.
5.000%	11/15/2014		750,000	771,222
Wells Fargo Bank NA
5.950%	08/26/2036		500,000	509,217
Wells Fargo Bank NA, Bank Note
6.450%	02/01/2011		250,000	263,420
				12,551,572
Commercial Services & Supplies—0.1%
R.R. Donnelley & Sons Co.
4.950%	04/01/2014		550,000	529,756
Waste Management, Inc.
7.000%	07/15/2028		550,000	601,894
				1,131,650
Communications Equipment—0.1%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	551,324
4.950%	02/15/2019		500,000	526,577
Motorola, Inc.
7.500%	05/15/2025		500,000	456,265
				1,534,166
Computers & Peripherals—0.1%
International Business Machines Corp.
7.000%	10/30/2025		500,000	602,397
4.750%	11/29/2012		250,000	270,608
				873,005
Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016		750,000	769,963
Lafarge SA (France)
6.500%	07/15/2016		750,000	750,555
				1,520,518
Consumer Finance—0.8%
American Express Co.
6.800%	09/01/2066	#	1,000,000	865,000
4.875%	07/15/2013	†	1,000,000	1,031,312
Boeing Capital Corp.
6.100%	03/01/2011		$500,000	$531,241
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	380,000
HSBC Finance Corp.
7.000%	05/15/2012		1,500,000	1,621,366
6.375%	11/27/2012		1,000,000	1,076,155
International Lease Finance Corp., Series Q MTN
5.450%	03/24/2011		1,000,000	922,137
John Deere Capital Corp.
7.000%	03/15/2012		350,000	390,771
ORIX Corp. (Japan)
5.480%	11/22/2011		250,000	238,041
SLM Corp.
5.450%	04/25/2011		750,000	707,632
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	398,370
				8,162,025
Diversified Financial Services—2.1%
Associates Corp. of North America
6.950%	11/01/2018		250,000	244,998
Bank of America Corp.
7.750%	08/15/2015		750,000	811,078
6.800%	03/15/2028		500,000	497,444
5.750%	12/01/2017		1,000,000	999,785
5.420%	03/15/2017		700,000	669,826
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		1,000,000	1,096,443
Citigroup, Inc.
6.625%	06/15/2032		150,000	136,672
6.125%	11/21/2017	†	750,000	745,816
6.000%	02/21/2012		350,000	363,785
6.000%	08/15/2017	†	600,000	592,669
5.850%	12/11/2034		500,000	430,485
5.625%	08/27/2012		150,000	151,767
5.500%	04/11/2013		2,000,000	2,048,276
Deutsche Bank AG (Germany)
6.000%	09/01/2017		1,150,000	1,243,012
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	254,416
General Electric Capital Corp.
6.375%	11/15/2067	#	1,000,000	828,739
4.800%	05/01/2013		1,000,000	1,038,935
General Electric Capital Corp. MTN
5.875%	01/14/2038		600,000	552,055
5.400%	02/15/2017		250,000	249,610
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032		750,000	767,916
6.000%	06/15/2012		1,000,000	1,071,692
5.875%	02/15/2012	†	500,000	532,683
5.625%	09/15/2017		750,000	760,608
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,078,191
JPMorgan Chase & Co.
6.625%	03/15/2012	†	1,500,000	1,638,577
6.400%	05/15/2038		300,000	337,030
5.750%	01/02/2013		750,000	801,073
5.375%	10/01/2012		270,000	290,718
4.750%	03/01/2015		1,000,000	1,044,063
National Rural Utilities Cooperative Finance Corp., Series C MTN
7.250%	03/01/2012		500,000	552,502
Western Union Co. (The)
5.400%	11/17/2011		750,000	799,363
				22,630,227

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Diversified Telecommunication Services—1.3%
AT&T, Inc.
6.550%	02/15/2039		$600,000	$656,377
6.300%	01/15/2038		250,000	262,795
6.250%	03/15/2011		250,000	266,586
6.150%	09/15/2034		500,000	512,628
5.625%	06/15/2016		150,000	161,589
BellSouth Capital Funding Corp.
7.875%	02/15/2030		900,000	1,081,874
BellSouth Corp.
6.875%	10/15/2031		350,000	383,792
6.000%	10/15/2011		250,000	270,111
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		150,000	192,657
9.125%	12/15/2010		1,000,000	1,076,986
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		750,000	973,897
Embarq Corp.
7.082%	06/01/2016		500,000	544,004
France Telecom SA (France)
8.500%	03/01/2031		500,000	693,329
Qwest Corp.
6.500%	06/01/2017	†	500,000	472,500
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		500,000	553,453
6.000%	09/30/2034		250,000	244,493
5.250%	11/15/2013		350,000	368,521
4.950%	09/30/2014	†	500,000	517,960
Telefonica Emisiones SAU (Spain)
6.421%	06/20/2016		500,000	562,309
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	454,508
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	536,059
5.850%	09/15/2035		750,000	757,587
Verizon Global Funding Corp.
7.750%	12/01/2030		500,000	605,796
7.375%	09/01/2012		1,000,000	1,136,978
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	259,912
				13,546,701
Electric Utilities—1.6%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	163,341
Arizona Public Service Co.
6.500%	03/01/2012		150,000	159,718
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	158,338
Commonwealth Edison Co.
5.800%	03/15/2018		100,000	108,214
Consolidated Edison Co. of New York, Inc., Series 2006-C
5.500%	09/15/2016		500,000	537,729
Constellation Energy Group, Inc.
7.600%	04/01/2032		150,000	161,474
7.000%	04/01/2012		500,000	538,146
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	160,736
DTE Energy Co.
7.050%	06/01/2011		350,000	372,504
Duke Energy Carolinas LLC
6.450%	10/15/2032		$500,000	$577,857
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	163,497
Exelon Corp.
4.900%	06/15/2015		350,000	363,261
FirstEnergy Corp., Series B
6.450%	11/15/2011		8,000	8,657
FirstEnergy Corp., Series C
7.375%	11/15/2031		250,000	281,035
Florida Power & Light Co.
5.625%	04/01/2034		50,000	54,206
4.950%	06/01/2035		500,000	500,401
4.850%	02/01/2013		150,000	160,300
Florida Power Corp.
6.400%	06/15/2038		500,000	593,609
FPL Group Capital, Inc.
6.000%	03/01/2019		250,000	280,854
Indiana Michigan Power Co.
7.000%	03/15/2019		500,000	577,219
Jersey Central Power & Light
5.625%	05/01/2016		500,000	532,146
MidAmerican Energy Co.
6.750%	12/30/2031		250,000	296,117
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		500,000	541,549
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	158,741
National Grid plc (United Kingdom)
6.300%	08/01/2016		250,000	274,104
Nisource Finance Corp.
5.450%	09/15/2020		500,000	460,368
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	174,506
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	538,698
Oncor Electric Delivery Co.
6.375%	05/01/2012		350,000	380,291
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		350,000	399,381
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	558,054
Pepco Holdings, Inc.
6.450%	08/15/2012		150,000	161,051
Potomac Electric Power Co.
7.900%	12/15/2038		500,000	671,177
PPL Capital Funding, Inc., Series A
6.700%	03/30/2067	#	500,000	418,083
Progress Energy, Inc.
7.750%	03/01/2031		250,000	313,834
7.100%	03/01/2011		188,000	199,367
PSEG Power LLC
8.625%	04/15/2031	†	500,000	678,198
Scottish Power Ltd. (United Kingdom)
5.375%	03/15/2015		500,000	532,444
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	153,583
Southern California Edison Co.
6.650%	04/01/2029	†	500,000	569,916
Southern Power Co., Series D
4.875%	07/15/2015		350,000	362,987
Union Electric Co.
6.400%	06/15/2017		500,000	553,154
Virginia Electric and Power Co.
5.950%	09/15/2017		500,000	555,223
5.400%	04/30/2018		500,000	535,949

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Virginia Electric and Power Co., Series B
6.000%	01/15/2036		$500,000	$553,539
Wisconsin Electric Power
5.625%	05/15/2033		250,000	267,026
				16,760,582
Electrical Equipment—0.0%
Emerson Electric Co.
5.000%	12/15/2014		150,000	163,247
Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc.
6.875%	07/01/2013		250,000	270,323
Energy Equipment & Services—0.1%
Halliburton Co.
7.450%	09/15/2039	†	600,000	762,875
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	574,314
				1,337,189
Food & Staples Retailing—0.1%
CVS Caremark Corp.
6.600%	03/15/2019	†	500,000	564,643
4.875%	09/15/2014		530,000	561,455
Kroger Co. (The)
7.500%	04/01/2031		200,000	249,328
				1,375,426
Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		750,000	814,110
Bunge Ltd. Finance Corp.
5.350%	04/15/2014		500,000	519,067
Campbell Soup Co.
4.875%	10/01/2013		250,000	270,973
ConAgra Foods, Inc.
6.750%	09/15/2011		11,000	12,008
5.819%	06/15/2017		153,000	165,049
General Mills, Inc.
5.700%	02/15/2017		500,000	544,856
H.J. Heinz Finance Co.
6.625%	07/15/2011		250,000	269,801
Kraft Foods, Inc.
6.875%	02/01/2038		500,000	552,244
6.500%	11/01/2031		100,000	104,376
Unilever Capital Corp.
7.125%	11/01/2010		500,000	533,940
				3,786,424
Gas Utilities—0.1%
KeySpan Corp.
7.625%	11/15/2010		350,000	368,392
Sempra Energy
6.150%	06/15/2018		500,000	542,522
				910,914
Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016		400,000	450,113
CareFusion Corp.
6.375%	08/01/2019	ˆ	500,000	543,279
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		$500,000	$555,606
Johnson & Johnson
5.950%	08/15/2037		250,000	285,689
4.950%	05/15/2033		200,000	199,299
				2,033,986
Health Care Providers & Services—0.2%
Aetna, Inc.
6.625%	06/15/2036		250,000	260,529
UnitedHealth Group, Inc.
6.000%	02/15/2018	†	500,000	526,287
5.375%	03/15/2016		500,000	507,730
WellPoint, Inc.
6.800%	08/01/2012		150,000	163,566
5.250%	01/15/2016		1,000,000	1,021,125
				2,479,237
Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018		500,000	546,457
Yum! Brands, Inc.
6.875%	11/15/2037		400,000	444,590
				991,047
Household Durables—0.2%
Fortune Brands, Inc.
5.375%	01/15/2016		750,000	750,364
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	570,281
5.625%	02/15/2012		250,000	269,031
				1,589,676
Household Products—0.0%
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	279,989
Industrial Conglomerates—0.3%
3M Co. MTN
5.700%	03/15/2037		250,000	282,889
General Electric Co.
5.000%	02/01/2013		2,796,000	2,951,759
				3,234,648
Insurance—0.7%
AEGON Funding Co. LLC
5.750%	12/15/2020		500,000	472,120
Allstate Corp. (The)
5.350%	06/01/2033		500,000	488,482
American International Group, Inc.
4.250%	05/15/2013		100,000	83,346
American International Group, Inc., Series G MTN
5.850%	01/16/2018		1,000,000	725,098
Assurant, Inc.
5.625%	02/15/2014		500,000	515,032
AXA SA (France)
8.600%	12/15/2030		250,000	260,593
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		1,500,000	1,630,602
Chubb Corp.
6.375%	03/29/2067	#	500,000	457,500
Cincinnati Financial Corp.
6.125%	11/01/2034		500,000	406,686
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	124,267
Lincoln National Corp.
6.150%	04/07/2036		250,000	228,879

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		$250,000	$263,958
MetLife, Inc.
5.700%	06/15/2035		250,000	257,996
Progressive Corp. (The)
6.625%	03/01/2029		150,000	162,974
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	224,754
Travelers Property Casualty Corp.
7.750%	04/15/2026		500,000	610,584
				6,912,871
IT Services—0.0%
Computer Sciences Corp.
7.375%	06/15/2011		100,000	108,150
Electronic Data Systems LLC, Series B
6.000%	08/01/2013		150,000	167,517
				275,667
Machinery—0.1%
Caterpillar, Inc.
6.050%	08/15/2036	†	500,000	549,159
Deere & Co.
6.950%	04/25/2014		250,000	289,615
Honeywell International, Inc.
6.125%	11/01/2011		250,000	272,940
Tyco International Finance SA (Luxembourg)
6.375%	10/15/2011		400,000	431,407
				1,543,121
Media—1.0%
CBS Corp.
7.875%	07/30/2030		250,000	238,914
5.625%	08/15/2012		50,000	51,892
Comcast Corp.
6.450%	03/15/2037		500,000	531,194
6.300%	11/15/2017	†	1,000,000	1,097,344
5.650%	06/15/2035		500,000	485,192
COX Communications, Inc.
5.500%	10/01/2015		75,000	80,216
5.450%	12/15/2014		300,000	322,633
4.625%	06/01/2013		250,000	259,928
News America Holdings, Inc.
8.000%	10/17/2016		150,000	173,953
7.750%	12/01/2045		200,000	213,514
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	528,242
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	566,231
Time Warner Cable, Inc.
6.200%	07/01/2013		1,000,000	1,090,310
Time Warner Entertainment Co. LP
8.375%	03/15/2023		500,000	601,050
8.375%	07/15/2033		500,000	602,648
Time Warner, Inc.
6.875%	05/01/2012		150,000	165,221
5.875%	11/15/2016		2,000,000	2,123,916
Viacom, Inc.
6.875%	04/30/2036		400,000	423,882
6.250%	04/30/2016		500,000	540,007
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	†	500,000	614,505
				10,710,792
Metals & Mining—0.5%
Alcoa, Inc.
5.550%	02/01/2017		$750,000	$729,135
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		1,000,000	1,162,309
4.800%	04/15/2013		150,000	160,108
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	152,844
4.875%	09/15/2012		350,000	363,406
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		1,000,000	1,078,341
Southern Copper Corp.
7.500%	07/27/2035		250,000	250,389
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		100,000	103,703
6.250%	01/23/2017	†	750,000	804,820
				4,805,055
Multiline Retail—0.3%
Target Corp.
7.000%	07/15/2031		350,000	395,752
6.000%	01/15/2018	†	500,000	564,240
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	322,332
5.250%	09/01/2035		750,000	753,668
4.550%	05/01/2013		500,000	540,103
4.125%	02/15/2011		250,000	260,595
				2,836,690
Multi-National—0.9%
Asian Development Bank/Pasig (Supranational)
2.750%	05/21/2014		1,000,000	1,011,501
2.125%	03/15/2012		1,000,000	1,019,662
European Investment Bank (Supranational)
5.125%	09/13/2016	†	1,000,000	1,108,282
4.625%	03/21/2012		2,000,000	2,150,450
4.625%	05/15/2014		500,000	545,422
3.375%	06/12/2013	†	500,000	516,284
Inter-American Development Bank (Supranational)
5.000%	04/05/2011		1,000,000	1,060,626
Inter-American Development Bank MTN (Supranational)
3.500%	03/15/2013		500,000	523,818
International Bank for Reconstruction & Development (Supranational)
7.625%	01/19/2023		250,000	334,258
International Finance Corp. (Supranational)
5.125%	05/02/2011		1,000,000	1,062,862
				9,333,165
Office Electronics—0.2%
Pitney Bowes, Inc.
5.000%	03/15/2015		500,000	531,978
Pitney Bowes, Inc. MTN
4.750%	01/15/2016		200,000	208,874
Xerox Corp.
6.875%	08/15/2011		750,000	800,288
6.350%	05/15/2018		500,000	520,664
				2,061,804
Oil, Gas & Consumable Fuels—1.6%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	460,104
Anadarko Petroleum Corp.
8.700%	03/15/2019	†	500,000	598,833
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	196,216

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		$500,000	$504,976
5.450%	10/01/2012		250,000	268,051
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013		850,000	957,885
ConocoPhillips Holding Co.
6.950%	04/15/2029		1,250,000	1,471,111
Devon Financing Corp. ULC (Canada)
6.875%	09/30/2011		750,000	816,332
EnCana Corp. (Canada)
6.300%	11/01/2011		250,000	270,780
Energy Transfer Partners LP
5.950%	02/01/2015		750,000	788,237
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	168,523
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014		150,000	159,943
Hess Corp.
7.300%	08/15/2031		250,000	281,841
6.650%	08/15/2011		150,000	161,037
Kinder Morgan Energy Partners LP
7.300%	08/15/2033		500,000	536,984
Marathon Oil Corp.
6.125%	03/15/2012		350,000	378,901
5.900%	03/15/2018		500,000	523,421
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	488,318
5.050%	11/20/2013		250,000	257,053
ONEOK Partners LP
6.150%	10/01/2016		500,000	522,060
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018		250,000	296,250
6.125%	10/06/2016		500,000	536,250
Petro-Canada (Canada)
5.950%	05/15/2035		250,000	246,939
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019	ˆ	250,000	286,750
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		1,000,000	1,089,956
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	548,974
Tennessee Gas Pipeline Co.
7.000%	10/15/2028		350,000	374,696
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	173,100
TransCanada Pipelines Ltd. (Canada)
5.850%	03/15/2036		500,000	531,172
4.000%	06/15/2013		250,000	254,939
Union Pacific Resources Group, Inc.
7.150%	05/15/2028		350,000	349,071
Valero Energy Corp.
6.125%	06/15/2017		500,000	517,009
4.750%	06/15/2013		500,000	501,008
Williams Cos., Inc.
7.875%	09/01/2021		500,000	541,892
XTO Energy, Inc.
5.500%	06/15/2018		300,000	310,128
4.900%	02/01/2014		750,000	778,771
				17,147,511
Paper & Forest Products—0.1%
International Paper Co.
7.950%	06/15/2018		500,000	542,838
Pharmaceuticals—0.7%
Abbott Laboratories
5.875%	05/15/2016		$1,000,000	$1,116,123
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017	†	750,000	840,512
Bristol-Myers Squibb Co.
5.875%	11/15/2036		350,000	388,758
5.450%	05/01/2018		500,000	547,034
Eli Lilly & Co.
6.770%	01/01/2036		250,000	308,842
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,000,000	1,075,226
4.375%	04/15/2014		500,000	530,097
Merck & Co., Inc.
4.750%	03/01/2015		350,000	381,112
4.375%	02/15/2013		200,000	209,089
Pharmacia Corp.
6.500%	12/01/2018		350,000	401,887
Schering-Plough Corp.
6.750%	12/01/2033		250,000	302,775
Teva Pharmaceutical Finance LLC
6.150%	02/01/2036		250,000	269,733
Wyeth
6.950%	03/15/2011		250,000	268,698
6.500%	02/01/2034		250,000	293,581
5.500%	03/15/2013		100,000	108,339
5.500%	02/01/2014		250,000	273,291
				7,315,097
Real Estate Investment Trusts (REITs)—0.3%
Boston Properties LP
6.250%	01/15/2013		750,000	779,236
Camden Property Trust
5.000%	06/15/2015		200,000	190,572
ERP Operating LP
5.375%	08/01/2016	†	500,000	493,375
5.200%	04/01/2013		250,000	254,722
HCP, Inc. MTN
6.700%	01/30/2018		500,000	481,818
ProLogis
5.625%	11/15/2016		250,000	224,635
Realty Income Corp.
6.750%	08/15/2019		350,000	341,497
Simon Property Group LP
6.350%	08/28/2012		250,000	265,963
				3,031,818
Road & Rail—0.3%
Burlington Northern Santa Fe Corp.
7.125%	12/15/2010		750,000	791,982
5.650%	05/01/2017		1,000,000	1,077,600
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	614,638
CSX Corp.
6.750%	03/15/2011		300,000	321,183
Union Pacific Corp.
6.625%	02/01/2029		250,000	288,463
				3,093,866
Software—0.1%
Oracle Corp.
5.250%	01/15/2016		1,000,000	1,089,331
Specialty Retail—0.2%
Home Depot, Inc.
5.875%	12/16/2036		650,000	632,736
5.200%	03/01/2011		750,000	779,402

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Lowe’s Cos., Inc.
5.400%	10/15/2016		$400,000	$433,530
				1,845,668
Tobacco—0.3%
Altria Group, Inc.
9.250%	08/06/2019		1,000,000	1,224,032
Philip Morris International, Inc.
5.650%	05/16/2018		1,000,000	1,066,238
Reynolds American, Inc.
7.625%	06/01/2016		750,000	803,567
				3,093,837
Transportation Infrastructure—0.0%
Federal Express Corp.
9.650%	06/15/2012		150,000	175,354
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	351,867
				527,221
Wireless Telecommunication Services—0.4%
Alltel Corp.
7.000%	07/01/2012		1,000,000	1,113,855
America Movil SAB de CV (Mexico)
5.500%	03/01/2014		100,000	104,811
AT&T Mobility LLC
6.500%	12/15/2011		250,000	274,963
New Cingular Wireless Services, Inc.
8.750%	03/01/2031		250,000	332,086
7.875%	03/01/2011		750,000	814,200
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	562,078
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	312,394
5.625%	02/27/2017		500,000	530,697
5.375%	01/30/2015		250,000	268,229
				4,313,313
TOTAL CORPORATE OBLIGATIONS
(Cost $197,130,835)				206,315,082

U.S. GOVERNMENT AGENCY OBLIGATIONS—8.8%
Government Backed Corporate (FDIC) Obligations—1.0%
Bank of America Corp., Series L MTN
3.125%	06/15/2012		2,500,000	2,601,878
Citigroup, Inc.
2.125%	04/30/2012	†	1,000,000	1,014,786
General Electric Capital Corp.
1.800%	03/11/2011		1,500,000	1,519,170
General Electric Capital Corp., Series G MTN
3.000%	12/09/2011		1,000,000	1,035,507
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012		1,000,000	1,044,305
JPMorgan Chase & Co.
3.125%	12/01/2011		1,000,000	1,038,175
Morgan Stanley
1.950%	06/20/2012		1,000,000	1,010,765
Regions Bank MTN
2.750%	12/10/2010	†	1,000,000	1,024,062
				10,288,648
U.S. Government Agency Obligations—7.8%
Federal Farm Credit Bank
3.750%	12/06/2010- 05/04/2016		$3,400,000	$3,502,519
3.500%	10/03/2011		800,000	837,179
Federal Home Loan Bank
5.750%	05/15/2012		2,225,000	2,473,401
5.375%	05/18/2016	†	2,000,000	2,261,030
5.250%	06/18/2014		1,000,000	1,122,438
4.875%	09/08/2017		1,250,000	1,343,368
4.750%	12/16/2016		1,000,000	1,091,990
4.625%	02/18/2011		3,500,000	3,689,697
4.500%	11/15/2012	†	2,500,000	2,707,305
3.625%	09/16/2011	†	2,600,000	2,738,304
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032	†	1,050,000	1,328,905
6.000%	06/15/2011- 04/16/2037		2,550,000	2,742,810
5.500%	07/18/2016	†	1,000,000	1,135,769
5.100%	08/19/2019		500,000	510,571
5.000%	01/30/2014		600,000	658,804
4.750%	12/08/2010		500,000	524,467
4.500%	04/02/2014- 01/15/2015		1,250,000	1,355,584
4.375%	07/17/2015		1,900,000	2,049,811
4.125%	02/24/2011		500,000	522,981
3.750%	06/28/2013	†	3,000,000	3,185,931
2.500%	03/23/2012		2,500,000	2,519,833
2.500%	01/07/2014	†	2,700,000	2,718,914
2.125%	03/16/2011- 03/23/2012		1,700,000	1,730,062
2.000%	03/16/2011		500,000	503,015
1.750%	04/20/2011		500,000	503,434
1.625%	04/26/2011	†	1,500,000	1,519,434
1.625%	08/11/2011		2,500,000	2,512,765
1.500%	08/24/2011		500,000	503,318
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	332,799
Federal National Mortgage Association
6.625%	11/15/2010		3,400,000	3,629,837
6.625%	11/15/2030	†	1,000,000	1,294,766
6.250%	05/15/2029		1,740,000	2,141,432
6.125%	03/15/2012		750,000	838,534
6.000%	05/15/2011		3,750,000	4,061,812
5.945%	06/07/2027		300,000	320,377
5.800%	02/09/2026		100,000	103,582
5.700%	10/05/2021		300,000	300,181
5.500%	03/15/2011- 12/14/2022		2,980,000	3,180,191
5.375%	11/15/2011- 04/11/2022		4,380,000	4,748,627
5.000%	05/11/2017		650,000	719,536
4.875%	12/15/2016		1,000,000	1,096,971
4.625%	10/15/2013	†	900,000	983,770
4.375%	09/15/2012- 03/15/2013	†	3,900,000	4,223,999
3.375%	03/10/2014		500,000	504,232
3.300%	07/30/2014		1,000,000	1,009,666
3.000%	05/12/2014		1,000,000	1,003,567
0.000%	06/01/2017		1,000,000	736,929
Financing Corp. Fico
8.600%	09/26/2019		500,000	674,329
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	696,973
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,390,254
				82,286,003

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $89,326,246)				$92,574,651

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—37.6%
U.S. Government Agency Mortgage-Backed Securities—37.6%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		$444,153	501,160
7.000%	02/01/2016- 09/01/2036		1,196,595	1,306,536
6.500%	08/01/2010- 10/01/2038		5,888,036	6,313,149
6.050%	01/01/2037	#	2,309,052	2,447,687
6.000%	11/01/2016- 06/01/2038		20,356,301	21,592,864
5.884%	01/01/2037	#	537,251	567,241
5.651%	02/01/2037	#	1,541,086	1,621,612
5.500%	02/01/2018- 09/01/2038		31,649,021	33,289,129
5.000%	05/01/2018- 07/01/2039		28,799,836	30,009,787
4.765%	09/01/2035	#	680,037	703,464
4.500%	08/01/2018- 09/01/2039		21,012,923	21,567,394
4.369%	12/01/2035	#	2,915,389	3,055,731
4.000%	05/01/2019- 07/01/2039		6,955,723	7,005,419
Federal Home Loan Mortgage Corp. TBA
6.000%	10/15/2039		1,000,000	1,055,469
5.500%	10/15/2039		500,000	523,360
5.000%	10/15/2039		2,000,000	2,066,562
4.500%	10/15/2024- 10/15/2039		2,400,000	2,442,375
4.000%	10/15/2024- 10/15/2039		1,500,000	1,503,250
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		35,065	39,293
7.000%	03/01/2030- 04/01/2038		3,695,467	4,048,719
6.500%	02/01/2017- 01/01/2037		10,382,107	11,151,404
6.000%	04/01/2014- 07/01/2038		32,230,861	34,160,385
5.658%	01/01/2037	#	2,119,712	2,234,461
5.628%	03/01/2037	#	5,879,987	6,204,746
5.500%	01/01/2018- 01/01/2039		49,146,475	51,702,823
5.464%	02/01/2037	#	263,630	278,321
5.370%	12/01/2036	#	2,079,001	2,160,965
5.000%	03/01/2018- 09/01/2039		39,037,178	40,651,059
4.861%	10/01/2035	#	1,428,280	1,484,329
4.769%	05/01/2035	#	1,394,077	1,450,570
4.680%	05/01/2035	#	379,209	391,319
4.500%	03/01/2018- 10/01/2039		27,784,054	28,496,411
4.000%	07/01/2018- 09/01/2039		13,597,999	13,680,625
Federal National Mortgage Association TBA
4.500%	10/25/2039		$2,100,000	$2,127,563
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		584,025	655,004
7.000%	09/15/2037		142,740	154,660
6.500%	03/15/2026- 01/15/2039		3,557,063	3,800,152
6.000%	02/15/2033- 01/15/2039		11,938,399	12,660,665
5.500%	03/15/2033- 10/15/2038		13,169,444	13,882,931
5.000%	05/15/2033- 09/15/2039		11,273,168	11,711,487
4.500%	07/15/2038- 09/15/2039		10,824,443	11,010,488
Government National Mortgage Association TBA
5.500%	10/15/2039		1,000,000	1,049,219
5.000%	10/15/2039		1,600,000	1,655,750
4.500%	10/15/2039		1,300,000	1,319,500
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $380,569,726)				395,735,038

U.S. TREASURY OBLIGATIONS—26.4%
U.S. Treasury Bonds—5.4%
U.S. Treasury Bond
11.750%	11/15/2014		500,000	507,071
11.250%	02/15/2015	†	2,300,000	3,313,258
9.875%	11/15/2015	†	2,550,000	3,581,755
9.125%	05/15/2018	†	1,060,000	1,533,937
8.750%	05/15/2017		1,250,000	1,732,130
8.500%	02/15/2020	†	2,500,000	3,589,845
8.125%	08/15/2019- 05/15/2021	†	4,040,000	5,677,754
8.000%	11/15/2021		920,000	1,302,519
7.875%	02/15/2021	†	600,000	836,625
7.625%	02/15/2025	†	2,174,000	3,098,970
7.500%	11/15/2024	†	775,000	1,090,934
7.250%	08/15/2022		1,500,000	2,023,829
7.125%	02/15/2023	†	925,000	1,240,656
6.500%	11/15/2026	†	1,550,000	2,028,562
6.250%	08/15/2023- 05/15/2030		1,410,000	1,818,123
6.125%	08/15/2029	†	1,000,000	1,284,844
6.125%	11/15/2027		950,000	1,206,797
6.000%	02/15/2026		315,000	390,945
5.375%	02/15/2031		1,961,000	2,330,527
5.250%	02/15/2029		1,380,000	1,602,310
5.000%	05/15/2037	†	1,410,000	1,634,499
4.750%	02/15/2037		2,750,000	3,069,258
4.500%	02/15/2036- 08/15/2039		3,430,000	3,693,234
4.375%	02/15/2038		3,300,000	3,477,378
4.250%	05/15/2039	†	2,700,000	2,794,079
3.500%	02/15/2039		2,100,000	1,903,127
				56,762,966
U.S. Treasury Notes—21.0%
U.S. Treasury Note
5.125%	05/15/2016	†	2,800,000	3,194,626
5.000%	02/15/2011		4,475,000	4,746,122
5.000%	08/15/2011	†	1,060,000	1,142,358
4.875%	02/15/2012	†	2,655,000	2,888,765
4.875%	05/31/2011- 08/15/2016		12,030,000	13,132,369

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)
4.750%	05/15/2014	†	$7,210,000	$8,039,157
4.625%	08/31/2011- 02/15/2017		8,660,000	9,369,309
4.625%	10/31/2011- 12/31/2011	†	1,330,000	1,433,348
4.500%	09/30/2011- 11/30/2011	†	9,625,000	10,324,900
4.500%	02/28/2011- 05/15/2017		18,630,000	20,058,743
4.375%	08/15/2012	†	4,700,000	5,104,275
4.250%	10/15/2010- 08/15/2013		17,522,000	18,501,409
4.250%	08/15/2014	†	4,490,000	4,909,537
4.125%	05/15/2015		2,430,000	2,631,996
4.000%	02/15/2014- 02/15/2015	†	4,250,000	4,595,199
3.875%	10/31/2012	†	2,000,000	2,147,658
3.875%	02/15/2013- 05/15/2018		15,370,000	16,313,039
3.750%	11/15/2018		5,000,000	5,175,395
3.625%	08/15/2019	†	4,800,000	4,928,251
3.625%	05/15/2013		4,120,000	4,396,493
3.500%	02/15/2018		6,165,000	6,298,417
3.375%	06/30/2013		950,000	1,005,888
3.375%	11/30/2012	†	3,800,000	4,024,736
3.250%	06/30/2016	†	1,000,000	1,024,610
3.125%	05/15/2019	†	1,000,000	984,297
3.125%	08/31/2013		4,425,000	4,638,993
2.750%	02/15/2019	†	6,050,000	5,775,390
2.750%	10/31/2013		3,700,000	3,819,673
2.625%	07/31/2014- 02/29/2016		7,900,000	7,925,177
2.000%	11/30/2013		2,000,000	2,003,438
1.875%	02/28/2014		4,000,000	3,966,564
1.750%	11/15/2011- 08/15/2012	†	8,000,000	8,108,833
1.750%	01/31/2014		6,000,000	5,926,878
1.500%	12/31/2013	†	6,700,000	6,562,342
1.375%	05/15/2012	†	3,000,000	3,011,016
1.125%	06/30/2011	†	4,600,000	4,628,032
0.875%	12/31/2010- 04/30/2011		9,000,000	9,031,799
				221,769,032
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $275,618,706)				278,531,998

MUNICIPAL OBLIGATIONS—0.2%
California General Obligation Bonds, Series 2009 (California)
7.550%	04/01/2039		500,000	556,430
Illinois General Obligation Bonds, Series 2003 (Illinois)
5.100%	06/01/2033		1,100,000	1,024,375
New Jersey Economic Development Authority Revenue Bonds, Series 1997-A (New Jersey)
7.425%	02/15/2029		500,000	565,600
New Jersey State Turnpike Authority Revenue Bonds, Series 2003-B (New Jersey)
4.252%	01/01/2016		25,000	25,341
Oregon General Obligation Bonds, Series 2003 (Oregon)
5.762%	06/01/2023		200,000	207,354
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,366,274)				2,379,100

SOVEREIGN DEBT OBLIGATIONS—1.5%
Government Issued—1.5%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	†	$260,000	$351,000
10.125%	05/15/2027		635,000	942,975
8.875%	04/15/2024		400,000	532,000
7.875%	03/07/2015		455,000	538,720
7.125%	01/20/2037		460,000	550,850
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	320,515
Hydro Quebec, Series JL (Canada)
6.300%	05/11/2011		350,000	377,704
Malaysia Government (Malaysia)
7.500%	07/15/2011		250,000	273,840
People’s Republic of China (China)
4.750%	10/29/2013		250,000	269,909
Peruvian Government International Bond (Peru)
6.550%	03/14/2037	†	500,000	545,000
Province of British Columbia, Series BCUSD-2 (Canada)
6.500%	01/15/2026		150,000	177,176
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	†	500,000	539,352
Province of Ontario (Canada)
5.450%	04/27/2016	†	1,000,000	1,118,878
4.500%	02/03/2015		400,000	432,705
Province of Quebec, Series PD (Canada)
7.500%	09/15/2029		600,000	797,663
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011		850,000	905,933
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	262,621
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	104,558
Republic of Chile (Chile)
5.500%	01/15/2013		150,000	168,165
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	187,743
Republic of Italy (Italy)
6.875%	09/27/2023		250,000	301,126
5.375%	06/15/2033	†	500,000	529,846
4.375%	06/15/2013	†	1,000,000	1,062,289
Republic of Italy, Series DTC (Italy)
6.000%	02/22/2011		550,000	586,541
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	275,625
State of Israel (Israel)
5.500%	11/09/2016		600,000	651,539
United Mexican States (Mexico)
8.375%	01/14/2011	†	500,000	546,000
8.125%	12/30/2019	†	750,000	917,625
United Mexican States MTN (Mexico)
8.300%	08/15/2031		500,000	642,500
United Mexican States, Series A MTN (Mexico)
5.875%	01/15/2014		1,000,000	1,075,000
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $15,340,961)				15,985,398

ASSET BACKED SECURITIES—0.4%
Automobile—0.2%
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%	03/17/2014		2,000,000	2,103,850

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Credit Card—0.2%
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		$1,450,000	$1,526,722
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		500,000	551,987
				2,078,709
TOTAL ASSET BACKED SECURITIES
(Cost $3,972,447)				4,182,559

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—3.4%
Mortgage Backed—3.4%
Banc of America Commercial Mortgage, Inc.
Series 2002-2, Class A3
5.118%	07/11/2043		500,000	517,425
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A
4.933%	07/10/2045		1,185,000	1,107,839
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A5
4.811%	12/10/2042		500,000	487,448
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class AM
5.351%	09/10/2047	#	1,000,000	857,994
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A2
5.381%	01/15/2049		1,500,000	1,500,319
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.298%	10/12/2042	#	921,000	911,336
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A3
5.251%	04/15/2040	#	750,000	754,618
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.399%	07/15/2044	#	900,000	889,079
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A3
5.100%	08/15/2038	#	2,650,000	2,630,929
CS First Boston Mortgage Securities Corp.
Series 2004-C2, Class A2
5.416%	05/15/2036	#	2,000,000	2,040,573
CS First Boston Mortgage Securities Corp.
Series 2005-C2, Class A4
4.832%	04/15/2037		750,000	719,929
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.223%	08/15/2048		750,000	621,531
GE Capital Commercial Mortgage Corp.
Series 2001-1, Class A2
6.531%	05/15/2033		1,000,000	1,042,516
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class D
5.044%	12/10/2041	#	250,000	114,838
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	888,628
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.999%	08/10/2045	#	$3,500,000	$2,902,244
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.553%	04/10/2038	#	1,200,000	1,086,564
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB9, Class A4
5.558%	06/12/2041	#	750,000	739,455
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class AM
5.498%	01/12/2043	#	900,000	768,322
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	437,046
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class E
4.981%	07/15/2042	#	750,000	300,718
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	550,596
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A, Class A2
4.767%	03/12/2039		1,000,000	1,033,578
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	914,758
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B
4.996%	08/15/2042	#	1,075,000	961,316
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	610,593
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	672,218
Morgan Stanley Capital I
Series 2004-T13, Class A2
3.940%	09/13/2045		7,885	7,957
Morgan Stanley Capital I
Series 2007-HQ11, Class A4
5.447%	02/12/2044	#	1,500,000	1,285,237
Morgan Stanley Capital I
Series 2006-IQ12, Class A2
5.283%	12/15/2043		750,000	748,770
Morgan Stanley Capital I
Series 2007-IQ13, Class AM
5.406%	03/15/2044		1,500,000	1,018,811
Morgan Stanley Capital I
Series 2006-HQ9, Class AM
5.773%	07/12/2044	#	1,000,000	759,644
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class A1
4.180%	03/12/2035		470,941	478,431
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	747,478
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	753,958
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	502,042
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	485,421

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A4
5.412%	07/15/2041	#	$750,000	$749,850
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A3
5.891%	05/15/2043	#	1,000,000	988,234
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	381,868
Wachovia Bank Commercial Mortgage Trust
Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	554,419
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AJ
6.188%	06/15/2045	#	1,000,000	645,584
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $38,583,162)				36,170,114

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.2%
Non-U.S. Government Agency Obligations—1.2%
China Development Bank Corp. (China)
5.000%	10/15/2015	†	250,000	269,232
Eksportfinans ASA MTN (Norway)
5.000%	02/14/2012		800,000	858,833
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015		500,000	510,817
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017		1,000,000	1,088,750
4.125%	10/15/2014	†	1,000,000	1,026,018
3.250%	02/15/2011		1,000,000	1,032,887
3.250%	03/15/2013		750,000	779,016
Kreditanstalt fuer Wiederaufbau MTN (Germany)
2.250%	04/16/2012		2,000,000	2,035,856
Landwirtschaftliche Rentenbank (Germany)
4.875%	02/14/2011	†	1,000,000	1,058,935
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015	†	1,000,000	1,089,702
Oesterreichische Kontrollbank AG (Austria)
4.750%	11/08/2011		1,000,000	1,066,130
2.875%	03/15/2011		1,000,000	1,027,474
Pemex Project Funding Master Trust
9.125%	10/13/2010		80,000	85,400
6.625%	06/15/2035		500,000	483,593
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	536,987
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,457,975)				12,949,630

		Shares	Value
CASH EQUIVALENTS—13.0%
Institutional Money Market Funds—12.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		16,867,427	$16,867,427
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	19,558,930	19,558,930
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	35,000,000	35,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	25,000,000	25,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	15,000,000	15,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	17,500,000	17,500,000
			128,926,357

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.8%
General Electric Capital Corp., Series A
0.534%	10/26/2009	#††	$7,941,203	7,941,203
TOTAL CASH EQUIVALENTS
(Cost $136,867,560)				136,867,560
TOTAL INVESTMENTS—112.1%
(Cost $1,152,233,892)				1,181,691,130
Other assets less liabilities—(12.1%)				(127,482,485)
NET ASSETS—100.0%				$1,054,208,645

Legend to the Schedule of Investments:
MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
Δ	Security in default.
#	Rate is subject to change. Rate shown reflects current rate.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 0.1% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—99.4%
Aerospace & Defense—2.7%
Boeing Co. (The)		25,805	$1,397,341
General Dynamics Corp.		13,691	884,439
Goodrich Corp.		4,424	240,400
Honeywell International, Inc.		26,416	981,355
ITT Corp.		6,369	332,143
L-3 Communications Holdings, Inc.		4,215	338,549
Lockheed Martin Corp.		11,599	905,650
Northrop Grumman Corp.		11,331	586,379
Precision Castparts Corp.		4,953	504,562
Raytheon Co.		13,862	664,960
Rockwell Collins, Inc.		5,595	284,226
United Technologies Corp.		33,509	2,041,703
			9,161,707
Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		6,044	349,041
Expeditors International of Washington, Inc.		7,780	273,467
FedEx Corp.		11,048	831,031
United Parcel Service, Inc., Class B		35,400	1,999,038
			3,452,577
Airlines—0.1%
Southwest Airlines Co.		25,168	241,613
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	8,817	150,154
Johnson Controls, Inc.	†	21,006	536,913
			687,067
Automobiles—0.3%
Ford Motor Co.	*	114,227	823,577
Harley-Davidson, Inc.	†	8,160	187,680
			1,011,257
Beverages—2.7%
Brown-Forman Corp., Class B		3,887	187,431
Coca-Cola Co. (The)		82,331	4,421,175
Coca-Cola Enterprises, Inc.		11,082	237,265
Constellation Brands, Inc., Class A	*	6,458	97,839
Dr. Pepper Snapple Group, Inc.	*	8,814	253,402
Molson Coors Brewing Co., Class B		5,351	260,487
Pepsi Bottling Group, Inc.		4,806	175,131
PepsiCo, Inc.		55,420	3,250,937
			8,883,667
Biotechnology—1.7%
Amgen, Inc.	*	36,025	2,169,786
Biogen Idec, Inc.	*	10,267	518,689
Celgene Corp.	*	16,346	913,741
Cephalon, Inc.	*†	2,668	155,384
Genzyme Corp.	*†	9,790	555,387
Gilead Sciences, Inc.	*	32,235	1,501,506
			5,814,493
Building Products—0.1%
Masco Corp.	†	13,473	$174,071
Capital Markets—3.0%
Ameriprise Financial, Inc.		9,361	340,085
Bank of New York Mellon Corp. (The)		42,484	1,231,611
Charles Schwab Corp. (The)		34,056	652,172
E*Trade Financial Corp.	*†	40,315	70,551
Federated Investors, Inc., Class B	†	3,436	90,607
Franklin Resources, Inc.	†	5,329	536,097
Goldman Sachs Group, Inc. (The)		18,117	3,339,869
Invesco Ltd.	†	14,501	330,043
Janus Capital Group, Inc.	†	5,927	84,045
Legg Mason, Inc.		5,693	176,654
Morgan Stanley		48,058	1,484,031
Northern Trust Corp.		8,757	509,307
State Street Corp.		17,531	922,131
T. Rowe Price Group, Inc.	†	8,958	409,381
			10,176,584
Chemicals—2.0%
Air Products & Chemicals, Inc.		7,405	574,480
Airgas, Inc.		2,909	140,708
CF Industries Holdings, Inc.		1,744	150,385
Dow Chemical Co. (The)		40,730	1,061,831
E.I. Du Pont de Nemours & Co.		32,096	1,031,566
Eastman Chemical Co.		2,451	131,227
Ecolab, Inc.		8,178	378,069
FMC Corp.	†	2,512	141,300
International Flavors & Fragrances, Inc.		2,885	109,428
Monsanto Co.		19,411	1,502,411
PPG Industries, Inc.		5,852	340,645
Praxair, Inc.		10,916	891,728
Sigma-Aldrich Corp.		4,487	242,208
			6,695,986
Commercial Banks—2.8%
BB&T Corp.	†	24,234	660,134
Comerica, Inc.		5,684	168,644
Fifth Third Bancorp		27,931	282,941
First Horizon National Corp.	*†	8,157	107,913
Huntington Bancshares, Inc./Ohio		18,397	86,650
KeyCorp		30,492	198,198
M&T Bank Corp.	†	2,789	173,811
Marshall & Ilsley Corp.		13,123	105,903
PNC Financial Services Group, Inc.		16,682	810,578
Regions Financial Corp.		40,205	249,673
SunTrust Banks, Inc.		17,004	383,440
U.S. Bancorp		67,469	1,474,872
Wells Fargo & Co.		165,781	4,671,709
Zions Bancorporation	†	3,760	67,567
			9,442,033
Commercial Services & Supplies—0.5%
Avery Dennison Corp.		4,176	150,378
Cintas Corp.	†	4,626	140,214
Iron Mountain, Inc.	*	6,456	172,117
Pitney Bowes, Inc.		7,101	176,460

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
R.R. Donnelley & Sons Co.		6,781	$144,164
Republic Services, Inc.		11,315	300,639
Stericycle, Inc.	*†	2,968	143,800
Waste Management, Inc.		17,870	532,883
			1,760,655
Communications Equipment—2.7%
Ciena Corp.	*†	4,050	65,934
Cisco Systems, Inc.	*	204,920	4,823,817
Harris Corp.		4,845	182,172
JDS Uniphase Corp.	*	9,312	66,208
Juniper Networks, Inc.	*†	18,468	499,005
Motorola, Inc.		81,614	701,064
QUALCOMM, Inc.		58,910	2,649,772
Tellabs, Inc.	*	15,151	104,845
			9,092,817
Computers & Peripherals—5.7%
Apple, Inc.	*	31,770	5,889,205
Dell, Inc.	*	61,741	942,168
EMC Corp.	*	71,526	1,218,803
Hewlett-Packard Co.		84,208	3,975,460
International Business Machines Corp.		46,565	5,569,639
Lexmark International, Inc., Class A	*†	2,870	61,820
NetApp, Inc.	*	11,394	303,992
QLogic Corp.	*	4,584	78,845
SanDisk Corp.	*	8,140	176,638
Sun Microsystems, Inc.	*	26,577	241,585
Teradata Corp.	*	6,258	172,220
Western Digital Corp.	*	7,772	283,911
			18,914,286
Construction & Engineering—0.2%
Fluor Corp.		6,440	327,474
Jacobs Engineering Group, Inc.	*†	4,416	202,915
Quanta Services, Inc.	*	6,807	150,639
			681,028
Construction Materials—0.1%
Vulcan Materials Co.	†	4,377	236,664
Consumer Finance—0.7%
American Express Co.		42,208	1,430,851
Capital One Financial Corp.		16,472	588,545
Discover Financial Services		18,841	305,789
SLM Corp.	*	16,076	140,183
			2,465,368
Containers & Packaging—0.2%
Ball Corp.		3,168	155,866
Bemis Co., Inc.		3,365	87,187
Owens-Illinois, Inc.	*	6,009	221,732
Pactiv Corp.	*	4,478	116,652
Sealed Air Corp.		5,776	113,383
			694,820
Distributors—0.1%
Genuine Parts Co.		5,876	223,641
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*†	4,455	328,200
DeVry, Inc.	†	2,111	116,780
H&R Block, Inc.		11,954	219,715
			664,695
Diversified Financial Services—4.6%
Bank of America Corp.		307,645	$5,205,353
Citigroup, Inc.		456,793	2,210,878
CME Group, Inc.		2,403	740,581
IntercontinentalExchange, Inc.	*	2,662	258,720
JPMorgan Chase & Co.		139,468	6,111,488
Leucadia National Corp.	*	6,542	161,718
Moody’s Corp.	†	6,750	138,105
NASDAQ OMX Group, Inc. (The)	*	4,996	105,166
NYSE Euronext		9,526	275,206
			15,207,215
Diversified Telecommunication Services—2.9%
AT&T, Inc.		209,614	5,661,674
CenturyTel, Inc.		10,833	363,989
Frontier Communications Corp.	†	10,409	78,484
Qwest Communications International, Inc.	†	54,351	207,077
Verizon Communications, Inc.		101,123	3,060,993
Windstream Corp.	†	16,029	162,374
			9,534,591
Electric Utilities—2.1%
Allegheny Energy, Inc.		6,277	166,466
American Electric Power Co., Inc.		17,316	536,623
Duke Energy Corp.		45,666	718,783
Edison International		11,550	387,849
Entergy Corp.		7,117	568,364
Exelon Corp.		23,418	1,162,001
FirstEnergy Corp.		11,089	506,989
FPL Group, Inc.		14,587	805,640
Northeast Utilities		6,536	155,165
Pepco Holdings, Inc.	†	7,419	110,395
Pinnacle West Capital Corp.		3,328	109,225
PPL Corp.		13,275	402,763
Progress Energy, Inc.		10,163	396,967
Southern Co.		27,787	880,014
			6,907,244
Electrical Equipment—0.4%
Emerson Electric Co.		26,694	1,069,895
Rockwell Automation, Inc.	†	5,106	217,516
			1,287,411
Electronic Equipment, Instruments & Components—0.5%
Agilent Technologies, Inc.	*	12,583	350,185
Amphenol Corp., Class A	†	6,088	229,396
Corning, Inc.		55,190	844,959
FLIR Systems, Inc.	*†	5,021	140,437
Jabil Circuit, Inc.		6,753	90,558
Molex, Inc.	†	5,255	109,724
			1,765,259
Energy Equipment & Services—1.9%
Baker Hughes, Inc.	†	11,275	480,991
BJ Services Co.		10,220	198,575
Cameron International Corp.	*†	7,574	286,449
Diamond Offshore Drilling, Inc.	†	2,484	237,272
ENSCO International, Inc.		5,078	216,018
FMC Technologies, Inc.	*	4,308	225,050
Halliburton Co.		31,838	863,447

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nabors Industries Ltd. (Bermuda)	*	10,155	$212,240
National Oilwell Varco, Inc.	*	14,873	641,472
Rowan Cos., Inc.	†	4,160	95,971
Schlumberger Ltd.		42,579	2,537,708
Smith International, Inc.	†	7,823	224,520
			6,219,713
Food & Staples Retailing—2.8%
Costco Wholesale Corp.		15,404	869,710
CVS Caremark Corp.		51,264	1,832,175
Kroger Co. (The)		23,684	488,838
Safeway, Inc.		14,944	294,696
SUPERVALU, Inc.	†	7,553	113,748
Sysco Corp.		20,816	517,278
Walgreen Co.		35,237	1,320,330
Wal-Mart Stores, Inc.		76,913	3,775,659
Whole Foods Market, Inc.	*†	5,244	159,890
			9,372,324
Food Products—1.6%
Archer-Daniels-Midland Co.		22,776	665,515
Campbell Soup Co.	†	6,910	225,404
ConAgra Foods, Inc.		15,634	338,945
Dean Foods Co.	*	6,452	114,781
General Mills, Inc.		11,583	745,713
H.J. Heinz Co.		11,141	442,855
Hershey Co. (The)	†	6,093	236,774
Hormel Foods Corp.		2,325	82,584
J.M. Smucker Co. (The)		4,079	216,228
Kellogg Co.		8,929	439,575
Kraft Foods, Inc., Class A		52,370	1,375,760
McCormick & Co., Inc.	†	4,418	149,947
Sara Lee Corp.		24,469	272,585
Tyson Foods, Inc., Class A		10,902	137,692
			5,444,358
Gas Utilities—0.1%
EQT Corp.	†	4,706	200,475
Nicor, Inc.		1,395	51,043
Questar Corp.		6,412	240,835
			492,353
Health Care Equipment & Supplies—2.0%
Baxter International, Inc.		21,503	1,225,886
Becton Dickinson and Co.		8,685	605,779
Boston Scientific Corp.	*	54,664	578,892
C.R. Bard, Inc.	†	3,477	273,327
CareFusion Corp.	*	6,554	142,877
DENTSPLY International, Inc.	†	5,318	183,684
Hospira, Inc.	*	5,724	255,290
Intuitive Surgical, Inc.	*	1,310	343,547
Medtronic, Inc.		39,318	1,446,902
St. Jude Medical, Inc.	*	12,236	477,326
Stryker Corp.		9,857	447,804
Varian Medical Systems, Inc.	*	4,482	188,827
Zimmer Holdings, Inc.	*	7,769	415,253
			6,585,394
Health Care Providers & Services—2.0%
Aetna, Inc.		15,694	436,764
AmerisourceBergen Corp.		11,128	249,045
Cardinal Health, Inc.		13,109	351,321
CIGNA Corp.		9,619	270,198
Coventry Health Care, Inc.	*†	5,620	112,175
DaVita, Inc.	*	3,815	$216,082
Express Scripts, Inc.	*	9,825	762,223
Humana, Inc.	*†	6,075	226,597
Laboratory Corp. of America Holdings	*†	3,800	249,660
McKesson Corp.		9,692	577,159
Medco Health Solutions, Inc.	*	16,840	931,420
Patterson Cos., Inc.	*†	2,852	77,717
Quest Diagnostics, Inc.	†	5,485	286,262
Tenet Healthcare Corp.	*	14,819	87,136
UnitedHealth Group, Inc.		41,346	1,035,304
WellPoint, Inc.	*	16,891	799,958
			6,669,021
Health Care Technology—0.0%
IMS Health, Inc.		6,032	92,591
Hotels, Restaurants & Leisure—1.5%
Carnival Corp.		15,946	530,683
Darden Restaurants, Inc.		4,663	159,148
International Game Technology		10,630	228,333
Marriott International, Inc., Class A	†	9,083	250,600
McDonald’s Corp.		38,775	2,212,889
Starbucks Corp.	*	26,815	553,730
Starwood Hotels & Resorts Worldwide, Inc.	†	6,578	217,271
Wyndham Worldwide Corp.		6,076	99,160
Wynn Resorts Ltd.	*†	2,210	156,667
Yum! Brands, Inc.		16,749	565,446
			4,973,927
Household Durables—0.4%
Black & Decker Corp.		1,913	88,553
D.R. Horton, Inc.	†	10,479	119,565
Fortune Brands, Inc.		5,538	238,023
Harman International Industries, Inc.		2,000	67,760
KB Home	†	2,308	38,336
Leggett & Platt, Inc.		5,276	102,354
Lennar Corp., Class A	†	5,349	76,223
Newell Rubbermaid, Inc.	†	10,490	164,588
Pulte Homes, Inc.	†	11,419	125,495
Whirlpool Corp.	†	2,688	188,053
			1,208,950
Household Products—2.6%
Clorox Co.		5,087	299,217
Colgate-Palmolive Co.		17,760	1,354,733
Kimberly-Clark Corp.		14,707	867,419
Procter & Gamble Co. (The)		103,807	6,012,501
			8,533,870
Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	24,389	361,445
Constellation Energy Group, Inc.		6,846	221,605
Dynegy, Inc., Class A	*	14,627	37,299
			620,349
Industrial Conglomerates—2.5%
3M Co.		24,700	1,822,860
General Electric Co.		377,093	6,191,867
Textron, Inc.	†	9,658	183,309
			8,198,036

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Insurance—2.6%
Aflac, Inc.		16,626	$710,595
Allstate Corp. (The)		18,947	580,157
American International Group, Inc.	*†	4,555	200,921
AON Corp.		9,700	394,693
Assurant, Inc.		4,173	133,786
Chubb Corp.		12,442	627,201
Cincinnati Financial Corp.	†	5,643	146,662
Genworth Financial, Inc., Class A		16,334	195,191
Hartford Financial Services Group, Inc.	†	13,686	362,679
Lincoln National Corp.		10,268	266,044
Loews Corp.		13,167	450,970
Marsh & McLennan Cos., Inc.		19,033	470,686
MBIA, Inc.	*†	6,439	49,967
MetLife, Inc.		29,076	1,106,923
Principal Financial Group, Inc.		11,425	312,931
Progressive Corp. (The)	*	24,813	411,400
Prudential Financial, Inc.		16,422	819,622
Torchmark Corp.		2,839	123,298
Travelers Cos., Inc. (The)		20,202	994,544
Unum Group		11,872	254,536
XL Capital Ltd., Class A (Bermuda)	†	12,158	212,279
			8,825,085
Internet & Catalog Retail—0.4%
Amazon.com, Inc.	*	11,762	1,098,100
Expedia, Inc.	*†	7,960	190,642
			1,288,742
Internet Software & Services—1.9%
Akamai Technologies, Inc.	*†	6,199	121,996
eBay, Inc.	*	39,685	936,963
Google, Inc., Class A	*	8,549	4,239,022
VeriSign, Inc.	*†	6,854	162,371
Yahoo! Inc.	*	43,044	766,614
			6,226,966
IT Services—1.1%
Affiliated Computer Services, Inc., Class A	*	3,413	184,882
Automatic Data Processing, Inc.		18,182	714,553
Cognizant Technology Solutions Corp., Class A	*	10,235	395,685
Computer Sciences Corp.	*	5,327	280,786
Convergys Corp.	*	4,528	45,008
Fidelity National Information Services, Inc.		6,773	172,779
Fiserv, Inc.	*	5,561	268,040
Mastercard, Inc., Class A		3,327	672,553
Paychex, Inc.	†	11,193	325,157
Total System Services, Inc.		7,089	114,204
Western Union Co. (The)		24,705	467,419
			3,641,066
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	8,976	42,905
Hasbro, Inc.	†	4,244	117,771
Mattel, Inc.		12,835	236,934
			397,610
Life Sciences Tools & Services—0.4%
Life Technologies Corp.	*	6,115	$284,653
Millipore Corp.	*	2,069	145,513
PerkinElmer, Inc.	†	4,019	77,326
Thermo Fisher Scientific, Inc.	*	14,550	635,398
Waters Corp.	*	3,559	198,806
			1,341,696
Machinery—1.6%
Caterpillar, Inc.	†	21,975	1,127,977
Cummins, Inc.		7,178	321,646
Danaher Corp.		9,251	622,777
Deere & Co.		15,329	657,921
Dover Corp.		6,834	264,886
Eaton Corp.		5,795	327,939
Flowserve Corp.		2,041	201,120
Illinois Tool Works, Inc.		13,573	579,703
PACCAR, Inc.	†	12,833	483,933
Pall Corp.		3,958	127,764
Parker Hannifin Corp.		5,726	296,836
Snap-On, Inc.		1,846	64,167
Stanley Works (The)		2,596	110,823
			5,187,492
Media—2.6%
CBS Corp., Class B		24,354	293,466
Comcast Corp., Class A		102,535	1,731,816
DIRECTV Group, Inc. (The)	*†	16,226	447,513
Gannett Co., Inc.	†	7,093	88,733
Interpublic Group of Cos., Inc.	*†	16,092	121,012
McGraw-Hill Cos., Inc. (The)		11,007	276,716
Meredith Corp.		1,189	35,599
New York Times Co. (The), Class A	†	4,417	35,866
News Corp., Class A		79,959	958,708
Omnicom Group, Inc.		11,333	418,641
Scripps Networks Interactive, Inc., Class A		3,006	111,072
Time Warner Cable, Inc.	†	12,479	537,720
Time Warner, Inc.		42,523	1,223,812
Viacom, Inc., Class B	*†	21,413	600,421
Walt Disney Co. (The)		66,048	1,813,678
Washington Post Co. (The), Class B		218	102,041
			8,796,814
Metals & Mining—1.0%
AK Steel Holding Corp.	†	4,204	82,945
Alcoa, Inc.		35,508	465,865
Allegheny Technologies, Inc.	†	3,676	128,623
Freeport-McMoRan Copper & Gold, Inc.		14,621	1,003,147
Newmont Mining Corp.		17,367	764,495
Nucor Corp.		11,412	536,478
Titanium Metals Corp.		2,725	26,133
United States Steel Corp.	†	5,007	222,161
			3,229,847
Multiline Retail—0.9%
Big Lots, Inc.	*	3,160	79,063
Family Dollar Stores, Inc.		4,909	129,598
J.C. Penney Co., Inc.		7,892	266,355
Kohl’s Corp.	*	11,097	633,084
Macy’s, Inc.		15,119	276,526
Nordstrom, Inc.	†	5,903	180,278

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sears Holdings Corp.	*†	1,794	$117,166
Target Corp.		26,735	1,247,990
			2,930,060
Multi-Utilities—1.3%
Ameren Corp.		8,206	207,448
Centerpoint Energy, Inc.		13,038	162,062
CMS Energy Corp.		8,594	115,160
Consolidated Edison, Inc.		9,712	397,609
Dominion Resources, Inc.		20,934	722,223
DTE Energy Co.	†	5,866	206,131
Integrys Energy Group, Inc.	†	2,588	92,883
NiSource, Inc.		9,819	136,386
PG&E Corp.		13,376	541,594
Public Service Enterprise Group, Inc.		18,350	576,924
SCANA Corp.		3,961	138,239
Sempra Energy		8,884	442,512
TECO Energy, Inc.		7,055	99,334
Wisconsin Energy Corp.		4,032	182,126
Xcel Energy, Inc.		15,865	305,243
			4,325,874
Office Electronics—0.1%
Xerox Corp.		30,881	239,019
Oil, Gas & Consumable Fuels—9.8%
Anadarko Petroleum Corp.		17,436	1,093,760
Apache Corp.		11,906	1,093,328
Cabot Oil & Gas Corp.		3,632	129,844
Chesapeake Energy Corp.		22,475	638,290
Chevron Corp.		71,251	5,018,208
ConocoPhillips		52,725	2,381,061
Consol Energy, Inc.		6,431	290,102
Denbury Resources, Inc.	*	9,309	140,845
Devon Energy Corp.		15,766	1,061,525
El Paso Corp.		25,727	265,503
EOG Resources, Inc.		9,074	757,770
Exxon Mobil Corp.		170,842	11,721,470
Hess Corp.		10,324	551,921
Marathon Oil Corp.		25,126	801,519
Massey Energy Co.	†	3,180	88,690
Murphy Oil Corp.		6,950	400,112
Noble Energy, Inc.		6,317	416,669
Occidental Petroleum Corp.		28,842	2,261,213
Peabody Energy Corp.		9,363	348,491
Pioneer Natural Resources Co.		4,306	156,265
Range Resources Corp.	†	5,480	270,493
Southwestern Energy Co.	*	12,485	532,860
Spectra Energy Corp.		22,782	431,491
Sunoco, Inc.		3,836	109,134
Tesoro Corp.	†	4,285	64,189
Valero Energy Corp.		20,292	393,462
Williams Cos., Inc. (The)		20,306	362,868
XTO Energy, Inc.		20,582	850,448
			32,631,531
Paper & Forest Products—0.2%
International Paper Co.		15,859	352,546
MeadWestvaco Corp.		6,475	144,457
Weyerhaeuser Co.		7,530	275,974
			772,977
Personal Products—0.2%
Avon Products, Inc.		15,542	$527,806
Estee Lauder Cos., Inc. (The), Class A		4,276	158,554
			686,360
Pharmaceuticals—6.9%
Abbott Laboratories		55,003	2,720,998
Allergan, Inc.		11,163	633,612
Bristol-Myers Squibb Co.		70,443	1,586,376
Eli Lilly & Co.		35,942	1,187,164
Forest Laboratories, Inc.	*	11,039	324,988
Johnson & Johnson		97,908	5,961,618
King Pharmaceuticals, Inc.	*†	9,464	101,927
Merck & Co., Inc.		75,041	2,373,547
Mylan, Inc.	*†	10,813	173,116
Pfizer, Inc.		240,270	3,976,469
Schering-Plough Corp.		57,911	1,635,986
Watson Pharmaceuticals, Inc.	*†	3,948	144,655
Wyeth		47,455	2,305,364
			23,125,820
Professional Services—0.1%
Dun & Bradstreet Corp.		1,926	145,066
Equifax, Inc.		4,486	130,722
Monster Worldwide, Inc.	*†	4,065	71,056
Robert Half International, Inc.	†	5,293	132,431
			479,275
Real Estate Investment Trusts (REITs)—1.1%
Apartment Investment & Management Co., Class A REIT	†	3,454	50,947
AvalonBay Communities, Inc. REIT	†	2,891	210,262
Boston Properties, Inc. REIT	†	5,081	333,060
Equity Residential REIT		10,062	308,903
HCP, Inc. REIT		10,332	296,942
Health Care REIT, Inc. REIT		4,035	167,937
Host Hotels & Resorts, Inc. REIT		21,237	249,959
Kimco Realty Corp. REIT		13,174	171,789
Plum Creek Timber Co., Inc. REIT	†	5,574	170,787
ProLogis REIT	†	15,475	184,462
Public Storage REIT		4,768	358,744
Simon Property Group, Inc. REIT	†	10,155	705,039
Ventas, Inc. REIT	†	5,666	218,141
Vornado Realty Trust REIT	†	5,499	354,191
			3,781,163
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*†	9,194	107,938
Road & Rail—0.9%
Burlington Northern Santa Fe Corp.		9,348	746,251
CSX Corp.		13,822	578,589
Norfolk Southern Corp.		13,331	574,699
Ryder System, Inc.		1,762	68,824
Union Pacific Corp.		17,910	1,045,048
			3,013,411

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc.	*†	20,413	$115,538
Altera Corp.	†	10,844	222,410
Analog Devices, Inc.		10,244	282,530
Applied Materials, Inc.		47,269	633,405
Broadcom Corp., Class A	*	15,052	461,946
Intel Corp.		198,857	3,891,631
KLA-Tencor Corp.		6,297	225,810
Linear Technology Corp.	†	7,967	220,128
LSI Corp.	*	24,378	133,835
MEMC Electronic Materials, Inc.	*	7,971	132,558
Microchip Technology, Inc.	†	6,378	169,017
Micron Technology, Inc.	*†	31,499	258,292
National Semiconductor Corp.	†	7,438	106,140
Novellus Systems, Inc.	*	3,117	65,395
Nvidia Corp.	*	19,209	288,711
Teradyne, Inc.	*†	6,358	58,812
Texas Instruments, Inc.	†	45,251	1,071,996
Xilinx, Inc.		9,474	221,881
			8,560,035
Software—4.0%
Adobe Systems, Inc.	*	18,491	610,943
Autodesk, Inc.	*	7,988	190,114
BMC Software, Inc.	*	6,416	240,792
CA, Inc.		13,792	303,286
Citrix Systems, Inc.	*	6,304	247,306
Compuware Corp.	*	9,006	66,014
Electronic Arts, Inc.	*	11,834	225,438
Intuit, Inc.	*	11,790	336,015
McAfee, Inc.	*	5,457	238,962
Microsoft Corp.		274,805	7,114,701
Novell, Inc.	*	11,821	53,313
Oracle Corp.		138,196	2,880,005
Red Hat, Inc.	*	6,793	187,759
Salesforce.com, Inc.	*†	3,782	215,309
Symantec Corp.	*	29,024	478,025
			13,387,982
Specialty Retail—1.9%
Abercrombie & Fitch Co., Class A		2,804	92,196
AutoNation, Inc.	*†	3,434	62,087
AutoZone, Inc.	*	1,156	169,030
Bed Bath & Beyond, Inc.	*†	9,108	341,914
Best Buy Co., Inc.		12,421	466,036
GameStop Corp., Class A	*†	6,161	163,082
Gap, Inc. (The)		16,322	349,291
Home Depot, Inc.		60,324	1,607,031
Limited Brands, Inc.		10,156	172,550
Lowe’s Cos., Inc.		52,475	1,098,826
Office Depot, Inc.	*	8,714	57,687
O’Reilly Automotive, Inc.	*†	5,004	180,845
RadioShack Corp.	†	3,908	64,756
Sherwin-Williams Co. (The)	†	3,352	201,656
Staples, Inc.		25,971	603,047
Tiffany & Co.		4,567	175,966
TJX Cos., Inc.		15,028	558,290
			6,364,290
Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.		11,411	375,650
NIKE, Inc., Class B		14,032	907,870
Polo Ralph Lauren Corp.	†	1,954	$149,716
V.F. Corp.		3,268	236,701
			1,669,937
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	†	16,896	222,182
People’s United Financial, Inc.	†	12,841	199,806
			421,988
Tobacco—1.6%
Altria Group, Inc.		73,502	1,309,071
Lorillard, Inc.		5,886	437,330
Philip Morris International, Inc.		68,754	3,351,070
Reynolds American, Inc.		5,885	262,000
			5,359,471
Trading Companies & Distributors—0.1%
Fastenal Co.	†	4,379	169,467
W.W. Grainger, Inc.	†	2,215	197,933
			367,400
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	14,048	511,347
MetroPCS Communications, Inc.	*†	8,843	82,770
Sprint Nextel Corp.	*	104,285	411,926
			1,006,043
TOTAL COMMON STOCKS
(Cost $255,660,341)			331,753,527

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.125%	12/17/2009	‡‡
(Cost $244,934)			$245,000	244,963

		Shares	Value
CASH EQUIVALENTS—6.0%
Institutional Money Market Funds—6.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		1,477,316	1,477,316
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	7,382,224	7,382,224
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	2,750,000	2,750,000
Short-Term Investments Trust Liquid Assets Portfolio	††	3,500,000	3,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	2,500,000	2,500,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
CASH EQUIVALENTS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund—Select Class ††	2,500,000	$2,500,000
TOTAL CASH EQUIVALENTS
(Cost $20,109,540)		20,109,540
TOTAL INVESTMENTS—105.5%
(Cost $276,014,815)		352,108,030
Other assets less liabilities—(5.5%)		(18,398,142)
NET ASSETS—100.0%		$333,709,888

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—98.2%
Aerospace & Defense—2.2%
AAR Corp.	*†	1,489	$32,669
Alliant Techsystems, Inc.	*†	1,550	120,668
American Science & Engineering, Inc.		435	29,597
Applied Signal Technology, Inc.		1,237	28,785
BE Aerospace, Inc.	*†	2,393	48,195
Boeing Co. (The)		25,335	1,371,890
Ceradyne, Inc.	*	1,867	34,222
Cubic Corp.		476	18,788
Curtiss-Wright Corp.	†	2,112	72,083
Esterline Technologies Corp.	*	1,049	41,131
GenCorp, Inc.	*	1,629	8,731
General Dynamics Corp.		13,610	879,206
Goodrich Corp.		4,882	265,288
HEICO Corp., Class A		878	29,773
Hexcel Corp.	*†	4,757	54,420
Honeywell International, Inc.		27,216	1,011,074
ITT Corp.		6,885	359,053
Kratos Defense & Security Solutions, Inc.	*	239	2,091
L-3 Communications Holdings, Inc.		5,024	403,528
Ladish Co., Inc.	*	900	13,617
Lockheed Martin Corp.		12,495	975,610
Moog, Inc., Class A	*†	1,446	42,657
Northrop Grumman Corp.		11,150	577,012
Orbital Sciences Corp.	*†	2,123	31,781
Precision Castparts Corp.		5,136	523,204
Raytheon Co.		15,961	765,649
Rockwell Collins, Inc.		6,041	306,883
Spirit Aerosystems Holdings, Inc., Class A	*†	2,103	37,980
Stanley, Inc.	*	911	23,431
Taser International, Inc.	*	2,292	10,818
Teledyne Technologies, Inc.	*	1,228	44,196
Triumph Group, Inc.		822	39,448
United Technologies Corp.		33,343	2,031,589
			10,235,067
Air Freight & Logistics—0.7%
Air T, Inc.		1,352	13,060
Atlas Air Worldwide Holdings, Inc.	*	600	19,182
C.H. Robinson Worldwide, Inc.		7,150	412,912
Expeditors International of Washington, Inc.		8,772	308,336
FedEx Corp.		11,491	864,353
Forward Air Corp.	†	1,431	33,128
HUB Group, Inc., Class A	*†	2,400	54,840
Pacer International, Inc.		1,664	6,423
United Parcel Service, Inc., Class B		25,582	1,444,616
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	31,972
			3,188,822
Airlines—0.2%
Airtran Holdings, Inc.	*	3,168	19,800
Alaska Air Group, Inc.	*†	1,343	35,979
AMR Corp.	*†	6,672	53,042
Continental Airlines, Inc., Class B	*†	2,723	44,766
Delta Air Lines, Inc.	*†	25,505	228,525
ExpressJet Holdings, Inc.	*	263	657
JetBlue Airways Corp.	*	6,414	$38,356
Mesa Air Group, Inc.	*	847	218
Skywest, Inc.	†	2,390	39,626
Southwest Airlines Co.		30,863	296,285
UAL Corp.	*†	3,500	32,270
US Airways Group, Inc.	*	8,660	40,702
			830,226
Auto Components—0.2%
American Axle & Manufacturing Holdings, Inc.	†	2,113	14,960
Amerigon, Inc.	*	2,107	15,486
ArvinMeritor, Inc.	†	2,791	21,826
BorgWarner, Inc.		4,548	137,623
Cooper Tire & Rubber Co.		3,066	53,900
Dana Holding Corp.	*†	2,450	16,685
Fuel Systems Solutions, Inc.	*	769	27,676
Gentex Corp.		6,594	93,305
Goodyear Tire & Rubber Co. (The)	*	7,281	123,995
Johnson Controls, Inc.		18,909	483,314
Modine Manufacturing Co.		1,208	11,198
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	3,736
Shiloh Industries, Inc.	*	1,441	6,485
Strattec Security Corp.		123	1,754
Superior Industries International, Inc.	†	1,102	15,648
Tenneco, Inc.	*†	1,600	20,864
TRW Automotive Holdings Corp.	*	900	15,075
WABCO Holdings, Inc.		2,354	49,434
			1,112,964
Automobiles—0.2%
Ford Motor Co.	*	122,116	880,456
Harley-Davidson, Inc.	†	9,017	207,391
Thor Industries, Inc.	†	1,221	37,790
Winnebago Industries, Inc.	*	1,432	21,065
			1,146,702
Beverages—2.2%
Brown-Forman Corp., Class B		4,876	235,121
Central European Distribution Corp.	*	652	21,360
Coca-Cola Bottling Co. Consolidated		437	21,164
Coca-Cola Co. (The)		87,056	4,674,907
Coca-Cola Enterprises, Inc.		10,775	230,693
Constellation Brands, Inc., Class A	*	8,096	122,654
Dr. Pepper Snapple Group, Inc.	*	9,896	284,510
Hansen Natural Corp.	*†	2,680	98,463
Molson Coors Brewing Co., Class B		5,822	283,415
Pepsi Bottling Group, Inc.		5,377	195,938
PepsiAmericas, Inc.		3,031	86,565
PepsiCo, Inc.		64,218	3,767,028
			10,021,818
Biotechnology—1.8%
Aastrom Biosciences, Inc.	*†	3,289	1,424
Abraxis Bioscience, Inc.	*	439	15,971
Acorda Therapeutics, Inc.	*	539	12,548
Alexion Pharmaceuticals, Inc.	*†	2,216	98,701
Alkermes, Inc.	*	3,579	32,891
Allos Therapeutics, Inc.	*	3,978	28,840

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Alnylam Pharmaceuticals, Inc.	*†	2,390	$54,205
Altus Pharmaceuticals, Inc.	*	1,600	320
AMAG Pharmaceuticals, Inc.	*†	834	36,429
Amgen, Inc.	*	41,739	2,513,940
Amylin Pharmaceuticals, Inc.	*†	3,885	53,186
Anadys Pharmaceuticals, Inc.	*†	3,242	8,526
Antigenics, Inc.	*†	1,707	3,533
ARCA Biopharma, Inc.	*	57	202
Arena Pharmaceuticals, Inc.	*	1,439	6,432
Ariad Pharmaceuticals, Inc.	*	1,662	3,690
Arqule, Inc.	*	864	3,923
Array Biopharma, Inc.	*†	4,333	10,313
AVI BioPharma, Inc.	*†	2,400	4,128
Avigen, Inc.	*	1,009	1,503
Biogen Idec, Inc.	*	9,376	473,676
BioMarin Pharmaceutical, Inc.	*†	3,444	62,268
Celera Corp.	*†	3,028	18,864
Celgene Corp.	*	18,618	1,040,746
Cell Genesys, Inc.	*	1,642	571
Cell Therapeutics, Inc.	*†	34	42
Celldex Therapeutics, Inc.	*†	429	2,355
Cephalon, Inc.	*†	2,647	154,161
Cepheid, Inc.	*	4,930	65,175
Clinical Data, Inc.	*†	1,998	33,307
Cubist Pharmaceuticals, Inc.	*	1,762	35,592
CytRx Corp.	*	4,200	4,704
Dendreon Corp.	*	3,874	108,433
Emergent Biosolutions, Inc.	*	1,319	23,294
Entremed, Inc.	*	1,390	626
Enzon Pharmaceuticals, Inc.	*†	1,765	14,561
EPIX Pharmaceuticals, Inc.	*	640	9
Exact Sciences Corp.	*	1,250	3,475
Exelixis, Inc.	*†	2,695	17,194
Facet Biotech Corp.	*†	768	13,279
Genaera Corp.	*‡δ	797	—
Genomic Health, Inc.	*	1,284	28,068
Genzyme Corp.	*†	10,181	577,568
Geron Corp.	*†	4,719	30,957
Gilead Sciences, Inc.	*	37,008	1,723,833
GTC Biotherapeutics, Inc.	*	398	637
GTx, Inc.	*	200	2,560
Halozyme Therapeutics, Inc.	*†	6,362	45,234
Hemispherx Biopharma, Inc.	*†	920	1,840
Human Genome Sciences, Inc.	*†	5,277	99,313
Immunogen, Inc.	*	1,323	10,730
Immunomedics, Inc.	*†	2,141	11,818
Incyte Corp. Ltd.	*†	3,102	20,939
InterMune, Inc.	*†	1,586	25,265
Isis Pharmaceuticals, Inc.	*†	2,216	32,287
Keryx Biopharmaceuticals, Inc.	*†	5,221	12,217
Lexicon Pharmaceuticals, Inc.	*†	2,343	4,991
Ligand Pharmaceuticals, Inc., Class B	*	4,898	11,314
MannKind Corp.	*†	4,492	44,246
Martek Biosciences Corp.	*†	1,148	25,933
Maxygen, Inc.	*	1,231	8,235
Medivation, Inc.	*†	1,731	46,979
Momenta Pharmaceuticals, Inc.	*	2,618	27,777
Myriad Genetics, Inc.	*	4,124	112,998
Myriad Pharmaceuticals, Inc.	*†	1,031	6,042
Nabi Biopharmaceuticals	*	1,995	7,162
Neurobiological Technologies, Inc.	*	448	403
Neurocrine Biosciences, Inc.	*†	1,479	4,511
Novavax, Inc.	*†	1,550	6,138
NPS Pharmaceuticals, Inc.	*	1,660	6,673
Onyx Pharmaceuticals, Inc.	*†	1,214	$36,384
Orthologic Corp.	*	1,516	1,198
OSI Pharmaceuticals, Inc.	*†	1,329	46,914
Osiris Therapeutics, Inc.	*†	1,402	9,337
PDL BioPharma, Inc.	†	3,841	30,267
Peregrine Pharmaceuticals, Inc.	*†	9,115	6,289
Pharmasset, Inc.	*†	1,946	41,138
Poniard Pharmaceuticals, Inc.	*†	396	2,962
Progenics Pharmaceuticals, Inc.	*†	793	4,155
Regeneron Pharmaceuticals, Inc.	*	2,632	50,798
Rigel Pharmaceuticals, Inc.	*	1,882	15,432
RXi Pharmaceuticals Corp.	*	209	512
Savient Pharmaceuticals, Inc.	*†	1,389	21,113
Sciclone Pharmaceuticals, Inc.	*	1,700	7,242
SIGA Technologies, Inc.	*†	4,649	36,681
Targeted Genetics Corp.	*	626	203
Telik, Inc.	*	1,748	1,388
Theravance, Inc.	*†	3,224	47,199
Trimeris, Inc.	†	1,214	2,962
United Therapeutics Corp.	*†	1,828	89,554
Vanda Pharmaceuticals, Inc.	*	2,507	29,181
Vertex Pharmaceuticals, Inc.	*†	5,029	190,599
Vion Pharmaceuticals, Inc.	*†	450	455
XOMA Ltd.	*†	4,976	4,031
Zymogenetics, Inc.	*†	2,343	14,152
			8,589,851
Building Products—0.1%
American Woodmark Corp.	†	800	15,472
Ameron International Corp.		542	37,929
Apogee Enterprises, Inc.	†	1,250	18,775
Gibraltar Industries, Inc.		1,188	15,765
Griffon Corp.	*	1,288	12,970
Jewett-Cameron Trading Ltd.	*	1,575	10,159
Lennox International, Inc.	†	2,437	88,024
Masco Corp.		15,650	202,198
NCI Building Systems, Inc.	*†	1,232	3,942
Owens Corning, Inc.	*†	1,100	24,695
Quanex Building Products Corp.		1,671	23,996
Simpson Manufacturing Co., Inc.	†	2,084	52,642
Trex Co., Inc.	*†	731	13,304
U.S. Home Systems, Inc.	*	1,291	3,240
Universal Forest Products, Inc.		1,121	44,235
USG Corp.	*†	3,348	57,519
			624,865
Capital Markets—2.9%
Affiliated Managers Group, Inc.	*†	1,354	88,024
Ameriprise Financial, Inc.		9,235	335,508
Bank of New York Mellon Corp. (The)		49,223	1,426,975
BGC Partners, Inc., Class A		7,270	31,116
BlackRock, Inc.		1,892	410,223
Calamos Asset Management, Inc., Class A		1,800	23,508
Charles Schwab Corp. (The)		37,877	725,345
Deerfield Capital Corp.	*	342	2,394
Diamond Hill Investment Group, Inc.	*	331	19,188
E*Trade Financial Corp.	*†	14,978	26,211
Eaton Vance Corp.	†	5,282	147,843
FCStone Group, Inc.	*	1,722	8,300
Federated Investors, Inc., Class B	†	3,745	98,756
Franklin Resources, Inc.		7,589	763,453

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
GAMCO Investors, Inc., Class A	†	558	$25,501
GFI Group, Inc.		2,520	18,220
GLG Partners, Inc.		9,550	38,487
Goldman Sachs Group, Inc. (The)		20,261	3,735,115
Greenhill & Co., Inc.	†	495	44,342
Invesco Ltd.		16,610	378,044
Investment Technology Group, Inc.	*†	2,078	58,018
Janus Capital Group, Inc.	†	6,411	90,908
Jefferies Group, Inc.	*†	4,678	127,382
KBW, Inc.	*†	1,604	51,681
Kent Financial Services, Inc.	*	2,200	3,894
Knight Capital Group, Inc., Class A	*†	4,630	100,702
LaBranche & Co., Inc.	*	2,588	8,799
Legg Mason, Inc.		5,850	181,526
MF Global Ltd. (Bermuda)	*	2,928	21,287
Morgan Stanley		50,106	1,547,273
Northern Trust Corp.		9,457	550,019
optionsXpress Holdings, Inc.		1,914	33,074
Piper Jaffray Cos.	*†	963	45,954
Raymond James Financial, Inc.	†	3,472	80,828
Safeguard Scientifics, Inc.	*	678	7,438
SEI Investments Co.		5,918	116,466
Siebert Financial Corp.	*	1,469	3,452
State Street Corp.		19,699	1,036,167
Stifel Financial Corp.	*†	1,588	87,181
SWS Group, Inc.	†	1,323	19,051
T. Rowe Price Group, Inc.		11,032	504,162
TD Ameritrade Holding Corp.	*	13,211	259,200
Teton Advisors, Inc.	*‡	8	22
TradeStation Group, Inc.	*	1,690	13,773
Virtus Investment Partners, Inc.	*	210	3,278
Waddell & Reed Financial, Inc., Class A		3,971	112,975
Westwood Holdings Group, Inc.	†	1,027	35,637
			13,446,700
Chemicals—2.0%
A. Schulman, Inc.		1,444	28,779
Air Products & Chemicals, Inc.		8,040	623,743
Airgas, Inc.		3,075	148,738
Albemarle Corp.	†	3,712	128,435
Ampal-American Israel Corp., Class A (Israel)	*	1,391	2,824
Arch Chemicals, Inc.	†	1,211	36,318
Ashland, Inc.	†	3,276	141,589
Cabot Corp.		2,693	62,235
Calgon Carbon Corp.	*†	3,184	47,219
Celanese Corp., Class A		5,993	149,825
CF Industries Holdings, Inc.		2,332	201,088
Cytec Industries, Inc.		1,644	53,381
Dow Chemical Co. (The)		42,556	1,109,435
E.I. Du Pont de Nemours & Co.		35,437	1,138,945
Eastman Chemical Co.		3,211	171,917
Ecolab, Inc.		6,657	307,753
Ferro Corp.		1,818	16,180
FMC Corp.		3,336	187,650
Georgia Gulf Corp.	*†	50	1,500
H.B. Fuller Co.		2,570	53,713
Huntsman Corp.		2,600	23,686
International Flavors & Fragrances, Inc.		3,885	$147,358
Intrepid Potash, Inc.	*†	1,172	27,648
Koppers Holdings, Inc.		1,582	46,906
Kronos Worldwide, Inc.	†	1,131	11,661
Landec Corp.	*	986	6,310
LSB Industries, Inc.	*	1,411	21,969
Lubrizol Corp.		1,819	129,986
Minerals Technologies, Inc.		868	41,282
Monsanto Co.		21,746	1,683,140
Mosaic Co. (The)		5,740	275,922
Nalco Holding Co.		3,074	62,986
NewMarket Corp.		378	35,169
NL Industries, Inc.	†	2,111	14,144
Olin Corp.	†	2,796	48,762
OM Group, Inc.	*	1,147	34,857
Omnova Solutions, Inc.	*	6,478	41,977
Penford Corp.		785	5,628
PolyOne Corp.	*	2,862	19,090
PPG Industries, Inc.		5,657	329,294
Praxair, Inc.		12,623	1,031,173
Quaker Chemical Corp.		483	10,592
RPM International, Inc.		4,832	89,344
Scotts Miracle-Gro Co. (The), Class A	†	1,662	71,383
Sensient Technologies Corp.		2,027	56,290
Sigma-Aldrich Corp.		4,956	267,525
Spartech Corp.		1,451	15,627
Stepan Co.		556	33,405
Terra Industries, Inc.		2,513	87,126
Valhi, Inc.	†	511	6,193
Valspar Corp.		3,724	102,447
W.R. Grace & Co.	*†	4,200	91,308
Zep, Inc.		936	15,210
			9,496,665
Commercial Banks—2.8%
1st Source Corp.		1,180	19,234
Alliance Bankshares Corp.	*	744	1,845
Amcore Financial, Inc.	*†	1,352	2,163
Associated Banc-Corp	†	5,110	58,356
BancFirst Corp.	†	642	23,709
BancorpSouth, Inc.	†	3,611	88,144
BancTrust Financial Group, Inc.	†	1,600	5,712
Bank of Hawaii Corp.	†	1,898	78,843
BB&T Corp.	†	25,393	691,705
BOK Financial Corp.	†	1,765	81,755
Boston Private Financial Holdings, Inc.		1,297	8,443
Bryn Mawr Bank Corp.		1,058	18,483
Capital Bank Corp.		1,282	6,384
Capital City Bank Group, Inc.	†	1,113	15,805
CapitalSource, Inc.		4,975	21,591
Cardinal Financial Corp.	†	1,142	9,399
Cascade Bancorp	†	2,191	2,651
Cascade Financial Corp.		1,063	1,807
Cathay General Bancorp		2,082	16,843
Catskill Litigation Trust	*‡δ	582	—
Central Pacific Financial Corp.	†	929	2,341
Chemical Financial Corp.		1,552	33,818
Citizens Republic Bancorp, Inc.	*†	4,000	3,040
City Bank/Washington	†	1,645	4,261
City Holding Co.		250	7,452
City National Corp./California	†	1,548	60,264
CoBiz Financial, Inc.		1,063	5,294
Comerica, Inc.		5,587	165,766

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Commerce Bancshares, Inc./Missouri		2,354	$87,663
Community Bank System, Inc.	†	1,402	25,615
Community Trust Bancorp, Inc.		665	17,403
Cullen/Frost Bankers, Inc.	†	2,502	129,203
CVB Financial Corp.	†	4,084	30,998
East West Bancorp, Inc.	†	2,200	18,260
Eastern Virginia Bankshares, Inc.		700	5,782
Fidelity Southern Corp.	*	1,406	4,457
Fifth Third Bancorp		20,084	203,451
Financial Institutions, Inc.		749	7,468
First BanCorp. (Puerto Rico)	†	3,246	9,900
First Bancorp/North Carolina	†	643	11,606
First Busey Corp.	†	2,407	11,313
First Citizens BancShares, Inc./North Carolina, Class A	†	254	40,411
First Commonwealth Financial Corp.		2,619	14,876
First Financial Bancorp		1,895	22,835
First Financial Bankshares, Inc.	†	333	16,470
First Horizon National Corp.	*	8,095	107,093
First Merchants Corp.		874	6,092
First Midwest Bancorp, Inc./Illinois		2,002	22,563
First of Long Island Corp. (The)	†	986	26,218
FirstMerit Corp.	†	3,951	75,187
FNB Corp./Pennsylvania	†	3,344	23,776
Frontier Financial Corp.	†	2,254	2,457
Fulton Financial Corp.	†	6,533	48,083
Glacier Bancorp, Inc.	†	1,771	26,459
Guaranty Bancorp	*	5,300	7,844
Hancock Holding Co.	†	1,041	39,110
Hanmi Financial Corp.	*†	3,600	5,904
Harleysville National Corp.		1,599	8,523
Heritage Financial Corp./Washington		332	4,366
Home Bancshares, Inc./Arkansas		1,064	23,323
Huntington Bancshares, Inc./Ohio		13,268	62,492
IBERIABANK Corp.	†	966	44,011
Independent Bank Corp./Massachusetts	†	874	19,342
Independent Bank Corp./Michigan	†	2,079	3,950
Integra Bank Corp.		848	941
International Bancshares Corp.	†	3,248	52,975
KeyCorp		27,431	178,301
M&T Bank Corp.	†	3,305	205,968
Marshall & Ilsley Corp.	†	8,572	69,176
MB Financial, Inc.		931	19,523
Merchants Bancshares, Inc.		571	12,197
Midsouth Bancorp, Inc.	†	522	6,890
MidWestOne Financial Group, Inc.		552	4,968
National Penn Bancshares, Inc.		2,758	16,851
NBT Bancorp, Inc.	†	1,000	22,540
Northern States Financial Corp.	*	772	3,057
Old National Bancorp/Indiana	†	3,552	39,782
Pacific Capital Bancorp	†	1,724	2,483
Pacific Premier Bancorp, Inc.	*	976	4,197
PacWest Bancorp	†	894	17,031
Park National Corp.	†	728	42,471
Peoples Bancorp, Inc./Ohio	†	814	10,623
Peoples Financial Corp./Mississippi		883	$16,433
Pinnacle Financial Partners, Inc.	*†	1,818	23,107
PNC Financial Services Group, Inc.		17,917	870,587
Popular, Inc. (Puerto Rico)		10,296	29,138
PrivateBancorp, Inc.	†	1,200	29,352
Prosperity Bancshares, Inc.	†	2,300	80,017
Regions Financial Corp.	†	41,501	257,721
Republic Bancorp, Inc./ Kentucky, Class A		1,603	31,996
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	1,367
S&T Bancorp, Inc.	†	955	12,377
Sandy Spring Bancorp, Inc.	†	344	5,600
Santander BanCorp (Puerto Rico)	*	1,280	12,480
Shore Bancshares, Inc.		826	13,819
Signature Bank/New York	*	1,900	55,100
Simmons First National Corp., Class A		911	26,246
South Financial Group, Inc. (The)		2,799	4,114
Sterling Bancorp/New York		1,476	10,657
Sterling Bancshares, Inc./Texas		2,422	17,705
Sterling Financial Corp./Washington	*†	2,577	5,154
Suffolk Bancorp	†	1,100	32,571
SunTrust Banks, Inc.		19,144	431,697
Superior Bancorp	*	223	544
Susquehanna Bancshares, Inc.	†	2,932	17,269
SVB Financial Group	*†	1,437	62,179
Synovus Financial Corp.		10,920	40,950
TCF Financial Corp.	†	6,104	79,596
Texas Capital Bancshares, Inc.	*	2,821	47,506
Tompkins Financial Corp.	†	665	29,060
TowneBank/Virginia	†	1,406	17,926
Trustmark Corp.	†	2,435	46,387
U.S. Bancorp		76,153	1,664,705
UCBH Holdings, Inc.	†	3,652	2,922
UMB Financial Corp.	†	1,211	48,973
Umpqua Holdings Corp.		1,151	12,201
United Bankshares, Inc.	†	2,134	41,805
United Community Banks, Inc./Georgia	*†	2,273	11,367
Valley National Bancorp	†	5,962	73,273
W Holding Co., Inc. (Puerto Rico)	†	161	2,157
Washington Trust Bancorp, Inc.		500	8,760
Webster Financial Corp.		2,393	29,841
Wells Fargo & Co.		176,772	4,981,435
WesBanco, Inc.		1,699	26,267
Westamerica Bancorporation	†	1,628	84,656
Western Alliance Bancorp	*†	1,400	8,834
Whitney Holding Corp./Louisiana	†	2,371	22,619
Wilmington Trust Corp.	†	3,204	45,497
Wintrust Financial Corp.		1,017	28,435
Zions Bancorporation	†	5,053	90,802
			12,852,790
Commercial Services & Supplies—0.7%
ABM Industries, Inc.	†	2,291	48,203
ACCO Brands Corp.	*	1,319	9,523
APAC Customer Services, Inc.	*	1,972	11,655
ATC Technology Corp.	*	603	11,915
Avery Dennison Corp.		3,924	141,303
Bowne & Co., Inc.		1,632	12,566

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Brink’s Co. (The)		2,084	$56,081
Cenveo, Inc.	*†	4,741	32,810
Cintas Corp.		5,365	162,613
Clean Harbors, Inc.	*	1,207	67,906
Consolidated Graphics, Inc.	*†	776	19,361
Copart, Inc.	*†	3,582	118,958
Corrections Corp. of America	*	5,700	129,105
Courier Corp.		424	6,424
Covanta Holding Corp.	*†	4,185	71,145
Deluxe Corp.	†	2,098	35,876
EnergySolutions, Inc.	†	4,049	37,332
Ennis, Inc.		695	11,210
G&K Services, Inc., Class A		1,008	22,337
Geo Group, Inc. (The)	*†	2,456	49,538
Healthcare Services Group, Inc.	†	3,735	68,575
Herman Miller, Inc.	†	3,155	53,351
HNI Corp.	†	2,512	59,283
Interface, Inc., Class A		3,357	27,863
Iron Mountain, Inc.	*	7,146	190,512
Kimball International, Inc., Class B		1,500	11,445
Knoll, Inc.		2,701	28,172
M&F Worldwide Corp.	*	780	15,787
McGrath Rentcorp		916	19,483
Mine Safety Appliances Co.	†	1,444	39,725
Mobile Mini, Inc.	*†	2,000	34,720
Perma-Fix Environmental Services, Inc.	*	5,502	12,875
Pitney Bowes, Inc.		9,192	228,421
R.R. Donnelley & Sons Co.		8,887	188,938
Republic Services, Inc.		13,363	355,055
Rollins, Inc.	†	991	18,680
Standard Register Co. (The)	†	1,650	9,702
Steelcase, Inc., Class A	†	1,992	12,370
Stericycle, Inc.	*	3,138	152,036
Sykes Enterprises, Inc.	*	1,423	29,627
Tetra Tech, Inc.	*	2,114	56,084
TRC Cos., Inc.	*	327	1,128
United Stationers, Inc.	*	1,278	60,846
Viad Corp.		937	18,656
Virco Mfg. Corp.		799	2,405
Waste Connections, Inc.	*†	2,362	68,167
Waste Management, Inc.		18,020	537,356
			3,357,123
Communications Equipment—2.5%
3Com Corp.	*	14,501	75,840
ADC Telecommunications, Inc.	*	4,773	39,807
Adtran, Inc.	†	3,197	78,486
Alliance Fiber Optic Products, Inc.	*	4,817	6,118
AltiGen Communications, Inc.	*	4,109	4,109
Anaren, Inc.	*	813	13,821
Arris Group, Inc.	*†	3,613	47,005
Avocent Corp.	*†	2,007	40,682
Bel Fuse, Inc., Class A		545	9,897
Black Box Corp.	†	865	21,703
Blonder Tongue Laboratories, Inc.	*	2,285	2,742
Blue Coat Systems, Inc.	*†	1,072	24,216
Brocade Communications Systems, Inc.	*†	14,008	110,103
Ciena Corp.	*†	5,950	96,866
Cisco Systems, Inc.	*	235,683	5,547,978
CommScope, Inc.	*	2,812	84,163
Comtech Telecommunications Corp.	*†	1,350	$44,847
Digi International, Inc.	*	1,976	16,836
Ditech Networks, Inc.	*	1,360	2,842
EchoStar Corp., Class A	*	1,877	34,649
Emcore Corp.	*	1,219	1,585
EMS Technologies, Inc.	*	960	19,987
Emulex Corp.	*	3,408	35,068
EndWave Corp.	*	911	2,897
Extreme Networks, Inc.	*	4,491	12,575
F5 Networks, Inc.	*†	2,664	105,574
Finisar Corp.	*	857	8,295
Harmonic, Inc.	*	2,820	18,838
Harris Corp.		6,090	228,984
Harris Stratex Networks, Inc., Class A	*	2,182	15,274
Infinera Corp.	*†	4,191	33,318
Integrated Telecom Express, Inc.	*‡δ	1,103	—
InterDigital, Inc.	*	2,803	64,918
Ixia	*	2,330	15,984
JDS Uniphase Corp.	*	7,444	52,927
Juniper Networks, Inc.	*	19,227	519,514
KVH Industries, Inc.	*	375	3,746
Motorola, Inc.		84,429	725,245
NETGEAR, Inc.	*†	1,206	22,130
Network Engines, Inc.	*	1,329	1,475
Numerex Corp., Class A	*	1,800	8,298
Oclaro, Inc.	*	1,816	1,998
Oplink Communications, Inc.	*	758	11,006
Optelecom-NKF, Inc.	*	819	3,382
Optical Cable Corp.	*	240	727
Palm, Inc.	*†	4,574	79,725
Parkervision, Inc.	*†	1,052	4,303
Performance Technologies, Inc.	*	793	2,276
Plantronics, Inc.		1,826	48,955
Polycom, Inc.	*†	4,177	111,735
Powerwave Technologies, Inc.	*	2,434	3,894
QUALCOMM, Inc.		66,522	2,992,160
Riverbed Technology, Inc.	*	1,849	40,604
SCM Microsystems, Inc.	*	1,494	3,869
SeaChange International, Inc.	*	958	7,185
Sonus Networks, Inc.	*	10,700	22,684
Superior TeleCom, Inc.	*‡δ	2,013	—
Sycamore Networks, Inc.	*†	9,917	29,949
Tekelec	*	2,569	42,209
Tellabs, Inc.	*	19,143	132,470
Tollgrade Communications, Inc.	*	601	3,894
UTStarcom, Inc.	*†	4,555	9,520
Verso Technologies, Inc.	*δ	1	—
Viasat, Inc.	*†	1,190	31,630
Westell Technologies, Inc., Class A	*	1,821	2,422
Zoom Technologies, Inc.	*†	542	4,390
Zoom Telephonics, Inc.	*‡	542	1,106
			11,791,435
Computers & Peripherals—4.9%
Adaptec, Inc.	*	3,850	12,859
Apple, Inc.	*	37,319	6,917,823
Avid Technology, Inc.	*†	1,448	20,402
Concurrent Computer Corp.	*	190	874
Cray, Inc.	*	714	5,948
Dataram Corp.	*	1,175	3,983
Dell, Inc.	*	70,097	1,069,680
Diebold, Inc.		3,079	101,392
Dot Hill Systems Corp.	*	1,396	2,429

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electronics for Imaging, Inc.	*	2,638	$29,730
EMC Corp.	*	78,184	1,332,255
Hewlett-Packard Co.		97,477	4,601,889
Hutchinson Technology, Inc.	*†	1,149	8,158
Hypercom Corp.	*	1,992	6,175
iGO, Inc.	*	674	735
Imation Corp.	†	1,564	14,498
Intermec, Inc.	*	2,374	33,474
International Business Machines Corp.		53,740	6,427,841
Lexmark International, Inc., Class A	*†	4,019	86,569
NCR Corp.	*†	7,848	108,459
NetApp, Inc.	*	14,316	381,951
Novatel Wireless, Inc.	*†	1,358	15,427
Overland Storage, Inc.	*	481	496
Presstek, Inc.	*	945	1,994
QLogic Corp.	*	3,731	64,173
Quantum Corp.	*	6,681	8,418
SanDisk Corp.	*	8,969	194,627
Seagate Technology (Cayman Islands)	†	20,081	305,432
Silicon Graphics International Corp.	*	1,843	12,367
STEC, Inc.	*†	1,255	36,885
Stratasys, Inc.	*†	1,782	30,579
Sun Microsystems, Inc.	*	33,887	308,033
Synaptics, Inc.	*†	1,586	39,967
Teradata Corp.	*	7,848	215,977
TransAct Technologies, Inc.	*	888	4,706
Western Digital Corp.	*	8,354	305,172
			22,711,377
Construction & Engineering—0.3%
Aecom Technology Corp.	*	3,236	87,825
Comfort Systems USA, Inc.		2,179	25,255
Dycom Industries, Inc.	*	2,076	25,535
EMCOR Group, Inc.	*	2,908	73,631
Fluor Corp.		7,010	356,458
Furmanite Corp.	*	1,100	4,741
Granite Construction, Inc.	†	1,889	58,446
Insituform Technologies, Inc., Class A	*	1,223	23,408
Jacobs Engineering Group, Inc.	*	4,968	228,280
KBR, Inc.		6,464	150,547
Layne Christensen Co.	*	510	16,345
MasTec, Inc.	*	2,049	24,895
Quanta Services, Inc.	*	8,861	196,094
Shaw Group, Inc. (The)	*	2,182	70,020
Tutor Perini Corp.	*†	960	20,448
URS Corp.	*	2,934	128,069
			1,489,997
Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	59,532
Headwaters, Inc.	*	2,095	8,108
Martin Marietta Materials, Inc.	†	1,737	159,926
Texas Industries, Inc.	†	1,116	46,861
Vulcan Materials Co.	†	3,605	194,922
			469,349
Consumer Finance—0.6%
Advance America Cash Advance Centers, Inc.	†	3,279	18,362
Advanta Corp., Class B		1,050	588
American Express Co.		40,921	1,387,222
AmeriCredit Corp.	*†	6,437	$101,640
Capital One Financial Corp.		17,411	622,095
Cash America International, Inc.		685	20,660
CompuCredit Holdings Corp.	*†	83	391
Discover Financial Services		18,027	292,578
Ezcorp, Inc., Class A	*†	2,031	27,743
First Marblehead Corp. (The)	*†	2,764	6,081
Nelnet, Inc., Class A	*†	481	5,984
Rewards Network, Inc.	*	375	5,153
SLM Corp.	*	20,100	175,272
Student Loan Corp. (The)	†	207	9,605
World Acceptance Corp.	*†	639	16,109
			2,689,483
Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	14,843
AptarGroup, Inc.		3,130	116,937
Ball Corp.		4,676	230,059
Bemis Co., Inc.		4,410	114,263
Crown Holdings, Inc.	*	6,844	186,157
Greif, Inc., Class A		852	46,903
Myers Industries, Inc.		1,716	18,481
Owens-Illinois, Inc.	*	6,064	223,762
Packaging Corp. of America		4,339	88,516
Pactiv Corp.	*	6,523	169,924
Rock-Tenn Co., Class A	†	1,450	68,309
Sealed Air Corp.		7,054	138,470
Silgan Holdings, Inc.		454	23,939
Sonoco Products Co.		3,353	92,342
Temple-Inland, Inc.		4,506	73,988
			1,606,893
Distributors—0.1%
Audiovox Corp., Class A	*	1,218	8,343
Genuine Parts Co.		5,750	218,845
LKQ Corp.	*†	7,000	129,780
			356,968
Diversified Consumer Services—0.4%
American Public Education, Inc.	*†	698	24,249
Apollo Group, Inc., Class A	*†	5,517	406,437
Brink’s Home Security Holdings, Inc.	*	2,084	64,166
Career Education Corp.	*†	4,167	101,591
Coinstar, Inc.	*†	1,075	35,454
Corinthian Colleges, Inc.	*†	3,624	67,261
DeVry, Inc.	†	2,980	164,854
H&R Block, Inc.		11,402	209,569
Hillenbrand, Inc.	†	1,576	32,103
ITT Educational Services, Inc.	*†	1,873	206,798
Jackson Hewitt Tax Service, Inc.	†	1,779	9,073
Learning Tree International, Inc.	*	766	8,725
Matthews International Corp., Class A		1,052	37,220
Pre-Paid Legal Services, Inc.	*	779	39,573
Princeton Review, Inc.	*	818	3,436
Regis Corp.	†	1,818	28,179
Service Corp. International		11,775	82,543
Sotheby’s		2,623	45,194
Steiner Leisure Ltd. (Bahamas)	*†	1,503	53,747
Stewart Enterprises, Inc., Class A	†	4,115	21,521
Strayer Education, Inc.		551	119,942

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Universal Technical Institute, Inc.	*†	418	$8,235
Weight Watchers International, Inc.	†	1,826	50,105
			1,819,975
Diversified Financial Services—3.9%
Bank of America Corp.		354,049	5,990,509
CIT Group, Inc.	†	8,482	10,263
Citigroup, Inc.		627,466	3,036,935
CME Group, Inc.		2,698	831,497
Financial Federal Corp.	†	1,513	37,341
Interactive Brokers Group, Inc., Class A	*	1,570	31,196
IntercontinentalExchange, Inc.	*	2,776	269,799
JPMorgan Chase & Co.		161,486	7,076,317
Leucadia National Corp.	*	6,084	150,396
Medallion Financial Corp.		958	8,009
Moody’s Corp.		9,284	189,951
MSCI, Inc., Class A	*	3,439	101,863
NASDAQ OMX Group, Inc. (The)	*	5,431	114,323
NYSE Euronext		9,567	276,391
PHH Corp.	*†	2,212	43,886
Pico Holdings, Inc.	*	1,150	38,353
Portfolio Recovery Associates, Inc.	*†	504	22,846
Resource America, Inc., Class A		1,287	6,190
			18,236,065
Diversified Telecommunication Services—2.4%
8x8, Inc.	*†	3,048	2,682
Alaska Communications Systems Group, Inc.	†	2,850	26,363
AT&T, Inc.		243,148	6,567,428
CenturyTel, Inc.		10,425	350,280
Cincinnati Bell, Inc.	*	9,266	32,431
Cogent Communications Group, Inc.	*†	2,886	32,612
D&E Communications, Inc.	†	1,712	19,671
Fairpoint Communications, Inc.	†	4,830	1,980
Frontier Communications Corp.		12,478	94,084
General Communication, Inc., Class A	*†	2,516	17,260
HickoryTech Corp.		651	5,566
IDT Corp., Class B	*	1,600	4,784
Iowa Telecommunications Services, Inc.	†	2,702	34,045
Level 3 Communications, Inc.	*†	41,949	58,309
PAETEC Holding Corp.	*	5,459	21,126
Premiere Global Services, Inc.	*	2,174	18,066
Qwest Communications International, Inc.	†	40,556	154,518
SureWest Communications	*	184	2,285
tw telecom Inc.	*†	1,928	25,932
Verizon Communications, Inc.		113,328	3,430,439
Windstream Corp.	†	15,208	154,057
XETA Technologies, Inc.	*	1,946	5,118
			11,059,036

Electric Utilities—1.7%
Allegheny Energy, Inc.		5,273	139,840
Allete, Inc.	†	1,243	41,728
American Electric Power Co., Inc.		17,879	$554,070
Central Vermont Public Service Corp.		540	10,422
Cleco Corp.	†	2,109	52,894
DPL, Inc.		5,037	131,466
Duke Energy Corp.		47,382	745,793
Edison International		12,222	410,415
El Paso Electric Co.	*	1,748	30,887
Empire District Electric Co. (The)		1,197	21,654
Entergy Corp.		7,521	600,627
Exelon Corp.		25,464	1,263,524
FirstEnergy Corp.		11,034	504,474
FPL Group, Inc.		14,866	821,049
Great Plains Energy, Inc.	†	3,450	61,927
Hawaiian Electric Industries, Inc.	†	3,066	55,556
IDACORP, Inc.		1,515	43,617
ITC Holdings Corp.	†	1,539	69,948
MGE Energy, Inc.		1,559	56,872
Northeast Utilities		5,201	123,472
NV Energy, Inc.		7,959	92,245
Pepco Holdings, Inc.		7,066	105,142
Pinnacle West Capital Corp.		3,789	124,355
PNM Resources, Inc.		2,169	25,334
Portland General Electric Co.		1,100	21,692
PPL Corp.		14,691	445,725
Progress Energy, Inc.		10,369	405,013
Southern Co.		30,982	981,200
UIL Holdings Corp.	†	1,496	39,479
Unisource Energy Corp.		1,571	48,308
Unitil Corp.	†	420	9,429
Westar Energy, Inc.		4,032	78,664
			8,116,821
Electrical Equipment—0.7%
A.O. Smith Corp.		1,341	51,092
Active Power, Inc.	*	1,093	940
Acuity Brands, Inc.	†	1,873	60,329
American Superconductor Corp.	*†	1,147	38,470
AMETEK, Inc.	†	4,234	147,809
AZZ, Inc.	*†	1,582	63,549
Baldor Electric Co.	†	2,620	71,631
Belden, Inc.		1,894	43,751
Brady Corp., Class A	†	2,402	68,985
C&D Technologies, Inc.	*†	1,159	2,492
Capstone Turbine Corp.	*†	2,450	3,234
Emerson Electric Co.		30,316	1,215,065
Encore Wire Corp.	†	1,400	31,276
Energy Conversion Devices, Inc.	*†	781	9,044
Evergreen Solar, Inc.	*†	6,400	12,288
First Solar, Inc.	*†	2,540	388,264
Franklin Electric Co., Inc.	†	902	25,860
FuelCell Energy, Inc.	*	1,938	8,275
General Cable Corp.	*†	3,772	147,674
GrafTech International Ltd.	*	3,487	51,259
Hubbell, Inc., Class B	†	2,078	87,276
II-VI, Inc.	*	682	17,350
LSI Industries, Inc.		1,083	7,202
Magnetek, Inc.	*	1,406	2,193
Orbit International Corp.	*	2,812	9,547
Plug Power, Inc.	*	2,704	2,380
Powell Industries, Inc.	*	1,045	40,118
Power-One, Inc.	*†	3,459	6,745
Regal-Beloit Corp.	†	1,272	58,143

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Rockwell Automation, Inc.	†	6,047	$257,602
Roper Industries, Inc.		2,980	151,920
Servotronics, Inc.		705	5,182
Spire Corp.	*†	2,500	14,025
SunPower Corp., Class A	*†	2,322	69,405
Tech/Ops Sevcon, Inc.		719	2,473
Thomas & Betts Corp.	*†	2,428	73,034
Ultralife Corp.	*	416	2,521
Universal Security Instruments, Inc.	*	1,866	11,103
Valence Technology, Inc.	*	6,972	12,550
Vicor Corp.	*	1,380	10,654
Woodward Governor Co.		2,448	59,389
			3,342,099
Electronic Equipment, Instruments & Components—0.8%
Agilent Technologies, Inc.	*	13,665	380,297
Agilysys, Inc.	†	1,335	8,798
American Technology Corp.	*†	3,686	6,524
Amphenol Corp., Class A		7,376	277,928
Anixter International, Inc.	*†	1,723	69,109
Arrow Electronics, Inc.	*	4,585	129,068
Avnet, Inc.	*	5,129	133,200
AVX Corp.		2,270	27,081
Benchmark Electronics, Inc.	*	2,520	45,360
Brightpoint, Inc.	*	2,358	20,632
CalAmp Corp.	*	550	1,540
Checkpoint Systems, Inc.	*†	1,441	23,690
Cognex Corp.	†	2,023	33,137
Coherent, Inc.	*†	1,348	31,435
Corning, Inc.		52,776	808,001
CTS Corp.		1,580	14,694
Daktronics, Inc.	†	927	7,944
Dolby Laboratories, Inc., Class A	*†	1,370	52,320
DTS, Inc.	*	755	20,672
Echelon Corp.	*†	1,769	22,767
Electro Rent Corp.		950	10,944
Electro Scientific Industries, Inc.	*	1,421	19,027
Electro-Sensors, Inc.		2,581	7,278
FARO Technologies, Inc.	*	453	7,783
FLIR Systems, Inc.	*†	5,608	156,856
Frequency Electronics, Inc.	*	821	3,801
Gerber Scientific, Inc.	*	1,608	9,616
ID Systems, Inc.	*	2,016	8,003
Ingram Micro, Inc., Class A	*	6,500	109,525
Insight Enterprises, Inc.	*	2,054	25,079
Iteris, Inc.	*	4,263	6,224
Itron, Inc.	*†	955	61,254
Jabil Circuit, Inc.		8,287	111,129
L-1 Identity Solutions, Inc.	*†	1,637	11,443
Lightpath Technologies, Inc., Class A	*	1,526	3,784
Littelfuse, Inc.	*	909	23,852
Maxwell Technologies, Inc.	*†	370	6,819
Mercury Computer Systems, Inc.	*	963	9,495
Merix Corp.	*	674	2,029
Mesa Laboratories, Inc.		1,200	27,468
Methode Electronics, Inc.		1,383	11,991
Molex, Inc.	†	5,599	116,907
MTS Systems Corp.	†	1,342	39,200
National Instruments Corp.	†	3,414	94,329
Newport Corp.	*†	1,614	14,139
NU Horizons Electronics Corp.	*	1,207	4,780
OI Corp.		1,600	$11,472
OSI Systems, Inc.	*	867	15,857
Park Electrochemical Corp.		1,086	26,770
PC Connection, Inc.	*	854	4,646
Planar Systems, Inc.	*	785	2,104
Plexus Corp.	*	1,884	49,625
Radisys Corp.	*	961	8,351
Research Frontiers, Inc.	*	752	3,098
Rofin-Sinar Technologies, Inc.	*	2,200	50,512
Rogers Corp.	*	803	24,066
Sanmina-SCI Corp.	*	3,577	30,762
ScanSource, Inc.	*†	1,126	31,888
Sigmatron International, Inc.	*	282	897
Spectrum Control, Inc.	*	1,195	10,146
SYNNEX Corp.	*†	104	3,170
Tech Data Corp.	*	2,057	85,592
Technitrol, Inc.	†	1,866	17,186
Trans-Lux Corp.	*	866	1,095
Trimble Navigation Ltd.	*	4,318	103,243
TTM Technologies, Inc.	*	1,639	18,799
Universal Display Corp.	*†	1,350	16,119
Vishay Intertechnology, Inc.	*	6,172	48,759
X-Rite, Inc.	*	1,890	3,799
Zygo Corp.	*†	967	6,556
			3,591,464
Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.	*†	1,298	45,780
Baker Hughes, Inc.	†	9,846	420,030
Basic Energy Services, Inc.	*	1,600	13,584
BJ Services Co.		11,495	223,348
Bristow Group, Inc.	*	982	29,156
Cal Dive International, Inc.	*	4,816	47,630
Cameron International Corp.	*	8,254	312,166
CARBO Ceramics, Inc.	†	1,137	58,612
Complete Production Services, Inc.	*	1,200	13,560
Dawson Geophysical Co.	*	924	25,299
Diamond Offshore Drilling, Inc.	†	2,694	257,331
Dresser-Rand Group, Inc.	*	2,924	90,849
Dril-Quip, Inc.	*†	880	43,683
ENSCO International, Inc.		5,080	216,103
Exterran Holdings, Inc.	*†	2,465	58,519
FMC Technologies, Inc.	*	5,390	281,574
Global Industries Ltd.	*	2,539	24,121
Gulfmark Offshore, Inc.	*†	1,000	32,740
Halliburton Co.		34,838	944,807
Helix Energy Solutions Group, Inc.	*	3,853	57,718
Helmerich & Payne, Inc.	†	3,926	155,195
Hercules Offshore, Inc.	*†	5,226	25,660
Hornbeck Offshore Services, Inc.	*†	1,800	49,608
ION Geophysical Corp.	*	2,427	8,543
Key Energy Services, Inc.	*†	5,220	45,414
Lufkin Industries, Inc.	†	1,000	53,180
Matrix Service Co.	*	468	5,087
Mitcham Industries, Inc.	*	1,100	6,820
Nabors Industries Ltd. (Bermuda)	*	10,988	229,649
NATCO Group, Inc., Class A	*	900	39,852
National Oilwell Varco, Inc.	*	16,517	712,378
Newpark Resources, Inc.	*	3,484	11,184
Oceaneering International, Inc.	*	2,232	126,666
Oil States International, Inc.	*	2,026	71,173
OYO Geospace Corp.	*†	550	14,207
Parker Drilling Co.	*	3,755	20,502

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Patterson-UTI Energy, Inc.	†	6,712	$101,351
PHI, Inc.	*	774	15,697
Pioneer Drilling Co.	*	2,700	19,818
Pride International, Inc.	*†	5,416	164,863
Rowan Cos., Inc.		3,918	90,388
Schlumberger Ltd.		49,205	2,932,618
SEACOR Holdings, Inc.	*	713	58,202
Smith International, Inc.		8,871	254,598
Superior Energy Services, Inc.	*†	2,900	65,308
T-3 Energy Services, Inc.	*	972	19,148
Tesco Corp. (Canada)	*	3,185	25,416
Tetra Technologies, Inc.	*†	2,352	22,791
Tidewater, Inc.		2,430	114,429
Unit Corp.	*	1,702	70,208
			8,726,563
Food & Staples Retailing—2.4%
Andersons, Inc. (The)		700	24,640
Arden Group, Inc., Class A		260	31,070
BJ’s Wholesale Club, Inc.	*†	2,859	103,553
Casey’s General Stores, Inc.	†	1,608	50,459
Costco Wholesale Corp.		16,767	946,665
CVS Caremark Corp.		58,452	2,089,074
Great Atlantic & Pacific Tea Co.	*†	123	1,096
Kroger Co. (The)		23,489	484,813
Nash Finch Co.	†	674	18,427
Nyer Medical Group, Inc.	*	2,532	2,140
Pantry, Inc. (The)	*†	1,200	18,816
Rite Aid Corp.	*†	25,982	42,610
Ruddick Corp.	†	1,967	52,362
Safeway, Inc.		16,176	318,991
SUPERVALU, Inc.	†	8,154	122,799
Sysco Corp.		24,091	598,661
United Natural Foods, Inc.	*†	1,912	45,735
Walgreen Co.		39,098	1,465,002
Wal-Mart Stores, Inc.		89,165	4,377,110
Weis Markets, Inc.	†	382	12,205
Whole Foods Market, Inc.	*†	5,036	153,548
Winn-Dixie Stores, Inc.	*†	3,309	43,414
			11,003,190
Food Products—1.5%
American Italian Pasta Co., Class A	*	969	26,337
Archer-Daniels-Midland Co.		23,265	679,803
Bridgford Foods Corp.	*	559	5,048
Bunge Ltd.		4,700	294,267
Campbell Soup Co.	†	9,126	297,690
Chiquita Brands International, Inc.	*†	2,150	34,744
ConAgra Foods, Inc.		17,187	372,614
Corn Products International, Inc.		3,164	90,237
Darling International, Inc.	*†	3,150	23,153
Dean Foods Co.	*	6,281	111,739
Del Monte Foods Co.		8,204	95,002
Farmer Bros. Co.		930	19,251
Flowers Foods, Inc.	†	4,140	108,841
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	567	12,820
General Mills, Inc.		12,527	806,488
Green Mountain Coffee Roasters, Inc.	*†	2,249	166,066
Griffin Land & Nurseries, Inc.	†	650	20,800
H.J. Heinz Co.		11,592	460,782
Hain Celestial Group, Inc. (The)	*†	1,426	$27,336
Hershey Co. (The)	†	6,420	249,481
Hormel Foods Corp.		3,195	113,486
Inventure Group, Inc. (The)	*	5,272	14,920
J&J Snack Foods Corp.		761	32,868
J.M. Smucker Co. (The)		4,592	243,422
Kellogg Co.		9,479	466,651
Kraft Foods, Inc., Class A		53,290	1,399,928
Lancaster Colony Corp.	†	1,389	71,214
Lance, Inc.	†	1,370	35,373
McCormick & Co., Inc.		4,101	139,188
Ralcorp Holdings, Inc.	*	2,312	135,183
Sanderson Farms, Inc.	†	864	32,521
Sara Lee Corp.		29,377	327,260
Smithfield Foods, Inc.	*†	4,682	64,612
Tootsie Roll Industries, Inc.	†	607	14,434
TreeHouse Foods, Inc.	*†	1,256	44,802
Tyson Foods, Inc., Class A		10,231	129,218
			7,167,579
Gas Utilities—0.4%
AGL Resources, Inc.		2,166	76,395
Atmos Energy Corp.		2,732	76,988
Chesapeake Utilities Corp.		949	29,409
Delta Natural Gas Co., Inc.		380	10,070
Energen Corp.		2,644	113,956
EQT Corp.		5,288	225,269
Laclede Group, Inc. (The)		1,025	32,964
National Fuel Gas Co.		3,639	166,703
New Jersey Resources Corp.	†	1,681	61,037
Nicor, Inc.		1,828	66,886
Northwest Natural Gas Co.	†	1,183	49,284
Oneok, Inc.		3,908	143,111
Piedmont Natural Gas Co., Inc.	†	2,740	65,596
Questar Corp.		7,412	278,395
South Jersey Industries, Inc.		2,014	71,094
Southwest Gas Corp.		1,252	32,026
UGI Corp.		2,720	68,163
WGL Holdings, Inc.		2,315	76,719
			1,644,065
Health Care Equipment & Supplies—2.0%
Abaxis, Inc.	*†	749	20,036
ABIOMED, Inc.	*†	886	8,603
Align Technology, Inc.	*	2,449	34,825
American Medical Systems Holdings, Inc.	*	3,000	50,760
Analogic Corp.	†	593	21,953
Baxter International, Inc.		24,395	1,390,759
Beckman Coulter, Inc.		2,512	173,177
Becton Dickinson and Co.		8,917	621,961
Biolase Technology, Inc.	*†	765	1,729
Boston Scientific Corp.	*	53,540	566,989
C.R. Bard, Inc.		3,904	306,893
CareFusion Corp.	*	6,833	148,959
Cerus Corp.	*	1,010	2,212
Conceptus, Inc.	*	1,047	19,411
Conmed Corp.	*†	1,362	26,110
Cooper Cos., Inc. (The)	†	1,627	48,371
CryoLife, Inc.	*†	937	7,468
Cyberonics, Inc.	*†	956	15,239
DENTSPLY International, Inc.		5,668	195,773
Edwards Lifesciences Corp.	*†	2,575	180,018
ev3, Inc.	*	785	9,663
Gen-Probe, Inc.	*†	1,849	76,623
Greatbatch, Inc.	*†	942	21,167

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Haemonetics Corp.	*	1,157	$64,931
HealthTronics, Inc.	*	2,529	6,221
Hill-Rom Holdings, Inc.		1,576	34,325
Hologic, Inc.	*†	9,792	160,001
Hospira, Inc.	*	6,367	283,968
ICU Medical, Inc.	*†	605	22,300
Idexx Laboratories, Inc.	*†	1,985	99,250
Immucor, Inc.	*†	1,828	32,356
Integra LifeSciences Holdings Corp.	*†	1,190	40,639
Intuitive Surgical, Inc.	*	1,260	330,435
Invacare Corp.	†	1,333	29,699
Inverness Medical Innovations, Inc.	*†	3,011	116,616
Kensey Nash Corp.	*†	866	25,071
Kinetic Concepts, Inc.	*†	2,200	81,356
Masimo Corp.	*†	1,500	39,300
Medtronic, Inc.		43,680	1,607,424
Meridian Bioscience, Inc.	†	1,158	28,962
Merit Medical Systems, Inc.	*	2,519	43,654
NuVasive, Inc.	*†	990	41,342
OraSure Technologies, Inc.	*	1,687	4,892
Osteotech, Inc.	*	1,498	6,666
Palomar Medical Technologies, Inc.	*	1,116	18,090
ResMed, Inc.	*†	3,034	137,137
RTI Biologics, Inc.	*	807	3,510
Somanetics Corp.	*	1,352	21,794
SonoSite, Inc.	*	1,264	33,445
Spectranetics Corp.	*	1,045	6,698
St. Jude Medical, Inc.	*	14,024	547,076
Staar Surgical Co.	*	848	3,460
STERIS Corp.	†	2,777	84,560
Stryker Corp.		12,635	574,008
SurModics, Inc.	*†	675	16,605
Synovis Life Technologies, Inc.	*	346	4,775
Teleflex, Inc.		1,322	63,866
Theragenics Corp.	*	1,492	2,387
ThermoGenesis Corp.	*	4,316	2,676
Thoratec Corp.	*†	2,306	69,803
Urologix, Inc.	*†	1,050	1,250
Varian Medical Systems, Inc.	*†	5,512	232,221
Volcano Corp.	*†	1,970	33,135
West Pharmaceutical Services, Inc.	†	1,704	69,199
Wright Medical Group, Inc.	*†	1,309	23,379
Young Innovations, Inc.		677	17,812
Zimmer Holdings, Inc.	*	8,609	460,151
Zoll Medical Corp.	*	850	18,292
			9,493,436
Health Care Providers & Services—2.1%
Aetna, Inc.		18,064	502,721
Alliance HealthCare Services, Inc.	*†	1,429	8,088
Almost Family, Inc.	*	422	12,554
Amedisys, Inc.	*†	1,698	74,084
AMERIGROUP Corp.	*†	1,950	43,232
AmerisourceBergen Corp.		11,686	261,533
AMN Healthcare Services, Inc.	*	1,507	14,332
Amsurg Corp.	*	1,423	30,210
BioScrip, Inc.	*†	1,095	7,402
Brookdale Senior Living, Inc.	†	2,200	39,886
Cardinal Health, Inc.		13,667	366,276
CardioNet, Inc.	*†	1,151	7,735
Catalyst Health Solutions, Inc.	*†	1,864	54,336
Centene Corp.	*†	1,972	$37,350
Chemed Corp.		1,162	51,000
Chindex International, Inc.	*	822	10,341
CIGNA Corp.		10,791	303,119
Clarient, Inc.	*	3,308	13,927
Community Health Systems, Inc.	*†	4,282	136,724
Coventry Health Care, Inc.	*	6,568	131,097
Cross Country Healthcare, Inc.	*	1,339	12,466
DaVita, Inc.	*	4,290	242,986
Express Scripts, Inc.	*	9,690	751,750
Gentiva Health Services, Inc.	*†	1,474	36,865
Hanger Orthopedic Group, Inc.	*	1,083	15,021
Health Management Associates, Inc., Class A	*†	9,953	74,548
Health Net, Inc.	*	3,209	49,419
Healthspring, Inc.	*	2,400	29,400
Healthways, Inc.	*	1,362	20,866
Henry Schein, Inc.	*†	3,652	200,531
HMS Holdings Corp.	*†	1,410	53,904
Humana, Inc.	*	6,683	249,276
inVentiv Health, Inc.	*	2,100	35,133
Kindred Healthcare, Inc.	*†	1,800	29,214
Laboratory Corp. of America Holdings	*†	4,321	283,890
Landauer, Inc.	†	598	32,878
LCA-Vision, Inc.	*	616	4,318
LifePoint Hospitals, Inc.	*	2,149	58,152
Lincare Holdings, Inc.	*†	2,129	66,531
Magellan Health Services, Inc.	*†	1,400	43,484
McKesson Corp.		11,391	678,334
Medco Health Solutions, Inc.	*	18,371	1,016,100
Mednax, Inc.	*†	2,182	119,835
National Healthcare Corp.		431	16,072
National Research Corp.		1,250	30,163
NovaMed, Inc.	*	1,250	5,662
Odyssey HealthCare, Inc.	*	1,593	19,912
Omnicare, Inc.		4,277	96,318
Owens & Minor, Inc.		1,623	73,441
Patterson Cos., Inc.	*†	5,546	151,128
PDI, Inc.	*	703	3,220
PharMerica Corp.	*†	1,365	25,348
PSS World Medical, Inc.	*†	3,574	78,020
Psychemedics Corp.		302	1,872
Psychiatric Solutions, Inc.	*†	2,662	71,235
Quest Diagnostics, Inc.	†	6,037	315,071
RehabCare Group, Inc.	*	739	16,029
Res-Care, Inc.	*†	1,222	17,365
Sun Healthcare Group, Inc.	*	2,084	18,006
Sunrise Senior Living, Inc.	*	1,950	5,908
Tenet Healthcare Corp.	*	19,289	113,419
U.S. Physical Therapy, Inc.	*	1,300	19,591
United American Healthcare Corp.	*	4,251	4,421
UnitedHealth Group, Inc.		47,564	1,191,003
Universal American Corp.	*	1,812	17,069
Universal Health Services, Inc., Class B		1,233	76,360
VCA Antech, Inc.	*	3,442	92,555
WellCare Health Plans, Inc.	*	1,500	36,975
WellPoint, Inc.	*	18,636	882,601
			9,589,612
Health Care Technology—0.1%
Allscripts-Misys Healthcare Solutions, Inc.		2,300	46,621
AMICAS, Inc.	*	1,846	6,646
Cerner Corp.	*†	3,044	227,691

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Eclipsys Corp.	*†	1,846	$35,628
HLTH Corp.	*†	5,456	79,712
IMS Health, Inc.		7,150	109,752
Mediware Information Systems, Inc.	*	1,088	7,866
Omnicell, Inc.	*	783	8,723
Phase Forward, Inc.	*†	2,151	30,200
Quality Systems, Inc.	†	768	47,286
			600,125
Hotels, Restaurants & Leisure—1.7%
Ambassadors International, Inc.	*	523	539
Ameristar Casinos, Inc.		300	4,734
Bally Technologies, Inc.	*	1,971	75,627
Bob Evans Farms, Inc.		1,465	42,573
Boyd Gaming Corp.	*	2,619	28,626
Brinker International, Inc.		5,167	81,277
Buffalo Wild Wings, Inc.	*†	867	36,076
Burger King Holdings, Inc.		1,700	29,903
California Pizza Kitchen, Inc.	*†	1,455	22,727
Carnival Corp.		13,445	447,450
CEC Entertainment, Inc.	*	1,614	41,738
Cheesecake Factory, Inc. (The)	*†	3,444	63,783
Chipotle Mexican Grill, Inc., Class A	*†	1,386	134,511
Choice Hotels International, Inc.		1,616	50,193
Churchill Downs, Inc.		638	24,563
CKE Restaurants, Inc.		1,945	20,403
Cracker Barrel Old Country Store, Inc.	†	2,120	72,928
Darden Restaurants, Inc.		5,104	174,200
DineEquity, Inc.	†	1,079	26,705
Dover Downs Gaming & Entertainment, Inc.		1,710	9,747
Dover Motorsports, Inc.		1,645	2,467
Empire Resorts, Inc.	*	582	1,752
Gaylord Entertainment Co.	*†	1,772	35,617
International Game Technology	†	13,402	287,875
International Speedway Corp., Class A		1,190	32,808
Interval Leisure Group, Inc.	*	1,886	23,537
Isle of Capri Casinos, Inc.	*	1,250	14,737
Jack in the Box, Inc.	*†	2,874	58,888
Krispy Kreme Doughnuts, Inc.	*	2,573	9,186
Landry’s Restaurants, Inc.	*	1,253	13,156
Las Vegas Sands Corp.	*†	12,301	207,149
Life Time Fitness, Inc.	*†	1,774	49,761
Marcus Corp.		1,505	19,249
Marriott International, Inc., Class A	†	13,755	379,500
MAXXAM, Inc.	*	856	8,688
McDonald’s Corp.		43,726	2,495,443
MGM MIRAGE	*†	4,792	57,696
Morgans Hotel Group Co.	*	2,300	12,466
Morton’s Restaurant Group, Inc.	*	2,200	9,372
Multimedia Games, Inc.	*	1,202	6,154
O’Charleys, Inc.	*†	1,091	10,223
Orient-Express Hotels Ltd., Class A (Bermuda)	†	1,577	18,151
P.F. Chang’s China Bistro, Inc.	*†	1,089	36,993
Panera Bread Co., Class A	*†	1,250	68,750
Papa John’s International, Inc.	*	1,610	39,558
Peet’s Coffee & Tea, Inc.	*	637	17,982
Penn National Gaming, Inc.	*	2,586	71,529
Pinnacle Entertainment, Inc.	*	1,629	$16,600
Red Robin Gourmet Burgers, Inc.	*†	692	14,131
Royal Caribbean Cruises Ltd.	*†	4,300	103,544
Ruby Tuesday, Inc.	*†	2,816	23,711
Scientific Games Corp., Class A	*†	2,517	39,844
Shuffle Master, Inc.	*	1,527	14,384
Sonic Corp.	*†	3,730	41,254
Speedway Motorsports, Inc.		149	2,144
Starbucks Corp.	*†	29,904	617,518
Starwood Hotels & Resorts Worldwide, Inc.	†	7,939	262,225
Steak n Shake Co. (The)	*†	1,267	14,913
Texas Roadhouse, Inc.	*†	3,070	32,603
Vail Resorts, Inc.	*	1,491	50,008
Wendy’s/Arby’s Group, Inc., Class A		25,109	118,766
WMS Industries, Inc.	*†	564	25,132
Wyndham Worldwide Corp.		8,848	144,399
Wynn Resorts Ltd.	*†	2,554	181,053
Yum! Brands, Inc.		19,013	641,879
			7,721,098
Household Durables—0.5%
American Greetings Corp., Class A		2,760	61,548
Bassett Furniture Industries, Inc.		1,139	4,875
Beazer Homes USA, Inc.	*	1,494	8,351
Black & Decker Corp.		2,739	126,788
Blyth, Inc.		460	17,816
Brookfield Homes Corp.	*†	1,218	8,136
California Coastal Communities, Inc.	*†	267	414
Champion Enterprises, Inc.	*	2,559	1,177
D.R. Horton, Inc.		11,522	131,466
Ethan Allen Interiors, Inc.	†	1,551	25,591
Fortune Brands, Inc.		5,642	242,493
Furniture Brands International, Inc.	*	2,341	12,946
Garmin Ltd. (Cayman Islands)	†	4,974	187,719
Harman International Industries, Inc.		2,728	92,425
Helen of Troy Ltd. (Bermuda)	*	1,333	25,900
Hovnanian Enterprises, Inc., Class A	*†	1,478	5,676
Jarden Corp.	†	2,055	57,684
KB Home	†	3,248	53,949
Kid Brands, Inc.	*	1,156	7,167
La-Z-Boy, Inc.	†	2,404	20,795
Leggett & Platt, Inc.		7,391	143,385
Lennar Corp., Class A		5,675	80,869
M/I Homes, Inc.	*	610	8,290
MDC Holdings, Inc.		1,091	37,901
Meritage Homes Corp.	*	1,300	26,390
Mohawk Industries, Inc.	*†	2,460	117,317
National Presto Industries, Inc.		535	46,283
Newell Rubbermaid, Inc.		10,108	158,595
NVR, Inc.	*	262	166,991
Palm Harbor Homes, Inc.	*	1,181	3,413
Pulte Homes, Inc.		13,539	148,794
Ryland Group, Inc.		1,852	39,022
Skyline Corp.	†	720	16,243
Standard Pacific Corp.	*	2,568	9,476
Tempur-Pedic International, Inc.	*	1,346	25,493
Toll Brothers, Inc.	*†	4,132	80,739
Tupperware Brands Corp.		2,427	96,886

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Universal Electronics, Inc.	*†	639	$13,048
Whirlpool Corp.		2,980	208,481
			2,520,532
Household Products—2.2%
Central Garden and Pet Co.	*†	615	7,226
Central Garden and Pet Co., Class A	*	1,230	13,444
Church & Dwight Co., Inc.	†	2,569	145,765
Clorox Co.		5,245	308,511
Colgate-Palmolive Co.		19,907	1,518,506
Energizer Holdings, Inc.	*	1,856	123,127
Kimberly-Clark Corp.		16,536	975,293
Procter & Gamble Co. (The)		119,793	6,938,411
WD-40 Co.		949	26,952
			10,057,235
Independent Power Producers & Energy Traders—0.3%
AES Corp. (The)	*	26,935	399,177
Calpine Corp.	*	16,000	184,320
Constellation Energy Group, Inc.		7,434	240,638
Dynegy, Inc., Class A	*	15,654	39,918
Mirant Corp.	*†	8,577	140,920
NRG Energy, Inc.	*	8,000	225,520
RRI Energy, Inc.	*	11,470	81,896
			1,312,389
Industrial Conglomerates—2.1%
3M Co.		25,393	1,874,003
Carlisle Cos., Inc.		2,452	83,147
General Electric Co.		436,613	7,169,186
McDermott International, Inc.	*	8,276	209,135
Otter Tail Corp.	†	1,095	26,203
Seaboard Corp.	†	18	23,400
Standex International Corp.		724	14,357
Textron, Inc.	†	8,214	155,902
Tredegar Corp.		1,606	23,287
United Capital Corp.	*	690	15,953
			9,594,573
Insurance—3.9%
Aflac, Inc.		19,465	831,934
Alleghany Corp.	*	151	39,117
Allied World Assurance Co. Holdings Ltd. (Bermuda)		1,889	90,540
Allstate Corp. (The)		22,689	694,737
Ambac Financial Group, Inc.	†	11,209	18,831
American Equity Investment Life Holding Co.	†	4,302	30,200
American Financial Group, Inc.	†	2,657	67,754
American Independence Corp.	*	430	2,042
American International Group, Inc.	*†	5,515	243,267
American National Insurance Co.	†	945	80,514
American Physicians Capital, Inc.		1,720	49,553
AON Corp.		10,312	419,595
Arch Capital Group Ltd. (Bermuda)	*	1,428	96,447
Argo Group International Holdings Ltd. (Bermuda)	*	899	30,278
Arthur J. Gallagher & Co.	†	3,230	78,715
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	92,963
Assurant, Inc.		4,146	$132,921
Assured Guaranty Ltd. (Bermuda)	†	2,359	45,812
Axis Capital Holdings Ltd. (Bermuda)		5,691	171,754
Baldwin & Lyons, Inc., Class B	†	945	22,160
Berkshire Hathaway, Inc., Class A	*	45	4,545,000
Brown & Brown, Inc.	†	5,036	96,490
Chubb Corp.		14,662	739,111
Cincinnati Financial Corp.	†	6,036	156,876
CNA Financial Corp.	*†	1,422	34,327
CNA Surety Corp.	*	1,486	24,073
Conseco, Inc.	*†	6,600	34,716
Crawford & Co., Class B	*	1,891	8,339
Delphi Financial Group, Inc., Class A		1,945	44,015
Donegal Group, Inc., Class B		758	12,522
EMC Insurance Group, Inc.	†	341	7,205
Employers Holdings, Inc.		2,770	42,880
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	98,396
Erie Indemnity Co., Class A		1,023	38,322
Everest Re Group Ltd. (Bermuda)		2,468	216,444
FBL Financial Group, Inc., Class A		1,275	24,773
Fidelity National Financial, Inc., Class A		8,236	124,199
First American Corp.	†	3,159	102,257
Genworth Financial, Inc., Class A		15,900	190,005
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	1,797	33,784
Hanover Insurance Group, Inc. (The)	†	2,346	96,960
Harleysville Group, Inc.	†	1,351	42,759
Hartford Financial Services Group, Inc.		12,354	327,381
HCC Insurance Holdings, Inc.	†	3,999	109,373
Hilltop Holdings, Inc.	*	1,180	14,467
Horace Mann Educators Corp.	†	2,000	27,940
Independence Holding Co.		961	5,651
Infinity Property & Casualty Corp.		810	34,409
Kansas City Life Insurance Co.		902	28,088
Lincoln National Corp.		10,899	282,393
Loews Corp.		14,187	485,905
Markel Corp.	*†	412	135,886
Marsh & McLennan Cos., Inc.		20,317	502,439
Max Capital Group Ltd. (Bermuda)		1,915	40,924
MBIA, Inc.	*†	8,742	67,838
Mercury General Corp.		1,109	40,124
MetLife, Inc.		22,750	866,093
Montpelier Re Holdings Ltd. (Bermuda)		3,734	60,939
National Financial Partners Corp.	*	1,495	13,036
Navigators Group, Inc.	*	938	51,590
Odyssey Re Holdings Corp.		505	32,729
Old Republic International Corp.	†	9,191	111,946
PartnerRe Ltd. (Bermuda)	†	2,300	176,962
Phoenix Cos., Inc. (The)	*†	4,217	13,705
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	97,987
PMA Capital Corp., Class A	*	1,826	10,390
Presidential Life Corp.		1,144	11,852

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Principal Financial Group, Inc.		10,891	$298,304
ProAssurance Corp.	*†	1,647	85,957
Progressive Corp. (The)	*	24,774	410,753
Protective Life Corp.	†	3,130	67,045
Prudential Financial, Inc.		17,575	877,168
Reinsurance Group of America, Inc.		1,440	64,224
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	158,804
RLI Corp.	†	1,164	61,436
Safety Insurance Group, Inc.		850	27,982
Selective Insurance Group, Inc.		2,122	33,379
StanCorp Financial Group, Inc.	†	2,460	99,310
State Auto Financial Corp.		488	8,750
Stewart Information Services Corp.		1,239	15,326
Torchmark Corp.		3,623	157,347
Tower Group, Inc.		1,736	42,341
Transatlantic Holdings, Inc.		1,167	58,548
Travelers Cos., Inc. (The)		23,927	1,177,926
United Fire & Casualty Co.		1,250	22,375
Unitrin, Inc.		1,906	37,148
Unum Group		11,647	249,712
Validus Holdings Ltd. (Bermuda)		3,554	91,681
W.R. Berkley Corp.		5,680	143,590
Wesco Financial Corp.		187	60,868
White Mountains Insurance Group Ltd.		300	92,103
XL Capital Ltd., Class A (Bermuda)		11,995	209,433
Zenith National Insurance Corp.	†	1,498	46,288
			18,100,432
Internet & Catalog Retail—0.6%
1-800-Flowers.com, Inc., Class A	*	793	2,736
Amazon.com, Inc.	*	17,862	1,667,596
dELiA*s, Inc.	*	925	1,989
drugstore.com, Inc.	*	3,800	9,234
Expedia, Inc.	*	11,022	263,977
Hollywood Media Corp.	*	1,494	2,301
HSN, Inc.	*	1,886	30,704
Liberty Media Corp. - Interactive, Series A	*	25,718	282,126
NetFlix, Inc.	*†	679	31,349
Overstock.com, Inc.	*†	770	11,296
priceline.com, Inc.	*†	1,548	256,689
Stamps.com, Inc.	*†	1,050	9,713
Ticketmaster Entertainment, Inc.	*	1,886	22,047
Valuevision Media, Inc., Class A	*	1,741	5,763
			2,597,520
Internet Software & Services—1.7%
Akamai Technologies, Inc.	*†	5,664	111,468
Art Technology Group, Inc.	*	8,333	32,165
Autobytel, Inc.	*	1,384	969
DealerTrack Holdings, Inc.	*†	1,800	34,038
Digital River, Inc.	*†	1,627	65,601
Earthlink, Inc.	†	5,814	48,896
eBay, Inc.	*	50,845	1,200,450
Equinix, Inc.	*†	1,323	121,716
Google, Inc., Class A	*	9,345	4,633,718
GSI Commerce, Inc.	*	1,469	$28,366
IAC/InterActiveCorp	*†	4,715	95,196
Infospace, Inc.	*	1,323	10,240
Internap Network Services Corp.	*	1,297	4,163
j2 Global Communications, Inc.	*†	1,614	37,138
Keynote Systems, Inc.	*	1,400	13,202
Knot, Inc. (The)	*†	2,304	25,160
LivePerson, Inc.	*	3,333	16,798
Looksmart Ltd.	*	500	580
ModusLink Global Solutions, Inc.	*	1,007	8,147
Move, Inc.	*	7,362	19,877
NaviSite, Inc.	*	3,725	8,158
NIC, Inc.		2,450	21,780
Omniture, Inc.	*	3,520	75,469
On2 Technologies, Inc.	*†	4,620	2,726
Openwave Systems, Inc.	*	2,570	6,682
RealNetworks, Inc.	*†	5,844	21,740
Saba Software, Inc.	*	1,576	6,635
SAVVIS, Inc.	*	408	6,455
support.com, Inc.	*	1,562	3,749
United Online, Inc.		2,509	20,172
Valueclick, Inc.	*	4,058	53,525
VeriSign, Inc.	*†	8,080	191,415
Vertro, Inc.	*	990	445
Web.com Group, Inc.	*	308	2,184
WebMediaBrands, Inc.	*	1,450	1,044
Yahoo! Inc.	*	43,481	774,397
Zix Corp.	*†	1,015	2,233
			7,706,697
IT Services—1.5%
Acxiom Corp.	*	3,451	32,647
Affiliated Computer Services, Inc., Class A	*	4,289	232,335
Alliance Data Systems Corp.	*†	1,955	119,411
Automatic Data Processing, Inc.		19,932	783,328
Broadridge Financial Solutions, Inc.		5,748	115,535
CACI International, Inc., Class A	*†	1,198	56,630
Ciber, Inc.	*	2,444	9,776
Cognizant Technology Solutions Corp., Class A	*	10,752	415,672
Computer Sciences Corp.	*	6,597	347,728
Convergys Corp.	*	5,933	58,974
CSG Systems International, Inc.	*	2,153	34,470
Cybersource Corp.	*†	2,776	46,276
DST Systems, Inc.	*	2,518	112,806
Edgewater Technology, Inc.	*	1,533	4,507
Euronet Worldwide, Inc.	*†	1,056	25,376
Fidelity National Information Services, Inc.		8,097	206,555
Fiserv, Inc.	*	6,994	337,111
Forrester Research, Inc.	*†	963	25,654
Gartner, Inc., Class A	*	1,179	21,540
Global Payments, Inc.	†	3,238	151,215
Hackett Group, Inc. (The)	*†	1,140	3,306
Hewitt Associates, Inc., Class A	*	2,317	84,408
iGATE Corp.		1,397	11,986
infoGROUP, Inc.	*	1,708	11,973
Integral Systems, Inc.	*	1,010	6,969
Lender Processing Services, Inc.		4,048	154,512
Lionbridge Technologies, Inc.	*	1,165	3,029

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Management Network Group, Inc.	*	1,600	$1,024
Mantech International Corp., Class A	*	1,217	57,394
Mastech Holdings, Inc.	*	93	428
Mastercard, Inc., Class A		3,234	653,753
MAXIMUS, Inc.		1,052	49,023
Metavante Technologies, Inc.	*	2,857	98,509
MoneyGram International, Inc.	*	3,750	11,775
NeuStar, Inc., Class A	*	3,140	70,964
Online Resources Corp.	*	700	4,319
Paychex, Inc.		11,388	330,821
Perot Systems Corp., Class A	*	4,359	129,462
Pfsweb, Inc.	*†	1,209	2,067
SAIC, Inc.	*†	7,390	129,621
Sapient Corp.	*	4,150	33,366
SRA International, Inc., Class A	*	1,664	35,926
StarTek, Inc.	*	994	8,628
Syntel, Inc.	†	1,554	74,172
TeleTech Holdings, Inc.	*	2,738	46,710
Total System Services, Inc.		6,935	111,723
Unisys Corp.	*	13,714	36,616
VeriFone Holdings, Inc.	*†	2,645	42,029
Visa, Inc., Class A	†	16,917	1,169,134
Western Union Co. (The)		25,245	477,635
Wright Express Corp.	*	1,750	51,643
			7,040,471
Leisure Equipment & Products—0.2%
Arctic Cat, Inc.		1,857	13,110
Brunswick Corp.	†	3,797	45,488
Callaway Golf Co.	†	2,881	21,924
Eastman Kodak Co.	†	11,893	56,849
Hasbro, Inc.	†	4,503	124,958
Jakks Pacific, Inc.	*†	925	13,246
Leapfrog Enterprises, Inc.	*†	1,261	5,183
Mattel, Inc.		13,234	244,300
Nautilus, Inc.	*	1,359	2,310
Polaris Industries, Inc.	†	1,858	75,769
Pool Corp.	†	2,434	54,084
RC2 Corp.	*	1,650	23,513
Steinway Musical Instruments, Inc.	*	683	8,107
Sturm Ruger & Co., Inc.	†	3,296	42,650
			731,491
Life Sciences Tools & Services—0.6%
Accelrys, Inc.	*	1,145	6,641
Affymetrix, Inc.	*	2,525	22,169
Albany Molecular Research, Inc.	*†	1,371	11,873
Bio-Rad Laboratories, Inc., Class A	*†	623	57,241
Bruker Corp.	*†	1,667	17,787
Caliper Life Sciences, Inc.	*	867	2,445
Cambrex Corp.	*	1,258	7,925
Charles River Laboratories International, Inc.	*†	2,755	101,880
Covance, Inc.	*†	2,839	153,732
Dionex Corp.	*	1,031	66,984
Enzo Biochem, Inc.	*	1,353	9,579
eResearchTechnology, Inc.	*	2,056	14,392
Illumina, Inc.	*†	4,356	185,130
Kendle International, Inc.	*	1,316	22,003
Life Technologies Corp.	*	7,338	341,584
Luminex Corp.	*	1,070	$18,190
Mettler-Toledo International, Inc. (Switzerland)	*	913	82,709
Millipore Corp.	*	2,026	142,489
Ore Pharmaceuticals, Inc.	*	190	123
Parexel International Corp.	*	2,306	31,339
PerkinElmer, Inc.	†	5,266	101,318
Pharmaceutical Product Development, Inc.	†	4,736	103,908
Sequenom, Inc.	*†	614	1,983
Techne Corp.		1,736	108,587
Thermo Fisher Scientific, Inc.	*	15,892	694,004
Varian, Inc.	*	1,502	76,692
Waters Corp.	*	3,742	209,028
			2,591,735
Machinery—1.9%
3D Systems Corp.	*†	1,158	10,688
Actuant Corp., Class A	†	2,022	32,473
AGCO Corp.	*†	3,068	84,769
Albany International Corp., Class A		1,437	27,878
American Railcar Industries, Inc.		1,200	12,732
Ampco-Pittsburgh Corp.		613	16,300
Astec Industries, Inc.	*†	821	20,911
Badger Meter, Inc.	†	1,134	43,874
Barnes Group, Inc.		2,018	34,488
Blount International, Inc.	*†	1,532	14,508
Briggs & Stratton Corp.	†	1,822	35,365
Bucyrus International, Inc.	†	2,860	101,873
Caterpillar, Inc.		23,209	1,191,318
Chart Industries, Inc.	*	1,070	23,101
CIRCOR International, Inc.		711	20,093
CLARCOR, Inc.	†	2,354	73,821
Crane Co.	†	2,467	63,673
Cummins, Inc.		7,020	314,566
Danaher Corp.		9,574	644,522
Deere & Co.		16,758	719,253
Donaldson Co., Inc.	†	3,810	131,940
Dover Corp.		7,805	302,522
Eaton Corp.		5,791	327,713
EnPro Industries, Inc.	*†	981	22,426
ESCO Technologies, Inc.	*†	1,222	48,147
Federal Signal Corp.		2,159	15,523
Flow International Corp.	*	2,200	5,698
Flowserve Corp.		2,375	234,032
Force Protection, Inc.	*	3,825	20,884
FreightCar America, Inc.	†	900	21,870
Gardner Denver, Inc.	*†	1,836	64,040
Graco, Inc.	†	2,883	80,349
Harsco Corp.		3,646	129,105
Hurco Cos., Inc.	*†	300	5,124
IDEX Corp.	†	3,304	92,347
Illinois Tool Works, Inc.		16,815	718,169
John Bean Technologies Corp.		1,164	21,150
Joy Global, Inc.	†	4,799	234,863
Kadant, Inc.	*	721	8,746
Kaydon Corp.	†	1,422	46,101
Kennametal, Inc.		3,196	78,654
Lincoln Electric Holdings, Inc.	†	1,877	89,064
Lindsay Corp.	†	808	31,819
Manitowoc Co., Inc. (The)	†	5,044	47,767
Middleby Corp.	*†	984	54,130
Mueller Industries, Inc.		1,592	38,001
Mueller Water Products, Inc., Class A		3,000	16,440

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
NACCO Industries, Inc., Class A		309	$18,562
Navistar International Corp.	*	2,436	91,155
Nordson Corp.	†	1,522	85,369
Oshkosh Corp.		2,868	88,707
PACCAR, Inc.	†	14,853	560,107
Pall Corp.		5,186	167,404
Parker Hannifin Corp.		7,453	386,364
Pentair, Inc.	†	3,618	106,803
Robbins & Myers, Inc.		1,736	40,761
Sauer-Danfoss, Inc.		1,531	11,743
Snap-On, Inc.		2,419	84,084
SPX Corp.	†	2,157	132,159
Stanley Works (The)		3,365	143,652
Tecumseh Products Co., Class A	*	712	8,067
Tennant Co.		1,280	37,197
Terex Corp.	*	4,124	85,491
Timken Co.	†	3,702	86,738
Titan International, Inc.		1,356	12,068
Toro Co.	†	1,020	40,565
Trinity Industries, Inc.	†	3,051	52,447
Valmont Industries, Inc.	†	1,162	98,979
Wabash National Corp.	*	1,395	3,794
Wabtec Corp.	†	1,737	65,190
Watts Water Technologies, Inc., Class A	†	1,225	37,056
			8,817,292
Marine—0.1%
Alexander & Baldwin, Inc.	†	1,466	47,044
American Commercial Lines, Inc.	*†	500	14,560
Eagle Bulk Shipping, Inc.	†	3,648	18,714
Excel Maritime Carriers Ltd. (Greece)	†	2,810	18,686
Genco Shipping & Trading Ltd.	†	2,042	42,433
Horizon Lines, Inc., Class A	†	2,035	12,922
Kirby Corp.	*†	2,358	86,822
			241,181
Media—2.7%
4Kids Entertainment, Inc.	*†	605	1,016
A.H. Belo Corp., Class A		944	3,049
Alloy, Inc.	*	462	3,128
Arbitron, Inc.	†	1,298	26,946
Ascent Media Corp., Class A	*	545	13,952
Belo Corp., Class A		4,721	25,541
Cablevision Systems Corp., Class A		9,044	214,795
CBS Corp., Class B		25,719	309,914
CKX, Inc.	*	1,800	12,078
Clear Channel Outdoor Holdings, Inc., Class A	*†	2,500	17,500
Comcast Corp., Class A		109,481	1,849,134
Crown Media Holdings, Inc., Class A	*†	5,899	9,202
CTM Media Holdings, Inc., Class B	*	533	320
Cumulus Media, Inc., Class A	*	2,174	3,761
DIRECTV Group, Inc. (The)	*†	19,035	524,985
Discovery Communications, Inc., Series A	*†	5,451	157,479
Discovery Communications, Inc., Series C	*	5,451	141,890
DISH Network Corp., Class A	*	9,386	$180,774
DreamWorks Animation SKG, Inc., Class A	*	1,300	46,241
E.W. Scripps Co., (The), Class A	*	1,204	9,030
EDCI Holdings, Inc.	*	214	1,280
Emmis Communications Corp., Class A	*	1,175	987
Entercom Communications Corp., Class A	*†	2,183	11,133
Entravision Communications Corp., Class A	*	2,852	4,934
Gannett Co., Inc.	†	7,301	91,336
Gray Television, Inc.	*	1,838	4,264
Harris Interactive, Inc.	*	2,730	2,785
Harte-Hanks, Inc.	†	3,119	43,136
Image Entertainment, Inc.	*†	299	251
Interactive Data Corp.		1,521	39,865
Interpublic Group of Cos., Inc.	*†	17,203	129,367
John Wiley & Sons, Inc., Class A		2,491	86,637
Journal Communications, Inc., Class A		3,900	14,352
Lamar Advertising Co., Class A	*†	3,479	95,464
Lee Enterprises, Inc.	*	1,973	5,426
Liberty Global, Inc., Series A, Class A	*†	13,426	303,025
Liberty Media Corp. - Capital, Series A	*	5,451	114,035
Liberty Media Corp. - Entertainment, Series A	*	21,804	678,322
LIN TV Corp., Class A	*	1,419	6,712
Live Nation, Inc.	*	2,705	22,154
LodgeNet Interactive Corp.	*†	1,250	9,437
Marvel Entertainment, Inc.	*	1,469	72,892
McClatchy Co. (The), Class A	†	2,444	6,257
McGraw-Hill Cos., Inc. (The)		13,196	331,747
Media General, Inc., Class A	†	952	8,140
Mediacom Communications Corp., Class A	*	3,433	19,774
Meredith Corp.	†	2,083	62,365
National CineMedia, Inc.		2,226	37,775
New Frontier Media, Inc.	*	3,808	8,187
New York Times Co. (The), Class A	†	5,682	46,138
News Corp., Class A		85,628	1,026,680
Omnicom Group, Inc.		12,710	469,507
Playboy Enterprises, Inc., Class B	*	1,251	3,778
Primedia, Inc.	†	1,475	3,717
Radio One, Inc., Class A	*†	4,327	4,565
Radio Unica Communications Corp.	*‡δ	1,900	—
RCN Corp.	*†	2,597	24,152
Regal Entertainment Group, Class A		2,743	33,794
Regent Communications, Inc.	*	1,600	688
Salem Communications Corp., Class A	*	850	1,921
Scholastic Corp.	†	1,845	44,907
Scripps Networks Interactive, Inc., Class A		3,612	133,463
Sinclair Broadcast Group, Inc., Class A		2,049	7,335
Sirius XM Radio, Inc.	*†	88,505	56,201
Time Warner Cable, Inc.		13,815	595,288
Time Warner, Inc.		43,883	1,262,953
Valassis Communications, Inc.	*	2,236	39,980
Value Line, Inc.		573	17,689

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Viacom, Inc., Class B	*	22,554	$632,414
Virgin Media, Inc.	†	10,479	145,868
Walt Disney Co. (The)		68,450	1,879,637
Washington Post Co. (The), Class B		258	120,765
World Wrestling Entertainment, Inc., Class A	†	1,030	14,430
			12,328,644
Metals & Mining—1.0%
AK Steel Holding Corp.		5,009	98,828
Alcoa, Inc.		32,213	422,635
Allegheny Technologies, Inc.	†	3,350	117,217
AMCOL International Corp.	†	1,186	27,148
Brush Engineered Materials, Inc.	*†	1,122	27,444
Carpenter Technology Corp.	†	1,882	44,020
Century Aluminum Co.	*†	865	8,088
Cliffs Natural Resources, Inc.	†	4,072	131,770
Coeur d’Alene Mines Corp.	*	2,145	43,972
Commercial Metals Co.		4,080	73,032
Compass Minerals International, Inc.	†	1,915	118,002
Freeport-McMoRan Copper & Gold, Inc.		16,587	1,138,034
Hecla Mining Co.	*†	4,124	18,104
Newmont Mining Corp.		18,360	808,207
Nucor Corp.		10,963	515,371
Reliance Steel & Aluminum Co.	†	2,966	126,233
Rock of Ages Corp.	*	1,387	4,355
Royal Gold, Inc.		1,153	52,577
RTI International Metals, Inc.	*	1,363	33,952
Schnitzer Steel Industries, Inc., Class A	†	693	36,902
Southern Copper Corp.	†	8,700	267,003
Steel Dynamics, Inc.		8,080	123,947
Stillwater Mining Co.	*†	3,727	25,045
Titanium Metals Corp.		5,344	51,249
United States Steel Corp.	†	5,607	248,783
Walter Energy, Inc.	†	1,840	110,510
Worthington Industries, Inc.		3,575	49,693
			4,722,121
Multiline Retail—0.7%
99 Cents Only Stores	*†	3,207	43,134
Big Lots, Inc.	*	3,509	87,795
Dillard’s, Inc., Class A	†	3,454	48,701
Dollar Tree, Inc.	*	3,266	158,989
Family Dollar Stores, Inc.		6,556	173,078
Fred’s, Inc., Class A		1,781	22,672
J.C. Penney Co., Inc.		7,928	267,570
Kohl’s Corp.	*	11,086	632,456
Macy’s, Inc.		16,688	305,224
Nordstrom, Inc.	†	6,901	210,757
Retail Ventures, Inc.	*	1,372	7,231
Saks, Inc.	*†	5,811	39,631
Sears Holdings Corp.	*†	3,097	202,265
Target Corp.		27,222	1,270,723
Tuesday Morning Corp.	*†	1,816	7,555
			3,477,781
Multi-Utilities—1.2%
Alliant Energy Corp.		4,491	125,074
Ameren Corp.		8,429	213,085
Avista Corp.	†	1,759	35,567
Black Hills Corp.		2,041	51,372
Centerpoint Energy, Inc.		12,705	$157,923
CH Energy Group, Inc.	†	694	30,751
CMS Energy Corp.	†	6,681	89,525
Consolidated Edison, Inc.		10,967	448,989
Dominion Resources, Inc.		22,974	792,603
DTE Energy Co.		6,985	245,453
Integrys Energy Group, Inc.		2,691	96,580
MDU Resources Group, Inc.		7,657	159,648
NiSource, Inc.		10,893	151,304
NorthWestern Corp.	†	1,449	35,399
NSTAR	†	4,374	139,181
OGE Energy Corp.		3,358	111,083
PG&E Corp.		13,909	563,175
Public Service Enterprise Group, Inc.		19,514	613,520
SCANA Corp.		4,791	167,206
Sempra Energy		8,687	432,700
TECO Energy, Inc.		7,797	109,782
Vectren Corp.		3,706	85,386
Wisconsin Energy Corp.		4,564	206,156
Xcel Energy, Inc.		16,552	318,461
			5,379,923
Office Electronics—0.1%
Xerox Corp.		36,218	280,327
Zebra Technologies Corp., Class A	*†	2,988	77,479
			357,806
Oil, Gas & Consumable Fuels—8.8%
Adams Resources & Energy, Inc.		1,462	29,313
Alpha Natural Resources, Inc.	*†	5,222	183,292
Anadarko Petroleum Corp.		19,446	1,219,848
Apache Corp.		13,442	1,234,379
Apco Oil and Gas International, Inc.		2,488	57,025
Arch Coal, Inc.	†	5,284	116,935
Arena Resources, Inc.	*†	1,202	42,671
Atlas Energy, Inc.		2,578	69,786
ATP Oil & Gas Corp.	*†	685	12,255
Berry Petroleum Co., Class A	†	2,902	77,716
Blue Dolphin Energy Co.	*	3,650	1,788
BP Prudhoe Bay Royalty Trust		1,105	82,488
BPZ Resources, Inc.	*†	4,003	30,103
Cabot Oil & Gas Corp.		4,548	162,591
Callon Petroleum Co.	*	779	1,426
Carrizo Oil & Gas, Inc.	*†	1,800	44,082
Chesapeake Energy Corp.		24,112	684,781
Chevron Corp.		82,899	5,838,577
Cimarex Energy Co.	†	2,681	116,141
Clayton Williams Energy, Inc.	*	550	16,566
CNX Gas Corp.	*	1,100	33,770
Comstock Resources, Inc.	*†	1,735	69,539
Concho Resources, Inc.	*	1,982	71,986
ConocoPhillips		60,934	2,751,779
Consol Energy, Inc.		7,662	345,633
Contango Oil & Gas Co.	*	902	46,056
Cross Timbers Royalty Trust		575	17,532
Crosstex Energy, Inc.		2,100	11,088
CVR Energy, Inc.	*	5,235	65,123
Delta Petroleum Corp.	*†	2,709	4,741
Denbury Resources, Inc.	*	8,932	135,141
Devon Energy Corp.		16,506	1,111,349
DHT Maritime, Inc. (Jersey, Channel Islands)		4,173	15,690
El Paso Corp.		25,233	260,405
Encore Acquisition Co.	*	2,062	77,119

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
EOG Resources, Inc.		9,558	$798,189
Evergreen Energy, Inc.	*†	4,989	3,093
EXCO Resources, Inc.	*†	8,720	162,977
Exxon Mobil Corp.		202,172	13,871,021
Forest Oil Corp.	*†	3,820	74,757
Frontier Oil Corp.		4,576	63,698
FX Energy, Inc.	*	3,496	11,292
General Maritime Corp.	†	2,541	19,667
GMX Resources, Inc.	*†	1,297	20,376
Goodrich Petroleum Corp.	*†	1,566	40,418
Hess Corp.		11,810	631,363
Holly Corp.	†	1,972	50,523
Hugoton Royalty Trust		1,669	29,892
International Coal Group, Inc.	*	4,900	19,747
James River Coal Co.	*	1,500	28,665
Marathon Oil Corp.		27,639	881,684
Mariner Energy, Inc.	*	3,261	46,241
Massey Energy Co.		3,053	85,148
McMoRan Exploration Co.	*†	2,961	22,356
Meridian Resource Corp.	*	2,950	1,209
Murphy Oil Corp.		7,512	432,466
Newfield Exploration Co.	*	5,246	223,270
Noble Energy, Inc.		4,966	327,557
Occidental Petroleum Corp.		33,331	2,613,150
Overseas Shipholding Group, Inc.	†	1,587	59,306
Parallel Petroleum Corp.	*	2,700	8,559
Patriot Coal Corp.	*†	2,992	35,186
Peabody Energy Corp.		10,624	395,425
Penn Virginia Corp.		1,433	32,830
PetroHawk Energy Corp.	*	10,513	254,520
Petroleum Development Corp.	*	1,250	23,325
Petroquest Energy, Inc.	*†	3,346	21,716
Pioneer Natural Resources Co.		5,801	210,518
Plains Exploration & Production Co.	*	5,227	144,579
Quicksilver Resources, Inc.	*†	3,960	56,192
Range Resources Corp.	†	5,516	272,270
Rentech, Inc.	*†	7,800	12,636
Rosetta Resources, Inc.	*	3,400	49,946
SandRidge Energy, Inc.	*†	3,220	41,731
Ship Finance International Ltd. (Bermuda)	†	3,352	41,196
Southern Union Co.	†	3,367	70,000
Southwestern Energy Co.	*	12,344	526,842
Spectra Energy Corp.		23,691	448,708
St. Mary Land & Exploration Co.	†	2,262	73,424
Stone Energy Corp.	*†	1,208	19,702
Sunoco, Inc.		5,446	154,939
Swift Energy Co.	*	1,142	27,043
Syntroleum Corp.	*	1,246	3,364
Teekay Corp. (Canada)		1,691	36,982
Tesoro Corp.	†	6,846	102,553
Ultra Petroleum Corp.	*	6,082	297,775
USEC, Inc.	*†	7,347	34,457
Vaalco Energy, Inc.	*	3,800	17,480
Valero Energy Corp.		22,004	426,658
Verenium Corp.	*†	149	1,019
Warren Resources, Inc.	*	3,600	10,656
Western Refining, Inc.	*	2,500	16,125
Whiting Petroleum Corp.	*†	1,242	71,514
Williams Cos., Inc. (The)		24,207	432,579
World Fuel Services Corp.	†	960	46,147
XTO Energy, Inc.		22,604	933,997
			40,909,372
Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	*	1,251	$13,423
Clearwater Paper Corp.	*	462	19,095
Deltic Timber Corp.	†	724	33,138
Domtar Corp. (Canada)	*†	1,388	48,885
Glatfelter		1,740	19,975
International Paper Co.		14,370	319,445
Louisiana-Pacific Corp.	*†	4,396	29,321
MeadWestvaco Corp.		6,398	142,739
Neenah Paper, Inc.		652	7,674
Schweitzer-Mauduit International, Inc.	†	724	39,357
Wausau Paper Corp.		1,903	19,030
Weyerhaeuser Co.		8,921	326,955
			1,019,037
Personal Products—0.2%
Alberto-Culver Co.	†	3,659	101,281
Avon Products, Inc.		14,351	487,360
Chattem, Inc.	*†	872	57,909
Elizabeth Arden, Inc.	*	1,017	11,970
Estee Lauder Cos., Inc. (The), Class A		3,747	138,939
Herbalife Ltd. (Cayman Islands)		848	27,764
Mead Johnson Nutrition Co., Class A	†	1,182	53,320
Medifast, Inc.	*	734	15,942
NBTY, Inc.	*	2,664	105,441
Nu Skin Enterprises, Inc., Class A		3,018	55,924
USANA Health Sciences, Inc.	*	593	20,227
			1,076,077
Pharmaceuticals—5.8%
Abbott Laboratories		63,751	3,153,762
Adolor Corp.	*	1,927	3,064
Allergan, Inc.		11,928	677,033
AVANIR Pharmaceuticals, Inc., Class A	*	1,500	3,120
Bristol-Myers Squibb Co.		79,233	1,784,327
Columbia Laboratories, Inc.	*†	1,819	2,347
CPEX Pharmaceuticals, Inc.	*	71	706
Cypress Bioscience, Inc.	*	1,560	12,745
Discovery Laboratories, Inc.	*†	2,566	3,490
Durect Corp.	*	1,900	5,073
Eli Lilly & Co.		33,873	1,118,825
Emisphere Technologies, Inc.	*†	772	586
Endo Pharmaceuticals Holdings, Inc.	*	4,151	93,937
Forest Laboratories, Inc.	*	9,040	266,138
Heska Corp.	*	4,462	1,963
Hi-Tech Pharmacal Co., Inc.	*	862	19,343
Hollis-Eden Pharmaceuticals, Inc.	*	954	563
Inspire Pharmaceuticals, Inc.	*	1,369	7,146
Johnson & Johnson		113,987	6,940,668
King Pharmaceuticals, Inc.	*†	10,009	107,797
KV Pharmaceutical Co., Class A	*†	2,179	6,690
MDRNA, Inc.	*†	1,500	2,100
Medicines Co. (The)	*†	2,018	22,218
Medicis Pharmaceutical Corp., Class A		2,422	51,710
Merck & Co., Inc.		79,562	2,516,546
Mylan, Inc.	*†	10,732	171,819
Nektar Therapeutics	*†	2,368	23,064
Optimer Pharmaceuticals, Inc.	*†	2,592	35,070
Pain Therapeutics, Inc.	*	1,318	6,669

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Par Pharmaceutical Cos., Inc.	*†	1,362	$29,297
Penwest Pharmaceuticals Co.	*	930	1,944
Perrigo Co.		2,922	99,319
Pfizer, Inc.		275,415	4,558,118
Pozen, Inc.	*	1,014	7,463
Questcor Pharmaceuticals, Inc.	*†	4,217	23,278
Salix Pharmaceuticals Ltd.	*	2,346	49,876
Schering-Plough Corp.		61,792	1,745,624
Sepracor, Inc.	*	4,575	104,768
SuperGen, Inc.	*	1,338	3,572
Valeant Pharmaceuticals International	*†	3,473	97,452
Viropharma, Inc.	*	4,061	39,067
Vivus, Inc.	*†	1,400	14,630
Watson Pharmaceuticals, Inc.	*	4,480	164,147
Wyeth		57,249	2,781,156
XenoPort, Inc.	*	1,939	41,165
			26,799,395
Professional Services—0.3%
Administaff, Inc.	†	1,143	30,027
Advisory Board Co. (The)	*†	950	23,883
Barrett Business Services, Inc.		2,203	23,308
CDI Corp.	†	1,131	15,891
Corporate Executive Board Co. (The)	†	1,507	37,524
CoStar Group, Inc.	*	770	31,739
CRA International, Inc.	*	986	26,908
Diamond Management & Technology Consultants, Inc.		1,431	9,802
Dun & Bradstreet Corp.		2,112	159,076
Equifax, Inc.		5,325	155,170
FTI Consulting, Inc.	*	1,735	73,928
Heidrick & Struggles International, Inc.		865	20,120
Huron Consulting Group, Inc.	*†	988	25,520
IHS, Inc., Class A	*†	1,414	72,298
Kelly Services, Inc., Class A	†	1,173	14,428
Kforce, Inc.	*	297	3,570
Korn/Ferry International	*	1,624	23,694
Manpower, Inc.		3,593	203,759
Monster Worldwide, Inc.	*	4,681	81,824
MPS Group, Inc.	*	3,706	38,987
Navigant Consulting, Inc.	*†	2,313	31,225
On Assignment, Inc.	*	1,243	7,272
RCM Technologies, Inc.	*	1,593	3,568
Resources Connection, Inc.	*	2,060	35,144
Robert Half International, Inc.	†	7,107	177,817
School Specialty, Inc.	*†	854	20,257
Spherion Corp.	*	2,689	16,699
TrueBlue, Inc.	*	2,485	34,964
Volt Information Sciences, Inc.	*†	1,249	15,263
Watson Wyatt Worldwide, Inc., Class A		1,600	69,696
			1,483,361
Real Estate Investment Trusts (REITs)—2.0%
Acadia Realty Trust REIT		1,368	20,616
Agree Realty Corp. REIT		814	18,665
Alesco Financial, Inc. REIT	*†	4,213	5,266
Alexander’s, Inc. REIT		78	23,079
Alexandria Real Estate Equities, Inc. REIT	†	1,245	67,666
AMB Property Corp. REIT	†	6,265	143,782
American Campus Communities, Inc. REIT		1,699	45,618
Annaly Capital Management, Inc. REIT		22,691	$411,615
Anthracite Capital, Inc. REIT	*†	1,100	1,155
Anworth Mortgage Asset Corp. REIT		8,261	65,097
Apartment Investment & Management Co., Class A REIT	†	5,659	83,470
Arlington Asset Investment Corp., Class A REIT	*†	6,080	2,979
Ashford Hospitality Trust, Inc. REIT	*†	4,200	14,532
AvalonBay Communities, Inc. REIT	†	3,314	241,027
BioMed Realty Trust, Inc. REIT	†	1,400	19,320
Boston Properties, Inc. REIT	†	4,700	308,085
Brandywine Realty Trust REIT		6,105	67,399
BRE Properties, Inc. REIT	†	2,433	76,153
BRT Realty Trust REIT	*	355	2,024
Camden Property Trust REIT		2,058	82,937
Capital Trust, Inc., Class A REIT	*†	523	1,590
Capstead Mortgage Corp. REIT		2,400	33,384
CBL & Associates Properties, Inc. REIT	†	10,788	104,644
Cedar Shopping Centers, Inc. REIT	†	583	3,760
Chimera Investment Corp. REIT		26,811	102,418
Colonial Properties Trust REIT	†	1,962	19,090
Corporate Office Properties Trust REIT	†	1,904	70,220
Cousins Properties, Inc. REIT	†	2,405	19,913
DCT Industrial Trust, Inc. REIT	†	6,576	33,603
Developers Diversified Realty Corp. REIT	†	5,227	48,297
DiamondRock Hospitality Co. REIT	*	3,930	31,833
Digital Realty Trust, Inc. REIT	†	2,000	91,420
Douglas Emmett, Inc. REIT	†	4,212	51,723
Duke Realty Corp. REIT	†	5,609	67,364
DuPont Fabros Technology, Inc. REIT	*	4,666	62,198
Eastern Light Capital, Inc. REIT	*	799	3,444
EastGroup Properties, Inc. REIT	†	1,538	58,782
Entertainment Properties Trust REIT	†	2,733	93,305
Equity Lifestyle Properties, Inc. REIT	†	1,140	48,781
Equity One, Inc. REIT	†	2,619	41,040
Equity Residential REIT		11,387	349,581
Essex Property Trust, Inc. REIT	†	807	64,221
Extra Space Storage, Inc. REIT	†	3,500	36,925
Federal Realty Investment Trust REIT	†	2,295	140,844
FelCor Lodging Trust, Inc. REIT	†	3,135	14,202
First Industrial Realty Trust, Inc. REIT		1,599	8,395
First Potomac Realty Trust REIT		1,628	18,820
Franklin Street Properties Corp. REIT		2,200	28,820
Getty Realty Corp. REIT		1,747	42,871
Glimcher Realty Trust REIT		1,584	5,813

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Gramercy Capital Corp. REIT	*†	2,182	$5,302
Hatteras Financial Corp. REIT	†	1,935	58,011
HCP, Inc. REIT		10,915	313,697
Health Care REIT, Inc. REIT		3,657	152,204
Healthcare Realty Trust, Inc. REIT	†	1,881	39,746
Highwoods Properties, Inc. REIT		2,393	75,260
HMG Courtland Properties REIT	*	1,450	5,365
Home Properties, Inc. REIT	†	1,390	59,895
Hospitality Properties Trust REIT		2,923	59,542
Host Hotels & Resorts, Inc. REIT		21,345	251,231
HRPT Properties Trust REIT	†	9,142	68,748
Inland Real Estate Corp. REIT		2,302	20,166
Investors Real Estate Trust REIT		2,989	27,021
iStar Financial, Inc. REIT	*†	4,331	13,166
Kilroy Realty Corp. REIT	†	1,316	36,506
Kimco Realty Corp. REIT		15,341	200,047
Kite Realty Group Trust REIT	†	2,654	11,067
LaSalle Hotel Properties REIT	†	1,561	30,689
Lexington Realty Trust REIT		1,522	7,763
Liberty Property Trust REIT	†	3,372	109,691
LTC Properties, Inc. REIT		2,385	57,335
Macerich Co. (The) REIT	†	2,962	89,837
Mack-Cali Realty Corp. REIT		2,488	80,437
Maguire Properties, Inc. REIT	*†	1,199	2,518
Medical Properties Trust, Inc. REIT	†	3,172	24,773
MFA Financial, Inc. REIT		10,801	85,976
Mid-America Apartment Communities, Inc. REIT	†	1,240	55,961
Mission West Properties, Inc. REIT		1,417	9,536
Monmouth Real Estate Investment Corp., Class A REIT		3,275	22,794
National Health Investors, Inc. REIT		979	30,985
National Retail Properties, Inc. REIT	†	2,356	50,583
Nationwide Health Properties, Inc. REIT		3,720	115,283
Newcastle Investment Corp. REIT		754	2,239
NorthStar Realty Finance Corp. REIT		4,388	15,402
Omega Healthcare Investors, Inc. REIT	†	4,100	65,682
Pacific Office Properties Trust, Inc. REIT		1,050	4,588
Parkway Properties, Inc. REIT		986	19,424
Pennsylvania Real Estate Investment Trust REIT	†	1,510	11,491
Plum Creek Timber Co., Inc. REIT	†	7,429	227,625
PMC Commercial Trust REIT		865	6,323
Post Properties, Inc. REIT	†	2,078	37,404
Potlatch Corp. REIT		1,618	46,032
ProLogis REIT	†	18,076	215,466
PS Business Parks, Inc. REIT		599	30,741
Public Storage REIT		5,209	391,925
RAIT Financial Trust REIT		991	2,914
Ramco-Gershenson Properties Trust REIT		1,275	11,373
Rayonier, Inc. REIT		3,336	$136,476
Realty Income Corp. REIT	†	4,138	106,140
Redwood Trust, Inc. REIT		1,008	15,624
Regency Centers Corp. REIT	†	2,745	101,702
Saul Centers, Inc. REIT		987	31,683
Senior Housing Properties Trust REIT	†	3,680	70,325
Simon Property Group, Inc. REIT	†	11,553	802,125
SL Green Realty Corp. REIT	†	2,185	95,812
Sovran Self Storage, Inc. REIT	†	1,269	38,616
Strategic Hotels & Resorts, Inc. REIT	*	2,904	7,521
Sun Communities, Inc. REIT	†	1,061	22,833
Sunstone Hotel Investors, Inc. REIT	*†	2,559	18,169
Tanger Factory Outlet Centers, Inc. REIT		1,221	45,592
Taubman Centers, Inc. REIT	†	2,083	75,155
UDR, Inc. REIT		6,077	95,652
Universal Health Realty Income Trust REIT		1,333	43,389
U-Store-It Trust REIT		3,600	22,500
Ventas, Inc. REIT		6,073	233,810
Vornado Realty Trust REIT	†	6,640	427,689
Walter Investment Management Corp. REIT		598	9,580
Washington Real Estate Investment Trust REIT	†	1,834	52,819
Weingarten Realty Investors REIT	†	3,474	69,202
			9,179,964
Real Estate Management & Development—0.1%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	16,158
Brookfield Properties Corp. (Canada)	†	15,325	172,560
CB Richard Ellis Group, Inc., Class A	*†	6,900	81,006
Forest City Enterprises, Inc., Class A	†	9,240	123,539
Forestar Group, Inc.	*	1,502	25,804
Grubb & Ellis Co.	*†	652	1,102
Jones Lang LaSalle, Inc.	†	1,311	62,102
St. Joe Co. (The)	*†	3,582	104,308
Tejon Ranch Co.	*	762	19,568
			606,147
Road & Rail—0.9%
Amerco, Inc.	*	805	36,917
Arkansas Best Corp.		903	27,036
Avis Budget Group, Inc.	*†	4,424	59,105
Burlington Northern Santa Fe Corp.		10,257	818,816
Con-way, Inc.		2,160	82,771
CSX Corp.		14,893	623,421
Dollar Thrifty Automotive Group, Inc.	*	1,057	25,992
Genesee & Wyoming, Inc., Class A	*†	1,576	47,784
Heartland Express, Inc.	†	4,220	60,768
J.B. Hunt Transport Services, Inc.	†	3,964	127,363
Kansas City Southern	*†	2,513	66,569
Knight Transportation, Inc.	†	3,879	65,090
Landstar System, Inc.		2,256	85,863
Norfolk Southern Corp.		14,488	624,578

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Old Dominion Freight Line, Inc.	*	1,783	$54,257
PAM Transportation Services, Inc.	*	338	2,802
Ryder System, Inc.		2,660	103,900
Saia, Inc.	*†	1,662	26,725
Union Pacific Corp.		19,818	1,156,380
Werner Enterprises, Inc.		2,915	54,307
YRC Worldwide, Inc.	*†	2,278	10,137
			4,160,581
Semiconductors & Semiconductor Equipment—2.7%
Actel Corp.	*†	1,140	13,874
Advanced Energy Industries, Inc.	*	1,428	20,335
Advanced Micro Devices, Inc.	*†	21,447	121,390
Aetrium, Inc.	*	614	1,357
Altera Corp.	†	10,928	224,133
Amkor Technology, Inc.	*†	7,211	49,612
Anadigics, Inc.	*	957	4,507
Analog Devices, Inc.		12,287	338,875
Applied Materials, Inc.		43,119	577,795
Applied Micro Circuits Corp.	*	3,186	31,828
Atheros Communications, Inc.	*†	2,700	71,631
Atmel Corp.	*	18,733	78,491
ATMI, Inc.	*	1,559	28,296
Axcelis Technologies, Inc.	*	4,095	4,914
AXT, Inc.	*	946	1,816
Broadcom Corp., Class A	*	16,147	495,551
Brooks Automation, Inc.	*	3,103	23,986
Cabot Microelectronics Corp.	*	1,049	36,568
California Micro Devices Corp.	*	745	2,399
Ceva, Inc.	*	692	7,439
Cirrus Logic, Inc.	*	2,946	16,380
Cohu, Inc.	†	859	11,648
Conexant Systems, Inc.	*	2,046	5,606
Cree, Inc.	*	3,097	113,815
Cymer, Inc.	*†	1,498	58,212
Cypress Semiconductor Corp.	*†	4,876	50,369
Diodes, Inc.	*	2,400	43,416
DSP Group, Inc.	*	1,194	9,719
Electroglas, Inc.	*	1,990	16
Entegris, Inc.	*	5,738	28,403
Exar Corp.	*	1,758	12,921
Fairchild Semiconductor International, Inc.	*†	4,903	50,158
FEI Co.	*	1,368	33,721
Formfactor, Inc.	*	1,417	33,895
FSI International, Inc.	*	1,479	1,716
Integrated Device Technology, Inc.	*	8,168	55,216
Integrated Silicon Solution, Inc.	*	1,269	4,771
Intel Corp.		227,693	4,455,952
International Rectifier Corp.	*†	2,631	51,278
Intersil Corp., Class A	†	5,757	88,140
IXYS Corp.		1,329	11,310
KLA-Tencor Corp.		5,711	204,796
Kopin Corp.	*	2,431	11,669
Kulicke & Soffa Industries, Inc.	*†	2,008	12,108
Lam Research Corp.	*†	5,335	182,244
Lattice Semiconductor Corp.	*	4,395	9,889
Linear Technology Corp.	†	8,638	238,668
LSI Corp.	*	30,700	168,543
LTX-Credence Corp.	*†	4,076	6,725
Marvell Technology Group Ltd. (Bermuda)	*	18,500	299,515
Mattson Technology, Inc.	*	1,760	$4,963
Maxim Integrated Products, Inc.		9,781	177,427
MEMC Electronic Materials, Inc.	*	8,113	134,919
Micrel, Inc.		3,731	30,408
Microchip Technology, Inc.	†	6,974	184,811
Micron Technology, Inc.	*†	25,902	212,396
Microsemi Corp.	*	2,474	39,064
Mindspeed Technologies, Inc.	*†	801	2,307
MIPS Technologies, Inc.	*	2,228	8,400
MKS Instruments, Inc.	*†	2,455	47,357
MoSys, Inc.	*	1,251	3,128
National Semiconductor Corp.	†	10,460	149,264
Netlogic Microsystems, Inc.	*†	1,068	48,060
Novellus Systems, Inc.	*	2,876	60,338
NVE Corp.	*†	348	18,500
Nvidia Corp.	*	20,184	303,366
Omnivision Technologies, Inc.	*	2,354	38,323
ON Semiconductor Corp.	*†	10,008	82,566
PDF Solutions, Inc.	*	974	3,399
Pericom Semiconductor Corp.	*	1,023	10,036
Photronics, Inc.	*	1,388	6,579
PLX Technology, Inc.	*†	1,050	3,539
PMC - Sierra, Inc.	*†	7,045	67,350
Power Integrations, Inc.		1,952	65,060
QuickLogic Corp.	*	1,050	1,785
Rambus, Inc.	*†	4,071	70,835
Ramtron International Corp.	*	1,920	4,858
RF Micro Devices, Inc.	*	8,143	44,217
Rudolph Technologies, Inc.	*	1,247	9,228
Semitool, Inc.	*	1,060	8,957
Semtech Corp.	*†	2,970	50,520
Sigma Designs, Inc.	*†	1,320	19,180
Silicon Image, Inc.	*†	2,948	7,164
Silicon Laboratories, Inc.	*†	2,124	98,469
Silicon Storage Technology, Inc.	*	3,793	9,179
Skyworks Solutions, Inc.	*†	5,822	77,083
Standard Microsystems Corp.	*	806	18,707
Tegal Corp.	*	312	396
Teradyne, Inc.	*†	7,938	73,427
Tessera Technologies, Inc.	*	1,560	43,508
Texas Instruments, Inc.		52,415	1,241,711
Transwitch Corp.	*	3,432	2,402
Trident Microsystems, Inc.	*†	3,018	7,817
TriQuint Semiconductor, Inc.	*	4,918	37,967
Ultratech, Inc.	*	971	12,846
Varian Semiconductor Equipment Associates, Inc.	*†	3,367	110,572
Veeco Instruments, Inc.	*	1,294	30,176
Virage Logic Corp.	*	901	4,694
White Electronic Designs Corp.	*†	514	2,375
Xilinx, Inc.		11,904	278,792
Zoran Corp.	*	1,650	19,008
			12,393,049
Software—4.2%
ACI Worldwide, Inc.	*	1,298	19,639
Activision Blizzard, Inc.	*	23,814	295,055
Actuate Corp.	*	2,084	12,046
Adobe Systems, Inc.	*	20,400	674,016
Advent Software, Inc.	*†	1,451	58,403
American Software, Inc., Class A		1,950	12,733
ANSYS, Inc.	*†	2,396	89,778
Ariba, Inc.	*†	2,075	24,070
Authentidate Holding Corp.	*	1,023	1,442
Autodesk, Inc.	*	9,258	220,340

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Blackbaud, Inc.		2,650	$61,480
Blackboard, Inc.	*†	1,400	52,892
BMC Software, Inc.	*	6,337	237,828
CA, Inc.		17,506	384,957
Cadence Design Systems, Inc.	*†	10,745	78,868
Callidus Software, Inc.	*	172	518
Chordiant Software, Inc.	*	1,859	7,232
Citrix Systems, Inc.	*	6,809	267,117
Compuware Corp.	*	7,505	55,012
Concur Technologies, Inc.	*†	2,083	82,820
Datawatch Corp.	*	3,500	8,260
Ebix, Inc.	*	934	51,706
Electronic Arts, Inc.	*	12,060	229,743
Epicor Software Corp.	*	1,693	10,784
EPIQ Systems, Inc.	*	1,087	15,761
ePresence, Inc.	*‡δ	1,173	—
Evolving Systems, Inc.	*	527	3,663
Factset Research Systems, Inc.	†	1,490	98,698
Fair Isaac Corp.	†	3,039	65,308
FalconStor Software, Inc.	*†	1,373	6,824
Informatica Corp.	*†	3,171	71,601
Interactive Intelligence, Inc.	*	950	18,155
Intuit, Inc.	*	11,145	317,633
Jack Henry & Associates, Inc.	†	3,591	84,281
JDA Software Group, Inc.	*	1,256	27,557
Kenexa Corp.	*†	1,681	22,660
Lawson Software, Inc.	*	8,700	54,288
Magma Design Automation, Inc.	*†	1,429	2,987
Manhattan Associates, Inc.	*	1,346	27,189
McAfee, Inc.	*	6,724	294,444
Mentor Graphics Corp.	*	2,745	25,556
Micros Systems, Inc.	*†	3,428	103,491
Microsoft Corp.		367,445	9,513,151
MicroStrategy, Inc., Class A	*	513	36,700
Netscout Systems, Inc.	*	1,250	16,887
Novell, Inc.	*	15,492	69,869
Nuance Communications, Inc.	*†	4,541	67,933
Oracle Corp.		167,835	3,497,681
Parametric Technology Corp.	*	4,423	61,126
Pegasystems, Inc.	†	2,141	73,929
Phoenix Technologies Ltd.	*	907	3,311
PLATO Learning, Inc.	*	1,825	7,884
Progress Software Corp.	*	1,322	29,943
QAD, Inc.	†	1,363	6,202
Quest Software, Inc.	*	3,847	64,822
Radiant Systems, Inc.	*	1,019	10,944
Red Hat, Inc.	*	7,251	200,418
Renaissance Learning, Inc.	†	1,353	13,449
Rovi Corp.	*†	3,817	128,251
S1 Corp.	*	2,636	16,290
Salesforce.com, Inc.	*†	3,783	215,366
Scientific Learning Corp.	*	3,145	11,228
Solera Holdings, Inc.	†	1,099	34,190
Sonic Foundry, Inc.	*	1,200	768
Sonic Solutions, Inc.	*†	889	5,272
SonicWALL, Inc.	*	2,442	20,513
SourceForge, Inc.	*	2,018	2,543
SPSS, Inc.	*†	690	34,465
Sybase, Inc.	*	3,825	148,792
Symantec Corp.	*	34,469	567,704
Symyx Technologies, Inc.	*	1,374	9,096
Synopsys, Inc.	*	6,501	145,752
Take-Two Interactive Software, Inc.	*†	2,643	29,628
TeleCommunication Systems, Inc., Class A	*	1,200	$10,032
THQ, Inc.	*†	2,914	19,932
TIBCO Software, Inc.	*	8,337	79,118
TiVo, Inc.	*	2,696	27,931
Tyler Technologies, Inc.	*†	1,886	32,232
Ultimate Software Group, Inc.	*†	1,242	35,670
VASCO Data Security International, Inc.	*	3,804	28,226
Versant Corp.	*	330	5,907
VMware, Inc., Class A	*	1,700	68,289
Wayside Technology Group, Inc.		1,787	15,904
Websense, Inc.	*	1,958	32,894
			19,577,077
Specialty Retail—2.1%
A.C. Moore Arts & Crafts, Inc.	*	876	3,154
Aaron’s, Inc.	†	1,939	51,190
Abercrombie & Fitch Co., Class A	†	3,072	101,007
Advance Auto Parts, Inc.	†	4,485	176,171
Aeropostale, Inc.	*†	3,604	156,666
American Eagle Outfitters, Inc.		8,736	147,289
America’s Car-Mart, Inc.	*	354	8,478
AnnTaylor Stores Corp.	*†	2,733	43,427
Asbury Automotive Group, Inc.	*†	1,342	17,017
AutoNation, Inc.	*†	5,363	96,963
AutoZone, Inc.	*	1,894	276,941
Barnes & Noble, Inc.	†	828	18,398
Bebe Stores, Inc.	†	790	5,814
Bed Bath & Beyond, Inc.	*	10,125	380,092
Best Buy Co., Inc.	†	13,673	513,011
Big 5 Sporting Goods Corp.		1,071	16,172
Blockbuster, Inc., Class A	*†	7,850	8,399
Borders Group, Inc.	*	3,342	10,394
Brown Shoe Co., Inc.	†	1,791	14,364
Buckle, Inc. (The)	†	1,236	42,197
Carmax, Inc.	*†	8,516	177,984
Casual Male Retail Group, Inc.	*†	1,930	6,639
Cato Corp. (The), Class A		1,761	35,731
Charlotte Russe Holding, Inc.	*	1,100	19,250
Charming Shoppes, Inc.	*	3,138	15,408
Chico’s FAS, Inc.	*	7,236	94,068
Children’s Place Retail Stores, Inc. (The)	*†	1,144	34,274
Christopher & Banks Corp.	†	1,528	10,345
Coldwater Creek, Inc.	*†	1,528	12,530
Collective Brands, Inc.	*†	2,964	51,366
Cost Plus, Inc.	*†	1,014	2,058
Destination Maternity Corp.	*	600	10,878
Dick’s Sporting Goods, Inc.	*†	2,480	55,552
Dress Barn, Inc.	*†	1,900	34,067
Finish Line, Inc. (The), Class A		1,917	19,477
Foot Locker, Inc.	†	5,840	69,788
GameStop Corp., Class A	*†	4,410	116,733
Gap, Inc. (The)		22,382	478,975
Genesco, Inc.	*	921	22,168
Group 1 Automotive, Inc.	†	1,068	28,676
Guess?, Inc.		3,548	131,418
Gymboree Corp.	*	1,400	67,732
Haverty Furniture Cos., Inc.	*	1,111	13,121
Hibbett Sports, Inc.	*†	1,396	25,449
Home Depot, Inc.		67,122	1,788,130
Hot Topic, Inc.	*	1,824	13,662
J. Crew Group, Inc.	*†	2,206	79,019
Jo-Ann Stores, Inc.	*†	1,266	33,967
JOS A. Bank Clothiers, Inc.	*†	577	25,832

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kirkland’s, Inc.	*	833	$11,870
Limited Brands, Inc.		10,407	176,815
Lithia Motors, Inc., Class A		862	13,439
Lowe’s Cos., Inc.		49,902	1,044,948
MarineMax, Inc.	*	800	6,248
Men’s Wearhouse, Inc. (The)		2,437	60,194
Midas, Inc.	*†	1,277	12,004
Monro Muffler Brake, Inc.		991	31,504
Office Depot, Inc.	*	11,792	78,063
OfficeMax, Inc.	*†	3,587	45,124
O’Reilly Automotive, Inc.	*†	5,624	203,251
Pacific Sunwear of California, Inc.	*	3,025	15,579
Penske Auto Group, Inc.	†	1,654	31,724
Pep Boys-Manny, Moe & Jack (The)	†	2,200	21,494
PetSmart, Inc.	†	5,983	130,130
Pier 1 Imports, Inc.	*	3,712	14,365
RadioShack Corp.		6,811	112,858
Rent-A-Center, Inc.	*†	3,377	63,758
Ross Stores, Inc.	†	5,419	258,866
Sally Beauty Holdings, Inc.	*†	3,659	26,015
Select Comfort Corp.	*	2,104	9,994
Sherwin-Williams Co. (The)		3,738	224,878
Signet Jewelers Ltd. (Bermuda)	*	3,344	88,047
Sonic Automotive, Inc., Class A	†	1,649	17,314
Stage Stores, Inc.	†	2,236	28,979
Staples, Inc.		23,190	538,472
Stein Mart, Inc.	*†	1,261	16,027
Systemax, Inc.	*	1,358	16,472
Talbots, Inc.	†	375	3,461
Tiffany & Co.		5,242	201,974
TJX Cos., Inc.		15,739	584,704
Tractor Supply Co.	*†	1,549	75,003
Trans World Entertainment Corp.	*	1,932	1,758
Tween Brands, Inc.	*	1,485	12,459
Urban Outfitters, Inc.	*†	5,012	151,212
West Marine, Inc.	*	803	6,312
Wet Seal, Inc. (The), Class A	*	1,246	4,710
Williams-Sonoma, Inc.		3,877	78,432
Zale Corp.	*†	2,300	16,445
			9,996,343
Textiles, Apparel & Luxury Goods—0.6%
Carter’s, Inc.	*	1,476	39,409
Charles & Colvard Ltd.	*	1,843	1,051
Cherokee, Inc.		994	23,826
Coach, Inc.		14,097	464,073
Columbia Sportswear Co.	†	652	26,836
CROCS, Inc.	*	3,600	23,940
Culp, Inc.	*	888	4,946
Deckers Outdoor Corp.	*†	645	54,728
Fossil, Inc.	*	3,154	89,731
Hallwood Group, Inc.		100	2,520
Hanesbrands, Inc.	*†	4,099	87,719
Iconix Brand Group, Inc.	*	2,737	34,130
Jones Apparel Group, Inc.		4,641	83,213
Kenneth Cole Productions, Inc., Class A		956	9,589
K-Swiss, Inc., Class A	†	1,476	12,974
Lazare Kaplan International, Inc.	*‡	1,139	2,278
Liz Claiborne, Inc.	†	4,930	24,305
Movado Group, Inc.		1,678	24,381
NIKE, Inc., Class B		16,569	$1,072,014
Oxford Industries, Inc.		936	18,439
Phillips-Van Heusen Corp.		1,267	54,215
Polo Ralph Lauren Corp.		2,143	164,197
Quiksilver, Inc.	*	4,288	11,792
Skechers U.S.A., Inc., Class A	*†	1,935	33,166
Steven Madden Ltd.	*	751	27,644
Timberland Co. (The), Class A	*†	2,970	41,343
Under Armour, Inc., Class A	*†	1,937	53,907
Unifi, Inc.	*	2,629	8,413
V.F. Corp.		3,785	274,148
Warnaco Group, Inc. (The)	*	1,527	66,974
Wolverine World Wide, Inc.		2,589	64,311
			2,900,212
Thrifts & Mortgage Finance—0.3%
Anchor Bancorp Wisconsin, Inc.	†	1,411	1,834
Astoria Financial Corp.	†	3,465	38,254
Bank Mutual Corp.		3,756	33,203
BankAtlantic Bancorp, Inc., Class A	†	2,405	6,974
Beneficial Mutual Bancorp, Inc.	*†	969	8,847
Brookline Bancorp, Inc.	†	3,765	36,596
Capitol Federal Financial	†	2,115	69,626
CFS Bancorp, Inc.	†	1,873	8,878
Charter Financial Corp.	†	350	4,560
Corus Bankshares, Inc.	*†	702	63
Dime Community Bancshares, Inc.	†	1,638	18,722
Doral Financial Corp. (Puerto Rico)	*†	221	818
Federal Home Loan Mortgage Corp.	*†	25,235	45,423
Federal National Mortgage Association	*†	37,770	57,410
First Financial Service Corp.		402	5,415
First Niagara Financial Group, Inc.		4,217	51,996
Flagstar Bancorp, Inc.	*†	2,110	2,173
Harrington West Financial Group, Inc.	*	1,171	1,405
Hudson City Bancorp, Inc.	†	21,250	279,438
MGIC Investment Corp.	*†	4,084	30,262
NASB Financial, Inc.		528	13,886
New York Community Bancorp, Inc.	†	12,640	144,349
NewAlliance Bancshares, Inc.	†	4,600	49,220
Northwest Bancorp, Inc.		2,048	46,776
Ocwen Financial Corp.	*†	3,358	38,013
Parkvale Financial Corp.		616	5,766
People’s United Financial, Inc.		8,652	134,625
PMI Group, Inc. (The)	†	3,929	16,698
Provident Financial Services, Inc.	†	943	9,703
Provident New York Bancorp		3,670	35,049
Radian Group, Inc.	†	3,844	40,670
Riverview Bancorp, Inc.	*	2,600	9,620
TFS Financial Corp.		3,398	40,436
Tree.com, Inc.	*†	314	2,371
Triad Guaranty, Inc.	*	692	879
Trustco Bank Corp.		3,435	21,469
United Western Bancorp, Inc.		973	3,863
Washington Federal, Inc.	†	3,379	56,970
Westfield Financial, Inc.		4,068	34,456
			1,406,716

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Tobacco—1.3%
Alliance One International, Inc.	*†	2,000	$8,960
Altria Group, Inc.		82,016	1,460,705
Lorillard, Inc.		6,904	512,967
Philip Morris International, Inc.		77,475	3,776,132
Reynolds American, Inc.		6,595	293,609
Universal Corp.		1,078	45,082
Vector Group Ltd.		2,633	41,028
			6,138,483
Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.		2,056	43,505
Beacon Roofing Supply, Inc.	*	2,570	41,069
Building Materials Holding Corp.	*	1,800	99
Fastenal Co.	†	5,638	218,191
GATX Corp.	†	1,766	49,360
H&E Equipment Services, Inc.	*	1,600	18,128
Interline Brands, Inc.	*	982	16,547
MSC Industrial Direct Co., Class A	†	1,782	77,659
United Rentals, Inc.	*	2,798	28,819
W.W. Grainger, Inc.		2,817	251,727
Watsco, Inc.		553	29,812
WESCO International, Inc.	*†	1,550	44,640
Willis Lease Finance Corp.	*	1,234	16,869
			836,425
Water Utilities—0.0%
American States Water Co.		1,261	45,623
American Water Works Co., Inc.		2,266	45,184
Aqua America, Inc.	†	4,329	76,364
California Water Service Group	†	965	37,577
Connecticut Water Service, Inc.		500	11,195
SJW Corp.	†	1,010	23,078
			239,021
Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	16,061	584,621
Centennial Communications Corp.	*†	3,036	24,227
Crown Castle International Corp.	*	8,983	281,707
iPCS, Inc.	*	700	12,180
Leap Wireless International, Inc.	*†	3,300	64,515
MetroPCS Communications, Inc.	*†	7,134	66,774
NII Holdings, Inc.	*†	5,995	179,730
NTELOS Holdings Corp.		2,700	47,682
SBA Communications Corp., Class A	*†	4,064	109,850
Shenandoah Telecommunications Co.	†	1,200	21,540
Sprint Nextel Corp.	*	88,755	350,582
Telephone & Data Systems, Inc.	†	3,518	109,093
United States Cellular Corp.	*	680	26,568
			1,879,069
TOTAL COMMON STOCKS
(Cost $386,653,004)			456,308,375

RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡δ	572	$—
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,756	1,019
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,806	—
TOTAL RIGHTS
(Cost $—)			1,019

WARRANTS—0.0%
Diversified Financial Services—0.0%
Equitex, Inc., Class A, Expires 02/07/2010	*‡δ	264	—
Equitex, Inc., Class B, Expires 02/07/2010	*‡δ	264	—
Pegasus Wireless Corp., Expires 12/31/2009	*‡δ	540	—
TOTAL WARRANTS
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.126%	12/17/2009	‡‡
(Cost $799,785)			$800,000	799,877

CASH EQUIVALENTS—12.0%

		Shares	Value
Institutional Money Market Funds—11.8%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		7,924,450	7,924,450
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	24,201,025	24,201,025
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	7,000,000	7,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	7,700,000	7,700,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	4,000,000	4,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	4,000,000	4,000,000
			54,825,475

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.2%
General Electric Capital Corp., Series A
0.534%	10/26/2009	#††	$744,488	$744,488
TOTAL CASH EQUIVALENTS
(Cost $55,569,963)				55,569,963

TOTAL INVESTMENTS—110.3%
(Cost $443,022,752)				512,679,234
Other assets less liabilities—(10.3%)				(47,971,916)
NET ASSETS—100.0%				$464,707,318

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
δ	Security has no market value at September 30, 2009.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—97.3%
Aerospace & Defense—1.0%
AAR Corp.	*†	3,869	$84,886
Aerovironment, Inc.	*	616	17,303
Alliant Techsystems, Inc.	*†	2,824	219,848
American Science & Engineering, Inc.		1,020	69,401
Applied Signal Technology, Inc.		2,274	52,916
Astronics Corp.	*	716	6,730
Astronics Corp., Class B	*	179	1,613
BE Aerospace, Inc.	*†	8,464	170,465
Ceradyne, Inc.	*	2,334	42,782
Cubic Corp.		1,262	49,811
Curtiss-Wright Corp.		3,943	134,575
DigitalGlobe, Inc.	*	3,405	76,170
Ducommun, Inc.	†	852	16,111
DynCorp International, Inc., Class A	*	1,953	35,154
Esterline Technologies Corp.	*	2,519	98,770
GenCorp, Inc.	*	4,016	21,526
GeoEye, Inc.	*	1,729	46,337
HEICO Corp., Class A		2,477	83,995
Herley Industries, Inc.	*†	1,550	20,228
Hexcel Corp.	*†	8,244	94,311
Innovative Solutions & Support, Inc.	*	1,200	6,012
Kratos Defense & Security Solutions, Inc.	*	1,442	12,618
Ladish Co., Inc.	*	2,037	30,820
Moog, Inc., Class A	*†	3,584	105,728
Orbital Sciences Corp.	*	5,400	80,838
Spirit Aerosystems Holdings, Inc., Class A	*†	6,992	126,276
Stanley, Inc.	*	1,217	31,301
Taser International, Inc.	*†	6,942	32,766
Teledyne Technologies, Inc.	*	2,702	97,245
TransDigm Group, Inc.	*	3,242	161,484
Triumph Group, Inc.		2,080	99,819
			2,127,839
Air Freight & Logistics—0.2%
Air T, Inc.		563	5,439
Air Transport Services Group, Inc.	*†	5,626	19,466
Atlas Air Worldwide Holdings, Inc.	*	1,188	37,980
Dynamex, Inc.	*	2,145	35,028
Forward Air Corp.	†	2,629	60,861
HUB Group, Inc., Class A	*†	3,172	72,480
Pacer International, Inc.		3,711	14,325
UTi Worldwide, Inc. (Virgin Islands, British)		8,059	116,694
			362,273
Airlines—0.7%
Airtran Holdings, Inc.	*	12,396	77,475
Alaska Air Group, Inc.	*	3,191	85,487
Allegiant Travel Co.	*†	1,751	66,696
AMR Corp.	*	22,611	179,757
Continental Airlines, Inc., Class B	*†	10,600	174,264
Delta Air Lines, Inc.	*	54,035	484,154
ExpressJet Holdings, Inc.	*	387	967
JetBlue Airways Corp.	*	23,246	139,011
Mesa Air Group, Inc.	*	2,928	753
Pinnacle Airlines Corp.	*	4,709	31,550
Republic Airways Holdings, Inc.	*	3,638	33,943
Skywest, Inc.		5,070	$84,061
UAL Corp.	*	10,705	98,700
US Airways Group, Inc.	*	8,416	39,555
			1,496,373
Auto Components—0.7%
American Axle & Manufacturing Holdings, Inc.	†	5,514	39,039
Amerigon, Inc.	*	3,475	25,541
ArvinMeritor, Inc.	†	5,690	44,496
BorgWarner, Inc.		9,706	293,704
Cooper Tire & Rubber Co.	†	3,864	67,929
Dana Holding Corp.	*†	9,047	61,610
Drew Industries, Inc.	*†	1,570	34,053
Exide Technologies	*†	9,741	77,636
Federal Mogul Corp.	*	8,384	101,195
Fuel Systems Solutions, Inc.	*	2,117	76,191
Gentex Corp.		11,177	158,154
Modine Manufacturing Co.		4,717	43,727
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	11,052	14,699
Shiloh Industries, Inc.	*	1,441	6,484
Spartan Motors, Inc.		6,140	31,560
Standard Motor Products, Inc.		2,540	38,608
Strattec Security Corp.		124	1,768
Superior Industries International, Inc.	†	2,013	28,585
Tenneco, Inc.	*†	5,147	67,117
TRW Automotive Holdings Corp.	*	10,285	172,274
WABCO Holdings, Inc.		7,712	161,952
			1,546,322
Automobiles—0.1%
Thor Industries, Inc.	†	3,595	111,265
Winnebago Industries, Inc.	*†	3,534	51,985
			163,250
Beverages—0.3%
Boston Beer Co., Inc., Class A	*	1,180	43,754
Central European Distribution Corp.	*	3,976	130,254
Coca-Cola Bottling Co. Consolidated		437	21,164
Hansen Natural Corp.	*	6,439	236,569
Jones Soda Co.	*†	1,928	1,619
National Beverage Corp.	*†	766	8,817
PepsiAmericas, Inc.		8,463	241,703
			683,880
Biotechnology—2.7%
Aastrom Biosciences, Inc.	*†	3,290	1,425
Abraxis Bioscience, Inc.	*	2,772	100,845
Acorda Therapeutics, Inc.	*	3,687	85,833
Alexion Pharmaceuticals, Inc.	*	6,617	294,721
Alkermes, Inc.	*	6,009	55,223
Allos Therapeutics, Inc.	*	7,571	54,890
Alnylam Pharmaceuticals, Inc.	*†	3,514	79,698
AMAG Pharmaceuticals, Inc.	*†	2,241	97,887
Amylin Pharmaceuticals, Inc.	*†	14,135	193,508
Anadys Pharmaceuticals, Inc.	*	1,662	4,371
Antigenics, Inc.	*†	9,214	19,073
ARCA Biopharma, Inc.	*	436	1,548
Arena Pharmaceuticals, Inc.	*	8,294	37,074
Ariad Pharmaceuticals, Inc.	*	12,199	27,082
Arqule, Inc.	*	4,724	21,447
Array Biopharma, Inc.	*†	4,170	9,925

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
AVI BioPharma, Inc.	*†	19,636	$33,774
Avigen, Inc.	*	3,880	5,781
BioCryst Pharmaceuticals, Inc.	*†	3,943	32,490
BioMarin Pharmaceutical, Inc.	*†	9,733	175,973
Celera Corp.	*†	8,151	50,781
Cell Genesys, Inc.	*†	10,214	3,554
Cell Therapeutics, Inc.	*†	54,015	66,438
Celldex Therapeutics, Inc.	*†	1,799	9,877
Cepheid, Inc.	*	5,446	71,996
Clinical Data, Inc.	*†	1,998	33,307
Cubist Pharmaceuticals, Inc.	*	4,798	96,920
Cytokinetics, Inc.	*	4,127	21,832
CytRx Corp.	*	25,564	28,632
Dendreon Corp.	*	12,013	336,244
Dyax Corp.	*	9,610	34,500
Emergent Biosolutions, Inc.	*	2,525	44,591
Entremed, Inc.	*	1,390	625
Enzon Pharmaceuticals, Inc.	*†	4,016	33,132
EPIX Pharmaceuticals, Inc.	*	3,320	46
Exact Sciences Corp.	*	7,997	22,232
Exelixis, Inc.	*†	10,192	65,025
Facet Biotech Corp.	*†	4,790	82,819
Genaera Corp.	*‡δ	797	—
Genomic Health, Inc.	*	1,858	40,616
Geron Corp.	*†	11,195	73,439
GTC Biotherapeutics, Inc.	*	398	637
GTx, Inc.	*†	1,710	21,888
Halozyme Therapeutics, Inc.	*†	5,974	42,475
Hemispherx Biopharma, Inc.	*†	14,952	29,904
Human Genome Sciences, Inc.	*†	13,871	261,052
Idenix Pharmaceuticals, Inc.	*	3,110	9,610
Idera Pharmaceuticals, Inc.	*	1,932	14,316
Immunogen, Inc.	*	5,986	48,546
Immunomedics, Inc.	*†	9,692	53,500
Incyte Corp. Ltd.	*†	7,333	49,498
InterMune, Inc.	*†	2,819	44,907
Isis Pharmaceuticals, Inc.	*	7,940	115,686
Keryx Biopharmaceuticals, Inc.	*†	3,220	7,535
Lexicon Pharmaceuticals, Inc.	*†	7,724	16,452
Ligand Pharmaceuticals, Inc., Class B	*	9,497	21,938
MannKind Corp.	*†	6,322	62,272
Martek Biosciences Corp.	*†	2,505	56,588
Maxygen, Inc.	*	2,991	20,010
Medivation, Inc.	*	2,987	81,067
Metabolix, Inc.	*	2,162	22,225
Momenta Pharmaceuticals, Inc.	*	3,492	37,050
Myriad Genetics, Inc.	*	7,792	213,501
Myriad Pharmaceuticals, Inc.	*†	2,141	12,546
Nabi Biopharmaceuticals	*	6,806	24,434
Neurobiological Technologies, Inc.	*	448	403
Neurocrine Biosciences, Inc.	*	6,840	20,862
Novavax, Inc.	*†	11,268	44,621
NPS Pharmaceuticals, Inc.	*	7,595	30,532
Onyx Pharmaceuticals, Inc.	*†	5,810	174,126
Orthologic Corp.	*	1,517	1,198
OSI Pharmaceuticals, Inc.	*†	4,478	158,073
Osiris Therapeutics, Inc.	*	2,984	19,873
PDL BioPharma, Inc.	†	10,882	85,750
Peregrine Pharmaceuticals, Inc.	*	9,115	6,289
Pharmasset, Inc.	*†	3,318	70,143
Poniard Pharmaceuticals, Inc.	*†	3,696	27,646
Progenics Pharmaceuticals, Inc.	*	2,623	13,745
Regeneron Pharmaceuticals, Inc.	*	5,594	107,964
Repligen Corp.	*	3,422	$17,144
Rigel Pharmaceuticals, Inc.	*	3,086	25,305
RXi Pharmaceuticals Corp.	*	6,212	15,219
Sangamo Biosciences, Inc.	*†	8,595	70,565
Savient Pharmaceuticals, Inc.	*†	9,248	140,570
Sciclone Pharmaceuticals, Inc.	*†	4,800	20,448
Seattle Genetics, Inc.	*†	7,531	105,660
SIGA Technologies, Inc.	*†	4,650	36,689
StemCells, Inc.	*	8,757	14,274
Targeted Genetics Corp.	*	3,456	1,123
Telik, Inc.	*	6,069	4,819
Theravance, Inc.	*†	4,427	64,811
Trimeris, Inc.	†	4,014	9,794
United Therapeutics Corp.	*	5,460	267,485
Vanda Pharmaceuticals, Inc.	*	2,119	24,665
Vertex Pharmaceuticals, Inc.	*	14,718	557,812
Vion Pharmaceuticals, Inc.	*†	17,757	17,935
XOMA Ltd.	*†	12,047	9,758
Zymogenetics, Inc.	*†	4,513	27,259
			5,909,371
Building Products—0.5%
American Woodmark Corp.	†	800	15,472
Ameron International Corp.		853	59,693
Apogee Enterprises, Inc.	†	2,250	33,795
Armstrong World Industries, Inc.	*†	1,349	46,486
Gibraltar Industries, Inc.		1,868	24,788
Griffon Corp.	*	6,441	64,861
Insteel Industries, Inc.	†	1,400	16,730
Jewett-Cameron Trading Ltd.	*	1,575	10,159
Lennox International, Inc.		4,506	162,757
NCI Building Systems, Inc.	*†	1,232	3,942
Owens Corning, Inc.	*†	9,722	218,259
Quanex Building Products Corp.		3,376	48,479
Simpson Manufacturing Co., Inc.	†	3,679	92,931
Trex Co., Inc.	*†	2,108	38,366
U.S. Home Systems, Inc.	*	1,292	3,243
Universal Forest Products, Inc.		1,649	65,070
USG Corp.	*†	7,705	132,372
			1,037,403
Capital Markets—2.2%
Affiliated Managers Group, Inc.	*†	3,775	245,413
BGC Partners, Inc., Class A		6,185	26,472
BlackRock, Inc.	†	3,341	724,396
Calamos Asset Management, Inc., Class A		1,520	19,851
Cowen Group, Inc.	*	1,468	10,452
Deerfield Capital Corp.	*	522	3,654
Diamond Hill Investment Group, Inc.	*	649	37,623
Eaton Vance Corp.	†	11,212	313,824
Evercore Partners, Inc., Class A	†	2,490	72,758
FCStone Group, Inc.	*	4,434	21,372
GAMCO Investors, Inc., Class A	†	639	29,202
GFI Group, Inc.		4,612	33,345
GLG Partners, Inc.		25,997	104,768
Greenhill & Co., Inc.	†	2,682	240,254
Investment Technology Group, Inc.	*	4,541	126,785
Jefferies Group, Inc.	*	11,722	319,190
KBW, Inc.	*†	2,524	81,323
Kent Financial Services, Inc.	*	2,200	3,894

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Knight Capital Group, Inc., Class A	*	9,156	$199,143
LaBranche & Co., Inc.	*	5,402	18,367
MF Global Ltd. (Bermuda)	*	9,974	72,511
optionsXpress Holdings, Inc.		5,147	88,940
Penson Worldwide, Inc.	*†	2,610	25,421
Piper Jaffray Cos.	*†	2,312	110,329
Raymond James Financial, Inc.		10,594	246,628
Riskmetrics Group, Inc.	*†	2,472	36,141
Safeguard Scientifics, Inc.	*	3,658	40,128
Sanders Morris Harris Group, Inc.		2,882	17,033
SEI Investments Co.		18,980	373,526
Siebert Financial Corp.	*	1,470	3,454
Stifel Financial Corp.	*†	2,960	162,504
SWS Group, Inc.		2,331	33,566
TD Ameritrade Holding Corp.	*	30,926	606,768
Teton Advisors, Inc.	*‡	16	43
Thomas Weisel Partners Group, Inc.	*	4,162	22,225
TradeStation Group, Inc.	*	3,191	26,007
U.S. Global Investors, Inc., Class A	†	2,549	31,429
Virtus Investment Partners, Inc.	*	1,094	17,077
Waddell & Reed Financial, Inc., Class A		9,123	259,549
Westwood Holdings Group, Inc.	†	1,427	49,517
			4,854,882
Chemicals—2.5%
A. Schulman, Inc.		2,297	45,779
Albemarle Corp.		6,791	234,969
Ampal-American Israel Corp., Class A (Israel)	*	1,392	2,826
Arch Chemicals, Inc.	†	2,418	72,516
Ashland, Inc.		5,906	255,257
Balchem Corp.		2,127	55,940
Cabot Corp.		4,167	96,299
Calgon Carbon Corp.	*†	4,409	65,385
Celanese Corp., Class A		11,408	285,200
Cytec Industries, Inc.		4,124	133,906
Ferro Corp.		3,833	34,114
Flotek Industries, Inc.	*†	1,346	2,773
Georgia Gulf Corp.	*†	2,761	82,830
H.B. Fuller Co.		4,230	88,407
Huntsman Corp.		15,088	137,452
ICO, Inc.	*	2,739	12,791
Intrepid Potash, Inc.	*†	3,976	93,794
Koppers Holdings, Inc.		2,428	71,990
Kronos Worldwide, Inc.	†	235	2,423
Landec Corp.	*	3,037	19,437
LSB Industries, Inc.	*	1,412	21,985
Lubrizol Corp.		5,540	395,888
Material Sciences Corp.	*	2,565	5,002
Minerals Technologies, Inc.		1,341	63,778
Mosaic Co. (The)		18,051	867,711
Nalco Holding Co.		12,028	246,454
NewMarket Corp.		1,651	153,609
NL Industries, Inc.		412	2,760
Olin Corp.	†	6,749	117,702
OM Group, Inc.	*	2,471	75,094
Omnova Solutions, Inc.	*	3,769	24,423
Penford Corp.		2,075	14,878
PolyOne Corp.	*	7,843	52,313
Quaker Chemical Corp.		1,303	28,575
Rockwood Holdings, Inc.	*	3,784	$77,837
RPM International, Inc.		10,721	198,231
Scotts Miracle-Gro Co. (The), Class A		4,904	210,627
Sensient Technologies Corp.		4,270	118,578
Solutia, Inc.	*	8,655	100,225
Spartech Corp.		2,131	22,951
Stepan Co.		1,197	71,916
Terra Industries, Inc.		9,210	319,311
Valhi, Inc.		7,241	87,761
Valspar Corp.		8,734	240,272
W.R. Grace & Co.	*†	6,348	138,005
Westlake Chemical Corp.	†	2,003	51,477
Zep, Inc.		2,287	37,164
Zoltek Cos., Inc.	*†	3,934	41,307
			5,579,922
Commercial Banks—3.4%
1st Source Corp.		850	13,855
Alliance Bankshares Corp.	*	745	1,848
Amcore Financial, Inc.	*†	2,073	3,317
AmericanWest Bancorp	*†	1,951	1,034
Ameris Bancorp	†	3,035	21,701
Arrow Financial Corp.	†	2,256	61,558
Associated Banc-Corp		9,636	110,043
BancFirst Corp.	†	1,092	40,328
Bancorp, Inc. (The)/Delaware	*	4,479	25,620
BancorpSouth, Inc.	†	7,557	184,466
BancTrust Financial Group, Inc.	†	1,600	5,712
Bank of Hawaii Corp.	†	3,824	158,849
Bank of the Ozarks, Inc.	†	1,692	44,889
Banner Corp.	†	2,682	7,322
BOK Financial Corp.	†	2,311	107,046
Boston Private Financial Holdings, Inc.		8,952	58,278
Bryn Mawr Bank Corp.		2,098	36,652
Camden National Corp.	†	1,411	46,619
Capital Bank Corp.		1,283	6,389
Capital City Bank Group, Inc.	†	1,576	22,379
CapitalSource, Inc.		23,158	100,506
Capitol Bancorp Ltd.	†	1,172	3,059
Cardinal Financial Corp.	†	5,028	41,380
Cascade Bancorp	†	4,795	5,802
Cascade Financial Corp.		1,063	1,807
Cathay General Bancorp	†	5,713	46,218
Catskill Litigation Trust	*‡δ	583	—
Center Financial Corp.		3,188	12,178
Central Pacific Financial Corp.	†	2,937	7,401
Chemical Financial Corp.		2,317	50,487
Citizens Republic Bancorp, Inc.	*†	18,265	13,881
City Bank/Washington		1,647	4,266
City Holding Co.		1,962	58,487
City National Corp./California	†	4,393	171,020
CoBiz Financial, Inc.		3,329	16,578
Columbia Banking System, Inc.	†	2,974	49,220
Commerce Bancshares, Inc./Missouri		6,631	246,938
Community Bank System, Inc.	†	3,080	56,272
Community Trust Bancorp, Inc.		1,658	43,390
Cullen/Frost Bankers, Inc.		4,624	238,783
CVB Financial Corp.	†	8,917	67,680
East West Bancorp, Inc.	†	10,558	87,631
Eastern Virginia Bankshares, Inc.		701	5,790
Fidelity Southern Corp.	*	1,407	4,460
Financial Institutions, Inc.		2,448	24,407

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
First BanCorp. (Puerto Rico)	†	11,152	$34,014
First Bancorp/North Carolina	†	2,459	44,385
First Busey Corp.	†	2,491	11,708
First Citizens BancShares, Inc./North Carolina, Class A	†	634	100,869
First Commonwealth Financial Corp.		6,466	36,727
First Financial Bancorp		4,349	52,406
First Financial Bankshares, Inc.	†	1,727	85,417
First Merchants Corp.		2,436	16,979
First Midwest Bancorp, Inc./Illinois	†	6,091	68,646
First of Long Island Corp. (The)		1,432	38,077
First State Bancorporation/New Mexico	*†	2,566	3,054
FirstMerit Corp.		7,272	138,386
FNB Corp./Pennsylvania	†	10,042	71,399
Frontier Financial Corp.	†	4,631	5,048
Fulton Financial Corp.		18,221	134,107
Glacier Bancorp, Inc.	†	5,600	83,664
Great Southern Bancorp, Inc.	†	1,809	42,891
Green Bankshares, Inc.	†	2,129	10,645
Guaranty Bancorp	*	4,150	6,142
Hancock Holding Co.		2,349	88,252
Hanmi Financial Corp.	*†	5,069	8,313
Harleysville National Corp.		4,586	24,443
Heritage Commerce Corp.		2,635	12,437
Heritage Financial Corp./Washington		972	12,782
Horizon Financial Corp.	†	1,660	1,361
IBERIABANK Corp.		2,647	120,597
Independent Bank Corp./Massachusetts	†	3,125	69,156
Independent Bank Corp./Michigan	†	3,884	7,380
Integra Bank Corp.		1,659	1,842
International Bancshares Corp.	†	6,833	111,446
Investors Bancorp, Inc.	*	4,407	46,758
Lakeland Financial Corp.		2,823	58,295
Macatawa Bank Corp.	*	1,599	4,157
MainSource Financial Group, Inc.		3,185	21,658
MB Financial, Inc.		3,847	80,672
Merchants Bancshares, Inc.		1,298	27,725
Midsouth Bancorp, Inc.	†	1,241	16,381
Midwest Banc Holdings, Inc.	*†	1,420	1,008
MidWestOne Financial Group, Inc.		1,494	13,446
Nara Bancorp, Inc.		3,860	26,827
National Penn Bancshares, Inc.		6,952	42,477
NBT Bancorp, Inc.	†	4,152	93,586
Northern States Financial Corp.	*	773	3,061
Northfield Bancorp, Inc.		3,239	41,459
Old National Bancorp/Indiana		5,304	59,405
Old Second Bancorp, Inc.	†	1,975	11,317
Oriental Financial Group, Inc. (Puerto Rico)		5,322	67,589
Pacific Capital Bancorp	†	5,547	7,988
Pacific Premier Bancorp, Inc.	*	977	4,201
PacWest Bancorp	†	2,392	45,568
Park National Corp.	†	1,146	66,858
Peapack Gladstone Financial Corp.		1,086	17,441
Peoples Bancorp, Inc./Ohio	†	1,235	16,117
Peoples Financial Corp./Mississippi		1,631	$30,353
Pinnacle Financial Partners, Inc.	*†	2,764	35,130
Popular, Inc. (Puerto Rico)		53,815	152,296
Preferred Bank/California		4,473	14,582
PrivateBancorp, Inc.	†	4,246	103,857
Prosperity Bancshares, Inc.	†	4,902	170,541
Renasant Corp.	†	2,255	33,487
Republic Bancorp, Inc./Kentucky, Class A		2,055	41,018
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	1,367
S&T Bancorp, Inc.	†	2,764	35,821
Sandy Spring Bancorp, Inc.	†	2,239	36,451
Santander BanCorp (Puerto Rico)	*	511	4,982
Seacoast Banking Corp. of Florida		2,998	7,555
Shore Bancshares, Inc.		1,570	26,266
Sierra Bancorp	†	1,444	17,342
Signature Bank/New York	*	3,883	112,607
Simmons First National Corp., Class A		2,377	68,481
South Financial Group, Inc. (The)		10,203	14,998
Southwest Bancorp, Inc./Oklahoma		2,739	38,456
State Bancorp, Inc./New York		3,354	28,341
Sterling Bancorp/New York		3,135	22,635
Sterling Bancshares, Inc./Texas		8,065	58,955
Sterling Financial Corp./Washington	*†	4,010	8,020
Suffolk Bancorp	†	1,614	47,791
Superior Bancorp	*	728	1,776
Susquehanna Bancshares, Inc.	†	7,650	45,059
SVB Financial Group	*†	3,535	152,959
SY Bancorp, Inc.	†	2,543	58,718
Synovus Financial Corp.		39,986	149,948
TCF Financial Corp.	†	11,585	151,068
Texas Capital Bancshares, Inc.	*	4,544	76,521
Tompkins Financial Corp.	†	989	43,219
TowneBank/Virginia	†	2,280	29,070
Trustmark Corp.	†	4,656	88,697
UCBH Holdings, Inc.	†	9,389	7,511
UMB Financial Corp.	†	3,926	158,767
Umpqua Holdings Corp.		7,769	82,351
Union Bankshares Corp./Virginia		2,131	26,531
United Bankshares, Inc.	†	4,222	82,709
United Community Banks, Inc./Georgia	*†	4,029	20,144
Valley National Bancorp	†	14,209	174,629
Virginia Commerce Bancorp	*	2,314	9,233
W Holding Co., Inc. (Puerto Rico)	†	372	4,985
Washington Trust Bancorp, Inc.		2,413	42,276
Webster Financial Corp.		3,649	45,503
WesBanco, Inc.		2,340	36,176
West Coast Bancorp/Oregon		2,717	6,738
Westamerica Bancorporation	†	2,577	134,004
Western Alliance Bancorp	*†	7,301	46,069
Whitney Holding Corp./Louisiana	†	5,129	48,931
Wilmington Trust Corp.	†	5,828	82,758
Wilshire Bancorp, Inc.	†	5,214	38,271
Wintrust Financial Corp.		2,780	77,729
			7,565,795

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services & Supplies—1.4%
ABM Industries, Inc.	†	4,088	$86,011
ACCO Brands Corp.	*	6,182	44,634
American Ecology Corp.		2,133	39,887
American Reprographics Co.	*	3,490	33,225
APAC Customer Services, Inc.	*	1,972	11,654
ATC Technology Corp.	*	1,503	29,699
Bowne & Co., Inc.		4,086	31,462
Brink’s Co. (The)		4,222	113,614
Casella Waste Systems, Inc., Class A	*	5,820	17,111
Cenveo, Inc.	*†	10,270	71,066
Clean Harbors, Inc.	*	2,210	124,335
Consolidated Graphics, Inc.	*	699	17,440
Copart, Inc.	*†	6,541	217,227
Cornell Cos., Inc.	*	1,730	38,821
Corrections Corp. of America	*	11,315	256,285
Courier Corp.		1,904	28,846
Covanta Holding Corp.	*†	13,438	228,446
Deluxe Corp.		4,863	83,157
EnergySolutions, Inc.	†	7,259	66,928
Ennis, Inc.		2,217	35,760
G&K Services, Inc., Class A		1,576	34,924
Geo Group, Inc. (The)	*	4,245	85,622
Healthcare Services Group, Inc.	†	3,902	71,641
Herman Miller, Inc.	†	5,018	84,854
HNI Corp.	†	2,371	55,956
Interface, Inc., Class A		3,470	28,801
Intersections, Inc.	*	1,900	10,963
Kimball International, Inc., Class B		4,445	33,915
Knoll, Inc.		4,195	43,754
M&F Worldwide Corp.	*	1,251	25,320
McGrath Rentcorp		2,460	52,324
Metalico, Inc.	*†	1,513	6,309
Mine Safety Appliances Co.	†	2,725	74,965
Mobile Mini, Inc.	*†	3,320	57,635
Multi-Color Corp.		1,912	29,502
Perma-Fix Environmental Services, Inc.	*	5,502	12,875
Rollins, Inc.	†	8,652	163,090
Standard Register Co. (The)		1,650	9,702
Steelcase, Inc., Class A		4,515	28,038
Sykes Enterprises, Inc.	*	3,519	73,266
Team, Inc.	*	1,659	28,120
Tetra Tech, Inc.	*	5,114	135,674
TRC Cos., Inc.	*	998	3,443
United Stationers, Inc.	*	2,055	97,839
Viad Corp.	†	1,978	39,382
Virco Mfg. Corp.		799	2,405
Waste Connections, Inc.	*	7,467	215,498
			3,081,425
Communications Equipment—1.8%
3Com Corp.	*	37,205	194,582
ADC Telecommunications, Inc.	*†	10,538	87,887
Adtran, Inc.	†	6,609	162,251
Alliance Fiber Optic Products, Inc.	*	4,818	6,119
AltiGen Communications, Inc.	*	4,110	4,110
Anaren, Inc.	*	2,003	34,051
Arris Group, Inc.	*†	13,085	170,236
Aruba Networks, Inc.	*	5,783	51,122
Avocent Corp.	*	3,935	79,762
Bel Fuse, Inc., Class A		546	9,915
BigBand Networks, Inc.	*	7,195	28,852
Black Box Corp.		1,414	$35,477
Blonder Tongue Laboratories, Inc.	*	2,285	2,742
Blue Coat Systems, Inc.	*†	3,077	69,509
Brocade Communications Systems, Inc.	*†	42,324	332,667
CommScope, Inc.	*	8,095	242,283
Comtech Telecommunications Corp.	*†	3,394	112,749
DG FastChannel, Inc.	*†	1,773	37,127
Digi International, Inc.	*	2,517	21,445
Digital Angel Corp.	*	584	631
Ditech Networks, Inc.	*	3,980	8,318
EchoStar Corp., Class A	*	4,738	87,464
Emcore Corp.	*	6,178	8,031
EMS Technologies, Inc.	*	1,782	37,101
Emulex Corp.	*	9,660	99,401
EndWave Corp.	*	912	2,900
Extreme Networks, Inc.	*	9,940	27,832
F5 Networks, Inc.	*	6,880	272,654
Finisar Corp.	*	5,320	51,494
Globecomm Systems, Inc.	*	5,067	36,837
Harmonic, Inc.	*	8,430	56,312
Harris Stratex Networks, Inc., Class A	*	4,485	31,395
Hughes Communications, Inc.	*	1,313	39,836
Infinera Corp.	*	8,890	70,676
Integrated Telecom Express, Inc.	*‡δ	1,103	—
InterDigital, Inc.	*	3,859	89,374
Ixia	*	5,492	37,675
KVH Industries, Inc.	*	3,755	37,512
Loral Space & Communications, Inc.	*	1,513	41,577
NETGEAR, Inc.	*†	3,410	62,574
Network Engines, Inc.	*	1,330	1,476
Network Equipment Technologies, Inc.	*	2,454	17,742
Numerex Corp., Class A	*	1,800	8,298
Oclaro, Inc.	*	5,198	5,718
Oplink Communications, Inc.	*	1,808	26,252
Optelecom-NKF, Inc.	*	3,399	14,038
Optical Cable Corp.	*	241	730
Orbcomm, Inc.	*†	3,512	9,553
Palm, Inc.	*†	12,901	224,864
Parkervision, Inc.	*†	2,943	12,037
Performance Technologies, Inc.	*	794	2,279
Plantronics, Inc.		4,089	109,626
Polycom, Inc.	*	8,410	224,968
Powerwave Technologies, Inc.	*	8,448	13,517
Riverbed Technology, Inc.	*	5,583	122,603
SCM Microsystems, Inc.	*	1,494	3,870
SeaChange International, Inc.	*	3,359	25,193
Sonus Networks, Inc.	*	17,431	36,954
Starent Networks Corp.	*†	3,410	86,682
Superior TeleCom, Inc.	*‡δ	2,014	—
Sycamore Networks, Inc.	*	14,775	44,621
Symmetricom, Inc.	*	6,110	31,650
Tekelec	*	4,995	82,068
Tollgrade Communications, Inc.	*	5,462	35,394
UTStarcom, Inc.	*†	14,322	29,933
Viasat, Inc.	*†	2,822	75,009
Westell Technologies, Inc., Class A	*	3,671	4,882
Zoom Technologies, Inc.	*†	542	4,390
Zoom Telephonics, Inc.	*‡	542	1,106
			4,037,933

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Computers & Peripherals—0.8%
3PAR, Inc.	*†	3,566	$39,333
ActivIdentity Corp.	*†	5,830	16,149
Adaptec, Inc.	*	7,841	26,189
Avid Technology, Inc.	*†	2,658	37,451
Concurrent Computer Corp.	*	759	3,491
Cray, Inc.	*	4,598	38,301
Dataram Corp.	*	1,175	3,983
Diebold, Inc.		6,403	210,851
Dot Hill Systems Corp.	*	3,866	6,727
Electronics for Imaging, Inc.	*	3,912	44,088
Hutchinson Technology, Inc.	*†	2,054	14,583
Hypercom Corp.	*	4,002	12,406
iGO, Inc.	*	2,804	3,056
Imation Corp.		2,265	20,997
Immersion Corp.	*	5,977	25,582
Intermec, Inc.	*	4,513	63,633
Intevac, Inc.	*	3,057	41,086
NCR Corp.	*†	14,128	195,249
Novatel Wireless, Inc.	*†	2,949	33,501
Overland Storage, Inc.	*	1,282	1,320
Presstek, Inc.	*	6,107	12,886
Quantum Corp.	*	10,382	13,081
Rimage Corp.	*	924	15,791
Seagate Technology (Cayman Islands)		42,855	651,825
Silicon Graphics International Corp.	*	3,088	20,721
STEC, Inc.	*†	3,656	107,450
Stratasys, Inc.	*†	1,962	33,668
Synaptics, Inc.	*†	3,209	80,867
TransAct Technologies, Inc.	*	889	4,712
			1,778,977
Construction & Engineering—0.9%
Aecom Technology Corp.	*	9,005	244,396
Comfort Systems USA, Inc.		3,803	44,077
Dycom Industries, Inc.	*	5,316	65,387
EMCOR Group, Inc.	*	6,332	160,326
Furmanite Corp.	*	4,100	17,671
Granite Construction, Inc.	†	2,764	85,518
Insituform Technologies, Inc., Class A	*	2,980	57,037
KBR, Inc.		15,576	362,765
Layne Christensen Co.	*	1,813	58,107
MasTec, Inc.	*	5,153	62,609
Northwest Pipe Co.	*†	1,025	34,368
Orion Marine Group, Inc.	*	2,206	45,311
Pike Electric Corp.	*	1,369	16,401
Shaw Group, Inc. (The)	*	7,662	245,873
Sterling Construction Co., Inc.	*	1,751	31,360
Tutor Perini Corp.	*†	4,186	89,162
URS Corp.	*	7,098	309,828
			1,930,196
Construction Materials—0.2%
Eagle Materials, Inc.	†	3,693	105,546
Headwaters, Inc.	*	2,476	9,582
Martin Marietta Materials, Inc.	†	3,473	319,759
Texas Industries, Inc.	†	2,313	97,123
U.S. Concrete, Inc.	*	4,770	8,252
			540,262
Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.		6,040	$33,824
Advanta Corp., Class A		2,170	1,194
AmeriCredit Corp.	*†	7,671	121,125
Cash America International, Inc.		4,253	128,270
CompuCredit Holdings Corp.	*†	2,840	13,376
Dollar Financial Corp.	*†	2,393	38,336
Ezcorp, Inc., Class A	*†	4,463	60,965
First Cash Financial Services, Inc.	*	2,180	37,343
First Marblehead Corp. (The)	*†	4,118	9,060
Nelnet, Inc., Class A	*	4,517	56,191
Rewards Network, Inc.	*	1,109	15,238
Student Loan Corp. (The)		247	11,461
World Acceptance Corp.	*†	1,219	30,731
			557,114
Containers & Packaging—0.8%
AEP Industries, Inc.	*	1,109	44,249
AptarGroup, Inc.		5,916	221,022
Crown Holdings, Inc.	*	13,981	380,283
Graphic Packaging Holding Co.	*	5,000	11,550
Greif, Inc., Class A		3,616	199,061
Myers Industries, Inc.		1,717	18,492
Packaging Corp. of America		9,287	189,455
Rock-Tenn Co., Class A		3,089	145,523
Silgan Holdings, Inc.		2,164	114,107
Sonoco Products Co.		8,131	223,928
Temple-Inland, Inc.		13,377	219,650
			1,767,320
Distributors—0.1%
Audiovox Corp., Class A	*	2,945	20,173
LKQ Corp.	*	11,819	219,125
			239,298
Diversified Consumer Services—1.0%
American Public Education, Inc.	*†	1,422	49,400
Brink’s Home Security Holdings, Inc.	*	3,497	107,673
Capella Education Co.	*†	1,374	92,525
Career Education Corp.	*	8,264	201,476
Coinstar, Inc.	*†	2,537	83,670
Corinthian Colleges, Inc.	*†	7,377	136,917
Grand Canyon Education, Inc.	*	2,304	41,080
Hillenbrand, Inc.		5,927	120,733
ITT Educational Services, Inc.	*†	3,718	410,505
Jackson Hewitt Tax Service, Inc.		5,730	29,223
K12, Inc.	*†	2,563	42,238
Learning Tree International, Inc.	*	766	8,725
Matthews International Corp., Class A		3,279	116,011
Pre-Paid Legal Services, Inc.	*	780	39,624
Princeton Review, Inc.	*	2,409	10,118
Regis Corp.		5,270	81,685
Service Corp. International		20,728	145,303
Sotheby’s	†	6,063	104,466
Steiner Leisure Ltd. (Bahamas)	*†	1,645	58,825
Stewart Enterprises, Inc., Class A	†	6,846	35,805
Strayer Education, Inc.	†	944	205,490

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Universal Technical Institute, Inc.	*†	2,513	$49,506
Weight Watchers International, Inc.		2,477	67,969
			2,238,967
Diversified Financial Services—0.4%
Asset Acceptance Capital Corp.	*†	3,797	27,528
Asta Funding, Inc.	†	650	4,914
Financial Federal Corp.		2,315	57,134
Interactive Brokers Group, Inc., Class A	*	4,757	94,522
MarketAxess Holdings, Inc.	*	4,426	53,333
Medallion Financial Corp.		2,518	21,051
MSCI, Inc., Class A	*	9,521	282,012
PHH Corp.	*	4,663	92,514
Pico Holdings, Inc.	*	1,955	65,199
Portfolio Recovery Associates, Inc.	*†	1,413	64,051
Resource America, Inc., Class A		1,547	7,441
			769,699
Diversified Telecommunication Services—0.5%
8x8, Inc.	*†	3,049	2,683
AboveNet, Inc.	*	284	13,848
Alaska Communications Systems Group, Inc.	†	4,537	41,967
Atlantic Tele-Network, Inc.	†	1,034	55,236
Cbeyond, Inc.	*†	3,092	49,874
Cincinnati Bell, Inc.	*	21,626	75,691
Clearwire Corp., Class A	*†	9,488	77,137
Cogent Communications Group, Inc.	*†	3,453	39,019
Consolidated Communications Holdings, Inc.	†	3,222	51,584
D&E Communications, Inc.	†	1,712	19,671
General Communication, Inc., Class A	*†	3,847	26,390
Global Crossing Ltd. (Bermuda)	*	4,359	62,334
HickoryTech Corp.		2,286	19,545
IDT Corp., Class B	*	1,600	4,784
Iowa Telecommunications Services, Inc.	†	3,540	44,604
Level 3 Communications, Inc.	*†	147,954	205,656
Neutral Tandem, Inc.	*	2,860	65,094
PAETEC Holding Corp.	*	14,158	54,792
Premiere Global Services, Inc.	*	5,642	46,885
SureWest Communications	*	1,674	20,791
tw telecom Inc.	*†	11,539	155,200
XETA Technologies, Inc.	*	1,947	5,121
			1,137,906
Electric Utilities—1.2%
Allete, Inc.	†	2,672	89,699
Central Vermont Public Service Corp.	†	1,553	29,973
Cleco Corp.	†	5,868	147,169
DPL, Inc.		12,326	321,709
El Paso Electric Co.	*	5,489	96,991
Empire District Electric Co. (The)		5,448	98,554
Great Plains Energy, Inc.	†	15,470	277,686
Hawaiian Electric Industries, Inc.	†	9,616	174,242
IDACORP, Inc.	†	5,144	148,096
ITC Holdings Corp.		5,449	$247,657
MGE Energy, Inc.		2,530	92,294
NV Energy, Inc.		29,052	336,713
PNM Resources, Inc.		6,748	78,817
Portland General Electric Co.		7,726	152,357
UIL Holdings Corp.	†	2,136	56,369
Unisource Energy Corp.		3,649	112,207
Unitil Corp.	†	1,689	37,918
Westar Energy, Inc.		9,928	193,695
			2,692,146
Electrical Equipment—2.1%
A.O. Smith Corp.		2,078	79,172
Active Power, Inc.	*	3,953	3,400
Acuity Brands, Inc.	†	3,098	99,787
American Superconductor Corp.	*†	4,615	154,787
AMETEK, Inc.		9,727	339,569
AZZ, Inc.	*†	1,134	45,553
Baldor Electric Co.	†	4,046	110,618
Belden, Inc.		4,570	105,567
Brady Corp., Class A		4,341	124,673
C&D Technologies, Inc.	*	5,424	11,662
Capstone Turbine Corp.	*†	15,089	19,917
Encore Wire Corp.	†	1,693	37,822
Energy Conversion Devices, Inc.	*†	4,956	57,390
EnerSys	*	4,170	92,240
Evergreen Solar, Inc.	*†	11,911	22,869
First Solar, Inc.	*†	7,207	1,101,662
Franklin Electric Co., Inc.	†	2,023	57,999
FuelCell Energy, Inc.	*	9,197	39,271
General Cable Corp.	*	5,322	208,356
GrafTech International Ltd.	*	14,017	206,050
GT Solar International, Inc.	*†	10,495	60,976
Hubbell, Inc., Class B		4,476	187,992
II-VI, Inc.	*†	1,982	50,422
LaBarge, Inc.	*	2,232	25,110
LSI Industries, Inc.		3,003	19,970
Magnetek, Inc.	*	4,586	7,154
Microvision, Inc.	*†	11,623	64,043
Orbit International Corp.	*	2,812	9,547
Plug Power, Inc.	*	8,935	7,863
Powell Industries, Inc.	*	1,046	40,156
Power-One, Inc.	*†	22,036	42,970
PowerSecure International, Inc.	*	2,650	17,967
Regal-Beloit Corp.	†	2,722	124,423
Roper Industries, Inc.		8,504	433,534
Servotronics, Inc.		705	5,182
Spire Corp.	*†	1,921	10,777
SunPower Corp., Class A	*†	6,513	194,673
SunPower Corp., Class B	*†	2,746	69,282
Tech/Ops Sevcon, Inc.		720	2,477
Thomas & Betts Corp.	*	5,220	157,018
Ultralife Corp.	*	3,672	22,252
Universal Security Instruments, Inc.	*	266	1,583
Valence Technology, Inc.	*	4,773	8,591
Vicor Corp.	*	3,481	26,873
Woodward Governor Co.		4,951	120,111
			4,629,310
Electronic Equipment, Instruments & Components—1.9%
Agilysys, Inc.	†	2,266	14,933
American Technology Corp.	*†	3,686	6,524
Anixter International, Inc.	*†	2,587	103,765
Arrow Electronics, Inc.	*	9,504	267,538
Avnet, Inc.	*	13,133	341,064

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
AVX Corp.		4,035	$48,138
Benchmark Electronics, Inc.	*	5,413	97,434
Brightpoint, Inc.	*	5,890	51,538
CalAmp Corp.	*	7,372	20,642
Checkpoint Systems, Inc.	*†	2,970	48,827
Cogent, Inc.	*	3,830	38,683
Cognex Corp.	†	3,335	54,627
Coherent, Inc.	*†	2,327	54,266
CTS Corp.		4,578	42,575
Daktronics, Inc.	†	3,564	30,543
Dolby Laboratories, Inc., Class A	*	4,321	165,019
DTS, Inc.	*†	1,605	43,945
Echelon Corp.	*†	3,748	48,237
Electro Rent Corp.		2,563	29,526
Electro Scientific Industries, Inc.	*	3,685	49,342
Electro-Sensors, Inc.		2,581	7,278
FARO Technologies, Inc.	*	1,212	20,822
Frequency Electronics, Inc.	*	822	3,806
Gerber Scientific, Inc.	*	3,478	20,798
ID Systems, Inc.	*	1,146	4,550
Ingram Micro, Inc., Class A	*	14,380	242,303
Insight Enterprises, Inc.	*	2,944	35,946
IPG Photonics Corp.	*†	2,188	33,258
Iteris, Inc.	*	4,264	6,225
Itron, Inc.	*†	3,978	255,149
Keithley Instruments, Inc.		2,170	12,022
L-1 Identity Solutions, Inc.	*†	6,227	43,527
LeCroy Corp.	*	2,720	11,016
Lightpath Technologies, Inc., Class A	*	1,527	3,787
Littelfuse, Inc.	*	2,845	74,653
LoJack Corp.	*	1,880	9,569
Maxwell Technologies, Inc.	*†	3,381	62,312
Measurement Specialties, Inc.	*	3,063	31,273
Mercury Computer Systems, Inc.	*	2,443	24,088
Merix Corp.	*	2,175	6,547
Mesa Laboratories, Inc.		1,200	27,468
Methode Electronics, Inc.		2,784	24,137
MTS Systems Corp.	†	1,818	53,104
National Instruments Corp.	†	5,591	154,479
Newport Corp.	*†	3,015	26,411
NU Horizons Electronics Corp.	*	3,069	12,153
OI Corp.		1,600	11,472
OSI Systems, Inc.	*	2,179	39,854
Park Electrochemical Corp.		1,950	48,068
PC Connection, Inc.	*	2,755	14,987
Planar Systems, Inc.	*	1,786	4,786
Plexus Corp.	*	4,010	105,623
Radisys Corp.	*	2,757	23,958
Research Frontiers, Inc.	*	2,932	12,080
Rofin-Sinar Technologies, Inc.	*	3,102	71,222
Rogers Corp.	*	1,417	42,467
Sanmina-SCI Corp.	*	6,528	56,142
ScanSource, Inc.	*†	1,798	50,919
Sigmatron International, Inc.	*	283	900
SMART Modular Technologies (WWH), Inc.	*	2,050	9,758
Spectrum Control, Inc.	*	1,195	10,146
SYNNEX Corp.	*†	2,160	65,837
Tech Data Corp.	*	4,669	194,277
Technitrol, Inc.	†	7,988	73,569
Trans-Lux Corp.	*	867	1,097
Trimble Navigation Ltd.	*	10,980	262,532
TTM Technologies, Inc.	*	3,547	$40,684
Universal Display Corp.	*†	2,789	33,301
Vishay Intertechnology, Inc.	*	15,234	120,349
X-Rite, Inc.	*	2,441	4,906
Zygo Corp.	*†	2,489	16,875
			4,079,656
Energy Equipment & Services—1.9%
Allis-Chalmers Energy, Inc.	*†	4,292	18,713
Atwood Oceanics, Inc.	*	4,561	160,866
Basic Energy Services, Inc.	*	2,408	20,444
Bolt Technology Corp.	*	2,455	30,859
Bristow Group, Inc.	*	2,203	65,407
Bronco Drilling Co., Inc.	*†	3,007	19,696
Cal Dive International, Inc.	*	5,564	55,028
CARBO Ceramics, Inc.	†	1,582	81,552
Complete Production Services, Inc.	*†	4,409	49,822
Dawson Geophysical Co.	*	930	25,463
Dresser-Rand Group, Inc.	*	6,632	206,056
Dril-Quip, Inc.	*	2,446	121,419
Exterran Holdings, Inc.	*†	5,880	139,591
Global Industries Ltd.	*	10,304	97,888
Gulfmark Offshore, Inc.	*†	2,138	69,998
Helix Energy Solutions Group, Inc.	*	9,910	148,452
Helmerich & Payne, Inc.		8,509	336,361
Hercules Offshore, Inc.	*†	6,416	31,503
Hornbeck Offshore Services, Inc.	*†	2,714	74,798
ION Geophysical Corp.	*	5,372	18,909
Key Energy Services, Inc.	*†	9,195	79,997
Lufkin Industries, Inc.	†	1,255	66,741
Matrix Service Co.	*	2,410	26,197
Mitcham Industries, Inc.	*	1,100	6,820
NATCO Group, Inc., Class A	*	2,192	97,062
Natural Gas Services Group, Inc.	*†	2,837	49,988
Newpark Resources, Inc.	*	9,665	31,025
Oceaneering International, Inc.	*	5,257	298,335
Oil States International, Inc.	*	4,494	157,874
OYO Geospace Corp.	*	550	14,207
Parker Drilling Co.	*	9,263	50,576
Patterson-UTI Energy, Inc.	†	17,144	258,874
PHI, Inc.	*	1,283	26,019
Pioneer Drilling Co.	*	6,698	49,163
Pride International, Inc.	*†	14,949	455,048
RPC, Inc.		4,269	44,739
SEACOR Holdings, Inc.	*	1,646	134,363
Sulphco, Inc.	*†	8,130	11,138
Superior Energy Services, Inc.	*†	6,470	145,704
T-3 Energy Services, Inc.	*	975	19,208
Tetra Technologies, Inc.	*	7,968	77,210
Tidewater, Inc.		4,592	216,237
Trico Marine Services, Inc.	*†	1,353	10,445
Unit Corp.	*	3,819	157,534
			4,257,329
Food & Staples Retailing—0.4%
Andersons, Inc. (The)		1,795	63,184
Arden Group, Inc., Class A		260	31,070
BJ’s Wholesale Club, Inc.	*	4,975	180,194
Casey’s General Stores, Inc.	†	4,617	144,881
Great Atlantic & Pacific Tea Co.	*†	2,493	22,213
Nash Finch Co.		1,190	32,535
Nyer Medical Group, Inc.	*	2,533	2,140
Pantry, Inc. (The)	*†	2,139	33,540

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Rite Aid Corp.	*†	53,256	$87,340
Ruddick Corp.		3,934	104,723
Spartan Stores, Inc.		2,807	39,663
United Natural Foods, Inc.	*†	3,712	88,791
Village Super Market, Inc., Class A		564	16,621
Weis Markets, Inc.	†	1,103	35,241
Winn-Dixie Stores, Inc.	*†	4,340	56,941
			939,077
Food Products—1.6%
American Italian Pasta Co., Class A	*	1,509	41,015
B&G Foods, Inc., Class A		2,850	23,341
Bridgford Foods Corp.	*	560	5,057
Bunge Ltd.	†	12,836	803,662
Calavo Growers, Inc.	†	1,650	31,317
Cal-Maine Foods, Inc.	†	1,379	36,916
Chiquita Brands International, Inc.	*	4,064	65,674
Corn Products International, Inc.		6,398	182,471
Darling International, Inc.	*	9,960	73,206
Del Monte Foods Co.		16,592	192,135
Diamond Foods, Inc.	†	2,255	71,529
Farmer Bros. Co.		930	19,251
Flowers Foods, Inc.	†	9,692	254,803
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	3,718	84,064
Green Mountain Coffee Roasters, Inc.	*†	4,025	297,206
Griffin Land & Nurseries, Inc.		650	20,800
Hain Celestial Group, Inc. (The)	*†	3,891	74,590
Inventure Group, Inc. (The)	*	9,182	25,985
J&J Snack Foods Corp.		1,866	80,592
John B. Sanfilippo & Son, Inc.	*	1,899	22,066
Lancaster Colony Corp.		2,437	124,945
Lance, Inc.		3,688	95,224
Omega Protein Corp.	*	1,515	7,348
Ralcorp Holdings, Inc.	*	5,987	350,060
Sanderson Farms, Inc.		1,537	57,853
Smart Balance, Inc.	*	7,937	48,733
Smithfield Foods, Inc.	*	12,552	173,218
Tootsie Roll Industries, Inc.	†	2,980	70,864
TreeHouse Foods, Inc.	*†	2,692	96,024
			3,429,949
Gas Utilities—1.1%
AGL Resources, Inc.		7,758	273,625
Atmos Energy Corp.		8,506	239,699
Chesapeake Utilities Corp.		1,727	53,520
Delta Natural Gas Co., Inc.		971	25,731
Energen Corp.		6,009	258,988
Laclede Group, Inc. (The)		1,902	61,168
National Fuel Gas Co.		6,500	297,765
New Jersey Resources Corp.	†	4,448	161,507
Northwest Natural Gas Co.	†	2,771	115,440
Oneok, Inc.		8,852	324,160
Piedmont Natural Gas Co., Inc.	†	5,431	130,018
South Jersey Industries, Inc.		3,110	109,783
Southwest Gas Corp.		3,594	91,935
UGI Corp.		9,514	238,421
WGL Holdings, Inc.		3,921	129,942
			2,511,702
Health Care Equipment & Supplies—2.8%
Abaxis, Inc.	*†	1,864	$49,862
ABIOMED, Inc.	*†	3,940	38,257
Align Technology, Inc.	*	6,208	88,278
American Medical Systems Holdings, Inc.	*	6,696	113,296
Analogic Corp.		1,287	47,645
Angiodynamics, Inc.	*†	2,450	33,761
Aspect Medical Systems, Inc.	*	2,322	27,818
Atrion Corp.	†	308	44,475
Beckman Coulter, Inc.		6,554	451,833
Biolase Technology, Inc.	*†	3,105	7,017
Candela Corp.	*	2,794	9,220
Cantel Medical Corp.	*†	1,690	25,451
Cardiac Science Corp.	*	4,135	16,540
Cerus Corp.	*	3,201	7,010
Conceptus, Inc.	*	2,419	44,848
Conmed Corp.	*	3,084	59,120
Cooper Cos., Inc. (The)	†	3,954	117,552
CryoLife, Inc.	*	4,037	32,175
Cutera, Inc.	*	1,264	10,934
Cyberonics, Inc.	*†	2,351	37,475
Cynosure, Inc., Class A	*†	772	8,994
DexCom, Inc.	*	3,175	25,178
Edwards Lifesciences Corp.	*	4,728	330,535
Endologix, Inc.	*	8,683	53,748
ev3, Inc.	*	5,996	73,811
Gen-Probe, Inc.	*	5,401	223,817
Greatbatch, Inc.	*†	2,283	51,299
Haemonetics Corp.	*	3,110	174,533
HealthTronics, Inc.	*	2,530	6,224
Hill-Rom Holdings, Inc.		4,747	103,390
Hologic, Inc.	*	26,744	436,997
ICU Medical, Inc.	*	1,366	50,351
Idexx Laboratories, Inc.	*†	3,869	193,450
I-Flow Corp.	*	2,590	29,500
Immucor, Inc.	*†	7,103	125,723
Integra LifeSciences Holdings Corp.	*†	2,236	76,359
Invacare Corp.	†	2,826	62,963
Inverness Medical Innovations, Inc.	*†	6,264	242,605
IRIS International, Inc.	*†	2,570	29,041
Kensey Nash Corp.	*†	1,683	48,723
Kinetic Concepts, Inc.	*	5,956	220,253
Masimo Corp.	*†	5,266	137,969
Medical Action Industries, Inc.	*	1,860	22,450
Meridian Bioscience, Inc.	†	4,370	109,294
Merit Medical Systems, Inc.	*	2,509	43,481
Micrus Endovascular Corp.	*†	1,353	17,521
Natus Medical, Inc.	*	2,621	40,442
Neogen Corp.	*	1,642	53,020
NuVasive, Inc.	*†	3,118	130,208
NxStage Medical, Inc.	*	3,660	24,485
OraSure Technologies, Inc.	*	4,328	12,551
Orthofix International NV (Netherlands Antilles)	*	2,011	59,103
Orthovita, Inc.	*	8,897	39,058
Osteotech, Inc.	*	1,499	6,671
OTIX Global, Inc.	*	2,950	2,803
Palomar Medical Technologies, Inc.	*	2,762	44,772
Quidel Corp.	*†	2,820	45,769
ResMed, Inc.	*†	7,079	319,971
Rochester Medical Corp.	*	2,249	27,078
RTI Biologics, Inc.	*	7,464	32,468
Sirona Dental Systems, Inc.	*	2,450	72,888
Somanetics Corp.	*	1,572	25,341

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SonoSite, Inc.	*	1,650	$43,659
Spectranetics Corp.	*	3,376	21,640
Staar Surgical Co.	*	2,688	10,967
STERIS Corp.		4,732	144,089
SurModics, Inc.	*†	1,932	47,527
Synovis Life Technologies, Inc.	*	1,638	22,604
Teleflex, Inc.		3,230	156,041
Theragenics Corp.	*	5,822	9,315
ThermoGenesis Corp.	*	4,317	2,677
Thoratec Corp.	*†	4,735	143,328
TomoTherapy, Inc.	*	4,950	21,434
Urologix, Inc.	*	1,050	1,250
Vision-Sciences, Inc.	*	4,110	5,960
Volcano Corp.	*†	4,832	81,274
West Pharmaceutical Services, Inc.	†	3,358	136,368
Wright Medical Group, Inc.	*†	3,907	69,779
Young Innovations, Inc.		677	17,812
Zoll Medical Corp.	*	1,952	42,007
			6,075,135
Health Care Providers & Services—2.4%
Alliance HealthCare Services, Inc.	*†	3,525	19,951
Almost Family, Inc.	*	716	21,301
Amedisys, Inc.	*†	2,278	99,389
America Service Group, Inc.		1,972	32,617
American Dental Partners, Inc.	*	1,668	23,352
AMERIGROUP Corp.	*†	4,191	92,914
AMN Healthcare Services, Inc.	*	3,864	36,747
Amsurg Corp.	*	3,079	65,367
Bio-Reference Labs, Inc.	*†	1,655	56,932
BioScrip, Inc.	*†	3,476	23,498
Brookdale Senior Living, Inc.	†	9,155	165,980
Capital Senior Living Corp.	*	2,245	13,695
CardioNet, Inc.	*†	2,061	13,850
Catalyst Health Solutions, Inc.	*	3,425	99,839
Centene Corp.	*†	3,612	68,411
Chemed Corp.		2,102	92,257
Chindex International, Inc.	*	1,527	19,210
Clarient, Inc.	*	3,308	13,927
Community Health Systems, Inc.	*†	7,816	249,565
Cross Country Healthcare, Inc.	*	2,631	24,495
Emdeon, Inc., Class A	*	2,293	37,147
Emergency Medical Services Corp., Class A	*	758	35,247
Ensign Group, Inc. (The)	†	2,720	38,162
Five Star Quality Care, Inc.	*	4,500	16,470
Genoptix, Inc.	*†	1,943	67,578
Gentiva Health Services, Inc.	*	2,330	58,273
Hanger Orthopedic Group, Inc.	*	3,263	45,258
Health Management Associates, Inc., Class A	*	20,307	152,099
Health Net, Inc.	*	8,739	134,581
Healthsouth Corp.	*	7,544	117,988
Healthspring, Inc.	*	4,297	52,638
Healthways, Inc.	*	3,517	53,880
Henry Schein, Inc.	*†	8,340	457,949
HMS Holdings Corp.	*†	2,386	91,217
inVentiv Health, Inc.	*	3,246	54,306
IPC The Hospitalist Co., Inc.	*	1,647	51,798
Kindred Healthcare, Inc.	*	3,509	56,951
Landauer, Inc.	†	923	50,747
LHC Group, Inc.	*†	1,077	32,235
LifePoint Hospitals, Inc.	*	5,659	153,133
Lincare Holdings, Inc.	*†	5,426	$169,562
Magellan Health Services, Inc.	*†	3,047	94,640
Mednax, Inc.	*†	4,297	235,991
Molina Healthcare, Inc.	*†	1,190	24,621
MWI Veterinary Supply, Inc.	*†	1,472	58,806
National Healthcare Corp.		1,078	40,199
National Research Corp.		1,250	30,162
NovaMed, Inc.	*	4,904	22,215
Odyssey HealthCare, Inc.	*	3,093	38,662
Omnicare, Inc.		10,782	242,811
Owens & Minor, Inc.		4,259	192,720
PDI, Inc.	*	703	3,220
PharMerica Corp.	*†	3,153	58,551
Providence Service Corp. (The)	*	1,639	19,111
PSS World Medical, Inc.	*	4,966	108,408
Psychemedics Corp.		902	5,592
Psychiatric Solutions, Inc.	*†	4,353	116,486
RehabCare Group, Inc.	*	2,389	51,817
Res-Care, Inc.	*†	2,426	34,473
Rural/Metro Corp.	*	1,600	6,688
Skilled Healthcare Group, Inc., Class A	*	2,964	23,801
Sun Healthcare Group, Inc.	*	4,433	38,301
Sunrise Senior Living, Inc.	*†	2,650	8,029
Triple-S Management Corp., Class B (Puerto Rico)	*†	3,128	52,457
U.S. Physical Therapy, Inc.	*	2,083	31,391
United American Healthcare Corp.	*	4,252	4,422
Universal American Corp.	*	5,124	48,268
Universal Health Services, Inc., Class B		3,981	246,543
VCA Antech, Inc.	*	6,764	181,884
WellCare Health Plans, Inc.	*	4,163	102,618
			5,283,403
Health Care Technology—0.6%
Allscripts-Misys Healthcare Solutions, Inc.		6,289	127,478
AMICAS, Inc.	*	2,496	8,986
athenahealth, Inc.	*†	3,145	120,674
Cerner Corp.	*†	6,158	460,618
Computer Programs & Systems, Inc.		1,298	53,750
Eclipsys Corp.	*†	4,507	86,985
HLTH Corp.	*†	8,074	117,961
MedAssets, Inc.	*†	4,098	92,492
Medidata Solutions, Inc.	*	2,174	32,936
Mediware Information Systems, Inc.	*	1,089	7,873
Merge Healthcare, Inc.	*	4,320	17,755
Omnicell, Inc.	*	4,056	45,184
Phase Forward, Inc.	*†	3,812	53,521
Quality Systems, Inc.	†	2,355	144,997
Vital Images, Inc.	*	1,498	18,755
			1,389,965
Hotels, Restaurants & Leisure—2.3%
AFC Enterprises, Inc.	*	3,488	29,369
Ambassadors Group, Inc.		2,796	43,757
Ambassadors International, Inc.	*	524	540
Ameristar Casinos, Inc.		3,664	57,818
Bally Technologies, Inc.	*	6,174	236,896
Benihana, Inc., Class A	*	680	3,896
Bluegreen Corp.	*	1,800	5,490
Bob Evans Farms, Inc.		2,925	85,001
Boyd Gaming Corp.	*	8,538	93,320
Brinker International, Inc.		9,778	153,808

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Buffalo Wild Wings, Inc.	*†	1,504	$62,581
Burger King Holdings, Inc.		8,518	149,832
California Pizza Kitchen, Inc.	*†	2,265	35,379
CEC Entertainment, Inc.	*	1,994	51,565
Cheesecake Factory, Inc. (The)	*†	5,878	108,861
Chipotle Mexican Grill, Inc., Class A	*†	3,437	333,561
Choice Hotels International, Inc.		3,101	96,317
Churchill Downs, Inc.		1,129	43,467
CKE Restaurants, Inc.		4,056	42,547
Cosi, Inc.	*	3,120	1,965
Cracker Barrel Old Country Store, Inc.	†	1,879	64,638
DineEquity, Inc.	†	1,467	36,308
Domino’s Pizza, Inc.	*	4,270	37,747
Dover Downs Gaming & Entertainment, Inc.		1,687	9,616
Dover Motorsports, Inc.		1,645	2,468
Empire Resorts, Inc.	*	2,513	7,564
Gaylord Entertainment Co.	*†	4,934	99,173
Great Wolf Resorts, Inc.	*†	3,072	10,967
International Speedway Corp., Class A		3,250	89,603
Interval Leisure Group, Inc.	*	2,598	32,423
Isle of Capri Casinos, Inc.	*	1,251	14,749
Jack in the Box, Inc.	*†	4,991	102,266
Jamba, Inc.	*†	4,465	8,305
Krispy Kreme Doughnuts, Inc.	*	5,000	17,850
Landry’s Restaurants, Inc.	*	1,254	13,167
Las Vegas Sands Corp.	*†	32,568	548,445
Life Time Fitness, Inc.	*†	3,312	92,902
Luby’s, Inc.	*	3,380	14,196
Marcus Corp.		1,805	23,086
MAXXAM, Inc.	*	857	8,699
McCormick & Schmick’s Seafood Restaurants, Inc.	*	1,401	10,423
MGM MIRAGE	*†	24,127	290,489
Monarch Casino & Resort, Inc.	*†	2,897	31,172
Morgans Hotel Group Co.	*†	7,052	38,222
MTR Gaming Group, Inc.	*	4,525	13,847
Multimedia Games, Inc.	*	2,902	14,858
O’Charleys, Inc.	*†	3,157	29,581
Orient-Express Hotels Ltd., Class A (Bermuda)	†	5,846	67,288
P.F. Chang’s China Bistro, Inc.	*†	2,090	70,997
Panera Bread Co., Class A	*†	3,189	175,395
Papa John’s International, Inc.	*	2,356	57,887
Peet’s Coffee & Tea, Inc.	*	1,297	36,614
Penn National Gaming, Inc.	*	6,408	177,245
Pinnacle Entertainment, Inc.	*	6,186	63,035
Red Robin Gourmet Burgers, Inc.	*†	1,203	24,565
Royal Caribbean Cruises Ltd.	*	15,686	377,719
Ruby Tuesday, Inc.	*†	3,481	29,310
Scientific Games Corp., Class A	*	7,127	112,820
Shuffle Master, Inc.	*	5,440	51,245
Sonic Corp.	*†	5,694	62,976
Speedway Motorsports, Inc.		1,680	24,175
Steak n Shake Co. (The)	*†	2,198	25,870
Texas Roadhouse, Inc.	*	7,315	77,685
Vail Resorts, Inc.	*	1,427	47,862
Wendy’s/Arby’s Group, Inc., Class A		34,307	162,272
WMS Industries, Inc.	*†	1,941	86,491
Youbet.com, Inc.	*	2,200	4,620
			5,034,805
Household Durables—1.2%
American Greetings Corp., Class A		3,420	$76,266
Bassett Furniture Industries, Inc.		610	2,611
Beazer Homes USA, Inc.	*	5,676	31,729
Blyth, Inc.		877	33,966
Brookfield Homes Corp.	*†	858	5,732
California Coastal Communities, Inc.	*†	1,028	1,593
Cavco Industries, Inc.	*†	1,216	43,168
Champion Enterprises, Inc.	*	6,043	2,780
CSS Industries, Inc.		1,140	22,538
Ethan Allen Interiors, Inc.	†	1,648	27,192
Furniture Brands International, Inc.	*	4,572	25,283
Garmin Ltd. (Cayman Islands)	†	10,358	390,911
Helen of Troy Ltd. (Bermuda)	*	3,172	61,632
Hooker Furniture Corp.		1,125	15,188
Hovnanian Enterprises, Inc., Class A	*†	3,491	13,405
Jarden Corp.	†	7,489	210,216
Kid Brands, Inc.	*	1,157	7,173
La-Z-Boy, Inc.	†	8,340	72,141
M/I Homes, Inc.	*	1,741	23,660
MDC Holdings, Inc.		2,998	104,151
Meritage Homes Corp.	*	2,717	55,155
Mohawk Industries, Inc.	*	5,067	241,645
National Presto Industries, Inc.		656	56,751
NVR, Inc.	*	445	283,630
Palm Harbor Homes, Inc.	*	1,182	3,416
Ryland Group, Inc.		3,938	82,974
Sealy Corp.	*†	6,171	19,747
Skyline Corp.	†	918	20,710
Standard Pacific Corp.	*	10,118	37,335
Tempur-Pedic International, Inc.	*	5,292	100,231
Toll Brothers, Inc.	*	15,486	302,596
Tupperware Brands Corp.		6,387	254,969
Universal Electronics, Inc.	*	1,589	32,447
			2,662,941
Household Products—0.4%
Central Garden and Pet Co.	*	1,016	11,938
Central Garden and Pet Co., Class A	*	2,770	30,276
Church & Dwight Co., Inc.		7,471	423,905
Energizer Holdings, Inc.	*	6,594	437,446
WD-40 Co.		1,550	44,020
			947,585
Independent Power Producers & Energy Traders—0.8%
Calpine Corp.	*	43,535	501,523
Mirant Corp.	*	14,401	236,608
NRG Energy, Inc.	*	24,851	700,550
Ormat Technologies, Inc.		1,614	65,884
RRI Energy, Inc.	*	35,972	256,840
			1,761,405
Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		5,366	181,961
McDermott International, Inc.	*	22,019	556,420
Otter Tail Corp.	†	2,897	69,325
Raven Industries, Inc.	†	1,490	39,828
Seaboard Corp.		43	55,901
Standex International Corp.		1,584	31,411
Tredegar Corp.		2,467	35,771
			970,617

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Insurance—9.7%
Alleghany Corp.	*	544	$140,923
Allied World Assurance Co. Holdings Ltd. (Bermuda)		3,096	148,391
Ambac Financial Group, Inc.	†	30,831	51,796
American Financial Group, Inc.		6,980	177,990
American Independence Corp.	*	430	2,043
American National Insurance Co.	†	2,325	198,090
American Physicians Capital, Inc.		1,601	46,125
American Physicians Service Group, Inc.		1,691	38,961
American Safety Insurance Holdings Ltd. (Bermuda)	*	2,656	41,965
AMERISAFE, Inc.	*	2,182	37,640
Amtrust Financial Services, Inc.		3,403	38,828
Arch Capital Group Ltd. (Bermuda)	*	5,623	379,777
Argo Group International Holdings Ltd. (Bermuda)	*	3,031	102,084
Arthur J. Gallagher & Co.	†	8,282	201,832
Aspen Insurance Holdings Ltd. (Bermuda)		7,290	192,966
Assured Guaranty Ltd. (Bermuda)	†	3,933	76,379
Axis Capital Holdings Ltd. (Bermuda)		13,644	411,776
Baldwin & Lyons, Inc., Class B	†	1,316	30,860
Berkshire Hathaway, Inc., Class A	*	109	11,009,000
Brown & Brown, Inc.		11,834	226,739
Citizens, Inc.	*†	4,717	29,906
CNA Financial Corp.	*†	2,735	66,023
CNA Surety Corp.	*	1,486	24,073
Conseco, Inc.	*†	12,970	68,222
Crawford & Co., Class B	*	3,543	15,625
Delphi Financial Group, Inc., Class A		3,694	83,595
Donegal Group, Inc., Class B		759	12,539
eHealth, Inc.	*†	2,028	29,447
EMC Insurance Group, Inc.	†	1,041	21,996
Employers Holdings, Inc.		4,738	73,344
Endurance Specialty Holdings Ltd. (Bermuda)		5,292	192,999
Enstar Group Ltd. (Bermuda)	*	626	38,981
Erie Indemnity Co., Class A		3,864	144,745
Everest Re Group Ltd. (Bermuda)		5,567	488,226
FBL Financial Group, Inc., Class A		2,268	44,067
Fidelity National Financial, Inc., Class A		24,787	373,788
First American Corp.	†	7,260	235,006
First Mercury Financial Corp.		1,534	20,433
Flagstone Reinsurance Holdings Ltd. (Bermuda)		4,507	50,839
FPIC Insurance Group, Inc.	*	1,050	35,228
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	2,930	55,084
Hanover Insurance Group, Inc. (The)		5,097	210,659
Harleysville Group, Inc.	†	1,278	40,449
HCC Insurance Holdings, Inc.		10,936	299,100
Hilltop Holdings, Inc.	*	3,923	48,096
Horace Mann Educators Corp.		3,101	43,321
Independence Holding Co.		963	5,662
Infinity Property & Casualty Corp.		1,280	$54,374
Kansas City Life Insurance Co.		1,203	37,461
Markel Corp.	*†	889	293,210
Max Capital Group Ltd. (Bermuda)		6,342	135,529
Meadowbrook Insurance Group, Inc.	†	6,165	45,621
Mercury General Corp.		3,407	123,265
Montpelier Re Holdings Ltd. (Bermuda)		6,774	110,552
National Financial Partners Corp.	*	7,233	63,072
Navigators Group, Inc.	*	1,745	95,975
NYMAGIC, Inc.		1,110	19,159
Odyssey Re Holdings Corp.		1,814	117,565
Old Republic International Corp.		18,687	227,608
OneBeacon Insurance Group Ltd., Class A	†	2,457	33,759
PartnerRe Ltd. (Bermuda)		5,603	431,095
Phoenix Cos., Inc. (The)	*†	9,881	32,113
Platinum Underwriters Holdings Ltd. (Bermuda)		4,736	169,738
PMA Capital Corp., Class A	*	5,374	30,578
Presidential Life Corp.		2,568	26,605
ProAssurance Corp.	*†	2,725	142,218
Protective Life Corp.		8,161	174,809
Reinsurance Group of America, Inc.		7,633	340,432
RenaissanceRe Holdings Ltd. (Bermuda)		5,326	291,652
RLI Corp.	†	1,980	104,504
Safety Insurance Group, Inc.		1,536	50,565
SeaBright Insurance Holdings, Inc.	*	3,141	35,870
Selective Insurance Group, Inc.		7,536	118,541
StanCorp Financial Group, Inc.	†	5,267	212,629
State Auto Financial Corp.		1,741	31,216
Stewart Information Services Corp.		1,684	20,831
Tower Group, Inc.		3,847	93,828
Transatlantic Holdings, Inc.		4,926	247,137
United Fire & Casualty Co.		2,592	46,397
Unitrin, Inc.		3,311	64,531
Validus Holdings Ltd. (Bermuda)		6,141	158,439
W.R. Berkley Corp.		14,502	366,611
Wesco Financial Corp.		115	37,433
White Mountains Insurance Group Ltd.		706	216,749
Zenith National Insurance Corp.	†	3,491	107,872
			21,215,161
Internet & Catalog Retail—0.9%
1-800-Flowers.com, Inc., Class A	*	2,113	7,290
Blue Nile, Inc.	*	1,074	66,717
dELiA*s, Inc.	*	2,555	5,493
drugstore.com, Inc.	*	18,137	44,073
Hollywood Media Corp.	*	15,979	24,608
HSN, Inc.	*	2,598	42,295
Liberty Media Corp. - Interactive, Series A	*	55,275	606,367
NetFlix, Inc.	*†	3,996	184,495
NutriSystem, Inc.	†	3,071	46,863
Overstock.com, Inc.	*†	3,326	48,792
priceline.com, Inc.	*†	4,073	675,385

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Shutterfly, Inc.	*†	2,715	$45,150
Stamps.com, Inc.	*†	2,642	24,439
Ticketmaster Entertainment, Inc.	*	2,598	30,371
Valuevision Media, Inc., Class A	*	6,193	20,499
			1,872,837
Internet Software & Services—1.1%
Art Technology Group, Inc.	*†	13,955	53,866
Autobytel, Inc.	*	4,755	3,329
comScore, Inc.	*	2,914	52,481
Constant Contact, Inc.	*†	2,460	47,355
DealerTrack Holdings, Inc.	*†	4,113	77,777
Digital River, Inc.	*	3,158	127,331
DivX, Inc.	*	2,892	15,790
Earthlink, Inc.	†	9,949	83,671
Equinix, Inc.	*†	3,198	294,216
GSI Commerce, Inc.	*	2,570	49,627
IAC/InterActiveCorp	*†	10,628	214,579
Imergent, Inc.		1,043	8,219
Infospace, Inc.	*	4,619	35,751
Internap Network Services Corp.	*	8,921	28,636
Internet Brands, Inc., Class A	*	2,400	19,152
Internet Capital Group, Inc.	*	3,445	28,800
Ipass, Inc.	*	6,163	8,505
j2 Global Communications, Inc.	*†	4,168	95,906
Keynote Systems, Inc.	*	3,262	30,761
Knot, Inc. (The)	*	3,458	37,761
Limelight Networks, Inc.	*	2,028	8,234
LivePerson, Inc.	*	3,334	16,803
LogMeIn, Inc.	*	2,080	38,085
Looksmart Ltd.	*	4,010	4,652
LoopNet, Inc.	*	1,850	16,724
Marchex, Inc., Class B		2,710	13,306
ModusLink Global Solutions, Inc.	*	3,461	28,000
Move, Inc.	*	12,712	34,322
NaviSite, Inc.	*	3,725	8,158
NIC, Inc.		6,673	59,323
Omniture, Inc.	*	10,221	219,138
On2 Technologies, Inc.	*†	39,239	23,151
OpenTable, Inc.	*†	1,484	40,899
Openwave Systems, Inc.	*	11,650	30,290
Perficient, Inc.	*	2,090	17,284
Rackspace Hosting, Inc.	*†	7,556	128,905
RealNetworks, Inc.	*†	10,782	40,109
Saba Software, Inc.	*	3,576	15,055
SAVVIS, Inc.	*	4,524	71,570
support.com, Inc.	*	4,962	11,909
Terremark Worldwide, Inc.	*†	7,046	43,826
United Online, Inc.		6,200	49,848
Valueclick, Inc.	*	6,880	90,747
Vertro, Inc.	*	6,581	2,961
Vocus, Inc.	*	2,731	57,051
Web.com Group, Inc.	*	1,785	12,656
WebMD Health Corp., Class A	*†	510	16,891
WebMediaBrands, Inc.	*	4,020	2,894
Zix Corp.	*†	12,056	26,523
			2,442,827
IT Services—3.6%
Acxiom Corp.	*	6,440	60,922
Alliance Data Systems Corp.	*†	6,259	$382,300
Broadridge Financial Solutions, Inc.		13,584	273,038
CACI International, Inc., Class A	*†	2,488	117,608
Cass Information Systems, Inc.		1,213	36,220
Ciber, Inc.	*	5,015	20,060
CSG Systems International, Inc.	*	3,644	58,341
Cybersource Corp.	*†	8,253	137,578
DST Systems, Inc.	*	4,638	207,782
Edgewater Technology, Inc.	*	1,533	4,507
Euronet Worldwide, Inc.	*†	5,829	140,071
Forrester Research, Inc.	*†	1,573	41,905
Gartner, Inc., Class A	*	5,871	107,263
Genpact Ltd. (Bermuda)	*	9,379	115,362
Global Cash Access Holdings, Inc.	*†	5,601	40,943
Global Payments, Inc.		6,747	315,085
Hackett Group, Inc. (The)	*	7,902	22,916
Heartland Payment Systems, Inc.	†	2,630	38,161
Hewitt Associates, Inc., Class A	*	9,071	330,457
iGATE Corp.		2,997	25,714
infoGROUP, Inc.	*	6,036	42,312
Integral Systems, Inc.	*†	2,356	16,256
Lender Processing Services, Inc.		8,412	321,086
Lionbridge Technologies, Inc.	*	7,889	20,511
Management Network Group, Inc.	*	1,600	1,024
Mantech International Corp., Class A	*	2,426	114,410
Mastech Holdings, Inc.	*	199	915
MAXIMUS, Inc.		1,558	72,603
Metavante Technologies, Inc.	*	9,250	318,940
MoneyGram International, Inc.	*	12,347	38,770
NCI, Inc., Class A	*†	616	17,655
NeuStar, Inc., Class A	*	7,325	165,545
Online Resources Corp.	*	2,780	17,153
Perot Systems Corp., Class A	*	7,962	236,471
Pfsweb, Inc.	*	1,209	2,067
SAIC, Inc.	*	19,527	342,504
Sapient Corp.	*	6,981	56,127
SRA International, Inc., Class A	*	3,081	66,519
StarTek, Inc.	*	1,875	16,275
Syntel, Inc.	†	2,183	104,195
TeleTech Holdings, Inc.	*	4,057	69,212
TNS, Inc.	*	2,695	73,843
Unisys Corp.	*	31,879	85,117
VeriFone Holdings, Inc.	*	7,751	123,163
Visa, Inc., Class A	†	43,488	3,005,456
Wright Express Corp.	*	3,218	94,963
			7,899,325
Leisure Equipment & Products—0.2%
Arctic Cat, Inc.		1,738	12,270
Brunswick Corp.		9,596	114,960
Callaway Golf Co.		5,616	42,738
Jakks Pacific, Inc.	*†	2,425	34,726
Leapfrog Enterprises, Inc.	*†	3,363	13,822
Nautilus, Inc.	*	2,480	4,216
Polaris Industries, Inc.	†	2,511	102,399
Pool Corp.	†	4,626	102,790
RC2 Corp.	*	1,530	21,803
Smith & Wesson Holding Corp.	*†	6,049	31,636

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Steinway Musical Instruments, Inc.	*	1,536	$18,232
Sturm Ruger & Co., Inc.	†	2,146	27,769
			527,361
Life Sciences Tools & Services—1.2%
Accelrys, Inc.	*	3,326	19,291
Affymetrix, Inc.	*	8,830	77,527
Albany Molecular Research, Inc.	*	2,944	25,495
Bio-Rad Laboratories, Inc., Class A	*	1,584	145,538
Bruker Corp.	*	8,066	86,064
Caliper Life Sciences, Inc.	*	3,187	8,987
Cambrex Corp.	*	2,958	18,635
Charles River Laboratories International, Inc.	*†	6,388	236,228
Covance, Inc.	*†	5,217	282,501
Dionex Corp.	*	1,461	94,921
Enzo Biochem, Inc.	*	6,306	44,646
eResearchTechnology, Inc.	*	4,314	30,198
Illumina, Inc.	*†	11,468	487,390
Kendle International, Inc.	*	1,230	20,566
Luminex Corp.	*	4,012	68,204
Mettler-Toledo International, Inc. (Switzerland)	*	3,252	294,599
Ore Pharmaceuticals, Inc.	*	190	123
Parexel International Corp.	*	5,995	81,472
Pharmaceutical Product Development, Inc.	†	10,700	234,758
Sequenom, Inc.	*†	4,473	14,448
Techne Corp.	†	3,552	222,178
Varian, Inc.	*	2,626	134,084
			2,627,853
Machinery—3.1%
3D Systems Corp.	*†	2,259	20,851
Actuant Corp., Class A	†	6,590	105,835
AGCO Corp.	*	7,982	220,543
Albany International Corp., Class A		2,060	39,964
Ampco-Pittsburgh Corp.		986	26,218
Astec Industries, Inc.	*†	1,849	47,094
Badger Meter, Inc.	†	1,258	48,672
Barnes Group, Inc.		3,373	57,645
Blount International, Inc.	*	4,339	41,090
Briggs & Stratton Corp.	†	4,194	81,405
Bucyrus International, Inc.	†	8,145	290,125
Cascade Corp.	†	779	20,830
Chart Industries, Inc.	*	2,135	46,095
CIRCOR International, Inc.		1,935	54,683
CLARCOR, Inc.	†	4,021	126,099
Colfax Corp.	*†	2,950	31,358
Columbus McKinnon Corp.	*	1,765	26,740
Commercial Vehicle Group, Inc.	*	3,457	22,505
Crane Co.		4,617	119,165
Donaldson Co., Inc.		6,056	209,719
Dynamic Materials Corp.	†	2,558	51,058
EnPro Industries, Inc.	*†	3,150	72,009
ESCO Technologies, Inc.	*†	1,735	68,359
Federal Signal Corp.		3,130	22,505
Flow International Corp.	*	9,896	25,631
Force Protection, Inc.	*	10,037	54,802
FreightCar America, Inc.	†	930	22,599
Gardner Denver, Inc.	*†	4,577	159,646
Gorman-Rupp Co. (The)	†	1,890	$47,080
Graco, Inc.	†	6,203	172,878
Graham Corp.		882	13,715
Greenbrier Cos., Inc.	†	1,195	13,993
Harsco Corp.		7,281	257,820
Hurco Cos., Inc.	*†	750	12,810
IDEX Corp.	†	7,284	203,588
John Bean Technologies Corp.		3,917	71,172
Joy Global, Inc.	†	10,851	531,048
Kadant, Inc.	*	1,553	18,838
Kaydon Corp.	†	3,461	112,206
Kennametal, Inc.		6,043	148,718
L.B. Foster Co., Class A	*	951	29,082
Lincoln Electric Holdings, Inc.		4,042	191,793
Lindsay Corp.		969	38,159
Lydall, Inc.	*	2,150	11,309
Manitowoc Co., Inc. (The)	†	14,067	133,214
Middleby Corp.	*†	1,555	85,540
Mueller Industries, Inc.		2,932	69,987
Mueller Water Products, Inc., Class A		15,083	82,655
NACCO Industries, Inc., Class A		310	18,622
Navistar International Corp.	*	6,059	226,728
NN, Inc.	*	2,240	10,394
Nordson Corp.		3,383	189,752
Oshkosh Corp.		9,223	285,267
Pentair, Inc.		8,849	261,222
RBC Bearings, Inc.	*	1,852	43,207
Robbins & Myers, Inc.		2,530	59,404
Sauer-Danfoss, Inc.		832	6,381
SPX Corp.		4,988	305,615
Tecumseh Products Co., Class A	*	1,703	19,295
Tennant Co.		1,394	40,510
Terex Corp.	*†	11,083	229,751
Timken Co.		6,731	157,707
Titan International, Inc.		4,901	43,619
Toro Co.	†	3,178	126,389
Trinity Industries, Inc.	†	7,537	129,561
Valmont Industries, Inc.		1,676	142,762
Wabash National Corp.	*	2,596	7,061
Wabtec Corp.	†	4,635	173,951
Watts Water Technologies, Inc., Class A	†	2,709	81,947
			6,917,995
Marine—0.2%
Alexander & Baldwin, Inc.	†	3,735	119,856
American Commercial Lines, Inc.	*†	726	21,141
Eagle Bulk Shipping, Inc.	†	7,947	40,768
Excel Maritime Carriers Ltd. (Greece)	†	5,862	38,982
Genco Shipping & Trading Ltd.	†	4,062	84,409
International Shipholding Corp.		724	22,307
Kirby Corp.	*†	4,738	174,453
OceanFreight, Inc. (Greece)	†	1,037	1,390
TBS International Ltd., Class A (Bermuda)	*	2,419	21,045
			524,351
Media—3.0%
4Kids Entertainment, Inc.	*	2,466	4,143
A.H. Belo Corp., Class A		3,861	12,471
Alloy, Inc.	*	3,318	22,463
Arbitron, Inc.		2,121	44,032

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ascent Media Corp., Class A	*	959	$24,550
Belo Corp., Class A		6,361	34,413
Cablevision Systems Corp., Class A		21,478	510,103
Carmike Cinemas, Inc.	*	1,009	10,201
Cinemark Holdings, Inc.		2,131	22,077
CKX, Inc.	*	6,718	45,078
Clear Channel Outdoor Holdings, Inc., Class A	*†	2,470	17,290
Crown Media Holdings, Inc., Class A	*†	4,399	6,862
CTM Media Holdings, Inc., Class B	*	533	320
Cumulus Media, Inc., Class A	*	3,854	6,667
Discovery Communications, Inc., Series A	*†	16,547	478,043
Discovery Communications, Inc., Series C	*	9,599	249,862
DISH Network Corp., Class A	*	22,284	429,190
DreamWorks Animation SKG, Inc., Class A	*	5,937	211,179
E.W. Scripps Co., (The), Class A	*	7,011	52,583
EDCI Holdings, Inc.	*	533	3,187
Emmis Communications Corp., Class A	*	4,461	3,747
Entercom Communications Corp., Class A	*	1,873	9,552
Entravision Communications Corp., Class A	*	4,930	8,529
Gray Television, Inc.	*	3,878	8,997
Harris Interactive, Inc.	*	6,590	6,722
Harte-Hanks, Inc.	†	3,759	51,987
Image Entertainment, Inc.	*†	300	252
Interactive Data Corp.		4,045	106,019
John Wiley & Sons, Inc., Class A		4,647	161,623
Journal Communications, Inc., Class A		3,220	11,850
Lamar Advertising Co., Class A	*†	6,749	185,193
Lee Enterprises, Inc.	*	6,600	18,150
Liberty Global, Inc., Series A, Class A	*	26,364	595,035
Liberty Global, Inc., Series C	*†	1,174	26,368
Liberty Media Corp. - Capital, Series A	*	8,284	173,301
Liberty Media Corp.— Entertainment, Series A	*	54,278	1,688,589
LIN TV Corp., Class A	*	2,390	11,305
Live Nation, Inc.	*	5,574	45,651
Martha Stewart Living Omnimedia, Class A	*†	4,928	30,849
Marvel Entertainment, Inc.	*	4,540	225,275
McClatchy Co. (The), Class A	†	3,506	8,975
Media General, Inc., Class A	†	1,595	13,637
Mediacom Communications Corp., Class A	*	3,433	19,774
Morningstar, Inc.	*†	3,907	189,724
National CineMedia, Inc.		3,917	66,472
Navarre Corp.	*	6,720	14,784
New Frontier Media, Inc.	*	2,079	4,470
Playboy Enterprises, Inc., Class B	*	1,251	3,778
Primedia, Inc.		5,508	13,880
Radio One, Inc., Class A	*†	4,327	4,565
Radio Unica Communications Corp.	*‡δ	1,900	—
RCN Corp.	*†	3,770	$35,061
Regal Entertainment Group, Class A		6,396	78,799
Regent Communications, Inc.	*	3,610	1,552
Salem Communications Corp., Class A	*	850	1,921
Scholastic Corp.		2,095	50,992
Sinclair Broadcast Group, Inc., Class A		4,220	15,108
Sirius XM Radio, Inc.	*†	194,684	123,624
Valassis Communications, Inc.	*	4,011	71,717
Value Line, Inc.		573	17,689
Virgin Media, Inc.		23,647	329,166
Warner Music Group Corp.	*	4,960	27,429
World Wrestling Entertainment, Inc., Class A	†	2,315	32,433
			6,679,258
Metals & Mining—1.7%
Allied Nevada Gold Corp.	*†	7,912	77,458
AMCOL International Corp.	†	2,631	60,224
Brush Engineered Materials, Inc.	*†	2,925	71,546
Carpenter Technology Corp.		4,339	101,489
Century Aluminum Co.	*†	8,122	75,941
Cliffs Natural Resources, Inc.		12,799	414,176
Coeur d’Alene Mines Corp.	*†	8,110	166,255
Commercial Metals Co.		10,756	192,532
Compass Minerals International, Inc.	†	2,644	162,923
Globe Specialty Metals, Inc.	*	7,023	63,347
Haynes International, Inc.	*	1,057	33,634
Hecla Mining Co.	*†	23,198	101,839
Horsehead Holding Corp.	*†	2,963	34,726
Kaiser Aluminum Corp.		1,080	39,269
Olympic Steel, Inc.	†	1,703	48,859
Reliance Steel & Aluminum Co.		5,928	252,296
Rock of Ages Corp.	*	1,387	4,355
Royal Gold, Inc.		4,212	192,067
RTI International Metals, Inc.	*	2,591	64,542
Schnitzer Steel Industries, Inc., Class A	†	1,822	97,022
Southern Copper Corp.	†	19,854	609,319
Steel Dynamics, Inc.		23,106	354,446
Stillwater Mining Co.	*†	8,114	54,526
Universal Stainless & Alloy Products, Inc.	*	2,058	37,559
Walter Energy, Inc.	†	5,834	350,390
Worthington Industries, Inc.		5,837	81,134
			3,741,874
Multiline Retail—0.3%
99 Cents Only Stores	*†	5,211	70,088
Dillard’s, Inc., Class A	†	4,360	61,476
Dollar Tree, Inc.	*	8,583	417,820
Fred’s, Inc., Class A		3,463	44,084
Retail Ventures, Inc.	*	5,577	29,391
Saks, Inc.	*†	11,548	78,757
Tuesday Morning Corp.	*	1,816	7,555
			709,171
Multi-Utilities—0.8%
Alliant Energy Corp.		10,039	279,586
Avista Corp.	†	5,411	109,411
Black Hills Corp.		3,311	83,338
CH Energy Group, Inc.	†	1,512	66,997
MDU Resources Group, Inc.		15,765	328,700

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
NorthWestern Corp.	†	2,859	$69,845
NSTAR		11,449	364,307
OGE Energy Corp.		8,865	293,254
Vectren Corp.		8,630	198,835
			1,794,273
Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	6,386	165,589
Oil, Gas & Consumable Fuels—4.1%
Abraxas Petroleum Corp.	*	7,445	13,327
Adams Resources & Energy, Inc.		1,462	29,313
Alpha Natural Resources, Inc.	*	8,115	284,837
American Oil & Gas, Inc.	*	4,104	8,085
Apco Oil and Gas International, Inc.		2,488	57,025
Approach Resources, Inc.	*	1,627	14,773
Arch Coal, Inc.	†	14,533	321,615
Arena Resources, Inc.	*†	4,084	144,982
Atlas Energy, Inc.		4,007	108,470
ATP Oil & Gas Corp.	*†	6,199	110,900
Berry Petroleum Co., Class A	†	4,186	112,101
Bill Barrett Corp.	*	3,057	100,239
Blue Dolphin Energy Co.	*	3,650	1,789
BP Prudhoe Bay Royalty Trust		1,774	132,429
BPZ Resources, Inc.	*†	9,783	73,568
Brigham Exploration Co.	*	5,335	48,442
Callon Petroleum Co.	*	3,060	5,600
Cano Petroleum, Inc.	*†	5,875	7,461
Carrizo Oil & Gas, Inc.	*†	3,680	90,123
Cheniere Energy, Inc.	*†	8,135	23,836
Cimarex Energy Co.	†	7,684	332,871
Clayton Williams Energy, Inc.	*	1,241	37,379
CNX Gas Corp.	*	2,745	84,272
Comstock Resources, Inc.	*	4,165	166,933
Concho Resources, Inc.	*	5,480	199,034
Contango Oil & Gas Co.	*	1,270	64,846
Continental Resources, Inc.	*†	3,333	130,554
CREDO Petroleum Corp.	*†	2,125	21,505
Cross Timbers Royalty Trust		833	25,398
Crosstex Energy, Inc.		3,995	21,094
CVR Energy, Inc.	*	4,542	56,502
Delta Petroleum Corp.	*	18,693	32,713
DHT Maritime, Inc. (Jersey, Channel Islands)		5,478	20,597
Edge Petroleum Corp.	*	5,201	2,912
Encore Acquisition Co.	*	5,077	189,880
Evergreen Energy, Inc.	*†	4,470	2,771
EXCO Resources, Inc.	*	18,027	336,925
Forest Oil Corp.	*	9,471	185,347
Frontier Oil Corp.		11,462	159,551
FX Energy, Inc.	*	5,763	18,615
General Maritime Corp.	†	4,323	33,460
GMX Resources, Inc.	*†	3,624	56,933
Goodrich Petroleum Corp.	*†	3,087	79,675
Harvest Natural Resources, Inc.	*†	3,340	17,134
Holly Corp.	†	5,010	128,356
Hugoton Royalty Trust		3,289	58,906
International Coal Group, Inc.	*	7,310	29,459
James River Coal Co.	*	2,720	51,979
Kodiak Oil & Gas Corp.	*	6,000	14,400
Mariner Energy, Inc.	*	10,627	150,691
McMoRan Exploration Co.	*	9,388	70,879
Meridian Resource Corp.	*	11,330	4,645
National Coal Corp.	*†	2,117	$2,604
Newfield Exploration Co.	*	12,085	514,338
NGAS Resources, Inc.	*†	6,300	15,057
Overseas Shipholding Group, Inc.	†	1,739	64,986
Pacific Ethanol, Inc.	*	9,943	5,121
Parallel Petroleum Corp.	*	5,650	17,911
Patriot Coal Corp.	*†	10,042	118,094
Penn Virginia Corp.		4,723	108,204
PetroHawk Energy Corp.	*	27,507	665,944
Petroleum Development Corp.	*	1,839	34,316
Petroquest Energy, Inc.	*†	8,496	55,139
Plains Exploration & Production Co.	*	10,458	289,268
Quest Resource Corp.	*†	5,130	3,027
Quicksilver Resources, Inc.	*†	15,092	214,155
Rentech, Inc.	*†	24,671	39,967
Rosetta Resources, Inc.	*	3,732	54,823
SandRidge Energy, Inc.	*†	18,309	237,285
Ship Finance International Ltd. (Bermuda)	†	3,789	46,567
Southern Union Co.		9,573	199,023
St. Mary Land & Exploration Co.		6,292	204,238
Stone Energy Corp.	*†	6,614	107,874
Swift Energy Co.	*	2,908	68,861
Syntroleum Corp.	*	9,066	24,478
Teekay Corp. (Canada)		2,938	64,254
Tengasco, Inc.	*	9,394	4,697
Toreador Resources Corp.	*†	2,250	22,478
Tri-Valley Corp.	*†	2,100	5,712
Ultra Petroleum Corp.	*	13,269	649,650
Uranium Resources, Inc.	*	5,500	6,325
USEC, Inc.	*	11,624	54,517
Vaalco Energy, Inc.	*	8,030	36,938
Verenium Corp.	*†	149	1,019
W&T Offshore, Inc.	†	4,200	49,182
Warren Resources, Inc.	*	5,202	15,398
Western Refining, Inc.	*†	3,632	23,426
Westmoreland Coal Co.	*	2,951	23,992
Whiting Petroleum Corp.	*†	4,952	285,136
World Fuel Services Corp.	†	2,716	130,558
			8,939,693
Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	*	4,965	53,275
Clearwater Paper Corp.	*	820	33,891
Deltic Timber Corp.	†	1,046	47,875
Domtar Corp. (Canada)	*†	4,206	148,135
Glatfelter		3,315	38,056
Louisiana-Pacific Corp.	*†	6,527	43,535
Neenah Paper, Inc.		2,110	24,835
Schweitzer-Mauduit International, Inc.	†	1,337	72,679
Wausau Paper Corp.		3,503	35,030
			497,311
Personal Products—0.6%
Alberto-Culver Co.		8,060	223,101
Bare Escentuals, Inc.	*	4,574	54,385
Chattem, Inc.	*	2,283	151,614
Elizabeth Arden, Inc.	*	2,728	32,108
Herbalife Ltd. (Cayman Islands)		6,051	198,110
Mannatech, Inc.		2,631	10,077
Mead Johnson Nutrition Co., Class A	†	2,897	130,684
Medifast, Inc.	*	2,284	49,608

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
NBTY, Inc.	*	5,112	$202,333
Nu Skin Enterprises, Inc., Class A		5,522	102,322
Prestige Brands Holdings, Inc.	*	2,900	20,416
Reliv International, Inc.		3,018	10,080
USANA Health Sciences, Inc.	*	743	25,344
			1,210,182
Pharmaceuticals—1.0%
Adolor Corp.	*	8,628	13,718
Alexza Pharmaceuticals, Inc.	*†	2,897	6,518
Auxilium Pharmaceuticals, Inc.	*†	2,992	102,356
AVANIR Pharmaceuticals, Inc., Class A	*	9,525	19,812
BioMimetic Therapeutics, Inc.	*	2,563	31,294
Cadence Pharmaceuticals, Inc.	*†	3,700	40,922
Columbia Laboratories, Inc.	*	5,940	7,663
CPEX Pharmaceuticals, Inc.	*	201	1,998
Cypress Bioscience, Inc.	*	4,031	32,933
Depomed, Inc.	*	7,330	32,032
Discovery Laboratories, Inc.	*†	10,296	14,003
Durect Corp.	*	7,330	19,571
Emisphere Technologies, Inc.	*†	3,412	2,590
Endo Pharmaceuticals Holdings, Inc.	*	13,138	297,313
Heska Corp.	*	4,463	1,964
Hi-Tech Pharmacal Co., Inc.	*	2,404	53,946
Hollis-Eden Pharmaceuticals, Inc.	*	3,834	2,262
Inspire Pharmaceuticals, Inc.	*	4,570	23,855
KV Pharmaceutical Co., Class A	*†	3,009	9,238
Matrixx Initiatives, Inc.	*†	1,810	10,281
MDRNA, Inc.	*†	3,350	4,690
Medicines Co. (The)	*†	5,261	57,924
Medicis Pharmaceutical Corp., Class A		4,522	96,545
Nektar Therapeutics	*†	8,780	85,517
Obagi Medical Products, Inc.	*	2,119	24,580
Optimer Pharmaceuticals, Inc.	*†	4,269	57,760
Pain Therapeutics, Inc.	*	3,499	17,705
Par Pharmaceutical Cos., Inc.	*†	3,271	70,359
Penwest Pharmaceuticals Co.	*†	5,730	11,976
Perrigo Co.		7,060	239,969
Pozen, Inc.	*	1,922	14,146
Questcor Pharmaceuticals, Inc.	*	4,000	22,080
Salix Pharmaceuticals Ltd.	*	4,445	94,501
Santarus, Inc.	*	7,750	25,497
Sepracor, Inc.	*	11,029	252,564
SuperGen, Inc.	*	3,719	9,930
Valeant Pharmaceuticals International	*†	5,975	167,658
Viropharma, Inc.	*	6,036	58,066
Vivus, Inc.	*†	9,557	99,871
XenoPort, Inc.	*	1,873	39,764
			2,175,371
Professional Services—1.0%
Acacia Research - Acacia Technologies	*	5,547	48,314
Administaff, Inc.	†	2,357	61,918
Advisory Board Co. (The)	*†	1,300	32,682
Barrett Business Services, Inc.		1,740	18,409
CBIZ, Inc.	*	5,140	38,344
CDI Corp.		2,129	29,913
Corporate Executive Board Co. (The)	†	4,101	$102,115
CoStar Group, Inc.	*	1,557	64,180
CRA International, Inc.	*†	1,427	38,943
Diamond Management & Technology Consultants, Inc.		3,731	25,557
Exponent, Inc.	*	1,790	50,424
First Advantage Corp., Class A	*	2,419	44,873
FTI Consulting, Inc.	*	4,670	198,989
Heidrick & Struggles International, Inc.	†	2,178	50,660
Hudson Highland Group, Inc.	*	1,880	5,715
Huron Consulting Group, Inc.	*†	2,888	74,597
ICF International, Inc.	*†	516	15,645
IHS, Inc., Class A	*†	4,063	207,741
Kelly Services, Inc., Class A		2,431	29,901
Kforce, Inc.	*	3,398	40,844
Korn/Ferry International	*	4,056	59,177
LECG Corp.	*	2,344	8,228
Manpower, Inc.		7,041	399,295
MPS Group, Inc.	*	9,504	99,982
Navigant Consulting, Inc.	*	4,173	56,336
Odyssey Marine Exploration, Inc.	*†	8,263	15,369
On Assignment, Inc.	*	3,093	18,094
RCM Technologies, Inc.	*	1,593	3,568
Resources Connection, Inc.	*	3,825	65,255
School Specialty, Inc.	*	1,184	28,085
Spherion Corp.	*	6,986	43,383
TrueBlue, Inc.	*	4,946	69,590
Volt Information Sciences, Inc.	*†	1,251	15,287
Watson Wyatt Worldwide, Inc., Class A		3,803	165,659
			2,227,072
Real Estate Investment Trusts (REITs)—6.1%
Acadia Realty Trust REIT		4,998	75,320
Agree Realty Corp. REIT		2,037	46,708
Alesco Financial, Inc. REIT	*	5,693	7,116
Alexander’s, Inc. REIT		319	94,386
Alexandria Real Estate Equities, Inc. REIT	†	4,255	231,259
AMB Property Corp. REIT	†	14,045	322,333
American Campus Communities, Inc. REIT		5,183	139,164
Annaly Capital Management, Inc. REIT		60,592	1,099,139
Anthracite Capital, Inc. REIT	*†	7,771	8,160
Anworth Mortgage Asset Corp. REIT		10,167	80,116
Arbor Realty Trust, Inc. REIT	†	5,065	14,385
Arlington Asset Investment Corp., Class A REIT	*†	14,580	7,144
Ashford Hospitality Trust, Inc. REIT	*†	13,852	47,928
Associated Estates Realty Corp. REIT		5,856	56,335
BioMed Realty Trust, Inc. REIT	†	9,944	137,227
Brandywine Realty Trust REIT		12,040	132,922
BRE Properties, Inc. REIT		3,941	123,353
BRT Realty Trust REIT	*	916	5,221
Camden Property Trust REIT		6,269	252,641
Capital Trust, Inc., Class A REIT	*†	4,198	12,762
CapLease, Inc. REIT		10,293	41,481
Capstead Mortgage Corp. REIT		8,552	118,958

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
CBL & Associates Properties, Inc. REIT	†	16,769	$162,659
Cedar Shopping Centers, Inc. REIT	†	4,496	28,999
Chimera Investment Corp. REIT		59,608	227,703
Cogdell Spencer, Inc. REIT		8,226	39,485
Colonial Properties Trust REIT	†	2,752	26,777
Corporate Office Properties Trust REIT	†	4,944	182,335
Cousins Properties, Inc. REIT		13,565	112,317
Cypress Sharpridge Investments, Inc. REIT	*	1,630	23,146
DCT Industrial Trust, Inc. REIT	†	18,769	95,910
DiamondRock Hospitality Co. REIT	*	8,514	68,963
Digital Realty Trust, Inc. REIT	†	8,144	372,262
Douglas Emmett, Inc. REIT	†	12,435	152,702
Duke Realty Corp. REIT		24,841	298,340
DuPont Fabros Technology, Inc. REIT	*	4,263	56,826
Eastern Light Capital, Inc. REIT	*	799	3,444
EastGroup Properties, Inc. REIT	†	2,269	86,721
Education Realty Trust, Inc. REIT		8,420	49,931
Entertainment Properties Trust REIT	†	3,718	126,933
Equity Lifestyle Properties, Inc. REIT		2,415	103,338
Equity One, Inc. REIT	†	4,453	69,779
Essex Property Trust, Inc. REIT	†	2,472	196,722
Extra Space Storage, Inc. REIT	†	9,392	99,086
Federal Realty Investment Trust REIT	†	6,109	374,909
FelCor Lodging Trust, Inc. REIT	†	8,871	40,186
First Industrial Realty Trust, Inc. REIT		2,823	14,821
First Potomac Realty Trust REIT		4,965	57,395
Franklin Street Properties Corp. REIT		5,200	68,120
Getty Realty Corp. REIT		1,935	47,485
Glimcher Realty Trust REIT		8,833	32,417
Government Properties Income Trust REIT	*	1,940	46,579
Gramercy Capital Corp. REIT	*†	3,048	7,407
Hatteras Financial Corp. REIT	†	3,460	103,731
Healthcare Realty Trust, Inc. REIT	†	5,571	117,715
Hersha Hospitality Trust REIT		5,335	16,538
Highwoods Properties, Inc. REIT		6,615	208,042
HMG Courtland Properties REIT	*	1,250	4,625
Home Properties, Inc. REIT	†	2,509	108,113
Hospitality Properties Trust REIT		11,613	236,557
HRPT Properties Trust REIT	†	22,924	172,388
Inland Real Estate Corp. REIT		5,524	48,390
Invesco Mortgage Capital, Inc. REIT	*	972	21,238
Investors Real Estate Trust REIT		8,064	72,899
iStar Financial, Inc. REIT	*†	8,506	25,858
Kilroy Realty Corp. REIT	†	2,973	$82,471
Kite Realty Group Trust REIT		8,526	35,553
LaSalle Hotel Properties REIT		6,022	118,393
Lexington Realty Trust REIT		6,982	35,608
Liberty Property Trust REIT		10,772	350,413
LTC Properties, Inc. REIT		3,135	75,365
Macerich Co. (The) REIT	†	8,280	251,132
Mack-Cali Realty Corp. REIT		7,349	237,593
Maguire Properties, Inc. REIT	*†	2,300	4,830
Medical Properties Trust, Inc. REIT	†	10,635	83,059
MFA Financial, Inc. REIT		24,174	192,425
Mid-America Apartment Communities, Inc. REIT	†	2,452	110,659
Mission West Properties, Inc. REIT		7,471	50,280
Monmouth Real Estate Investment Corp., Class A REIT		9,567	66,586
National Health Investors, Inc. REIT		2,715	85,930
National Retail Properties, Inc. REIT	†	7,081	152,029
Nationwide Health Properties, Inc. REIT		10,833	335,715
Newcastle Investment Corp. REIT		4,400	13,068
NorthStar Realty Finance Corp. REIT		8,645	30,344
Omega Healthcare Investors, Inc. REIT		7,036	112,717
Pacific Office Properties Trust, Inc. REIT		1,050	4,589
Parkway Properties, Inc. REIT		3,135	61,759
Pennsylvania Real Estate Investment Trust REIT		2,750	20,927
PMC Commercial Trust REIT		2,035	14,876
Post Properties, Inc. REIT		4,235	76,230
Potlatch Corp. REIT		2,871	81,680
PS Business Parks, Inc. REIT		1,882	96,584
RAIT Financial Trust REIT		5,932	17,440
Ramco-Gershenson Properties Trust REIT		1,412	12,595
Rayonier, Inc. REIT		7,749	317,012
Realty Income Corp. REIT	†	9,620	246,753
Redwood Trust, Inc. REIT		6,341	98,286
Regency Centers Corp. REIT	†	8,006	296,622
Resource Capital Corp. REIT		3,788	20,607
Saul Centers, Inc. REIT		1,310	42,051
Senior Housing Properties Trust REIT	†	12,704	242,773
SL Green Realty Corp. REIT	†	7,847	344,091
Sovran Self Storage, Inc. REIT		1,711	52,066
Starwood Property Trust, Inc. REIT	*	4,021	81,425
Strategic Hotels & Resorts, Inc. REIT	*	4,710	12,199
Sun Communities, Inc. REIT	†	3,803	81,841
Sunstone Hotel Investors, Inc. REIT	*†	7,095	50,374
Tanger Factory Outlet Centers, Inc. REIT		2,648	98,876
Taubman Centers, Inc. REIT	†	4,467	161,169
UDR, Inc. REIT		18,735	294,889
Universal Health Realty Income Trust REIT		2,198	71,545
Urstadt Biddle Properties, Inc., Class A REIT		3,726	54,362
U-Store-It Trust REIT		9,393	58,706

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Walter Investment Management Corp. REIT		2,165	$34,683
Washington Real Estate Investment Trust REIT	†	6,297	181,354
Weingarten Realty Investors REIT	†	12,310	245,215
Winthrop Realty Trust REIT		2,133	20,775
			13,382,373
Real Estate Management & Development—0.5%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,020	14,729
Brookfield Properties Corp. (Canada)	†	31,428	353,879
Consolidated-Tomoka Land Co.	†	530	20,299
Forest City Enterprises, Inc., Class A		13,633	182,273
Forestar Group, Inc.	*	3,217	55,268
Grubb & Ellis Co.	*	2,553	4,315
Jones Lang LaSalle, Inc.	†	3,159	149,642
St. Joe Co. (The)	*†	6,154	179,205
Tejon Ranch Co.	*	1,418	36,414
Thomas Properties Group, Inc.		2,396	6,924
			1,002,948
Road & Rail—0.8%
Amerco, Inc.	*	547	25,085
Arkansas Best Corp.		2,819	84,401
Avis Budget Group, Inc.	*†	9,790	130,794
Celadon Group, Inc.	*	1,972	22,303
Con-way, Inc.		3,246	124,387
Dollar Thrifty Automotive Group, Inc.	*	1,428	35,115
Genesee & Wyoming, Inc., Class A	*	2,893	87,716
Heartland Express, Inc.	†	5,189	74,722
Hertz Global Holdings, Inc.	*	9,638	104,380
J.B. Hunt Transport Services, Inc.		10,019	321,910
Kansas City Southern	*†	8,544	226,331
Knight Transportation, Inc.	†	6,280	105,378
Landstar System, Inc.		4,275	162,707
Old Dominion Freight Line, Inc.	*	2,496	75,953
PAM Transportation Services, Inc.	*	1,139	9,442
Quality Distribution, Inc.	*	914	3,080
Saia, Inc.	*†	1,522	24,474
Werner Enterprises, Inc.		5,050	94,081
YRC Worldwide, Inc.	*†	4,618	20,550
			1,732,809
Semiconductors & Semiconductor Equipment—3.1%
Actel Corp.	*†	4,134	50,311
Advanced Analogic Technologies, Inc.	*	5,860	23,264
Advanced Energy Industries, Inc.	*	4,472	63,681
Aetrium, Inc.	*	614	1,357
Amkor Technology, Inc.	*†	12,212	84,019
Anadigics, Inc.	*	4,986	23,484
Applied Micro Circuits Corp.	*	7,749	77,413
Atheros Communications, Inc.	*†	5,292	140,397
Atmel Corp.	*	38,623	161,830
ATMI, Inc.	*	3,386	61,456
Axcelis Technologies, Inc.	*	6,926	$8,311
AXT, Inc.	*	4,552	8,740
Brooks Automation, Inc.	*	4,415	34,128
Cabot Microelectronics Corp.	*	2,070	72,160
California Micro Devices Corp.	*	2,476	7,973
Cavium Networks, Inc.	*†	4,914	105,504
Ceva, Inc.	*	3,092	33,239
Cirrus Logic, Inc.	*	5,397	30,007
Cohu, Inc.	†	1,889	25,615
Conexant Systems, Inc.	*	8,169	22,383
Cree, Inc.	*†	5,996	220,353
Cymer, Inc.	*†	2,731	106,127
Cypress Semiconductor Corp.	*†	13,944	144,042
Diodes, Inc.	*	3,326	60,167
DSP Group, Inc.	*	4,251	34,603
Electroglas, Inc.	*	3,991	32
Entegris, Inc.	*	7,678	38,006
Exar Corp.	*	3,475	25,541
Fairchild Semiconductor International, Inc.	*	9,371	95,865
FEI Co.	*	2,918	71,929
Formfactor, Inc.	*	3,763	90,011
FSI International, Inc.	*	4,280	4,965
Hittite Microwave Corp.	*†	2,783	102,359
Integrated Device Technology, Inc.	*	15,458	104,496
Integrated Silicon Solution, Inc.	*	2,930	11,017
International Rectifier Corp.	*	4,883	95,170
Intersil Corp., Class A		13,083	200,301
IXYS Corp.		3,270	27,828
Kopin Corp.	*	5,031	24,149
Kulicke & Soffa Industries, Inc.	*	4,089	24,657
Lam Research Corp.	*	10,851	370,670
Lattice Semiconductor Corp.	*	16,642	37,444
LTX-Credence Corp.	*†	14,256	23,522
Marvell Technology Group Ltd. (Bermuda)	*	45,986	744,513
Mattson Technology, Inc.	*	4,081	11,508
Maxim Integrated Products, Inc.		24,894	451,577
Micrel, Inc.		3,731	30,408
Microsemi Corp.	*	6,947	109,693
Mindspeed Technologies, Inc.	*†	802	2,310
MIPS Technologies, Inc.	*	5,359	20,203
MKS Instruments, Inc.	*†	3,260	62,885
Monolithic Power Systems, Inc.	*†	2,258	52,950
MoSys, Inc.	*	3,592	8,980
Netlogic Microsystems, Inc.	*	1,507	67,815
NVE Corp.	*†	771	40,986
Omnivision Technologies, Inc.	*	4,446	72,381
ON Semiconductor Corp.	*	32,294	266,426
PDF Solutions, Inc.	*	3,093	10,795
Pericom Semiconductor Corp.	*	2,254	22,112
Photronics, Inc.	*	1,989	9,428
PLX Technology, Inc.	*	2,950	9,941
PMC - Sierra, Inc.	*†	17,731	169,508
Power Integrations, Inc.		2,822	94,057
QuickLogic Corp.	*	4,080	6,936
Rambus, Inc.	*†	9,556	166,274
Ramtron International Corp.	*	1,920	4,858
RF Micro Devices, Inc.	*	18,530	100,618
Rudolph Technologies, Inc.	*	2,516	18,618
Semitool, Inc.	*	2,320	19,604
Semtech Corp.	*	4,634	78,824
Sigma Designs, Inc.	*	3,793	55,112
Silicon Image, Inc.	*	6,882	16,723
Silicon Laboratories, Inc.	*†	4,087	189,473
Silicon Storage Technology, Inc.	*	7,634	18,474

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Skyworks Solutions, Inc.	*†	14,260	$188,802
Standard Microsystems Corp.	*	2,548	59,139
Supertex, Inc.	*†	815	24,450
Tegal Corp.	*	312	396
Tessera Technologies, Inc.	*	4,876	135,992
Transwitch Corp.	*	3,433	2,403
Trident Microsystems, Inc.	*	5,092	13,188
TriQuint Semiconductor, Inc.	*	13,250	102,290
Ultra Clean Holdings, Inc.	*	1,756	9,061
Ultratech, Inc.	*	2,462	32,572
Varian Semiconductor Equipment Associates, Inc.	*†	6,209	203,904
Veeco Instruments, Inc.	*	2,611	60,889
Virage Logic Corp.	*	3,332	17,360
Volterra Semiconductor Corp.	*	2,894	53,163
White Electronic Designs Corp.	*	4,551	21,026
Zoran Corp.	*	5,136	59,167
			6,866,318
Software—3.2%
ACI Worldwide, Inc.	*	3,078	46,570
Activision Blizzard, Inc.	*	62,232	771,054
Actuate Corp.	*	6,674	38,576
Advent Software, Inc.	*†	1,819	73,215
American Software, Inc., Class A		7,072	46,180
ANSYS, Inc.	*†	8,073	302,495
ArcSight, Inc.	*†	2,215	53,315
Ariba, Inc.	*†	8,263	95,851
Authentidate Holding Corp.	*	1,023	1,442
Blackbaud, Inc.		3,069	71,201
Blackboard, Inc.	*†	3,598	135,932
Bottomline Technologies, Inc.	*	3,578	46,156
Cadence Design Systems, Inc.	*	21,402	157,091
Callidus Software, Inc.	*	2,703	8,136
Chordiant Software, Inc.	*	1,859	7,232
CommVault Systems, Inc.	*	5,041	104,601
Concur Technologies, Inc.	*†	3,567	141,824
Datawatch Corp.	*	3,500	8,260
Double-Take Software, Inc.	*	3,666	37,357
Ebix, Inc.	*	1,308	72,411
Epicor Software Corp.	*	5,701	36,315
EPIQ Systems, Inc.	*	2,664	38,628
ePresence, Inc.	*‡δ	1,173	—
Evolving Systems, Inc.	*	527	3,663
Factset Research Systems, Inc.	†	4,061	269,001
Fair Isaac Corp.	†	4,740	101,863
FalconStor Software, Inc.	*	4,054	20,148
Informatica Corp.	*†	7,363	166,257
Interactive Intelligence, Inc.	*	1,644	31,417
Jack Henry & Associates, Inc.		7,992	187,572
JDA Software Group, Inc.	*	2,379	52,195
Kenexa Corp.	*†	2,904	39,146
Lawson Software, Inc.	*	14,326	89,394
Magma Design Automation, Inc.	*†	3,929	8,212
Manhattan Associates, Inc.	*	2,125	42,925
Mentor Graphics Corp.	*	7,373	68,643
Micros Systems, Inc.	*†	7,115	214,802
MicroStrategy, Inc., Class A	*	791	56,588
Netscout Systems, Inc.	*	3,784	51,122
Nuance Communications, Inc.	*†	23,302	348,598
Parametric Technology Corp.	*	9,256	127,918
Pegasystems, Inc.	†	2,142	73,963
Phoenix Technologies Ltd.	*	2,710	9,891
PLATO Learning, Inc.	*	1,826	7,888
Progress Software Corp.	*	3,213	$72,774
PROS Holdings, Inc.	*	1,506	12,681
QAD, Inc.		1,363	6,202
Quest Software, Inc.	*	6,863	115,642
Radiant Systems, Inc.	*	2,709	29,095
Renaissance Learning, Inc.	†	1,354	13,459
Rovi Corp.	*	10,047	337,579
S1 Corp.	*	5,886	36,375
Scientific Learning Corp.	*	3,146	11,231
Smith Micro Software, Inc.	*†	2,612	32,284
SolarWinds, Inc.	*†	6,152	135,529
Solera Holdings, Inc.	†	7,414	230,650
Sonic Foundry, Inc.	*	6,100	3,904
Sonic Solutions, Inc.	*	1,810	10,733
SonicWALL, Inc.	*	4,632	38,909
SourceForge, Inc.	*	6,619	8,340
SPSS, Inc.	*	2,831	141,408
Sybase, Inc.	*	7,888	306,843
Symyx Technologies, Inc.	*	3,865	25,586
Synchronoss Technologies, Inc.	*	1,415	17,645
Synopsys, Inc.	*	15,829	354,886
Take-Two Interactive Software, Inc.	*†	5,625	63,056
Taleo Corp., Class A	*	2,401	54,359
TeleCommunication Systems, Inc., Class A	*	6,400	53,504
THQ, Inc.	*†	4,685	32,045
TIBCO Software, Inc.	*	15,556	147,626
TiVo, Inc.	*	8,402	87,045
Tyler Technologies, Inc.	*†	3,715	63,489
Ultimate Software Group, Inc.	*†	1,966	56,464
VASCO Data Security International, Inc.	*	4,225	31,349
Versant Corp.	*	1,264	22,626
VMware, Inc., Class A	*	4,678	187,915
Wayside Technology Group, Inc.		1,787	15,904
Websense, Inc.	*	3,500	58,800
			7,080,985
Specialty Retail—3.1%
A.C. Moore Arts & Crafts, Inc.	*	1,967	7,081
Aaron’s, Inc.	†	4,665	123,156
Advance Auto Parts, Inc.		7,732	303,713
Aeropostale, Inc.	*†	5,517	239,824
American Eagle Outfitters, Inc.		17,739	299,080
America’s Car-Mart, Inc.	*	1,569	37,578
AnnTaylor Stores Corp.	*†	7,577	120,399
Asbury Automotive Group, Inc.	*	2,974	37,710
Barnes & Noble, Inc.	†	3,301	73,348
Bebe Stores, Inc.		2,040	15,014
Big 5 Sporting Goods Corp.		2,416	36,482
Blockbuster, Inc., Class A	*	16,050	17,174
Borders Group, Inc.	*	3,582	11,140
Brown Shoe Co., Inc.		3,758	30,139
Buckle, Inc. (The)	†	2,041	69,680
Build-A-Bear Workshop, Inc.	*	5,570	27,126
Cabela’s, Inc.	*†	4,717	62,925
Cache, Inc.	*	2,130	10,565
Carmax, Inc.	*†	13,776	287,918
Casual Male Retail Group, Inc.	*†	2,471	8,500
Cato Corp. (The), Class A		2,994	60,748
Charlotte Russe Holding, Inc.	*	4,200	73,500
Charming Shoppes, Inc.	*†	10,301	50,578
Chico’s FAS, Inc.	*	18,871	245,323
Children’s Place Retail Stores, Inc. (The)	*	2,219	66,481
Christopher & Banks Corp.	†	6,972	47,200

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Citi Trends, Inc.	*	1,617	$46,036
Coldwater Creek, Inc.	*†	9,425	77,285
Collective Brands, Inc.	*	5,897	102,195
Cost Plus, Inc.	*†	2,725	5,532
Destination Maternity Corp.	*	684	12,401
Dick’s Sporting Goods, Inc.	*†	7,504	168,090
Dress Barn, Inc.	*†	4,554	81,653
DSW, Inc., Class A	*	1,395	22,278
Finish Line, Inc. (The), Class A		3,667	37,257
Foot Locker, Inc.		14,098	168,471
Genesco, Inc.	*	2,452	59,020
Group 1 Automotive, Inc.	†	1,745	46,853
Guess?, Inc.		6,490	240,390
Gymboree Corp.	*†	2,665	128,933
Haverty Furniture Cos., Inc.	*	2,301	27,175
Hibbett Sports, Inc.	*†	2,997	54,635
Hot Topic, Inc.	*	5,272	39,487
J. Crew Group, Inc.	*†	4,149	148,617
Jo-Ann Stores, Inc.	*	2,192	58,811
JOS A. Bank Clothiers, Inc.	*†	2,128	95,271
Kirkland’s, Inc.	*	2,193	31,250
Lithia Motors, Inc., Class A		2,689	41,922
Lumber Liquidators, Inc.	*†	1,119	24,271
MarineMax, Inc.	*	3,026	23,633
Men’s Wearhouse, Inc. (The)		3,813	94,181
Midas, Inc.	*	1,278	12,013
Monro Muffler Brake, Inc.		1,635	51,977
OfficeMax, Inc.	*†	6,199	77,983
Pacific Sunwear of California, Inc.	*	5,046	25,987
Penske Auto Group, Inc.	†	2,975	57,060
Pep Boys-Manny, Moe & Jack (The)	†	3,451	33,716
PetSmart, Inc.	†	11,600	252,300
Pier 1 Imports, Inc.	*	6,447	24,950
Rent-A-Center, Inc.	*	7,097	133,991
Rex Stores Corp.	*†	1,034	11,271
Ross Stores, Inc.	†	11,334	541,425
Sally Beauty Holdings, Inc.	*†	7,911	56,247
Select Comfort Corp.	*	3,139	14,910
Shoe Carnival, Inc.	*†	1,098	16,931
Signet Jewelers Ltd. (Bermuda)	*	6,027	158,691
Sonic Automotive, Inc., Class A	†	4,249	44,615
Stage Stores, Inc.	†	3,672	47,589
Stein Mart, Inc.	*	3,731	47,421
Systemax, Inc.	*	1,358	16,473
Talbots, Inc.	†	1,205	11,122
Tractor Supply Co.	*†	3,365	162,933
Trans World Entertainment Corp.	*	1,932	1,758
Tween Brands, Inc.	*	5,581	46,825
Urban Outfitters, Inc.	*†	14,229	429,289
West Marine, Inc.	*†	2,443	19,202
Wet Seal, Inc. (The), Class A	*	16,190	61,198
Williams-Sonoma, Inc.		9,794	198,133
Zale Corp.	*†	2,902	20,749
			6,774,788
Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.	*	4,869	130,002
Charles & Colvard Ltd.	*	693	395
Cherokee, Inc.		2,054	49,234
Columbia Sportswear Co.	†	1,447	59,559
CROCS, Inc.	*	10,660	70,889
Culp, Inc.	*	888	4,946
Deckers Outdoor Corp.	*†	1,741	147,724
Forward Industries, Inc.	*	630	$1,077
Fossil, Inc.	*	5,295	150,643
Hallwood Group, Inc.		100	2,520
Hanesbrands, Inc.	*	8,597	183,976
Iconix Brand Group, Inc.	*	7,941	99,024
Jones Apparel Group, Inc.		7,936	142,293
Kenneth Cole Productions, Inc., Class A		956	9,589
K-Swiss, Inc., Class A		2,909	25,570
Lazare Kaplan International, Inc.	*‡	1,140	2,280
Liz Claiborne, Inc.	†	7,285	35,915
Movado Group, Inc.		1,527	22,187
Oxford Industries, Inc.		3,052	60,124
Phillips-Van Heusen Corp.		4,515	193,197
Quiksilver, Inc.	*	7,789	21,420
Skechers U.S.A., Inc., Class A	*	3,797	65,081
Steven Madden Ltd.	*	1,528	56,246
Timberland Co. (The), Class A	*†	3,040	42,317
True Religion Apparel, Inc.	*†	1,923	49,863
Under Armour, Inc., Class A	*†	3,385	94,205
Unifi, Inc.	*	9,669	30,941
Unifirst Corp.		605	26,892
Warnaco Group, Inc. (The)	*	4,690	205,703
Wolverine World Wide, Inc.		4,210	104,576
			2,088,388
Thrifts & Mortgage Finance—1.1%
Anchor Bancorp Wisconsin, Inc.	†	5,568	7,238
Astoria Financial Corp.	†	6,733	74,332
Bank Mutual Corp.		5,557	49,124
BankAtlantic Bancorp, Inc., Class A	†	25,481	73,895
Beneficial Mutual Bancorp, Inc.	*†	4,733	43,212
Brookline Bancorp, Inc.		6,167	59,943
Capitol Federal Financial	†	2,421	79,699
CFS Bancorp, Inc.	†	1,873	8,878
Charter Financial Corp.	†	350	4,561
Corus Bankshares, Inc.	*†	4,380	394
Danvers Bancorp, Inc.	†	3,141	42,686
Dime Community Bancshares, Inc.		3,549	40,565
Doral Financial Corp. (Puerto Rico)	*†	3,585	13,265
ESSA Bancorp, Inc.		2,873	37,952
Federal Agricultural Mortgage Corp., Class C	†	1,507	11,303
Federal Home Loan Mortgage Corp.	*†	43,895	79,011
Federal National Mortgage Association	*†	66,437	100,984
First Financial Holdings, Inc.	†	990	15,810
First Financial Northwest, Inc.		3,255	18,944
First Financial Service Corp.		988	13,308
First Niagara Financial Group, Inc.		17,093	210,757
First Place Financial Corp.		1,727	5,095
Flagstar Bancorp, Inc.	*†	9,020	9,291
Flushing Financial Corp.		2,981	33,983
Harrington West Financial Group, Inc.	*	1,172	1,406
Kearny Financial Corp.	†	3,008	31,343
MGIC Investment Corp.	*†	9,027	66,890
NASB Financial, Inc.		529	13,913
New York Community Bancorp, Inc.	†	36,070	411,919
NewAlliance Bancshares, Inc.	†	8,585	91,860

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Northwest Bancorp, Inc.		2,429	$55,478
OceanFirst Financial Corp.		2,108	24,453
Ocwen Financial Corp.	*†	3,062	34,662
Oritani Financial Corp.	†	2,110	28,780
Parkvale Financial Corp.		1,077	10,081
PMI Group, Inc. (The)	†	5,087	21,620
Provident Financial Services, Inc.	†	5,182	53,323
Provident New York Bancorp		5,681	54,254
Radian Group, Inc.		9,045	95,696
Riverview Bancorp, Inc.	*	2,602	9,627
TFS Financial Corp.		9,048	107,671
TierOne Corp.	*	1,971	6,564
Tree.com, Inc.	*†	433	3,269
Triad Guaranty, Inc.	*	5,663	7,192
Trustco Bank Corp.		7,080	44,250
United Financial Bancorp, Inc.		2,570	29,761
United Western Bancorp, Inc.		974	3,867
Washington Federal, Inc.	†	9,154	154,337
Westfield Financial, Inc.		4,068	34,456
WSFS Financial Corp.		610	16,250
			2,447,152
Tobacco—0.1%
Alliance One International, Inc.	*	10,209	45,736
Universal Corp.		1,971	82,427
Vector Group Ltd.		5,280	82,270
			210,433
Trading Companies & Distributors—0.5%
Aceto Corp.		3,385	22,341
Aircastle Ltd.		5,287	51,125
Applied Industrial Technologies, Inc.		2,868	60,687
Beacon Roofing Supply, Inc.	*	4,124	65,902
Building Materials Holding Corp.	*	4,826	265
GATX Corp.		3,432	95,924
H&E Equipment Services, Inc.	*	1,490	16,882
Houston Wire & Cable Co.	†	1,569	17,338
Interline Brands, Inc.	*	4,165	70,180
Kaman Corp.		2,736	60,137
MSC Industrial Direct Co., Class A		3,645	158,849
Rush Enterprises, Inc., Class A	*†	3,059	39,522
United Rentals, Inc.	*	8,627	88,858
Watsco, Inc.		2,671	143,994
WESCO International, Inc.	*†	5,009	144,259
Willis Lease Finance Corp.	*	1,234	16,869
			1,053,132
Water Utilities—0.3%
American States Water Co.		1,492	53,981
American Water Works Co., Inc.		7,046	140,497
Aqua America, Inc.	†	13,425	236,817
California Water Service Group		1,589	61,876
Connecticut Water Service, Inc.		1,839	41,175
Middlesex Water Co.		2,861	43,144
SJW Corp.		1,637	37,405
Southwest Water Co.	†	5,876	28,910
			643,805
Wireless Telecommunication Services—1.1%
Centennial Communications Corp.	*	7,222	$57,632
Crown Castle International Corp.	*	24,619	772,052
FiberTower Corp.	*	6,580	7,106
iPCS, Inc.	*	1,789	31,129
Leap Wireless International, Inc.	*	10,561	206,468
NII Holdings, Inc.	*	14,994	449,520
NTELOS Holdings Corp.		3,103	54,799
SBA Communications Corp., Class A	*†	10,772	291,167
Shenandoah Telecommunications Co.	†	2,133	38,287
Syniverse Holdings, Inc.	*	5,235	91,612
Telephone & Data Systems, Inc.		8,158	252,980
United States Cellular Corp.	*	1,375	53,721
USA Mobility, Inc.	†	2,924	37,661
			2,344,134
TOTAL COMMON STOCKS
(Cost $214,341,645)			213,866,201

RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡δ	4,683	—
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,744	1,012
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,807	—
TOTAL RIGHTS
(Cost $—)			1,012

WARRANTS—0.0%
Diversified Financial Services—0.0%
Equitex, Inc., Class A, Expires 02/07/2010	*‡δ	264	—
Equitex, Inc., Class B, Expires 02/07/2010	*‡δ	264	—
Pegasus Wireless Corp., Expires 12/31/2009	*‡δ	200	—
TOTAL WARRANTS
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.129%	12/17/2009	‡‡
(Cost $499,862)			$500,000	499,923

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
CASH EQUIVALENTS—28.7%
Institutional Money Market Funds—28.4%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		5,303,401	$5,303,401
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	28,997,356	28,997,356
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	9,000,000	9,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	9,000,000	9,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	5,000,000	5,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	5,000,000	5,000,000
			62,300,757

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.3%
General Electric Capital Corp., Series A
0.534%	10/26/2009	#††	$744,488	744,488
TOTAL CASH EQUIVALENTS
(Cost $63,045,245)				63,045,245
TOTAL INVESTMENTS—126.2%
(Cost $277,886,752)				277,412,381
Other assets less liabilities—(26.2%)				(57,666,540)
NET ASSETS—100.0%				$219,745,841

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
δ	Security has no market value at September 30, 2009.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—95.5%
Australia—7.8%
AGL Energy Ltd.		7,248	$87,246
Alumina Ltd.	*	43,731	69,895
Amcor Ltd.		20,553	99,049
AMP Ltd.		33,566	192,439
Aristocrat Leisure Ltd.		6,119	28,191
Arrow Energy Ltd.	*	8,204	30,852
Asciano Group	*	47,554	69,155
ASX Ltd.		2,784	86,255
Australia & New Zealand Banking Group Ltd.		39,854	853,704
AXA Asia Pacific Holdings Ltd.	†	16,374	62,849
Bendigo and Adelaide Bank Ltd.		5,094	42,161
BHP Billiton Ltd.		57,248	1,888,069
Billabong International Ltd.	†	3,672	38,786
BlueScope Steel Ltd.		31,699	81,577
Boral Ltd.	†	10,122	54,228
Brambles Ltd.		22,972	163,285
Caltex Australia Ltd.	*†	2,904	30,938
CFS Retail Property Trust REIT		29,651	52,353
Coca-Cola Amatil Ltd.		8,822	76,315
Cochlear Ltd.		961	56,519
Commonwealth Bank of Australia		25,735	1,169,049
Computershare Ltd.		7,579	74,390
Crown Ltd.		8,998	70,913
CSL Ltd.		10,117	298,138
CSR Ltd.		23,630	39,104
Dexus Property Group REIT		71,020	52,623
Energy Resources of Australia Ltd.		973	21,561
Fairfax Media Ltd.	†	34,271	51,656
Fortescue Metals Group Ltd.	*	21,130	70,702
Foster’s Group Ltd.		33,216	162,502
Goodman Fielder Ltd.		21,372	31,396
Goodman Group REIT		91,379	53,222
GPT Group REIT		142,647	85,786
Harvey Norman Holdings Ltd.		10,998	41,606
Incitec Pivot Ltd.		27,185	67,601
Insurance Australia Group Ltd.		34,419	114,417
Leighton Holdings Ltd.		2,521	80,046
Lend Lease Corp. Ltd.		6,844	63,743
Lion Nathan Ltd.	†	4,911	49,510
Macquarie Airports		9,138	22,813
Macquarie Group Ltd.	†	5,112	263,934
Macquarie Infrastructure Group		40,325	52,280
Metcash Ltd.		12,151	48,170
Mirvac Group REIT		44,236	65,061
National Australia Bank Ltd.		32,759	886,475
Newcrest Mining Ltd.		8,085	227,538
Nufarm Ltd.		2,693	26,808
OneSteel Ltd.		24,172	64,268
Orica Ltd.		6,229	128,712
Origin Energy Ltd.		14,621	210,038
OZ Minerals Ltd.	*	53,704	53,863
Paladin Energy Ltd.	*	8,157	32,217
Perpetual Ltd.		532	18,297
Qantas Airways Ltd.		18,484	46,432
QBE Insurance Group Ltd.		16,641	351,855
Rio Tinto Ltd.		7,467	388,064
Santos Ltd.		14,116	188,873
Sims Metal Management Ltd.		2,622	52,468
Sonic Healthcare Ltd.		6,206	77,592
SP AusNet		20,280	15,782
Stockland REIT		38,561	$138,023
Suncorp-Metway Ltd.		22,516	175,752
Tabcorp Holdings Ltd.		9,246	58,107
Tatts Group Ltd.		20,637	46,284
Telstra Corp. Ltd.		73,908	212,852
Toll Holdings Ltd.		10,485	78,638
Transurban Group		18,847	67,982
Wesfarmers Ltd.		16,525	385,103
Wesfarmers Ltd. (Price Protected Shares)		3,226	75,306
Westfield Group REIT		34,568	421,933
Westpac Banking Corp.		49,683	1,146,577
Woodside Petroleum Ltd.		8,382	384,528
Woolworths Ltd.		20,971	540,527
WorleyParsons Ltd.		2,605	67,947
			13,682,930
Austria—0.3%
Erste Group Bank AG		2,966	133,358
OMV AG		2,644	107,128
Raiffeisen International Bank Holding AG		930	61,042
Telekom Austria AG		5,295	95,731
Verbund—Oesterreichische Elektrizitaetswirtschafts AG, Class A		1,308	66,333
Vienna Insurance Group		618	35,428
Voestalpine AG		1,825	65,472
			564,492
Belgium—0.9%
Anheuser-Busch InBev NV		12,336	565,827
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	21
Belgacom SA	†	2,504	97,692
Colruyt SA	†	256	60,190
Delhaize Group SA		1,745	121,325
Dexia SA	*	8,587	79,639
Fortis	*	37,598	177,039
Groupe Bruxelles Lambert SA		1,399	129,644
Groupe Bruxelles Lambert SA STRIP VVPR	*	127	2
KBC Groep NV	*	2,606	131,763
Mobistar SA		449	31,117
Nationale A Portefeuille		620	33,818
Solvay SA		1,015	105,576
UCB SA	†	1,717	72,629
Umicore	†	1,995	59,948
			1,666,230
Bermuda—0.1%
Seadrill Ltd.	*†	4,479	93,770
China—0.0%
Foxconn International Holdings Ltd.	*	41,000	26,807
Cyprus—0.0%
Bank of Cyprus Public Co. Ltd.		9,449	72,366
Denmark—0.9%
A.P. Moller—Maersk A/S, Class A		9	60,560
A.P. Moller—Maersk A/S, Class B		18	124,631
Carlsberg A/S, Class B		1,803	131,169
Coloplast A/S, Class B		394	33,086
Danske Bank A/S	*	7,650	202,168
DSV A/S	*	2,883	51,674
H Lundbeck A/S		860	17,915

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Novo Nordisk A/S, Class B		7,660	$481,768
Novozymes A/S, Class B		839	79,302
Topdanmark A/S	*	241	36,552
TrygVesta A/S		350	26,870
Vestas Wind Systems A/S	*	3,417	249,075
William Demant Holding	*	358	26,710
			1,521,480
Finland—1.2%
Elisa Oyj		2,334	47,964
Fortum Oyj		7,642	196,368
Kesko Oyj, Class B	†	1,238	41,554
Kone Oyj, Class B		2,601	95,740
Metso Oyj		2,116	59,653
Neste Oil Oyj	†	2,068	38,272
Nokia Oyj		63,545	932,023
Nokian Renkaat Oyj		1,862	43,492
Orion Oyj, Class B		1,592	29,395
Outokumpu Oyj		2,272	42,907
Pohjola Bank plc		2,462	28,189
Rautaruukki Oyj	†	1,584	38,117
Sampo Oyj, Class A		7,245	182,885
Sanoma Oyj	†	1,909	42,197
Stora Enso Oyj, Class R	*†	9,940	69,403
UPM-Kymmene Oyj		9,029	108,588
Wartsila Oyj	†	1,429	57,351
			2,054,098
France—10.0%
Accor SA	†	2,409	134,458
Aeroports de Paris		565	50,942
Air France-KLM	*	2,488	45,381
Air Liquide SA		4,243	483,476
Alcatel-Lucent	*†	38,733	174,465
Alstom SA		3,453	252,869
Atos Origin SA	*	801	40,571
AXA SA		26,788	727,158
BioMerieux		244	26,893
BNP Paribas		14,276	1,145,679
Bouygues SA		3,840	196,211
Bureau Veritas SA		761	43,034
Cap Gemini SA	†	2,464	129,496
Carrefour SA		10,855	494,176
Casino Guichard Perrachon SA	†	967	77,185
Christian Dior SA		1,107	109,710
Cie de Saint-Gobain	†	6,194	323,666
Cie Generale de Geophysique-Veritas	*†	2,451	57,455
Cie Generale d’Optique Essilor International SA		3,372	192,549
CNP Assurances		676	69,002
Compagnie Generale des Etablissements Michelin, Class B		2,404	189,304
Credit Agricole SA	†	14,947	313,809
Danone SA		9,409	569,151
Dassault Systemes SA		1,254	70,066
EDF SA		3,977	236,730
Eiffage SA		649	41,468
Eramet	†	86	29,944
Eurazeo		426	27,960
Eutelsat Communications		1,555	47,402
Fonciere Des Regions REIT		417	48,640
France Telecom SA		31,264	833,714
GDF Suez		20,606	917,433
Gecina SA REIT	†	340	40,674
Hermes International	†	912	$134,942
ICADE REIT		336	36,026
Iliad SA		227	25,641
Imerys SA		526	30,230
Ipsen SA		445	24,426
JCDecaux SA	*†	1,530	33,124
Klepierre REIT		1,610	64,027
Lafarge SA	†	3,523	315,901
Lagardere SCA		2,073	96,868
Legrand SA		1,808	50,421
L’Oreal SA		4,103	408,645
LVMH Moet Hennessy Louis Vuitton SA		4,196	423,207
M6-Metropole Television		1,111	29,297
Natixis	*	15,994	96,913
Neopost SA	†	600	53,941
PagesJaunes Groupe	†	1,971	25,644
Pernod-Ricard SA	†	3,330	265,427
Peugeot SA	*	2,438	74,694
PPR		1,274	163,909
Publicis Groupe	†	1,942	78,281
Renault SA	*	3,199	150,290
Safran SA		3,027	56,892
Sanofi-Aventis SA		17,962	1,324,616
Schneider Electric SA		4,000	406,981
SCOR SE		2,746	75,216
Societe BIC SA		451	32,119
Societe Des Autoroutes Paris-Rhin-Rhone		414	31,583
Societe Generale		7,943	642,484
Societe Television Francaise 1		2,508	44,297
Sodexo		1,672	100,425
Suez Environnement Co.	†	4,703	107,738
Technip SA		1,700	108,941
Thales SA		1,497	74,435
Total SA		36,407	2,164,020
Unibail-Rodamco SE (Paris Exchange) REIT	†	1,367	284,683
Vallourec SA		929	158,124
Veolia Environnement	†	6,351	244,217
Vinci SA		7,238	411,044
Vivendi SA		20,016	622,061
			17,612,401
Germany—7.4%
Adidas AG	†	3,316	175,229
Allianz SE (Registered)		7,737	965,222
BASF SE		15,768	834,836
Bayer AG		13,056	903,706
Bayerische Motoren Werke AG	†	5,560	267,654
Beiersdorf AG	†	1,579	92,477
Celesio AG	†	1,532	42,216
Commerzbank AG	*†	12,321	155,852
Daimler AG (Registered)	†	15,411	773,138
Deutsche Bank AG (Registered)		9,974	761,894
Deutsche Boerse AG		3,269	266,676
Deutsche Lufthansa AG (Registered)		3,693	65,194
Deutsche Post AG (Registered)		14,210	264,733
Deutsche Postbank AG	*	1,429	50,433
Deutsche Telekom AG (Registered)		48,461	661,360
E.ON AG		32,438	1,372,944
Fraport AG Frankfurt Airport Services Worldwide		637	33,761
Fresenius Medical Care AG & Co. KGaA	†	3,303	164,286
Fresenius SE		494	24,243

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
GEA Group AG		2,680	$55,693
Hamburger Hafen und Logistik AG		293	13,181
Hannover Rueckversicherung AG (Registered)	*	958	43,904
Henkel AG & Co. KGaA		2,276	82,556
Hochtief AG		816	61,948
Infineon Technologies AG	*†	16,559	93,069
K+S AG		2,495	135,855
Linde AG		2,545	275,607
MAN SE		1,752	143,906
Merck KGaA		1,091	108,273
Metro AG	†	2,019	114,018
Muenchener Rueckversicherungs AG (Registered)		3,531	562,780
Puma AG Rudolf Dassler Sport		91	30,057
RWE AG		7,157	663,849
Salzgitter AG		639	61,026
SAP AG		14,663	711,014
Siemens AG (Registered)	†	14,044	1,293,177
Solarworld AG	†	1,548	37,269
Suedzucker AG		1,160	23,478
ThyssenKrupp AG		5,757	196,891
TUI AG	*†	2,403	24,648
United Internet AG (Registered)	*†	2,186	32,922
Volkswagen AG	†	1,516	249,327
Wacker Chemie AG		270	41,993
			12,932,295
Greece—0.6%
Alpha Bank AE	*	6,130	113,713
Coca Cola Hellenic Bottling Co. SA		2,905	77,931
EFG Eurobank Ergasias SA	*	5,290	83,731
Hellenic Petroleum SA		1,972	22,423
Hellenic Telecommunications Organization SA		4,058	67,292
Marfin Investment Group SA	*	10,995	47,538
National Bank of Greece SA	*	10,407	375,596
OPAP SA		3,602	93,120
Piraeus Bank SA	*	5,071	94,526
Public Power Corp. SA	*	2,009	44,822
Titan Cement Co. SA		891	30,886
			1,051,578
Hong Kong—2.3%
ASM Pacific Technology Ltd.		3,500	24,735
Bank of East Asia Ltd.	†	24,320	87,444
BOC Hong Kong Holdings Ltd.	†	64,000	139,768
Cathay Pacific Airways Ltd.	*	18,000	28,364
Cheung Kong Holdings Ltd.		24,000	303,417
Cheung Kong Infrastructure Holdings Ltd.	†	7,000	24,971
Chinese Estates Holdings Ltd.		15,000	25,259
CLP Holdings Ltd.		34,500	233,918
Esprit Holdings Ltd.		18,900	126,641
Genting Singapore plc	*	61,000	48,335
Hang Lung Group Ltd.		14,000	69,786
Hang Lung Properties Ltd.		34,000	124,481
Hang Seng Bank Ltd.		12,800	183,766
Henderson Land Development Co. Ltd.		18,000	117,892
Hong Kong & China Gas Co. Ltd.	†	67,600	$170,371
Hong Kong Aircraft Engineering Company Ltd.		1,200	14,298
Hong Kong Exchanges and Clearing Ltd.		17,500	315,726
Hongkong Electric Holdings Ltd.	†	24,000	131,505
Hopewell Holdings Ltd.		11,000	34,425
Hutchison Whampoa Ltd.		37,000	266,091
Hysan Development Co. Ltd.		10,000	24,949
Kerry Properties Ltd.		12,500	66,540
Li & Fung Ltd.		35,600	142,632
Lifestyle International Holdings Ltd.		11,000	16,596
Link (The) REIT	†	38,000	83,515
Mongolia Energy Co. Ltd.	*	56,000	19,748
MTR Corp.		24,000	83,169
New World Development Ltd.	†	42,600	91,252
Noble Group Ltd.		22,200	38,290
NWS Holdings Ltd.		13,000	25,080
Orient Overseas International Ltd.		3,700	18,823
PCCW Ltd.		54,000	14,024
Shangri-La Asia Ltd.	†	22,000	41,374
Sino Land Co. Ltd.		30,000	53,447
Sun Hung Kai Properties Ltd.		24,000	352,522
Swire Pacific Ltd., Class A		13,500	158,409
Television Broadcasts Ltd.		5,000	21,493
Wharf Holdings Ltd.		23,125	122,270
Wheelock & Co. Ltd.		14,000	45,748
Wing Hang Bank Ltd.		3,000	29,414
Yue Yuen Industrial Holdings Ltd.		11,000	30,413
			3,950,901
Ireland—0.5%
Anglo Irish Bank Corp. Ltd.	*‡δ	11,206	—
CRH plc (Dublin Exchange)		11,476	317,761
Elan Corp. plc	*	7,416	53,138
Experian plc		17,497	147,750
Julius Baer Holding AG (Registered)		3,520	176,546
Kerry Group plc, Class A		2,314	66,257
Shire plc		9,669	167,852
			929,304
Italy—3.5%
A2A SpA	†	17,876	35,200
ACEA SpA		1,141	14,971
Alleanza Assicurazioni SpA		7,474	67,563
Assicurazioni Generali SpA	†	18,105	497,075
Atlantia SpA		4,353	105,611
Autogrill SpA	*†	2,618	31,718
Banca Carige SpA		9,271	27,726
Banca Monte dei Paschi di Siena SpA	†	39,870	85,534
Banca Popolare di Milano Scarl		6,574	50,171
Banco Popolare SC	*	10,888	104,883
Enel SpA		112,502	715,580
ENI SpA	†	44,447	1,110,678
Exor SpA		1,270	23,572
Fiat SpA	*†	12,872	166,063
Finmeccanica SpA	†	7,024	124,420
Fondiaria-Sai SpA	†	1,454	30,639
Intesa Sanpaolo SpA	*	131,747	584,547
Intesa Sanpaolo SpA RSP		14,283	50,917

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Italcementi SpA		992	$15,325
Lottomatica SpA		894	20,052
Luxottica Group SpA	*†	1,959	50,666
Mediaset SpA	†	13,265	92,979
Mediobanca SpA		8,107	111,017
Mediolanum SpA	†	3,095	21,584
Parmalat SpA		27,037	74,886
Pirelli & C. SpA	*†	39,884	21,414
Prysmian SpA		1,905	35,833
Saipem SpA		4,586	138,509
Saras SpA	†	4,309	16,657
Snam Rete Gas SpA		26,020	126,706
Telecom Italia SpA		168,373	296,057
Telecom Italia SpA RSP		100,213	123,436
Terna Rete Elettrica Nazionale SpA		20,769	81,069
UniCredit SpA	*†	241,110	946,325
Unione di Banche Italiane ScpA	†	9,502	146,170
Unipol Gruppo Finanziario SpA	*†	10,948	16,656
			6,162,209
Japan—20.5%
77 Bank Ltd. (The)		5,000	28,444
ABC-Mart, Inc.		300	9,329
Acom Co. Ltd.	†	750	11,511
Advantest Corp.	†	2,800	77,292
Aeon Co. Ltd.		11,100	105,866
Aeon Credit Service Co. Ltd.	†	1,400	14,050
Aeon Mall Co. Ltd.		1,400	29,013
Aioi Insurance Co. Ltd.		9,000	45,719
Aisin Seiki Co. Ltd.		3,200	77,722
Ajinomoto Co., Inc.		11,000	110,170
Alfresa Holdings Corp.		400	16,300
All Nippon Airways Co. Ltd.		15,000	43,052
Amada Co. Ltd.		5,000	33,571
Aozora Bank Ltd.	*	11,000	15,905
Asahi Breweries Ltd.	†	6,500	118,708
Asahi Glass Co. Ltd.		17,000	137,017
Asahi Kasei Corp.		21,000	106,663
Asics Corp.	†	4,000	37,128
Astellas Pharma, Inc.		7,775	318,805
Bank of Kyoto Ltd. (The)		5,000	45,831
Bank of Yokohama Ltd. (The)		21,000	102,569
Benesse Holdings, Inc.		1,300	63,630
Bridgestone Corp.		10,200	182,423
Brother Industries Ltd.	†	3,800	45,461
Canon Marketing Japan, Inc.		900	15,879
Canon, Inc.		18,200	729,209
Casio Computer Co. Ltd.	†	4,500	36,724
Central Japan Railway Co.		26	187,023
Chiba Bank Ltd. (The)	†	12,000	74,067
Chubu Electric Power Co., Inc.		11,100	269,191
Chugai Pharmaceutical Co. Ltd.	†	3,800	78,459
Chugoku Bank Ltd. (The)		3,000	37,941
Chugoku Electric Power Co., Inc. (The)	†	4,500	98,882
Chuo Mitsui Trust Holdings, Inc.		16,000	59,030
Citizen Holdings Co. Ltd.		4,700	26,381
Coca-Cola West Holdings Co. Ltd.		1,200	23,429
Cosmo Oil Co. Ltd.	†	12,000	33,321
Credit Saison Co. Ltd.	†	2,400	28,057
Dai Nippon Printing Co. Ltd.		10,000	137,115
Daicel Chemical Industries Ltd.		5,000	$30,114
Daido Steel Co. Ltd.	†	4,000	14,474
Daihatsu Motor Co. Ltd.	†	3,000	30,563
Daiichi Sankyo Co. Ltd.		11,602	239,207
Daikin Industries Ltd.	†	4,100	146,882
Dainippon Sumitomo Pharma Co. Ltd.		3,000	32,651
Daito Trust Construction Co. Ltd.		1,400	61,034
Daiwa House Industry Co. Ltd.		9,000	94,103
Daiwa Securities Group, Inc.	†	27,000	138,707
Dena Co. Ltd.	†	5	13,788
Denki Kagaku Kogyo K.K.		8,000	32,845
Denso Corp.		8,200	240,482
Dentsu, Inc.	†	2,800	65,093
DIC Corp.		14,000	19,926
Dowa Holdings Co. Ltd.		5,000	30,123
East Japan Railway Co.		5,700	410,965
Eisai Co. Ltd.	†	4,400	165,221
Electric Power Development Co. Ltd.		2,340	74,083
Elpida Memory, Inc.	*	2,100	27,385
FamilyMart Co. Ltd.	†	900	28,939
Fanuc Ltd.		3,300	294,726
Fast Retailing Co. Ltd.		800	101,046
Fuji Electric Holdings Co. Ltd.	*†	7,000	12,896
Fuji Heavy Industries Ltd.	*†	11,000	42,618
FUJIFILM Holdings Corp.		8,200	244,864
Fujitsu Ltd.	†	31,000	202,197
Fukuoka Financial Group, Inc.		14,000	57,947
Furukawa Electric Co. Ltd.	†	10,000	40,461
GS Yuasa Corp.	†	6,000	54,677
Gunma Bank Ltd. (The)		6,000	32,919
Hachijuni Bank Ltd. (The)		6,000	33,314
Hakuhodo DY Holdings, Inc.		320	17,398
Hankyu Hanshin Holdings, Inc.	†	18,600	89,121
Hikari Tsushin, Inc.		500	10,900
Hino Motors Ltd.	*	5,000	18,937
Hirose Electric Co. Ltd.	†	530	59,619
Hiroshima Bank Ltd. (The)		10,000	41,241
Hisamitsu Pharmaceutical Co., Inc.	†	1,200	48,640
Hitachi Chemical Co. Ltd.		2,300	46,880
Hitachi Construction Machinery Co. Ltd.	†	2,000	42,769
Hitachi High-Technologies Corp.		1,100	22,944
Hitachi Ltd.	*	58,000	178,088
Hitachi Metals Ltd.		3,000	30,649
Hokkaido Electric Power Co., Inc.		3,000	62,336
Hokuhoku Financial Group, Inc.		19,000	44,299
Hokuriku Electric Power Co.		3,200	81,381
Honda Motor Co. Ltd.		28,200	856,427
HOYA Corp.		7,100	167,277
Ibiden Co. Ltd.		2,200	81,507
Idemitsu Kosan Co. Ltd.		400	32,941
IHI Corp.	*	21,000	42,476
INPEX Corp.		14	118,773
Isetan Mitsukoshi Holdings Ltd.	†	5,940	68,049
Isuzu Motors Ltd.	*†	18,000	37,971
Ito En Ltd.		800	14,832
ITOCHU Corp.		25,000	164,844
Itochu Techno-Solutions Corp.		300	9,218
Iyo Bank Ltd. (The)		4,000	36,015

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
J. Front Retailing Co. Ltd.	†	8,600	$51,628
Jafco Co. Ltd.		400	12,169
Japan Airlines Corp.	*	14,000	20,528
Japan Petroleum Exploration Co.		500	25,432
Japan Prime Realty Investment Corp. REIT		12	29,066
Japan Real Estate Investment Corp. REIT		7	57,143
Japan Retail Fund Investment Corp. REIT		6	32,433
Japan Steel Works Ltd. (The)	†	6,000	68,741
Japan Tobacco, Inc.		75	256,419
JFE Holdings, Inc.		8,400	287,241
JGC Corp.		4,000	81,382
Joyo Bank Ltd. (The)		11,000	53,927
JS Group Corp.		4,100	71,692
JSR Corp.	†	3,000	61,286
JTEKT Corp.		3,700	42,943
Jupiter Telecommunications Co. Ltd.		36	34,812
Kajima Corp.		14,000	35,898
Kamigumi Co. Ltd.		5,000	40,772
Kaneka Corp.		6,000	42,998
Kansai Electric Power Co., Inc. (The)	†	12,800	308,958
Kansai Paint Co. Ltd.		4,000	31,121
Kao Corp.		9,000	222,230
Kawasaki Heavy Industries Ltd.	†	23,000	58,269
Kawasaki Kisen Kaisha Ltd.	*	9,000	33,235
KDDI Corp.		49	275,676
Keihin Electric Express Railway Co. Ltd.	†	7,000	59,312
Keio Corp.	†	9,000	61,423
Keisei Electric Railway Co. Ltd.		4,000	26,544
Keyence Corp.		693	147,645
Kikkoman Corp.		3,000	37,295
Kinden Corp.		2,000	16,675
Kintetsu Corp.	†	28,000	108,351
Kirin Holdings Co. Ltd.		14,000	214,423
Kobe Steel Ltd.	*	46,000	80,013
Komatsu Ltd.		15,900	296,716
Konami Corp.	†	1,600	32,521
Konica Minolta Holdings, Inc.	†	8,000	75,500
Kubota Corp.	†	19,000	157,410
Kuraray Co. Ltd.		5,500	59,895
Kurita Water Industries Ltd.	†	1,800	64,437
Kyocera Corp.		2,800	258,651
Kyowa Hakko Kirin Co. Ltd.		5,000	63,175
Kyushu Electric Power Co., Inc.		6,400	144,986
Lawson, Inc.		1,100	51,064
Leopalace21 Corp.	†	2,400	19,212
Mabuchi Motor Co. Ltd.		400	20,325
Makita Corp.		2,100	66,367
Marubeni Corp.		29,000	145,653
Marui Group Co. Ltd.	†	4,000	28,509
Maruichi Steel Tube Ltd.	†	500	9,966
Matsui Securities Co. Ltd.	†	1,500	12,188
Mazda Motor Corp.	*†	15,000	33,496
McDonald’s Holdings Co. Japan Ltd.		1,000	20,015
Mediceo Paltac Holdings Co. Ltd.		2,100	29,502
MEIJI Holdings Co. Ltd.	*	1,102	46,760
Minebea Co. Ltd.		5,000	22,887
Mitsubishi Chemical Holdings Corp.		22,000	$91,152
Mitsubishi Corp.		23,200	466,606
Mitsubishi Electric Corp.	*	33,000	249,352
Mitsubishi Estate Co. Ltd.		20,000	312,876
Mitsubishi Gas Chemical Co., Inc.	†	7,000	37,930
Mitsubishi Heavy Industries Ltd.	†	51,000	192,490
Mitsubishi Logistics Corp.		2,000	24,127
Mitsubishi Materials Corp.	*	18,000	49,494
Mitsubishi Motors Corp.	*†	63,000	103,627
Mitsubishi Rayon Co. Ltd.		10,000	34,212
Mitsubishi Tanabe Pharma Corp.	†	4,000	53,214
Mitsubishi UFJ Financial Group, Inc.		158,940	849,398
Mitsubishi UFJ Lease & Finance Co. Ltd.	†	920	27,585
Mitsui & Co. Ltd.		30,000	390,291
Mitsui Chemicals, Inc.	†	10,000	35,495
Mitsui Engineering & Shipbuilding Co. Ltd.		12,000	31,040
Mitsui Fudosan Co. Ltd.	†	14,000	235,738
Mitsui Mining & Smelting Co. Ltd.	*	12,000	30,636
Mitsui OSK Lines Ltd.	†	19,000	112,044
Mitsui Sumitomo Insurance Group Holdings, Inc.	†	7,100	194,496
Mitsumi Electric Co. Ltd.	†	1,700	36,526
Mizuho Financial Group, Inc.		215,300	424,037
Mizuho Securities Co. Ltd.	†	9,000	32,626
Mizuho Trust & Banking Co. Ltd.	*	24,000	25,303
Murata Manufacturing Co. Ltd.	†	3,600	169,976
Namco Bandai Holdings, Inc.	†	4,150	42,396
NEC Corp.	*†	31,000	97,005
NGK Insulators Ltd.		4,000	92,289
NGK Spark Plug Co. Ltd.		3,000	38,216
NHK Spring Co. Ltd.	†	2,000	16,466
Nidec Corp.		1,800	145,721
Nikon Corp.	†	6,000	109,281
Nintendo Co. Ltd.		1,700	433,518
Nippon Building Fund, Inc. REIT		9	80,120
Nippon Electric Glass Co. Ltd.		6,500	59,152
Nippon Express Co. Ltd.		14,000	56,826
Nippon Meat Packers, Inc.	†	3,000	38,415
Nippon Mining Holdings, Inc.		16,000	78,407
Nippon Oil Corp.		21,000	117,507
Nippon Paper Group, Inc.	†	1,500	43,165
Nippon Sheet Glass Co. Ltd.	†	11,000	36,596
Nippon Steel Corp.		86,000	313,068
Nippon Telegraph & Telephone Corp.		8,900	410,751
Nippon Yusen K.K.		18,000	69,320
Nipponkoa Insurance Co. Ltd.	†	11,000	68,623
Nishi-Nippon City Bank Ltd. (The)		11,000	27,701
Nissan Chemical Industries Ltd.		2,000	28,736
Nissan Motor Co. Ltd.	*	41,700	281,010
Nissay Dowa General Insurance Co. Ltd.		2,000	10,198
Nisshin Seifun Group, Inc.		3,200	44,641
Nisshin Steel Co. Ltd.	†	15,000	26,599
Nisshinbo Industries, Inc.		2,000	21,213
Nissin Food Products Co. Ltd.		1,500	57,517

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nitori Co. Ltd.	†	600	$51,050
Nitto Denko Corp.		2,800	85,557
NOK Corp.		2,000	29,695
Nomura Holdings, Inc.	†	42,800	262,358
Nomura Real Estate Holdings, Inc.	†	1,700	27,499
Nomura Real Estate Office Fund, Inc. REIT		5	33,148
Nomura Research Institute Ltd.		1,650	39,194
NSK Ltd.		7,000	43,259
NTN Corp.	†	9,000	37,236
NTT Data Corp.		23	73,443
NTT DoCoMo, Inc.		263	418,901
NTT Urban Development Corp.	†	24	21,985
Obayashi Corp.		11,000	48,249
Obic Co. Ltd.		100	16,876
Odakyu Electric Railway Co. Ltd.	†	11,000	99,304
OJI Paper Co. Ltd.	†	15,000	67,523
Olympus Corp.	†	4,000	105,578
Omron Corp.		3,400	63,883
Ono Pharmaceutical Co. Ltd.		1,500	77,911
Onward Holdings Co. Ltd.	†	2,000	14,839
Oracle Corp. Japan	†	600	26,700
Oriental Land Co. Ltd.	†	800	56,286
ORIX Corp.	†	1,820	110,542
Osaka Gas Co. Ltd.		33,000	115,557
OSAKA Titanium Technologies Co.	†	200	5,709
Otsuka Corp.		200	11,942
Panasonic Corp.	†	34,000	497,558
Panasonic Electric Works Co. Ltd.		7,000	83,488
Promise Co. Ltd.	*†	1,060	5,761
Rakuten, Inc.		122	81,212
Resona Holdings, Inc.		8,900	114,064
Ricoh Co. Ltd.		12,000	174,293
Rinnai Corp.		600	28,267
Rohm Co. Ltd.		1,700	118,441
Sankyo Co. Ltd.		900	56,178
Santen Pharmaceutical Co. Ltd.		1,100	40,389
Sanyo Electric Co. Ltd.	*†	29,000	68,586
Sapporo Hokuyo Holdings, Inc.		4,000	14,160
Sapporo Holdings Ltd.		4,000	20,353
SBI Holdings, Inc.	†	295	58,111
Secom Co. Ltd.		3,500	175,820
Sega Sammy Holdings, Inc.	†	2,848	36,922
Seiko Epson Corp.		2,400	35,859
Sekisui Chemical Co. Ltd.		8,000	46,384
Sekisui House Ltd.		9,000	81,025
Seven & I Holdings Co. Ltd.	†	12,940	308,841
Seven Bank Ltd.	†	9	22,249
Sharp Corp.	†	17,000	188,617
Shikoku Electric Power Co., Inc.	†	3,200	97,584
Shimadzu Corp.		4,000	28,889
Shimamura Co. Ltd.		400	39,212
Shimano, Inc.	†	1,200	51,611
Shimizu Corp.		10,000	39,345
Shin-Etsu Chemical Co. Ltd.		6,900	423,303
Shinko Electric Industries Co. Ltd.		800	14,186
Shinsei Bank Ltd.	*†	16,000	24,428
Shionogi & Co. Ltd.	†	5,000	118,277
Shiseido Co. Ltd.	†	6,000	104,477
Shizuoka Bank Ltd. (The)		10,000	$105,234
Showa Denko K.K.	†	22,000	44,647
Showa Shell Sekiyu K.K.		2,900	31,624
SMC Corp.	†	900	110,254
Softbank Corp.		12,700	278,367
Sojitz Corp.	†	21,200	40,193
Sompo Japan Insurance, Inc.		15,000	100,374
Sony Corp.	†	17,200	504,012
Sony Financial Holdings, Inc.		14	40,057
Square Enix Holdings Co. Ltd.		1,000	26,979
Stanley Electric Co. Ltd.		2,500	50,610
Sumco Corp.	†	1,900	43,019
Sumitomo Chemical Co. Ltd.		27,000	112,107
Sumitomo Corp.		18,900	193,909
Sumitomo Electric Industries Ltd.		12,600	164,527
Sumitomo Heavy Industries Ltd.	*	10,000	48,502
Sumitomo Metal Industries Ltd.	†	58,000	142,115
Sumitomo Metal Mining Co. Ltd.		9,000	147,007
Sumitomo Mitsui Financial Group, Inc.	†	15,500	537,266
Sumitomo Realty & Development Co. Ltd.	†	7,000	127,512
Sumitomo Rubber Industries Ltd.	†	3,000	28,255
Sumitomo Trust & Banking Co. Ltd. (The)	†	24,000	126,811
Suruga Bank Ltd.		4,000	37,748
Suzuken Co. Ltd.	†	1,260	43,450
Suzuki Motor Corp.	†	6,100	141,874
T&D Holdings, Inc.		3,900	105,102
Taiheiyo Cement Corp.	*†	15,000	19,962
Taisei Corp.		16,000	31,678
Taisho Pharmaceutical Co. Ltd.		2,300	46,455
Taiyo Nippon Sanso Corp.	†	6,000	71,199
Takashimaya Co. Ltd.		6,000	47,811
Takeda Pharmaceutical Co. Ltd.		12,820	533,264
TDK Corp.		2,000	115,230
Teijin Ltd.	†	16,000	49,718
Terumo Corp.		2,800	153,565
THK Co. Ltd.	†	2,100	41,037
Tobu Railway Co. Ltd.	†	13,000	79,342
Toho Co. Ltd.		1,800	30,378
Toho Gas Co. Ltd.		7,000	31,919
Tohoku Electric Power Co., Inc.		7,200	160,258
Tokio Marine Holdings, Inc.		12,400	357,280
Tokuyama Corp.		4,000	29,243
Tokyo Broadcasting System Holdings, Inc.		700	11,912
Tokyo Electric Power Co., Inc. (The)		20,800	544,976
Tokyo Electron Ltd.		3,000	190,767
Tokyo Gas Co. Ltd.		39,000	161,789
Tokyo Steel Manufacturing Co. Ltd.		1,300	15,902
Tokyo Tatemono Co. Ltd.		4,000	19,486
Tokyu Corp.	†	19,000	91,089
Tokyu Land Corp.		9,000	35,800
TonenGeneral Sekiyu K.K.		5,000	48,787
Toppan Printing Co. Ltd.	†	10,000	94,396
Toray Industries, Inc.	†	22,000	133,000
Toshiba Corp.	*	66,000	345,460
Tosoh Corp.	†	9,000	22,688
TOTO Ltd.	†	5,000	31,198
Toyo Seikan Kaisha Ltd.		2,500	47,865

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Toyo Suisan Kaisha Ltd.		2,000	$54,115
Toyoda Gosei Co. Ltd.		1,200	34,995
Toyota Boshoku Corp.	†	1,400	27,540
Toyota Industries Corp.		3,000	82,124
Toyota Motor Corp.		47,000	1,869,214
Toyota Tsusho Corp.		3,500	52,607
Trend Micro, Inc.		2,000	74,207
Tsumura & Co.		1,000	36,060
Ube Industries Ltd.		19,000	49,766
Unicharm Corp.		700	66,371
UNY Co. Ltd.		3,000	22,377
Ushio, Inc.	†	1,900	33,081
USS Co. Ltd.		350	20,818
West Japan Railway Co.	†	30	113,537
Yahoo! Japan Corp.	†	237	80,301
Yakult Honsha Co. Ltd.	†	1,900	50,694
Yamada Denki Co. Ltd.		1,510	101,875
Yamaguchi Financial Group, Inc.		4,000	41,392
Yamaha Corp.		2,700	31,848
Yamaha Motor Co. Ltd.	†	3,700	45,510
Yamato Holdings Co. Ltd.		7,000	114,863
Yamato Kogyo Co. Ltd.	†	700	19,609
Yamazaki Baking Co. Ltd.		2,000	27,076
Yaskawa Electric Corp.		5,000	35,958
Yokogawa Electric Corp.		3,400	30,046
			35,935,419
Luxembourg—0.5%
ArcelorMittal	†	14,683	547,488
Millicom International Cellular SA SDR	*	1,318	96,453
SES SA, Class A FDR		4,782	108,581
Tenaris SA		8,186	146,397
			898,919
Malta—0.0%
BGP Holdings plc	*‡δ	142,647	—
Mexico—0.0%
Fresnillo plc		2,612	32,327
Netherlands—4.3%
Aegon NV	*	26,075	222,971
Akzo Nobel NV	†	3,983	247,551
ASML Holding NV		7,336	216,495
Corio NV REIT		946	65,386
European Aeronautic Defence and Space Co. NV		6,871	154,880
Fugro NV CVA		1,178	68,233
Heineken Holding NV	†	1,878	77,142
Heineken NV		4,091	189,678
ING Groep NV CVA	*	33,540	602,307
James Hardie Industries NV CDI	*	6,561	45,422
Koninklijke Ahold NV		19,995	241,342
Koninklijke Boskalis Westminster NV		875	29,996
Koninklijke DSM NV		2,684	112,387
Koninklijke KPN NV		29,349	487,543
Koninklijke Philips Electronics NV		16,658	406,354
Qiagen NV	*†	3,155	66,851
Randstad Holding NV	*†	1,746	75,637
Reed Elsevier NV		12,525	142,237
Royal Dutch Shell plc, Class A		60,488	1,715,558
Royal Dutch Shell plc, Class B		46,010	1,278,110
SBM Offshore NV		2,403	$51,242
TNT NV		6,442	173,101
Unilever NV CVA		27,830	805,275
Wolters Kluwer NV	†	4,949	106,024
			7,581,722
New Zealand—0.1%
Auckland International Airport Ltd.		15,775	21,149
Contact Energy Ltd.	*	5,052	20,972
Fletcher Building Ltd.		10,277	61,748
Sky City Entertainment Group Ltd.		8,062	18,873
Telecom Corp of New Zealand Ltd.		31,396	60,241
			182,983
Norway—0.6%
DnB NOR ASA	*	12,688	147,732
Norsk Hydro ASA	*	11,436	76,447
Orkla ASA		13,374	126,188
Renewable Energy Corp. ASA	*†	5,950	52,445
StatoilHydro ASA		19,226	434,065
Telenor ASA	*	14,161	164,316
Yara International ASA		3,275	103,533
			1,104,726
Portugal—0.3%
Banco Comercial Portugues SA (Registered)		41,569	61,579
Banco Espirito Santo SA (Registered)		8,374	59,468
Brisa Auto-Estradas de Portugal SA	†	3,084	30,325
Cimpor Cimentos de Portugal SGPS SA		4,428	36,646
EDP—Energias de Portugal SA		31,876	146,120
Galp Energia SGPS SA, Class B	†	2,567	44,446
Jeronimo Martins SGPS SA		3,626	31,754
Portugal Telecom SGPS SA (Registered)		9,442	100,318
			510,656
Singapore—1.2%
Ascendas Real Estate Investment Trust REIT		20,786	28,369
CapitaLand Ltd.		42,500	111,439
CapitaMall Trust REIT		35,000	45,743
City Developments Ltd.		8,000	58,159
ComfortDelgro Corp. Ltd.		37,000	42,158
Cosco Corp. Singapore Ltd.		18,000	15,230
DBS Group Holdings Ltd.		29,500	276,896
Fraser and Neave Ltd.		15,000	42,038
Golden Agri-Resources Ltd.	*	119,320	36,132
Jardine Cycle & Carriage Ltd.		2,000	34,313
Keppel Corp. Ltd.		22,000	125,704
Neptune Orient Lines Ltd.		17,000	21,378
Olam International Ltd.		19,600	34,528
Oversea-Chinese Banking Corp. Ltd.		41,600	230,730
SembCorp Industries Ltd.		15,340	36,662
SembCorp Marine Ltd.		14,000	31,343
Singapore Airlines Ltd.		8,400	81,931
Singapore Exchange Ltd.		15,000	89,173
Singapore Press Holdings Ltd.		27,500	75,132
Singapore Technologies Engineering Ltd.		26,000	50,598

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Singapore Telecommunications Ltd.		133,159	$305,989
StarHub Ltd.		8,730	13,421
United Overseas Bank Ltd.		21,000	249,053
UOL Group Ltd.		13,000	31,576
Wilmar International Ltd.		21,000	93,546
			2,161,241
Spain—4.6%
Abertis Infraestructuras SA		4,693	106,775
Acciona SA		445	60,779
Acerinox SA	†	2,413	51,958
ACS Actividades de Construccion y Servicios SA		2,385	124,644
Banco Bilbao Vizcaya Argentaria SA		60,785	1,082,851
Banco de Sabadell SA		15,202	112,572
Banco de Valencia SA		3,209	30,153
Banco Popular Espanol SA	†	12,408	124,817
Banco Santander SA		137,000	2,213,153
Banco Santander SA (London Exchange)		2,057	33,403
Bankinter SA	†	4,500	56,907
Cintra Concesiones de Infraestructuras de Transporte SA		3,122	36,451
Criteria Caixacorp SA		13,561	69,836
EDP Renovaveis SA	*	3,747	41,269
Enagas		3,155	66,092
Fomento de Construcciones y Contratas SA		687	32,233
Gamesa Corp. Tecnologica SA	†	3,097	69,684
Gas Natural SDG SA		3,594	79,707
Gestevision Telecinco SA		2,112	26,719
Grifols SA	†	2,031	38,777
Grupo Ferrovial SA	†	1,190	57,090
Iberdrola Renovables SA		13,627	67,225
Iberdrola SA		62,878	618,582
Iberia Lineas Aereas de Espana	*	9,947	31,049
Inditex SA	†	3,636	209,083
Indra Sistemas SA		1,576	39,365
Mapfre SA	†	13,081	58,672
Red Electrica Corp. SA	†	1,889	96,860
Repsol YPF SA		12,282	334,336
Sacyr Vallehermoso SA		1,480	28,082
Telefonica SA		72,231	1,998,415
Zardoya Otis SA		2,117	46,010
			8,043,549
Sweden—2.4%
Alfa Laval AB	†	5,944	69,847
Assa Abloy AB, Class B		5,445	88,523
Atlas Copco AB, Class A	†	11,324	145,988
Atlas Copco AB, Class B		6,758	77,166
Electrolux AB, Series B	*	4,438	101,589
Getinge AB, Class B		3,096	52,035
Hennes & Mauritz AB, Class B	†	8,747	491,655
Holmen AB, Class B		741	20,460
Husqvarna AB, Class B	*	6,308	43,947
Investor AB, Class B		7,869	144,064
Lundin Petroleum AB	*	3,800	30,888
Nordea Bank AB	†	55,129	557,289
Sandvik AB		16,975	187,391
Scania AB, Class B		5,968	74,134
Securitas AB, Class B		5,360	51,732
Skandinaviska Enskilda Banken AB, Class A	*	25,571	$173,207
Skanska AB, Class B	†	6,725	98,788
SKF AB, Class B		6,728	105,820
SSAB AB, Class A	†	3,099	48,191
SSAB AB, Class B		1,278	18,135
Svenska Cellulosa AB, Class B		9,522	129,353
Svenska Handelsbanken AB, Class A		8,229	210,657
Swedbank AB, Class A	*†	5,327	51,095
Swedish Match AB		4,102	82,625
Tele2 AB, Class B		5,203	69,228
Telefonaktiebolaget LM Ericsson, Class B		50,732	510,662
TeliaSonera AB	†	37,710	248,104
Volvo AB, Class A		7,530	67,724
Volvo AB, Class B		18,765	174,023
			4,124,320
Switzerland—7.6%
ABB Ltd. (Registered)	*	37,596	755,994
Actelion Ltd. (Registered)	*	1,691	105,126
Adecco SA (Registered)	†	2,140	113,969
Aryzta AG	*	1,296	52,858
Baloise Holding AG (Registered)		806	77,214
BKW FMB Energie AG		225	19,551
Compagnie Financiere Richemont SA (A Bearer Shares)		8,768	248,214
Credit Suisse Group AG (Registered)		19,215	1,069,081
Geberit AG (Registered)	†	710	109,293
Givaudan SA (Registered)		133	99,794
Holcim Ltd. (Registered)	*	4,238	291,403
Kuehne + Nagel International AG (Registered)		871	75,866
Lindt & Spruengli AG (Participation Certificate)		17	41,311
Lindt & Spruengli AG (Registered)	†	2	55,627
Logitech International SA (Registered)	*†	2,953	53,940
Lonza Group AG (Registered)	†	741	80,877
Nestle SA (Registered)		62,045	2,648,742
Nobel Biocare Holding AG (Registered)	†	2,035	67,384
Novartis AG (Registered)		36,080	1,812,327
Pargesa Holding SA (Bearer)		467	40,422
Roche Holding AG (Genusschein)		11,983	1,937,516
Schindler Holding AG (Participation Certificates)		842	57,901
Schindler Holding AG (Registered)		317	22,383
SGS SA (Registered)		84	113,221
Sonova Holding AG (Registered)		891	90,153
STMicroelectronics NV		11,906	112,586
Straumann Holding AG (Registered)		152	39,448
Swatch Group AG (The) (Bearer)		535	126,340
Swatch Group AG (The) (Registered)		698	31,806
Swiss Life Holding AG (Registered)	*	529	62,843
Swiss Reinsurance Co. Ltd. (Registered)		5,801	263,031

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Swisscom AG (Registered)		416	$148,986
Syngenta AG (Registered)		1,660	381,477
UBS AG (Registered)	*	59,912	1,098,481
Xstrata plc	*	32,630	481,214
Zurich Financial Services AG (Registered)		2,500	596,115
			13,382,494
United Kingdom—17.8%
3i Group plc		15,570	71,945
Admiral Group plc		2,865	53,059
AMEC plc		5,303	64,233
Anglo American plc	*	22,494	717,792
Antofagasta plc		6,876	83,639
Associated British Foods plc		5,701	77,335
AstraZeneca plc (London Exchange)		24,710	1,108,163
Autonomy Corp. plc	*	3,433	89,636
Aviva plc		44,587	320,532
BAE Systems plc		60,495	338,428
Balfour Beatty plc		8,544	44,117
Barclays plc	*	188,059	1,114,499
Berkeley Group Holdings plc	*	1,560	22,137
BG Group plc		57,330	999,203
BHP Billiton plc		37,682	1,031,972
BP plc		319,527	2,830,592
British Airways plc	*	10,357	36,634
British American Tobacco plc		34,081	1,070,593
British Land Co. plc REIT		14,784	112,556
British Sky Broadcasting Group plc		19,646	179,965
BT Group plc, Class A		130,083	271,105
Bunzl plc		6,330	64,350
Burberry Group plc		6,892	55,589
Cable & Wireless plc		41,185	94,689
Cadbury plc		22,885	293,755
Cairn Energy plc	*	2,327	104,006
Capita Group plc (The)		10,792	124,836
Carnival plc		2,625	90,074
Carphone Warehouse Group plc		9,216	28,292
Centrica plc		87,575	352,722
Cobham plc		19,426	68,147
Compass Group plc		31,270	191,543
Diageo plc		42,720	657,250
Drax Group plc		6,379	48,159
Eurasian Natural Resources Corp. plc		4,297	60,397
Firstgroup plc		8,231	54,538
Friends Provident Group plc		40,534	54,008
G4S plc		21,040	74,407
GlaxoSmithKline plc		88,505	1,745,043
Hammerson plc REIT		11,851	74,788
Home Retail Group plc		15,769	68,684
HSBC Holdings plc (London Exchange)		293,333	3,358,806
ICAP plc		8,924	60,487
Imperial Tobacco Group plc		17,389	503,762
Intercontinental Hotels Group plc		4,710	61,120
International Power plc		25,613	118,494
Invensys plc		15,349	71,656
Investec plc		7,041	51,692
J. Sainsbury plc		19,763	102,858
Johnson Matthey plc		3,559	79,312
Kazakhmys plc		3,673	62,945
Kingfisher plc		40,831	$139,254
Ladbrokes plc		10,175	30,529
Land Securities Group plc REIT		13,086	131,023
Legal & General Group plc		101,525	143,185
Liberty International plc REIT		7,964	61,231
Lloyds Banking Group plc	*	278,872	463,158
London Stock Exchange Group plc		2,311	31,724
Lonmin plc	*	2,625	70,291
Man Group plc		29,579	157,086
Marks & Spencer Group plc		26,588	154,169
National Grid plc		41,595	402,546
Next plc		3,435	98,573
Old Mutual plc		91,265	146,268
Pearson plc		13,628	168,380
Petrofac Ltd.		2,816	44,566
Prudential plc		42,783	412,335
Randgold Resources Ltd.		1,429	99,808
Reckitt Benckiser Group plc		10,323	505,389
Reed Elsevier plc		20,941	157,383
Rexam plc		15,419	64,542
Rio Tinto plc		23,400	994,668
Rolls-Royce Group plc	*	31,134	234,932
Royal Bank of Scotland Group plc	*	290,588	246,085
RSA Insurance Group plc		57,738	123,738
SABMiller plc		15,506	374,671
Sage Group plc (The)		23,751	88,832
Schroders plc		2,678	46,870
Scottish & Southern Energy plc		15,429	290,010
Segro plc REIT		12,863	75,768
Serco Group plc		8,075	65,307
Severn Trent plc		4,129	64,175
Smith & Nephew plc		14,645	131,520
Smiths Group plc		6,367	90,687
Standard Chartered plc (London Exchange)		32,398	800,274
Standard Life plc		37,759	132,527
Tesco plc		134,335	859,966
Thomas Cook Group plc		7,285	27,110
Tomkins plc		13,877	41,738
TUI Travel plc		9,107	37,103
Tullow Oil plc		13,426	242,918
Unilever plc		21,945	627,053
United Utilities Group plc		10,919	79,838
Vedanta Resources plc		2,400	73,044
Vodafone Group plc		895,112	2,010,818
Whitbread plc		2,750	53,599
Wm Morrison Supermarkets plc		36,318	161,442
Wolseley plc	*	4,923	119,044
WPP plc		21,112	181,581
			31,171,302
United States—0.1%
Synthes, Inc.		987	119,017
TOTAL COMMON STOCKS
(Cost $183,760,209)			167,569,536

PREFERRED STOCKS—0.4%
Germany—0.4%
Bayerische Motoren Werke AG		922	30,640
Fresenius SE		1,300	75,917
Henkel AG & Co. KGaA	†	3,090	132,860
Porsche Automobil Holding SE		1,500	117,749

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
PREFERRED STOCKS—(Continued)
RWE AG		629	$51,720
Volkswagen AG		1,817	210,878
TOTAL PREFERRED STOCKS
(Cost $616,846)			619,764

RIGHTS—0.0%
Belgium—0.0%
Fortis, Expires 07/01/2014	*‡δ	34,845	—
France—0.0%
BNP Paribas, Expires 10/13/2009, Strike EUR 40.00	*	14,276	30,918
Hong Kong—0.0%
Genting Singapore plc, Expires 10/12/2009, Strike SGD 0.80	*	12,200	2,728
Sweden—0.0%
Swedbank AB, Expires 10/06/2009, Strike SEK 39.00	*	5,327	10,507
TOTAL RIGHTS
(Cost $26,741)			44,153

WARRANTS—0.0%
Italy—0.0%
Mediobanca SpA, Expires 03/18/2011, Strike EUR 9.00	*‡
(Cost $—)		7,721	766

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
0.121%	12/17/2009
(Cost $529,863)		‡‡	$530,000	529,919

		Shares	Value
CASH EQUIVALENTS—15.9%
Institutional Money Market Funds—15.6%
Fidelity Institutional Money Market: Money Market Portfolio —Institutional Class		5,497,933	5,497,933
Fidelity Institutional Money Market: Money Market Portfolio —Institutional Class	††	8,910,573	8,910,573
Fidelity Institutional Money Market: Prime Money Market Portfolio —Institutional Class	††	5,000,000	$5,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	4,000,000	4,000,000
Wells Fargo Advantage Cash Investment Money Market Fund —Select Class	††	2,000,000	2,000,000
Wells Fargo Advantage Heritage Money Market Fund —Select Class	††	2,000,000	2,000,000

			27,408,506

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.3%
General Electric Capital Corp., Series A
0.534%	10/26/2009	#††	$411,950	411,950
TOTAL CASH EQUIVALENTS
(Cost $27,820,456)				27,820,456
TOTAL INVESTMENTS—112.1%
(Cost $212,754,115)				196,584,594
Other assets less liabilities—(12.1%)				(21,161,634)
NET ASSETS—100.0%				$175,422,960

Legend to the Schedule of Investments:
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
EUR	European Monetary Unit
FDR	Fiduciary Depositary Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
SEK	Swedish Krona
SGD	Singapore Dollar
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
δ	Security has no market value at September 30, 2009.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	14.2%
Oil, Gas & Consumable Fuels	7.3%
Pharmaceuticals	6.6%
Metals & Mining	5.1%
Insurance	4.6%
Diversified Telecommunication Services	3.9%
Electric Utilities	3.5%
Food Products	3.4%
Automobiles	2.9%
Chemicals	2.8%
Capital Markets	2.5%
Food & Staples Retailing	2.2%
Machinery	2.0%
Wireless Telecommunication Services	1.8%
Beverages	1.7%
Multi-Utilities	1.7%
Real Estate Management & Development	1.6%
Industrial Conglomerates	1.5%
Electrical Equipment	1.5%
Media	1.4%
Real Estate Investment Trusts (REITs)	1.3%
Electronic Equipment, Instruments & Components	1.1%
Diversified Financial Services	1.1%
Tobacco	1.1%
Household Durables	1.0%
Trading Companies & Distributors	1.0%
Communications Equipment	0.9%
Road & Rail	0.9%
Software	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Construction & Engineering	0.8%
Specialty Retail	0.8%
Hotels, Restaurants & Leisure	0.7%
Construction Materials	0.7%
Health Care Equipment & Supplies	0.6%
Aerospace & Defense	0.6%
Office Electronics	0.6%
Auto Components	0.6%
Building Products	0.5%
Semiconductors & Semiconductor Equipment	0.5%
Household Products	0.5%
Energy Equipment & Services	0.5%
Commercial Services & Supplies	0.5%
Gas Utilities	0.4%
Computers & Peripherals	0.4%
Multiline Retail	0.4%
Transportation Infrastructure	0.4%
Air Freight & Logistics	0.4%
Professional Services	0.4%
Personal Products	0.3%
Marine	0.3%
Biotechnology	0.3%
Paper & Forest Products	0.3%
IT Services	0.2%
Airlines	0.2%
Health Care Providers & Services	0.2%
Independent Power Producers & Energy Traders	0.2%
Leisure Equipment & Products	0.2%
Containers & Packaging	0.1%
Distributors	0.1%
Consumer Finance	0.1%
Internet & Catalog Retail	0.1%
Life Sciences Tools & Services	0.1%
Internet Software & Services	0.1%
Water Utilities	0.0%
Diversified Consumer Services	0.0%
95.5%
PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.1%
Health Care Equipment & Supplies	0.1%
Multi-Utilities	0.0%
0.4%
RIGHTS
Commercial Banks	0.0%
Hotels, Restaurants & Leisure	0.0%
Insurance	0.0%
0.0%
WARRANTS
Capital Markets	0.0%
TOTAL COMMON STOCKS/PREFERRED STOCKS/RIGHTS/WARRANTS	95.9%

CASH EQUIVALENTS
Institutional Money Market Funds	15.6%
Medium Term Notes	0.3%
15.9%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.3%
TOTAL CASH EQUIVALENTS/ U.S. TREASURY OBLIGATIONS	16.2%

TOTAL INVESTMENTS	112.1%
Other assets less liabilities	(12.1)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio Savings
Oriented Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,668,353	$36,720,215
Vantagepoint Diversified Assets Fund	2,838,869	28,076,413
Vantagepoint Equity Income Fund	4,208,400	31,226,327
Vantagepoint Growth & Income Fund	3,785,891	30,362,843
Vantagepoint Inflation Protected Securities Fund	2,398,541	25,448,523
Vantagepoint International Fund	1,771,698	15,413,775
Vantagepoint Low Duration Bond Fund	12,161,093	120,638,038
		287,886,134
TOTAL INVESTMENTS—100.0%
(Cost $295,890,942)		287,886,134
Other assets less liabilities—(0.0%)		(50,631)
NET ASSETS—100.0%		$287,835,503

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio Conservative
Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,727,772	$15,619,063
Vantagepoint Core Bond Index Fund Class I	10,220,659	102,308,801
Vantagepoint Diversified Assets Fund	5,051,041	49,954,794
Vantagepoint Equity Income Fund	7,611,057	56,474,040
Vantagepoint Growth & Income Fund	5,694,494	45,669,844
Vantagepoint Growth Fund	4,237,952	30,725,151
Vantagepoint Inflation Protected Securities Fund	3,065,936	32,529,582
Vantagepoint International Fund	4,715,871	41,028,081
Vantagepoint Low Duration Bond Fund	11,558,176	114,657,107
Vantagepoint Select Value Fund	1,979,437	15,360,430
		504,326,893
TOTAL INVESTMENTS—100.0%
(Cost $524,411,899)		504,326,893
Other assets less liabilities—(0.0%)		(72,773)
NET ASSETS—100.0%		$504,254,120

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio Traditional
Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	8,287,487	$74,918,886
Vantagepoint Core Bond Index Fund Class I	22,333,344	223,556,769
Vantagepoint Discovery Fund	5,566,433	40,523,634
Vantagepoint Diversified Assets Fund	12,516,292	123,786,126
Vantagepoint Equity Income Fund	21,521,905	159,692,532
Vantagepoint Growth & Income Fund	19,398,213	155,573,671
Vantagepoint Growth Fund	17,830,823	129,273,463
Vantagepoint Inflation Protected Securities Fund	4,697,080	49,836,020
Vantagepoint International Fund	18,184,171	158,202,287
Vantagepoint Low Duration Bond Fund	9,936,674	98,571,803
Vantagepoint Select Value Fund	9,387,173	72,844,461
		1,286,779,652
TOTAL INVESTMENTS—100.0%
(Cost $1,361,108,277)		1,286,779,652
Other assets less liabilities—(0.0%)		(137,047)
NET ASSETS—100.0%		$1,286,642,605

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio Long-Term
Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	14,823,115	$134,000,957
Vantagepoint Core Bond Index Fund Class I	22,347,277	223,696,243
Vantagepoint Discovery Fund	9,711,988	70,703,275
Vantagepoint Diversified Assets Fund	15,038,254	148,728,336
Vantagepoint Equity Income Fund	27,152,493	201,471,495
Vantagepoint Growth & Income Fund	24,729,322	198,329,161
Vantagepoint Growth Fund	24,204,504	175,482,651
Vantagepoint International Fund	28,385,369	246,952,707
Vantagepoint Select Value Fund	16,925,002	131,338,015
		1,530,702,840
TOTAL INVESTMENTS—100.0%
(Cost $1,662,479,215)		1,530,702,840
Other assets less liabilities—(0.0%)		(149,493)
NET ASSETS—100.0%		$1,530,553,347

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint Model
Portfolio All-Equity
Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,767,267	$52,136,094
Vantagepoint Discovery Fund	6,784,778	49,393,185
Vantagepoint Equity Income Fund	13,299,758	98,684,208
Vantagepoint Growth & Income Fund	11,609,493	93,108,138
Vantagepoint Growth Fund	12,834,914	93,053,126
Vantagepoint International Fund	12,599,920	109,619,302
Vantagepoint Select Value Fund	6,715,722	52,114,005
		548,108,058
TOTAL INVESTMENTS—100.0%
(Cost $662,719,214)		548,108,058
Other assets less liabilities—(0.0%)		(66,654)
NET ASSETS—100.0%		$548,041,404

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Milestone Retirement
Income Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	681,724	$6,824,057
Vantagepoint Diversified Assets Fund	626,911	6,200,146
Vantagepoint Equity Income Fund	1,001,684	7,432,497
Vantagepoint Growth & Income Fund	925,145	7,419,659
Vantagepoint Inflation Protected Securities Fund	526,871	5,590,101
Vantagepoint International Fund	428,149	3,724,899
Vantagepoint Low Duration Bond Fund	2,498,753	24,787,634
		61,978,993
TOTAL INVESTMENTS—100.0%
(Cost $61,132,696)		61,978,993
Other assets less liabilities—(0.0%)		(21,392)
NET ASSETS—100.0%		$61,957,601

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Milestone 2010 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	936,409	$9,373,450
Vantagepoint Diversified Assets Fund	860,558	8,510,915
Vantagepoint Equity Income Fund	1,494,979	11,092,746
Vantagepoint Growth & Income Fund	1,251,778	10,039,262
Vantagepoint Growth Fund	164,683	1,193,955
Vantagepoint Inflation Protected Securities Fund	683,507	7,252,009
Vantagepoint International Fund	666,574	5,799,193
Vantagepoint Low Duration Bond Fund	3,129,833	31,047,942
Vantagepoint Mid/Small Company Index Fund Class I	71,711	854,796
		85,164,268
TOTAL INVESTMENTS—100.0%
(Cost $86,280,386)		85,164,268
Other assets less liabilities—(0.0%)		(23,319)
NET ASSETS—100.0%		$85,140,949

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Milestone 2015 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,154,547	$21,567,018
Vantagepoint Diversified Assets Fund	1,702,103	16,833,798
Vantagepoint Equity Income Fund	4,115,247	30,535,132
Vantagepoint Growth & Income Fund	2,320,351	18,609,218
Vantagepoint Growth Fund	1,687,726	12,236,014
Vantagepoint Inflation Protected Securities Fund	826,708	8,771,375
Vantagepoint International Fund	2,043,143	17,775,347
Vantagepoint Low Duration Bond Fund	3,388,989	33,618,771
Vantagepoint Mid/Small Company Index Fund Class I	810,826	9,665,051
		169,611,724
TOTAL INVESTMENTS—100.0%
(Cost $183,484,400)		169,611,724
Other assets less liabilities—(0.0%)		(28,414)
NET ASSETS—100.0%		$169,583,310

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Milestone 2020 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,244,206	$32,474,502
Vantagepoint Diversified Assets Fund	1,693,097	16,744,734
Vantagepoint Equity Income Fund	4,806,215	35,662,117
Vantagepoint Growth & Income Fund	2,354,311	18,881,576
Vantagepoint Growth Fund	1,893,252	13,726,075
Vantagepoint International Fund	2,378,012	20,688,701
Vantagepoint Low Duration Bond Fund	1,521,093	15,089,244
Vantagepoint Mid/Small Company Index Fund Class I	1,193,624	14,227,996
		167,494,945
TOTAL INVESTMENTS—100.0%
(Cost $181,504,902)		167,494,945
Other assets less liabilities—(0.0%)		(27,389)
NET ASSETS—100.0%		$167,467,556

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Milestone 2025 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,097,542	$20,996,400
Vantagepoint Diversified Assets Fund	1,316,535	13,020,535
Vantagepoint Equity Income Fund	3,991,752	29,618,797
Vantagepoint Growth & Income Fund	2,069,720	16,599,152
Vantagepoint Growth Fund	1,646,994	11,940,706
Vantagepoint International Fund	2,109,836	18,355,570
Vantagepoint Low Duration Bond Fund	524,907	5,207,075
Vantagepoint Mid/Small Company Index Fund Class I	1,204,182	14,353,855
		130,092,090
TOTAL INVESTMENTS—100.0%
(Cost $142,353,406)		130,092,090
Other assets less liabilities—(0.0%)		(24,400)
NET ASSETS—100.0%		$130,067,690

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Milestone 2030 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,421,426	$14,228,477
Vantagepoint Diversified Assets Fund	983,593	9,727,740
Vantagepoint Equity Income Fund	3,519,437	26,114,223
Vantagepoint Growth & Income Fund	1,895,445	15,201,467
Vantagepoint Growth Fund	1,518,164	11,006,686
Vantagepoint International Fund	1,962,299	17,071,998
Vantagepoint Mid/Small Company Index Fund Class I	1,233,410	14,702,245
		108,052,836
TOTAL INVESTMENTS—100.0%
(Cost $117,817,577)		108,052,836
Other assets less liabilities—(0.0%)		(22,949)
NET ASSETS—100.0%		$108,029,887

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Milestone 2035 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	756,559	$7,573,152
Vantagepoint Diversified Assets Fund	267,796	2,648,499
Vantagepoint Equity Income Fund	2,240,728	16,626,201
Vantagepoint Growth & Income Fund	1,200,116	9,624,927
Vantagepoint Growth Fund	1,018,325	7,382,858
Vantagepoint International Fund	1,291,076	11,232,365
Vantagepoint Mid/Small Company Index Fund Class I	919,200	10,956,868
		66,044,870
TOTAL INVESTMENTS—100.0%
(Cost $72,003,034)		66,044,870
Other assets less liabilities—(0.0%)		(20,401)
NET ASSETS—100.0%		$66,024,469

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Vantagepoint
Milestone 2040 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	769,539	$7,703,085
Vantagepoint Equity Income Fund	2,665,382	19,777,138
Vantagepoint Growth & Income Fund	1,421,003	11,396,443
Vantagepoint Growth Fund	1,258,948	9,127,374
Vantagepoint International Fund	1,579,761	13,743,922
Vantagepoint Mid/Small Company Index Fund Class I	1,211,833	14,445,049
		76,193,011
TOTAL INVESTMENTS—100.0%
(Cost $80,386,757)		76,193,011
Other assets less liabilities—(0.0%)		(20,499)
NET ASSETS—100.0%		$76,172,512

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities that are traded on a national securities exchange (other than Nasdaq Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“Nasdaq”)) held by each fund normally will be valued at the last reported sale price on the exchange on which the security is primarily traded. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable. Nasdaq Global/Global Select and Capital Market securities traded primarily on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price normally will be the mean between the closing bid and closing offer reported on Nasdaq prior to the calculation of the NAV of a Fund. All equity securities not traded on a national securities exchange (“OTC Equities”) normally are valued at the last reported sale price in the over-the-counter market. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other service believed to be reliable. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days are valued at amortized cost. Prices for debt instruments normally will be obtained from a pricing service that may use methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Vantagepoint Board of Directors (“Board”) (“Valuation Procedures”). The valuation of certain foreign equity securities is described below.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current net asset values (“NAVs”) for purchase and/or redemption orders that day.

The Money Market Fund invests substantially all of its assets in the Institutional Class of Invesco Aim’s Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”). The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV for purchase or redemption orders placed that day.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign securities. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures.

ASC 820

The Company adopted Financial Accounting Standards Board’s Accounting Standards CodificationTM (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the period ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2009, in valuing each fund’s investment carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Corporate Obligations	$—	$224,754,821	$—	$224,754,821
U.S. Government Agency Obligations	—	29,801,414	—	29,801,414
U.S. Government Agency Mortgage-Backed Securities	—	33,642,795	—	33,642,795
U.S. Treasury Obligations	—	30,441,328	—	30,441,328
Municipal Obligations	—	7,024,503	—	7,024,503
Sovereign Debt Obligations	—	5,536,665	—	5,536,665
Asset Backed Securities	—	99,554,569	—	99,554,569
Non-U.S. Government Mortgage-Backed Securities	—	11,423,193	—	11,423,193
Non-U.S. Government Agency Obligations	—	7,283,026	—	7,283,026
Cash Equivalents	70,053,421	—	—	70,053,421
Total investment securities, at value	$70,053,421	$449,462,314	$—	$519,515,735

Derivative Instruments:

Liabilities:
Futures	(104,932)	—	—	(104,932)
Forward Currency Contracts	—	(175,394)	—	(175,394)
Total Liabilities	(104,932)	(175,394)	—	(280,326)
Total Derivative Instruments	$(104,932)	$(175,394)	$—	$(280,326)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) — (Continued)

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Corporate Obligations	$—	$3,891,950	$—	$3,891,950
U.S. Government Agency Obligations	—	6,558,945	—	6,558,945
U.S. Treasury Obligations	—	283,110,083	—	283,110,083
Sovereign Debt Obligations	—	544,116	—	544,116
Asset Backed Securities	—	926,616	—	926,616
Cash Equivalents	93,383,878	—	—	93,383,878
Total investment securities, at value	$93,383,878	$295,031,710	$—	$388,415,588

Derivative Instruments:
Assets
Futures	9,568	—	—	9,568
Forward Currency Contracts	—	3,143	—	3,143
Written Options	—	217,129	—	217,129
Swap Agreements	—	634,484	—	634,484
Total Assets	$9,568	$854,756	$—	$864,324

Liabilities:
Futures	(41,491)	—	—	(41,491)
Forward Currency Contracts	—	(5,880)	—	(5,880)
Total Liabilities	(41,491)	(5,880)	—	(47,371)
Total Derivative Instruments	$(31,923)	$848,876	$—	$816,953

Asset Allocation Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$299,758,776	$—	$—	$299,758,776
U.S. Treasury Obligations	—	49,177,506	—	49,177,506
Commercial Paper	—	76,951,205	—	76,951,205
Cash Equivalents	46,027,836	—	—	46,027,836
Total investment securities, at value	$345,786,612	$126,128,711	$—	$471,915,323

Derivative Instruments:
Assets
Futures	1,418,417	—	—	1,418,417
Total Assets	$1,418,417	$—	$—	$1,418,417

Liabilities:
Futures	(75,187)	—	—	(75,187)
Total Liabilities	(75,187)	—	—	(75,187)
Total Derivative Instruments	$1,343,230	$—	$—	$1,343,230

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$1,315,281,991	$5,145,944	$—	$1,320,427,935
Convertible Debt Obligations	—	2,151,600	—	2,151,600
Cash Equivalents	250,866,417	—	—	250,866,417
Total investment securities, at value	$1,566,148,408	$7,297,544	$—	$1,573,445,952

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$922,517,253	$4,472,684	$—	$926,989,937
Cash Equivalents	123,766,353	—	—	123,766,353
Total investment securities, at value	$1,046,283,606	$4,472,684	$—	$1,050,756,290

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$1,645,107,994	$—	$—	$1,645,107,994
Cash Equivalents	188,661,362	—	—	188,661,362
Total investment securities, at value	$1,833,769,356	$—	$—	$1,833,769,356

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$264,387,750	$—	$—	$264,387,750
Cash Equivalents	54,668,600	—	—	54,668,600
Total investment securities, at value	$319,056,350	$—	$—	$319,056,350

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$881,405,589	$11,275,585	$—	$892,681,174
Corporate Obligations	—	352,720	—	352,720
Cash Equivalents	268,474,136	—	—	268,474,136
Total investment securities, at value	$1,149,879,725	$11,628,305	$—	$1,161,508,030

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) — (Continued)

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$78,202,172	$717,933	$—	$78,920,105
Convertible Preferred Stocks	—	716,775	—	716,775
Warrants	60,347	—	—	60,347
Corporate Obligations	—	27,042,657	—	27,042,657
U.S. Government Agency Obligations	—	18,545,253	—	18,545,253
U.S. Government Agency Mortgage-Backed Securities	—	10,012,823	—	10,012,823
U.S. Treasury Obligations	—	15,993,523	—	15,993,523
Municipal Obligations	—	779,261	—	779,261
Sovereign Debt Obligations	—	414,340	—	414,340
Asset Backed Securities	—	5,817,535	—	5,817,535
Non-U.S. Government Mortgage-Backed Securities	—	2,406,937	—	2,406,937
Non-U.S. Government Agency Obligations	—	917,278	—	917,278
Cash Equivalents	36,941,481	—	—	36,941,481
Total investment securities, at value	$115,204,000	$83,364,315	$—	$198,568,315

Derivative Instruments:
Assets
Futures	1,891,409	—	—	1,891,409
Total Assets	$1,891,409	$—	$—	$1,891,409

Liabilities:
Forward Currency Contracts	—	(15,907)	—	(15,907)
Total Liabilities	—	(15,907)	—	(15,907)
Total Derivative Instruments	$1,891,409	$(15,907)	$—	$1,875,502

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$100,186,775	$827,201,848	$—	$927,388,623
Preferred Stocks	—	5,059,386	—	5,059,386
Rights	—	351,126	—	351,126
Convertible Debt Obligations	—	92,580	—	92,580
Cash Equivalents	49,745,585	—	—	49,745,585
Total investment securities, at value	$149,932,360	$832,704,940	$—	$982,637,300

Derivative Instruments:
Assets
Forward Currency Contracts	—	26,132	—	26,132
Total Assets	$—	$26,132	$—	$26,132

Liabilities:
Forward Currency Contracts	—	(13,319)	—	(13,319)
Total Liabilities	—	(13,319)	—	(13,319)
Total Derivative Instruments	$—	$12,813	$—	$12,813

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) — (Continued)

Diversified Assets Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Corporate Obligations	$—	$125,211,836	$—	$125,211,836
U.S. Government Agency Obligations	—	97,251,465	—	97,251,465
U.S. Government Agency Mortgage-Backed Securities	—	17,199,113	—	17,199,113
U.S. Treasury Obligations	—	66,683,344	—	66,683,344
Municipal Obligations	—	7,490,863	—	7,490,863
Sovereign Debt Obligations	—	6,716,412	—	6,716,412
Asset Backed Securities	—	41,229,667	—	41,229,667
Non-U.S. Government Mortgage-Backed Securities	—	2,824,189	—	2,824,189
Non-U.S. Government Agency Obligations	—	2,454,653	—	2,454,653
Cash Equivalents	56,271,361	3,120,212	—	59,391,573
Total investment securities, at value	$56,271,361	$370,181,754	$—	$426,453,115

Derivative Instruments:
Assets
Futures	1,686,086	—	—	1,686,086
Forward Currency Contracts	—	2,372,800	—	2,372,800
Purchased Options	2,049,610	—	—	2,049,610
Total Assets	$3,735,696	$2,372,800	$—	$6,108,496

Liabilities:
Futures	(1,192,792)	—	—	(1,192,792)
Forward Currency Contracts	—	(857,665)	—	(857,665)
Total Liabilities	(1,192,792)	(857,665)	—	(2,050,457)
Total Derivative Instruments	$2,542,904	$1,515,135	$—	$4,058,039

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Corporate Obligations	$—	$206,315,082	$—	$206,315,082
U.S. Government Agency Obligations	—	92,574,651	—	92,574,651
U.S. Government Agency Mortgage-Backed Securities	—	395,735,038	—	395,735,038
U.S. Treasury Obligations	—	278,531,998	—	278,531,998
Municipal Obligations	—	2,379,100	—	2,379,100
Sovereign Debt Obligations	—	15,985,398	—	15,985,398
Asset Backed Securities	—	4,182,559	—	4,182,559
Non-U.S. Government Mortgage-Backed Securities	—	36,170,114	—	36,170,114
Non-U.S. Government Agency Obligations	—	12,949,630	—	12,949,630
Cash Equivalents	128,926,357	7,941,203	—	136,867,560
Total investment securities, at value	$128,926,357	$1,052,764,773	$—	$1,181,691,130

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) — (Continued)

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$331,753,527	$—	$—	$331,753,527
U.S. Treasury Obligations	—	244,963	—	244,963
Cash Equivalents	20,109,540	—	—	20,109,540
Total investment securities, at value	$351,863,067	$244,963	$—	$352,108,030

Derivative Instruments:
Assets
Futures	2,610	—	—	2,610
Total Assets	$2,610	$—	$—	$2,610
Total Derivative Instruments	$2,610	$—	$—	$2,610

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$456,304,969	$3,406	$—	$456,308,375
Rights	1,019	—	—	1,019
Warrants	—	—	—	—
U.S. Treasury Obligations	—	799,877	—	799,877
Cash Equivalents	54,825,475	744,488	—	55,569,963
Total investment securities, at value	$511,131,463	$1,547,771	$—	$512,679,234

Derivative Instruments:
Assets
Futures	240,266	—	—	240,266
Total Assets	$240,266	$—	$—	$240,266
Total Derivative Instruments	$240,266	$—	$—	$240,266

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$213,862,772	$3,429	$—	$213,866,201
Rights	1,012	—	—	1,012
Warrants	—	—	—	—
U.S. Treasury Obligations	—	499,923	—	499,923
Cash Equivalents	62,300,757	744,488	—	63,045,245
Total investment securities, at value	$276,164,541	$1,247,840	$—	$277,412,381

Derivative Instruments:
Assets
Futures	133,856	—	—	133,856
Total Assets	$133,856	$—	$—	$133,856
Total Derivative Instruments	$133,856	$—	$—	$133,856

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investment securities, at value:
Common Stocks	$—	$167,569,536	$—	$167,569,536
Preferred Stocks	—	619,764	—	619,764
Rights	—	44,153	—	44,153
Warrants	—	766	—	766
U.S. Treasury Obligations	—	529,919	—	529,919
Cash Equivalents	27,408,506	411,950	—	27,820,456
Total investment securities, at value	$27,408,506	$169,176,088	$—	$196,584,594

Derivative Instruments:
Assets
Futures	33,239	—	—	33,239
Forward Currency Contracts	—	65,965	—	65,965
Total Assets	$33,239	$65,965	$—	$99,204

Liabilities:
Futures	(51,683)	—	—	(51,683)
Forward Currency Contracts	—	(54,277)	—	(54,277)
Total Liabilities	(51,683)	(54,277)	—	(105,960)
Total Derivative Instruments	$(18,444)	$11,688	$—	$(6,756)

All investments in the Money Market Fund, Model Portfolios, and Milestone Funds are categorized as Level 1.

At September 30, 2009, the funds did not hold any investment with significant unobservable inputs (Level 3).

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets denominated in foreign currencies are translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded. If no sales are reported on a particular day, a pricing service normally will use the mean between the last bid and asked quotations. Non-exchange traded options normally will be priced using an option valuation model and will be provided by a pricing service.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) — (Continued)

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service.

Forward Currency Contracts

These contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e. interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures.

Investments in Derivative Instruments

Futures Contracts

Certain funds may enter into futures contracts to seek to manage or “hedge” against certain investment risks presented by a fund’s portfolio holdings or investment strategies, such as interest rate risk (which is the risk that interest rates will rise, causing bond prices to fall) or stock market risk (which is the risk that stock prices overall will decline over short or extended periods). Some funds also may use futures contracts to obtain investment exposure to an asset or asset class without purchasing or selling the assets directly.

A futures contract is an agreement between two parties to buy and sell a security, commodity, or index at a set price on a future date.

Upon entering into a futures contract, a fund is required to deposit an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures transactions and change in net unrealized appreciation (depreciation) on futures, respectively.

Risks of entering into futures contracts include: a fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts; there may be an imperfect correlation between the changes in market value of the securities or index underlying the futures or options on futures and the prices of futures and options on futures; trading restrictions or limitations may be imposed by an exchange; government regulations may restrict trading in futures contracts; and there may not always be a liquid secondary market for a futures contract, and, therefore, a fund may be unable to close out its futures contracts at a time that is advantageous. The amounts at risk under such futures contracts may exceed the amounts reflected in the financial statements.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

As of September 30, 2009, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Sold
8	CBT	U.S. 10 Year Treasury Note	December 2009	$946,625	$(17,966)
31	CBT	U.S. 2 Year Treasury Note	December 2009	6,726,031	(39,830)
27	CBT	U.S. 5 Year Treasury Note	December 2009	3,134,532	(47,136)
		Net Unrealized Depreciation on Futures Contracts			$(104,932)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
8	CBT	U.S. 10 Year Treasury Note	December 2009	$946,625	$(467)
13	CBT	U.S. 5 Year Treasury Note	December 2009	1,509,219	9,568
					$9,101
Sold
36	CBT	U.S. 2 Year Treasury Note	December 2009	$7,810,875	$(41,024)
		Net Unrealized Depreciation on Futures Contracts			$(31,923)

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
186	CME	S&P 500 Index	December 2009	$48,959,850	$331,038
654	CBT	U.S. 30 Year Treasury Bond	December 2009	79,379,250	1,087,379
					$1,418,417
Sold
172	CME	E-MINI S&P 500 Index	December 2009	$9,054,940	$(75,187)
		Net Unrealized Appreciation on Futures Contracts			$1,343,230

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
1,358	NYF	E-MINI Russell 2000 Index	December 2009	$81,887,400	$1,891,409
		Net Unrealized Appreciation on Futures Contracts			$1,891,409

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
4	EOE	Amsterdam Index	October 2009	$365,252	$(967)
209	SFE	Australian Government 10 Year Bond	December 2009	19,240,770	(162,479)
373	EOP	CAC 40 Index	October 2009	20,725,148	276,970
2	MSE	Canadian Government 10 Year Bond	December 2009	226,703	2,019
13	EUX	DAX Index	December 2009	2,698,728	20,107
131	CME	E-MINI S&P 500 Index	December 2009	6,896,495	(53,336)
1	EUX	Euro Bund	December 2009	178,353	795
124	LIF	FTSE 100 Index	December 2009	10,088,865	191,502
26	MIL	FTSE/MIB Index	December 2009	4,455,696	89,023
37	HKG	Hang Seng Index	October 2009	4,987,806	12,531
84	MFM	IBEX 35 Index	October 2009	14,415,607	249,493
4	MSE	S&P/TSX 60 Index	December 2009	506,683	5,266
92	LIF	UK Gilt Long Bond	December 2009	17,431,853	49,020
					$679,944
Sold
431	SGX	10 Year Mini-JGB	December 2009	$66,893,466	$(422,694)
84	EOE	Amsterdam Index	October 2009	7,670,295	(122,955)
7	EUX	DAX Index	December 2009	1,453,161	4,211
52	CME	E-MINI S&P 500 Index	December 2009	2,737,540	17,599
7	HKG	Hang Seng Index	October 2009	943,639	(8,897)
855	SSE	OMX Stockholm 30 Index	October 2009	10,976,712	255,107
17	MSE	S&P/TSX 60 Index	December 2009	2,153,402	(42,194)
109	SFE	SPI 200 Index	December 2009	11,411,764	(366,427)
155	TSE	TOPIX Index	December 2009	15,713,251	512,443
6	CBT	U.S. 10 Year Treasury Note	December 2009	709,969	(12,843)
					$(186,650)
		Net Unrealized Appreciation on Futures Contracts			$493,294

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
39	CME	E-MINI S&P 500 Index	December 2009	$2,053,155	$2,610
		Net Unrealized Appreciation on Futures Contracts			$2,610

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
24	NYF	E-MINI Russell 2000 Index	December 2009	$1,447,200	$43,074
145	CME	E-MINI S&P 500 Index	December 2009	7,633,525	197,192
		Net Unrealized Appreciation on Futures Contracts			$240,266

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
49	NYF	E-MINI Russell 2000 Index	December 2009	$2,954,700	$71,188
43	CME	E-MINI S&P MidCap 400	December 2009	2,963,560	62,668
		Net Unrealized Appreciation on Futures Contracts			$133,856

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
68	EUX	DJ Euro STOXX 50 Index	December 2009	$2,842,938	$9,976
21	LIF	FTSE 100 Index	December 2009	1,708,598	6,285
5	SFE	SPI 200 Index	December 2009	523,475	16,978
18	TSE	TOPIX Index	December 2009	1,824,765	(51,683)
		Net Unrealized Depreciation on Futures Contracts			$(18,444)

Forward Foreign Currency Exchange Contracts

Certain funds may enter into forward foreign currency exchange contracts to seek to manage or “hedge” against the currency risks to which a fund may be exposed in pursuing its investment objective(s). Currency risk is the risk that foreign currency values will decline in value relative to the U.S. dollar. This risk arises in connection with a fund’s investments in securities or other assets that are denominated in foreign currencies. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of any securities held by a fund and denominated in that currency. Certain funds may enter into forward foreign currency exchange contracts in order to gain investment exposure to a foreign currency.

A forward foreign currency exchange contract is a privately negotiated agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively.

Risks of entering into forward foreign currency exchange contracts include the possibility that foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The amount at risk for such forward

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

foreign currency exchange contracts may exceed the amount reflected in the financial statements. The use of over-the-counter forward foreign currency exchange contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

As of September 30, 2009, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2009	Net Unrealized Appreciation
Sale	EUR	USD	10/07/2009	$7,169,160	$7,344,554	$(175,394)
		Net Unrealized Depreciation on Forward Foreign Currency Contracts				$(175,394)

Inflation Protected Securities Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	JPY	11/30/2009	$2,737	$2,735	$(2)
Purchase	EUR	JPY	11/30/2009	1,638,952	1,642,095	3,143
Purchase	JPY	EUR	11/30/2009	1,644,830	1,638,952	(5,878)
		Net Unrealized Depreciation on Forward Foreign Currency Contracts				$(2,737)

Discovery Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2009	Net Unrealized Depreciation
Sale	EUR	USD	10/07/2009	$649,917	$665,824	$(15,907)
		Net Unrealized Depreciation on Forward Foreign Currency Contracts				$(15,907)

International Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Purchase	CAD	EUR	10/16/2009	$1,234,567	$1,239,064	$4,497
Purchase	CHF	EUR	10/16/2009	470,377	470,480	103
Purchase	EUR	CAD	10/16/2009	1,223,761	1,234,567	10,806
Purchase	EUR	CHF	10/16/2009	471,164	470,377	(787)
						$14,619
Sale	CHF	USD	10/20/2009	$1,742,000	$1,731,274	$10,726
Sale	EUR	USD	10/19/2009	6,596,000	6,608,532	(12,532)
						$(1,806)
		Net Unrealized Appreciation on Forward Foreign Currency Contracts				$12,813

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	AUD	10/06/2009	$20,071,888	$21,033,069	$961,181
Purchase	USD	AUD	11/05/2009	20,991,810	20,982,668	(9,142)
Purchase	USD	CAD	10/06/2009	3,471,359	3,480,670	9,311
Purchase	USD	CHF	10/06/2009	15,696,457	16,003,285	306,828
Purchase	USD	CHF	11/05/2009	15,986,367	16,006,374	20,007
Purchase	USD	EUR	10/06/2009	31,742,118	31,775,616	33,498
Purchase	USD	GBP	10/06/2009	14,725,368	14,727,413	2,045
Purchase	USD	JPY	10/06/2009	11,093,102	11,461,368	368,266
Purchase	USD	JPY	11/05/2009	9,822,890	9,797,746	(25,144)
Purchase	USD	NOK	10/06/2009	3,727,003	3,877,203	150,200
Purchase	USD	NOK	11/05/2009	2,503,215	2,514,450	11,235
Purchase	USD	NZD	10/06/2009	2,952,636	3,114,986	162,350
Purchase	USD	NZD	11/05/2009	3,113,951	3,108,515	(5,436)
Purchase	USD	SEK	10/06/2009	1,132,384	1,135,874	3,490
						$1,988,689
Sale	AUD	USD	10/06/2009	$21,041,535	$21,033,069	$8,466
Sale	CAD	USD	10/06/2009	3,393,229	3,480,670	(87,441)
Sale	CAD	USD	11/05/2009	3,426,487	3,434,904	(8,417)
Sale	CHF	USD	10/06/2009	15,982,439	16,003,286	(20,847)
Sale	EUR	USD	10/06/2009	31,161,645	31,775,617	(613,972)
Sale	EUR	USD	11/05/2009	28,898,973	28,932,327	(33,354)
Sale	GBP	USD	10/06/2009	15,018,175	14,727,412	290,763
Sale	GBP	USD	11/05/2009	12,879,939	12,870,488	9,451
Sale	JPY	USD	10/06/2009	11,491,986	11,461,368	30,618
Sale	NOK	USD	10/06/2009	3,847,413	3,877,203	(29,790)
Sale	NZD	USD	10/06/2009	3,120,077	3,114,986	5,091
Sale	SEK	USD	10/06/2009	1,115,276	1,135,874	(20,598)
Sale	SEK	USD	11/05/2009	1,132,588	1,136,112	(3,524)
						$(473,554)
		Net Unrealized Appreciation on Forward Foreign Currency Contracts				$1,515,135

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Overseas Equity Index Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2009	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	AUD	12/16/2009	$348,953	$356,696	$7,743
Purchase	USD	EUR	12/16/2009	2,938,317	2,941,247	2,930
Purchase	USD	GBP	12/16/2009	1,903,328	1,849,217	(54,111)
Purchase	USD	JPY	12/16/2009	2,856,296	2,911,588	55,292
						$11,854
Sale	EUR	USD	12/16/2009	$40,660	$40,826	$(166)
		Net Unrealized Appreciation on Forward Foreign Currency Contracts				$11,688

Glossary:

AUD—  Australian Dollar
CAD—  Canadian Dollar
CHF—  Swiss Franc
EUR—  European Monetary Unit
GBP—  British Pound Sterling
JPY—  Japanese Yen
NOK—  Norwegian Krone
NZD—  New Zealand Dollar
SEK—  Swedish Krona
USD—  U.S. Dollar

Option Contracts

Certain funds may enter into option contracts to seek to manage or “hedge” against one or more of the investment risks to which a fund may be exposed from time to time in pursuing its investment objective(s), including, for example, debt instrument market risks (such as interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument) and stock market risk (which is the risk that stock prices overall will decline over short or extended periods).

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities prices or another instrument, such as a futures contract) with another party at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party. Purchasing a put option contract protects the purchaser from declines in market value on the underlying index or security. Purchasing a call option contract may enable the purchaser to benefit from price appreciation (if any) in the underlying index or security.

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

A risk in writing, which is selling, a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

Written option activity for the nine month period ended September 30, 2009 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2009	—	$—	—	$—	—	—
Contracts written	—	—	28	9,547	28	9,547
Contracts closed	—	—	(23)	(7,842)	(23)	(7,842)
Contracts expired	—	—	(5)	(1,705)	(5)	(1,705)
Ending balance as of 09/30/2009	—	$—	—	$—	—	$—

Swap Agreements

Certain funds may enter into swap agreements to seek to manage or “hedge” against one or more investment risks to which a fund may be exposed from time to time in pursing its investment objective(s), including, for example, interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument.

Generally, a swap is a privately-negotiated agreement between two parties to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest with respect to a notional amount of principal. An inflation swap agreement involves the exchange between two parties of their respective commitments to pay or receive a fixed rate in exchange for the actual rate of change of an inflation index with respect to a notional amount of principal. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation.

The swaps listed below are marked to market daily using pricing services or fair values determined using a Bloomberg Swap Curve Calculator.

Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swaps transactions and change in net unrealized appreciation (depreciation) on swaps, respectively.

The risks of entering into swap agreements include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swap agreements may also include counterparty risk, which is the

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

risk that the other party to a swap agreement may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swap agreements are not traded on exchanges or other organized markets and thus may be less liquid than other derivative instruments.

At September 30, 2009, the following swap agreements were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6 month LIBOR	5.00%	03/20/2013	GBP 1,000,000	$121,087
Morgan Stanley Capital Services	3 month LIBOR	3.00%	06/16/2011	USD 26,000,000	72,792
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL 6,600,000	44,296
Royal Bank of Scotland plc	3 month LIBOR	4.00%	12/16/2014	USD 10,700,000	396,309
					$634,484

Glossary:

BRL  — Brazilian Real
GBP  — British Pound
USD  — U.S. Dollar

Swap Options (“Swaptions”)

Certain funds may enter into swap options (or “swaption”) to seek to manage or “hedge” against one or more investment risks to which a fund may be exposed from time to time in pursuing its investment objective(s), including, for example, interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument.

A swaption is a contract that gives a counterparty the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When a fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

The fund records an unrealized gain or loss for the amount expected to be received or paid under the agreement if such agreement was terminated at valuation.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Written swaption activity for the nine month period ended September 30, 2009 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 01/01/2009	$4,400,000	$107,490	$1,800,000	$12,343	$6,200,000	$119,833
Written	39,750,000	140,085	81,150,000	576,176	120,900,000	716,261
Closed	(42,150,000)	(234,880)	(60,550,000)	(344,659)	(102,700,000)	(579,539)
Expired	—	—	—	—	—	—
Ending balance as of 09/30/2009	$2,000,000	$12,695	$22,400,000	$243,860	$24,400,000	$256,555

Exchange	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation
OTC	Put—Interest Rate Swaption	$10,000,000	4.00%	11/23/2009	$58,486
OTC	Put—Interest Rate Swaption	4,000,000	4.00%	11/23/2009	41,073
OTC	Put—Interest Rate Swaption	3,800,000	4.35%	11/23/2009	20,612
OTC	Put—Interest Rate Swaption	3,000,000	3.42%	11/23/2009	79,887
OTC	Call—Interest Rate Swaption	2,000,000	3.00%	11/23/2009	6,507
OTC	Put—Interest Rate Swaption	1,000,000	4.00%	11/23/2009	7,637
OTC	Put—Interest Rate Swaption	600,000	4.35%	11/23/2009	2,927
					$217,129

U.S. Treasury Guarantee Program

On September 19, 2008, the U.S. Treasury announced the establishment of the U.S. Treasury Temporary Guarantee Program (the “Guarantee Program”) for money market funds. The Guarantee Program covered investors in a participating money market fund who were invested in the fund on September 19, 2008, and who continued to hold at least one share of the fund until the date when a Guarantee Event occurred, i.e., the fund “broke the buck.” Coverage was limited to the lower of the amount invested on September 19, 2008, or on the date the money market fund “broke the buck.” The Short-Term Investment Liquid Assets Portfolio (the “Portfolio”), in which the Money Market Fund invests, participated in the Guarantee Program. As a result, shareholders of the Portfolio, including the Money Market Fund, were guaranteed to receive $1.00 per share held as of September 19, 2008, subject to the terms of the Guarantee Program. The Guarantee Program was extended through September 18, 2009. The Portfolio participated in the Guarantee Program through September 18, 2009, when it expired.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Tax Basis Unrealized Appreciation (Depreciation)

At September 30, 2009, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$464,262,306	$—	$—	$—
Low Duration Bond	508,663,227	14,796,201	3,943,693	10,852,508
Inflation Protected Securities	380,905,136	8,116,421	605,969	7,510,452
Asset Allocation	491,518,263	56,564,888	76,167,828	(19,602,940)
Equity Income	1,585,188,969	183,151,319	194,894,336	(11,743,017)
Growth & Income	956,823,919	117,957,686	24,025,315	93,932,371
Growth	1,732,752,600	153,434,456	52,417,700	101,016,756
Select Value	300,392,073	29,649,846	10,985,569	18,664,277
Aggressive Opportunities	1,048,755,916	171,258,792	58,506,678	112,752,114
Discovery	188,394,513	16,526,942	6,353,140	10,173,802
International	931,437,331	92,514,183	41,314,214	51,199,969
Diversified Assets	427,686,797	3,110,824	2,294,896	815,928
Core Bond Index	1,158,229,386	33,645,576	10,183,832	23,461,744
500 Stock Index	277,082,087	145,428,551	70,402,608	75,025,943
Broad Market Index	442,943,730	186,582,017	116,846,513	69,735,504
Mid/Small Company Index	278,700,546	43,086,861	44,375,026	(1,288,165)
Overseas Equity Index	213,454,845	18,254,905	35,125,156	(16,870,251)
Model Portfolio Savings Oriented	299,001,363	2,631,547	13,746,776	(11,115,229)
Model Portfolio Conservative Growth	533,994,895	4,198,612	33,866,614	(29,668,002)
Model Portfolio Traditional Growth	1,412,514,853	8,008,161	133,743,362	(125,735,201)
Model Portfolio Long-Term Growth	1,697,261,939	5,842,322	172,401,421	(166,559,099)
Model Portfolio All-Equity Growth	668,294,765	—	120,186,707	(120,186,707)
Milestone Retirement Income	65,478,931	—	3,499,938	(3,499,938)
Milestone 2010	90,114,489	1,495,288	6,445,509	(4,950,221)
Milestone 2015	187,681,722	1,785,441	19,855,439	(18,069,998)
Milestone 2020	184,926,684	1,284,708	18,716,447	(17,431,739)
Milestone 2025	144,250,335	778,050	14,936,295	(14,158,245)
Milestone 2030	119,142,690	521,530	11,611,384	(11,089,854)
Milestone 2035	72,807,942	248,765	7,011,837	(6,763,072)
Milestone 2040	81,390,020	187,451	5,384,460	(5,197,009)

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of September 30, 2009, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of September 30, 2009, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$41,820,415	$42,292,804	101%*
Inflation Protected Securities	59,516,024	60,632,304	102%
Asset Allocation	35,122,765	36,024,916	103%
Equity Income	157,525,583	163,558,735	104%
Growth & Income	84,597,111	86,881,118	103%
Growth	118,507,851	121,382,180	102%
Select Value	42,881,164	44,088,167	103%
Aggressive Opportunities	211,019,522	217,224,156	103%
Discovery	30,453,443	31,313,076	103%
International	28,258,057	29,450,029	104%*
Core Bond Index	117,637,984	120,000,133	102%
500 Stock Index	18,224,452	18,632,224	102%
Broad Market Index	46,105,266	47,645,513	103%
Mid/Small Company Index	55,803,930	57,741,844	103%
Overseas Equity Index	21,291,832	22,322,523	105%

*	Collateralization was brought into compliance with additional collateral received the following business day.

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“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Vantagepoint Funds — 500 Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

*The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA.*

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
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Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	November 23, 2009

/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer
Date	November 23, 2009